UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22487

                                                     DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                                           New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                                           New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 250-4352

Date of fiscal year end:   May 31

Date of reporting period:   February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 1.3%
Beijing Enlight Media Co. Ltd., Class A	860,200	$1,134,789
China Film Co. Ltd., Class A	728,839	1,713,073
China United Network Communications Ltd., Class A	9,018,263	8,653,613
CITIC Guoan Information Industry Co. Ltd., Class A	2,676,647	1,841,432
Giant Network Group Co. Ltd., Class A	590,983	1,922,627
Perfect World Co. Ltd., Class A	378,025	1,678,870
Shanghai Oriental Pearl Group Co. Ltd., Class A	2,005,204	3,405,371
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	621,478	1,264,112

		21,613,887

Consumer Discretionary - 9.4%
BYD Co. Ltd., Class A	871,376	7,088,354
China Grand Automotive Services Co. Ltd., Class A	2,391,598	1,759,538
China International Travel Service Corp. Ltd., Class A	948,962	9,035,103
China Shipbuilding Industry Group Power Co. Ltd., Class A	683,286	2,549,214
Chongqing Changan Automobile Co. Ltd., Class A	1,896,156	2,413,719
Fuyao Glass Industry Group Co. Ltd., Class A	1,351,597	4,891,280
Great Wall Motor Co. Ltd., Class A	1,185,711	1,392,571
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,667,848	31,207,455
Guangzhou Automobile Group Co. Ltd., Class A	887,570	1,577,531
Hangzhou Robam Appliances Co. Ltd., Class A	463,825	1,720,062
HLA Corp. Ltd., Class A	1,730,215	2,543,313
Huayu Automotive Systems Co. Ltd., Class A	1,534,293	4,751,055
Kuang-Chi Technologies Co. Ltd., Class A	406,739	721,708
Liaoning Cheng Da Co. Ltd., Class A	1,188,897	2,340,198
Midea Group Co. Ltd., Class A	4,485,815	31,985,352
Oppein Home Group, Inc., Class A	122,183	1,713,966
Qingdao Haier Co. Ltd., Class A	3,533,586	8,690,335
SAIC Motor Corp. Ltd., Class A	3,390,421	14,328,823
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,973,001	4,102,876
Songcheng Performance Development Co. Ltd., Class A	707,082	2,226,465
Suning.com Co. Ltd., Class A	3,607,858	6,590,137
Suofeiya Home Collection Co. Ltd., Class A	621,630	1,721,763
TCL Corp., Class A	10,494,223	5,058,438
Wuchan Zhongda Group Co. Ltd., Class A	1,671,795	1,357,205
Xiamen Intretech, Inc., Class A	94,900	773,538
Zhejiang Century Huatong Group Co. Ltd., Class A	457,846	1,394,524
Zhejiang Supor Co. Ltd., Class A	151,775	1,392,961
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,274,132	1,524,939

		156,852,423

Consumer Staples - 8.8%
Foshan Haitian Flavouring & Food Co. Ltd., Class A	770,624	8,818,369
Guangdong Haid Group Co. Ltd., Class A	757,601	2,989,274
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	47,200	323,028
Henan Shuanghui Investment & Development Co. Ltd., Class A	959,527	3,458,103
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,883,574	23,741,684
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	587,383	9,734,274
Kweichow Moutai Co. Ltd., Class A	486,106	54,770,576
Luzhou Laojiao Co. Ltd., Class A	711,919	5,443,814
Muyuan Foodstuff Co. Ltd., Class A	605,201	4,045,241
New Hope Liuhe Co. Ltd., Class A	2,042,746	3,231,349
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	249,599	1,847,144
Tongwei Co. Ltd., Class A	1,888,846	3,354,340
Wuliangye Yibin Co. Ltd., Class A	1,888,805	20,153,792
Yonghui Superstores Co. Ltd., Class A	3,712,463	4,792,276

		146,703,264

Energy - 2.5%
China Coal Energy Co. Ltd., Class A	1,799,010	1,379,940
China Oilfield Services Ltd., Class A	578,939	849,278
China Petroleum & Chemical Corp., Class A	12,033,215	10,792,443
China Petroleum Engineering Corp.	1,628,600	1,040,212
China Shenhua Energy Co. Ltd., Class A	1,918,667	5,852,537
Offshore Oil Engineering Co. Ltd., Class A	2,146,089	1,944,017
PetroChina Co. Ltd., Class A	7,838,441	9,159,148

Shaanxi Coal Industry Co. Ltd., Class A	3,870,148	5,157,541
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,533,525	1,430,324
Wintime Energy Co. Ltd., Class A*	6,029,785	1,871,668
Yanzhou Coal Mining Co. Ltd., Class A	856,844	1,350,297

		40,827,405

Financials - 35.6%
Agricultural Bank of China Ltd., Class A	37,100,100	21,038,865
Anxin Trust Co. Ltd., Class A	2,128,125	2,397,771
Avic Capital Co. Ltd., Class A	4,344,582	3,773,415
Bank of Beijing Co. Ltd., Class A	14,333,190	13,732,244
Bank of Chengdu Co. Ltd., Class A	389,200	515,181
Bank of China Ltd., Class A	20,398,500	11,689,424
Bank of Communications Co. Ltd., Class A	26,610,692	25,415,565
Bank of Guiyang Co. Ltd., Class A	1,333,701	2,581,440
Bank of Hangzhou Co. Ltd., Class A	1,977,209	2,599,514
Bank of Jiangsu Co. Ltd., Class A	6,715,192	7,115,090
Bank of Nanjing Co. Ltd., Class A	5,756,242	6,391,100
Bank of Ningbo Co. Ltd., Class A	2,523,629	7,268,527
Bank of Shanghai Co. Ltd., Class A	5,293,442	9,716,433
Bohai Leasing Co. Ltd., Class A	1,818,994	1,254,114
Caitong Securities Co. Ltd., Class A	387,400	594,315
Changjiang Securities Co. Ltd., Class A	3,745,769	3,929,705
China CITIC Bank Corp. Ltd., Class A	2,976,324	2,909,278
China Construction Bank Corp., Class A	6,503,828	6,968,785
China Everbright Bank Co. Ltd., Class A	15,420,987	9,734,556
China Galaxy Securities Co. Ltd., Class A	1,252,228	2,036,918
China Life Insurance Co. Ltd., Class A	1,604,555	6,795,644
China Merchants Bank Co. Ltd., Class A	10,010,548	47,416,380
China Merchants Securities Co. Ltd., Class A	2,769,506	7,253,424
China Minsheng Banking Corp. Ltd., Class A	24,000,731	23,388,441
China Pacific Insurance Group Co. Ltd., Class A	3,038,077	15,423,989
CITIC Securities Co. Ltd., Class A	7,671,503	26,915,145
CSC Financial Co. Ltd., Class A	430,594	1,292,884
Dongxing Securities Co. Ltd., Class A	1,333,559	2,613,007
East Money Information Co. Ltd., Class A	3,501,597	10,242,025
Everbright Securities Co. Ltd., Class A	1,898,533	3,748,363
First Capital Securities Co. Ltd., Class A	2,037,580	2,204,531
Founder Securities Co. Ltd., Class A	3,984,026	4,423,425
GF Securities Co. Ltd., Class A	2,870,917	7,064,882
Guosen Securities Co. Ltd., Class A	2,387,492	4,054,598
Guotai Junan Securities Co. Ltd., Class A	4,361,472	12,698,545
Guoyuan Securities Co. Ltd., Class A	1,950,166	2,808,423
Haitong Securities Co. Ltd., Class A	7,835,381	14,861,728
Hithink RoyalFlush Information Network Co. Ltd., Class A	216,817	2,449,362
Huaan Securities Co. Ltd., Class A	1,783,243	1,695,171
Huatai Securities Co. Ltd., Class A	3,157,373	10,841,918
Huaxia Bank Co. Ltd., Class A	6,143,180	7,627,464
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,453,458	1,516,154
Industrial & Commercial Bank of China Ltd., Class A	20,876,284	17,913,674
Industrial Bank Co. Ltd., Class A	12,054,565	32,128,956
Industrial Securities Co. Ltd., Class A	4,546,888	4,641,240
Minmetals Capital Co. Ltd., Class A	503,200	754,693
New China Life Insurance Co. Ltd., Class A	814,652	6,098,082
Orient Securities Co. Ltd., Class A	3,471,984	6,357,493
Ping An Bank Co. Ltd., Class A	8,313,874	15,335,062
Ping An Insurance Group Co. of China Ltd., Class A	10,509,280	109,798,565
SDIC Capital Co. Ltd., Class A	831,217	1,593,974
Shanghai Pudong Development Bank Co. Ltd., Class A	11,349,988	19,885,070
Shenwan Hongyuan Group Co. Ltd., Class A	6,539,216	5,367,252
Sinolink Securities Co. Ltd., Class A	2,332,756	3,425,532
SooChow Securities Co. Ltd., Class A	2,317,606	3,185,392
Southwest Securities Co. Ltd., Class A	2,740,532	2,122,589
Western Securities Co. Ltd., Class A	1,693,895	2,588,511
Zheshang Securities Co. Ltd., Class A	1,297,631	1,946,171

		592,139,999

Health Care - 6.5%
Aier Eye Hospital Group Co. Ltd., Class A	931,094	4,470,007
Beijing Tongrentang Co. Ltd., Class A	521,936	2,277,499
Changchun High & New Technology Industry Group, Inc., Class A(a)	121,122	4,085,932

Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	128,600	779,167
China Reform Health Management and Services Group Co. Ltd., Class A*	701,398	2,120,643
Chongqing Zhifei Biological Products Co. Ltd., Class A	468,081	3,104,264
Dong-E-E-Jiao Co. Ltd., Class A	450,699	3,076,425
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	538,434	3,023,642
Huadong Medicine Co. Ltd., Class A	709,302	3,355,475
Hualan Biological Engineering, Inc., Class A	531,097	3,068,037
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	324,300	1,695,801
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,143,063	22,994,684
Jointown Pharmaceutical Group Co. Ltd., Class A	538,500	1,240,786
Kangmei Pharmaceutical Co. Ltd., Class A	2,890,365	4,580,794
Lepu Medical Technology Beijing Co. Ltd., Class A	1,044,576	4,026,504
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,812,662	4,679,792
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	439,320	1,838,326
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	971,913	4,174,282
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,111,207	3,054,558
Shanghai RAAS Blood Products Co. Ltd., Class A	1,443,802	2,098,602
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	400,864	1,457,862
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	837,822	2,979,473
Tasly Pharmaceutical Group Co. Ltd., Class A	872,244	2,702,271
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,368,681	2,980,033
Walvax Biotechnology Co. Ltd., Class A*	1,193,591	3,740,576
WuXi AppTec Co. Ltd., Class A*	105,100	1,409,709
Yunnan Baiyao Group Co. Ltd., Class A(a)	488,096	6,197,212
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	282,424	4,464,617
Zhejiang NHU Co. Ltd., Class A	834,330	2,202,568

		107,879,541

Industrials - 13.5%
AECC Aviation Power Co. Ltd., Class A	866,186	3,262,602
Air China Ltd., Class A	2,893,718	4,266,549
AVIC Aircraft Co. Ltd., Class A	1,337,714	3,238,006
AVIC Helicopter Co. Ltd., Class A	277,055	1,928,360
AVIC Shenyang Aircraft Co. Ltd., Class A*	398,190	2,001,958
Beijing New Building Materials PLC, Class A	822,948	2,279,366
Beijing Orient Landscape & Environment Co. Ltd., Class A	1,305,100	1,643,803
Beijing Originwater Technology Co. Ltd., Class A	1,826,088	2,556,160
China Avionics Systems Co. Ltd., Class A	510,463	1,257,694
China Communications Construction Co. Ltd., Class A	2,277,822	4,198,077
China Eastern Airlines Corp. Ltd., Class A	3,795,065	3,307,468
China Gezhouba Group Co. Ltd., Class A	2,670,790	2,825,854
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	533,754	716,882
China National Chemical Engineering Co. Ltd., Class A	1,914,104	1,753,871
China Nuclear Engineering Corp. Ltd., Class A	761,083	901,813
China Railway Construction Corp. Ltd., Class A	4,456,279	7,581,250
China Railway Group Ltd., Class A	7,220,857	7,931,041
China Shipbuilding Industry Co. Ltd., Class A	8,857,494	6,886,716
China Southern Airlines Co. Ltd., Class A	3,339,594	4,161,441
China Spacesat Co. Ltd., Class A	578,258	1,933,007
China State Construction Engineering Corp. Ltd., Class A	20,371,901	18,696,930
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,704,487	2,769,679
CRRC Corp. Ltd., Class A	9,418,575	13,296,581
Daqin Railway Co. Ltd., Class A	5,763,380	7,680,551
Fangda Carbon New Material Co. Ltd., Class A	1,047,898	3,477,903
Guangshen Railway Co. Ltd., Class A	3,278,250	1,883,504
Guangzhou Baiyun International Airport Co. Ltd., Class A	994,700	1,828,801
Guangzhou Port Co. Ltd., Class A	1,800,800	1,292,630
Hainan Airlines Holding Co. Ltd., Class A	11,129,300	3,620,662
Han’s Laser Technology Industry Group Co. Ltd., Class A	829,787	4,924,768

Jiangsu Zhongtian Technology Co. Ltd., Class A	2,381,843	3,515,386
Luxshare Precision Industry Co. Ltd., Class A	2,394,463	7,493,250
Metallurgical Corp. of China Ltd., Class A	6,906,100	3,586,541
NARI Technology Co. Ltd., Class A	1,781,550	4,913,190
Ningbo Zhoushan Port Co. Ltd., Class A	3,832,381	2,241,911
Power Construction Corp. of China Ltd., Class A	5,921,796	4,975,371
Sany Heavy Industry Co. Ltd., Class A	5,289,401	8,201,356
SF Holding Co. Ltd., Class A	472,782	2,559,010
Shanghai Construction Group Co. Ltd., Class A	4,316,411	2,286,729
Shanghai Electric Group Co. Ltd., Class A	3,406,506	2,836,658
Shanghai International Airport Co. Ltd., Class A	938,988	8,023,706
Shanghai International Port Group Co. Ltd., Class A	3,139,986	2,797,471
Shenzhen Inovance Technology Co. Ltd., Class A	966,401	3,742,470
Siasun Robot & Automation Co. Ltd., Class A	1,062,807	2,585,268
Spring Airlines Co. Ltd., Class A	261,636	1,378,275
STO Express Co. Ltd., Class A	289,500	920,220
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,541,676	2,491,639
TBEA Co. Ltd., Class A	3,600,469	4,271,593
Tus-Sound Environmental Resources Co. Ltd., Class A	706,228	1,243,628
Weichai Power Co. Ltd., Class A	4,691,940	6,693,819
XCMG Construction Machinery Co. Ltd., Class A	4,556,726	2,679,247
Xiamen C & D, Inc., Class A	1,654,781	2,101,521
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,258,676	4,658,280
YTO Express Group Co. Ltd., Class A	352,934	682,594
Yunda Holding Co. Ltd., Class A	130,372	698,267
Zangge Holding Co. Ltd., Class A*	583,609	1,025,090
Zhejiang Chint Electrics Co. Ltd., Class A	835,327	3,146,368
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,041,793	2,291,619
Zhengzhou Yutong Bus Co. Ltd., Class A	1,293,849	2,718,628
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,349,356	2,726,076

		223,589,108

Information Technology - 8.2%
360 Security Technology, Inc., Class A	391,482	1,525,979
Aisino Corp., Class A	1,082,673	4,590,206
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	378,803	2,317,155
Beijing Shiji Information Technology Co. Ltd., Class A	319,781	1,529,482
Beijing Xinwei Technology Group Co. Ltd., Class A*(a)	500,044	777,861
BOE Technology Group Co. Ltd., Class A	22,943,773	13,935,510
Chaozhou Three-Circle Group Co. Ltd., Class A	1,002,599	2,944,529
DHC Software Co. Ltd., Class A	1,809,711	2,209,155
Fiberhome Telecommunication Technologies Co. Ltd., Class A	687,295	3,362,140
Focus Media Information Technology Co. Ltd., Class A	7,107,250	7,148,668
Foxconn Industrial Internet Co. Ltd., Class A*	1,132,900	2,551,199
Gigadevice Semiconductor Beijing, Inc., Class A	134,580	1,847,702
GoerTek, Inc., Class A	1,893,561	2,509,319
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,582,064	18,442,342
Hengtong Optic-electric Co. Ltd., Class A	1,297,164	4,173,566
Hundsun Technologies, Inc., Class A	479,333	6,182,519
Iflytek Co. Ltd., Class A	1,423,719	7,587,134
Lens Technology Co. Ltd., Class A	764,783	970,110
Leyard Optoelectronic Co. Ltd., Class A	1,471,400	1,910,352
LONGi Green Energy Technology Co. Ltd., Class A	1,898,885	7,679,476
O-film Tech Co. Ltd., Class A	1,833,151	3,786,151
Sanan Optoelectronics Co. Ltd., Class A	2,377,348	5,108,799
Shenzhen Goodix Technology Co. Ltd., Class A	94,626	1,206,664
Shenzhen Sunway Communication Co. Ltd., Class A	749,619	3,322,467
Tsinghua Tongfang Co. Ltd., Class A	2,016,651	3,120,852
Tunghsu Optoelectronic Technology Co. Ltd., Class A	3,718,773	3,146,635
Unisplendour Corp. Ltd., Class A	208,320	1,227,359
Wangsu Science & Technology Co. Ltd., Class A	1,420,037	2,136,111
Yonyou Network Technology Co. Ltd., Class A	934,607	4,249,767
Zhejiang Dahua Technology Co. Ltd., Class A	1,731,325	4,089,998

ZTE Corp., Class A*	2,301,269	10,234,044

		135,823,251

Materials - 6.7%
ADAMA Ltd., Class A	242,400	413,107
Aluminum Corp. of China Ltd., Class A*	6,371,406	4,050,499
Angang Steel Co. Ltd., Class A	1,790,437	1,514,976
Anhui Conch Cement Co. Ltd., Class A	1,935,155	10,237,540
Baiyin Nonferrous Group Co. Ltd., Class A	820,600	432,285
Baoshan Iron & Steel Co. Ltd., Class A	8,622,312	9,650,473
BBMG Corp., Class A	3,234,500	1,940,425
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	865,690	2,483,015
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	1,128,012	1,634,543
Beijing Shougang Co. Ltd., Class A*	1,542,317	987,404
China Jushi Co. Ltd., Class A	2,037,567	3,332,622
China Molybdenum Co. Ltd., Class A	6,847,490	4,864,095
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,099,812	3,340,422
Hengli Petrochemical Co. Ltd., Class A	731,869	1,630,635
Hengyi Petrochemical Co. Ltd., Class A	1,268,148	2,630,561
Hesteel Co. Ltd., Class A	4,110,010	2,079,248
Hoshine Silicon Industry Co. Ltd., Class A	80,761	686,853
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	17,646,907	4,661,283
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,184,553	1,948,480
Jiangxi Copper Co. Ltd., Class A	997,160	2,313,976
Jiangxi Ganfeng Lithium Co. Ltd., Class A	749,509	3,011,033
Kangde Xin Composite Material Group Co. Ltd., Class A	2,004,678	1,866,779
Lomon Billions Group Co. Ltd., Class A	592,691	1,253,319
Qinghai Salt Lake Industry Co. Ltd., Class A*	1,344,509	1,454,673
Rongsheng Petro Chemical Co. Ltd., Class A	1,215,982	2,034,213
Shandong Gold Mining Co. Ltd., Class A	720,064	3,503,098
Shandong Nanshan Aluminum Co. Ltd., Class A	6,952,040	2,655,925
Sinopec Shanghai Petrochemical Co. Ltd., Class A	2,136,550	1,756,824
Tianqi Lithium Corp., Class A	651,883	3,610,142
Tongling Nonferrous Metals Group Co. Ltd., Class A	6,121,720	2,165,138
Wanhua Chemical Group Co. Ltd., Class A*	1,584,342	9,663,116
Xiamen Tungsten Co. Ltd., Class A	825,399	1,758,959
YanAn Bicon Pharmaceutical Listed Co., Class A	288,455	864,812
Zhejiang Huayou Cobalt Co. Ltd., Class A	482,080	2,749,624
Zhejiang Longsheng Group Co. Ltd., Class A	2,522,240	4,087,707
Zhongjin Gold Corp. Ltd., Class A	1,674,016	2,170,915
Zijin Mining Group Co. Ltd., Class A	11,716,251	6,259,438

		111,698,157

Real Estate - 4.5%
China Fortune Land Development Co. Ltd., Class A	1,733,928	8,181,944
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,295,045	7,260,904
China Vanke Co. Ltd., Class A	4,706,685	19,659,916
Financial Street Holdings Co. Ltd., Class A	1,179,758	1,408,466
Gemdale Corp., Class A	2,182,721	3,684,041
Greenland Holdings Corp. Ltd., Class A	3,527,235	3,663,594
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,798,433	2,122,923
Poly Developments and Holdings Group Co. Ltd., Class A	6,901,925	13,606,195
Red Star Macalline Group Corp. Ltd., Class A	316,916	593,069
RiseSun Real Estate Development Co. Ltd., Class A	1,684,878	2,401,239
Seazen Holdings Co. Ltd., Class A	868,345	4,382,577
Xinhu Zhongbao Co. Ltd., Class A	4,168,646	2,276,878
Yango Group Co. Ltd., Class A	1,568,397	1,603,284
Youngor Group Co. Ltd., Class A	2,424,360	3,082,480
Zhejiang China Commodities City Group Co. Ltd., Class A	2,638,514	1,716,760

		75,644,270

Utilities - 2.6%
China National Nuclear Power Co. Ltd., Class A	4,514,600	4,035,615
China Yangtze Power Co. Ltd., Class A	6,401,941	15,572,664
Datang International Power Generation Co. Ltd., Class A	2,402,600	1,201,129

GD Power Development Co. Ltd., Class A	11,422,900	4,517,372
Huadian Power International Corp. Ltd., Class A	3,150,900	2,092,465
Huaneng Lancang River Hydropower, Inc., Class A	1,732,800	905,066
Huaneng Power International, Inc., Class A	4,252,014	4,371,974
SDIC Power Holdings Co. Ltd., Class A	3,949,251	4,762,003
Sichuan Chuantou Energy Co. Ltd., Class A	1,701,722	2,336,362
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,955,988	2,821,931

		42,616,581

TOTAL COMMON STOCKS (Cost $1,471,215,427)		1,655,387,886

TOTAL INVESTMENTS - 99.6% (Cost $1,471,215,427)		$1,655,387,886
Other assets and liabilities, net - 0.4%		6,213,540

NET ASSETS - 100.0%		$1,661,601,426

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$1,644,326,881	$—	$11,061,005	$1,655,387,886

TOTAL	$1,644,326,881	$—	$11,061,005	$1,655,387,886

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $ 3,619,646 and between Level 3 and Level 1 was $16,637,082. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 5.1%
Beijing Gehua CATV Network Co. Ltd., Class A	45,500	$72,586
Beijing HualuBaina Film & TV Co. Ltd., Class A	28,200	22,473
Beijing Kunlun Tech Co. Ltd., Class A	38,800	88,533
Bluefocus Intelligent Communications Group Co. Ltd., Class A	88,000	63,561
Changjiang Publishing & Media Co. Ltd., Class A	39,100	41,604
China South Publishing & Media Group Co. Ltd., Class A	46,400	93,617
Chinese Universe Publishing and Media Group Co. Ltd., Class A	35,689	74,723
Dalian Zeus Entertainment Group Co. Ltd., Class A	37,580	31,126
Dr Peng Telecom & Media Group Co. Ltd., Class A	92,100	133,595
G-bits Network Technology Xiamen Co. Ltd., Class A	2,173	57,476
Guangdong Advertising Group Co. Ltd., Class A*	118,984	63,923
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	21,300	25,747
Hangzhou Shunwang Technology Co. Ltd., Class A	30,000	64,289
Huayi Brothers Media Corp., Class A	126,396	102,988
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	126,300	92,921
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	52,000	64,409
Kingnet Network Co. Ltd., Class A	72,200	46,547
Mango Excellent Media Co. Ltd., Class A	18,701	113,976
Ourpalm Co. Ltd., Class A	179,000	102,309
People.cn Co. Ltd., Class A	33,500	87,287
Shandong Publishing & Media Co. Ltd., Class A	18,109	23,781
Wasu Media Holding Co. Ltd., Class A	37,100	55,642
Xinhuanet Co. Ltd., Class A	13,950	42,156
Youzu Interactive Co. Ltd., Class A	34,200	103,964
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	43,300	70,175
Zhejiang Huace Film & TV Co. Ltd., Class A	46,000	55,810

		1,795,218

Consumer Discretionary - 9.7%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	86,200	67,922
Anhui Xinhua Media Co. Ltd., Class A	40,000	45,725
Anhui Zhongding Sealing Parts Co. Ltd., Class A	47,800	84,672
Beiqi Foton Motor Co. Ltd., Class A	302,200	95,157
Besttone Holdings Co. Ltd., Class A	21,400	38,802
BTG Hotels Group Co. Ltd., Class A	32,600	95,111
CCOOP Group Co. Ltd., Class A	116,900	59,837
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	8,800	30,848
China CYTS Tours Holding Co. Ltd., Class A	37,800	85,123
Chongqing Department Store Co. Ltd., Class A	15,695	72,374
Chongqing Sokon Industry Group Co. Ltd., Class A	18,100	44,892
Dashang Co. Ltd., Class A	11,000	46,768
DongFeng Automobile Co. Ltd., Class A	51,800	33,704
Eastern Gold Jade Co. Ltd., Class A*	41,700	28,626
Eastern Pioneer Driving School Co. Ltd., Class A	11,800	25,252
Ecovacs Robotics Co. Ltd., Class A*	2,700	22,645
Gansu Gangtai Holding Group Co. Ltd., Class A	30,300	21,659
Global Top E-Commerce Co. Ltd., Class A	40,550	71,407
Guangdong Chj Industry Co. Ltd., Class A	29,400	21,586
Hang Zhou Great Star Industrial Co. Ltd., Class A*	35,153	57,496
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	87,800	58,176
Hisense Electric Co. Ltd., Class A	51,000	73,521
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,500	28,854
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	67,700	39,908
Jason Furniture Hangzhou Co. Ltd., Class A	8,282	65,938
Jiangsu Hongtu High Technology Co. Ltd., Class A	62,700	39,111
Jinzhou Cihang Group Co. Ltd., Class A*	73,000	34,098
Joyoung Co. Ltd., Class A	20,800	55,562
KingClean Electric Co. Ltd., Class A	5,600	20,207
Leo Group Co. Ltd., Class A	221,295	59,114

Lifan Industry Group Co. Ltd., Class A*	46,300	31,507
Loncin Motor Co. Ltd., Class A	66,650	49,632
Meisheng Cultural & Creative Corp. Ltd., Class A*	24,960	22,870
NanJi E-Commerce Co. Ltd., Class A	79,450	125,679
Nanjing Central Emporium, Class A	39,500	27,292
Ningbo Huaxiang Electronic Co. Ltd., Class A	25,400	47,533
Ningbo Joyson Electronic Corp., Class A	36,500	141,568
Ningbo Peacebird Fashion Co. Ltd., Class A	3,900	11,018
Ningbo Tuopu Group Co. Ltd., Class A*	18,500	48,479
Shandong Linglong Tyre Co. Ltd., Class A	32,200	76,932
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	10,700	40,239
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	75,200	95,389
Shenzhen Fenda Technology Co. Ltd., Class A	41,062	28,494
Shenzhen Tellus Holding Co. Ltd., Class A*	5,200	22,334
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	53,550	46,431
Sichuan Changhong Electric Co. Ltd., Class A	239,400	102,177
Sinomach Automobile Co. Ltd., Class A	27,650	31,236
Sou Yu Te Group Co. Ltd., Class A	83,424	35,357
UTour Group Co. Ltd., Class A	33,500	35,545
Visual China Group Co. Ltd., Class A	27,400	107,908
Wangfujing Group Co. Ltd., Class A	20,930	49,444
Wanxiang Qianchao Co. Ltd., Class A	89,200	81,200
Weifu High-Technology Group Co. Ltd., Class A	38,100	118,321
Wuhan Department Store Group Co. Ltd., Class A	26,309	43,187
Wuxi Little Swan Co. Ltd., Class A	14,605	120,638
Xinhua Winshare Publishing and Media Co. Ltd., Class A	10,600	19,346
Yantai Tayho Advanced Materials Co. Ltd., Class A	29,200	49,807
Yihua Lifestyle Technology Co. Ltd., Class A	76,900	52,445
Yotrio Group Co. Ltd., Class A	75,940	35,698
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	28,270	67,458
Zhejiang Semir Garment Co. Ltd., Class A	36,300	54,442
Zhejiang Yasha Decoration Co. Ltd., Class A	45,200	41,686
Zotye Automobile Co. Ltd., Class A	65,900	51,336

		3,436,723

Consumer Staples - 7.1%
Angel Yeast Co. Ltd., Class A	31,775	130,781
Anhui Gujing Distillery Co. Ltd., Class A	7,800	90,560
Anhui Yingjia Distillery Co. Ltd., Class A	16,700	40,498
Beijing Dabeinong Technology Group Co. Ltd., Class A	137,500	80,642
Beijing Shunxin Agriculture Co. Ltd., Class A	25,900	163,263
Beijing Yanjing Brewery Co. Ltd., Class A	91,500	87,390
Better Life Commercial Chain Share Co. Ltd., Class A	22,730	30,630
Bright Dairy & Food Co. Ltd., Class A	39,400	55,505
By-health Co. Ltd., Class A	57,000	177,951
Chongqing Fuling Zhacai Group Co. Ltd., Class A	30,600	120,510
Chuying Agro-pastora Group Co. Ltd., Class A	101,900	35,736
COFCO Tunhe Sugar Co. Ltd., Class A	66,500	81,873
Fujian Sunner Development Co. Ltd., Class A*	32,500	127,702
Hebei Chengde Lolo Co., Class A	40,341	52,074
Heilongjiang Agriculture Co. Ltd., Class A	46,200	63,568
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	187,120	55,570
Jiangsu King’s Luck Brewery JSC Ltd., Class A	32,700	101,404
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	36,100	178,589
Laobaixing Pharmacy Chain JSC, Class A	7,410	63,607
Opple Lighting Co. Ltd., Class A	10,360	46,536
Shandong Denghai Seeds Co. Ltd., Class A	24,850	23,252
Shanghai Bailian Group Co. Ltd., Class A	53,500	77,284

Shanghai Flyco Electrical Appliance Co. Ltd., Class A	3,100	19,597
Shanghai Jahwa United Co. Ltd., Class A	21,432	99,085
Shanghai Maling Aquarius Co. Ltd., Class A	42,800	55,249
Shenzhen Agricultural Products Group Co. Ltd., Class A	47,500	41,397
Sichuan Swellfun Co. Ltd., Class A	22,300	138,107
Toly Bread Co. Ltd., Class A	4,200	32,949
Tsingtao Brewery Co. Ltd., Class A	22,897	130,802
Yuan Longping High-tech Agriculture Co. Ltd., Class A	56,754	132,464

		2,534,575

Energy - 2.5%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	34,300	33,988
China Merchants Energy Shipping Co. Ltd., Class A	156,200	107,460
Datong Coal Industry Co. Ltd., Class A*	54,300	38,653
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	78,300	35,288
Geo-Jade Petroleum Corp., Class A*	91,940	43,219
Guanghui Energy Co. Ltd., Class A	262,640	170,495
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	44,800	56,695
Jizhong Energy Resources Co. Ltd., Class A	72,400	45,270
Oriental Energy Co. Ltd., Class A	74,600	97,635
Shandong Xinchao Energy Corp. Ltd., Class A*	137,700	51,785
Shanxi Meijin Energy Co. Ltd., Class A	79,400	60,549
Yang Quan Coal Industry Group Co. Ltd., Class A	80,600	70,725
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	31,100	92,962

		904,724

Financials - 3.2%
Guangdong Golden Dragon Development, Inc., Class A	30,500	57,578
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	18,300	27,883
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	74,800	85,394
Jiangsu Financial Leasing Co. Ltd., Class A	58,200	66,443
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,200	57,226
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	60,800	64,965
Nanjing Securities Co. Ltd., Class A*	19,800	37,821
Northeast Securities Co. Ltd., Class A	91,300	118,401
Sealand Securities Co. Ltd., Class A	192,100	161,398
Shaanxi International Trust Co. Ltd., Class A	128,490	92,423
Shanghai AJ Group Co. Ltd., Class A	63,505	112,303
Shanxi Securities Co. Ltd., Class A	109,300	133,099
Wuxi Rural Commercial Bank Co. Ltd., Class A	62,900	61,671
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	35,700	75,918

		1,152,523

Health Care - 9.5%
Autobio Diagnostics Co. Ltd., Class A	5,500	48,672
Beijing SL Pharmaceutical Co. Ltd., Class A	26,400	107,003
Beijing Tiantan Biological Products Corp. Ltd., Class A	28,250	95,741
Chengzhi Co. Ltd., Class A	17,009	32,972
China Animal Husbandry Industry Co. Ltd., Class A	19,860	35,980
China National Accord Medicines Corp. Ltd., Class A	9,900	65,272
China National Medicines Corp. Ltd., Class A	20,100	74,420
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	35,041	68,921
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	25,500	95,669
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	37,538	66,550
DaShenlin Pharmaceutical Group Co. Ltd., Class A	5,100	33,388
Dezhan Healthcare Co. Ltd., Class A*	60,500	76,382
Dian Diagnostics Group Co. Ltd., Class A	21,140	57,733
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	41,800	58,762
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	28,500	42,999
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	57,550	41,653
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	42,700	38,616
Hangzhou Tigermed Consulting Co. Ltd., Class A	22,700	190,552

Harbin Gloria Pharmaceuticals Co. Ltd., Class A	62,250	33,536
Harbin Pharmaceutical Group Co. Ltd., Class A	103,820	64,452
Humanwell Healthcare Group Co. Ltd., Class A	61,700	101,008
Hybio Pharmaceutical Co. Ltd., Class A	30,300	44,268
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	29,348	53,520
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,785	136,885
Jiangzhong Pharmaceutical Co. Ltd., Class A	17,228	46,277
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	60,200	161,439
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	36,200	36,357
Jinyu Bio-Technology Co. Ltd., Class A	76,304	177,410
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	62,956	76,289
Livzon Pharmaceutical Group, Inc., Class A	18,311	91,406
Mayinglong Pharmaceutical Group Co. Ltd., Class A	21,100	48,240
Pengqi Technology Development Co. Ltd., Class A*	72,900	62,119
Realcan Pharmaceutical Group Co. Ltd., Class A	68,730	76,720
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	24,800	86,084
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	96,150	58,112
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	40,300	74,815
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	117,300	59,867
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	18,362	40,582
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	31,100	35,319
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	20,100	60,861
Winning Health Technology Group Co. Ltd., Class A	73,719	141,807
Yifan Pharmaceutical Co. Ltd., Class A	46,600	79,070
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	103,240	125,873
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	39,100	61,851
Zhejiang Medicine Co. Ltd., Class A	43,600	65,586
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	41,450	44,043

		3,375,081

Industrials - 20.1%
AECC Aero-Engine Control Co. Ltd., Class A	36,800	79,740
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	132,500	51,213
Antong Holdings Co. Ltd., Class A	50,160	52,324
Avic Aviation High-Technology Co. Ltd., Class A*	29,700	35,635
AVIC Electromechanical Systems Co. Ltd., Class A	93,927	105,968
Avic Heavy Machinery Co. Ltd., Class A	37,600	55,550
Beijing Changjiu Logistics Corp., Class A	5,560	10,222
Beijing Shouhang Resources Saving Co. Ltd., Class A	82,155	38,619
Beijing SPC Environment Protection Tech Co. Ltd., Class A	43,500	57,062
Beijing Watertek Information Technology Co. Ltd., Class A	68,177	68,473
Camel Group Co. Ltd., Class A	29,600	43,245
Changyuan Group Ltd., Class A	86,040	87,953
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	4,668
China Aerospace Times Electronics Co. Ltd., Class A*	141,200	139,073
China Baoan Group Co. Ltd., Class A	139,200	107,190
China CAMC Engineering Co. Ltd., Class A(a)	35,982	72,491
China First Heavy Industries, Class A*	177,200	94,405
China High-Speed Railway Technology Co. Ltd., Class A	146,596	102,165
China International Marine Containers Group Co. Ltd., Class A	57,200	112,933
China Meheco Co. Ltd., Class A	35,000	79,548
China Railway Hi-tech Industry Co. Ltd., Class A	71,900	128,436
China Railway Tielong Container Logistics Co. Ltd., Class A	59,200	70,941
China XD Electric Co. Ltd., Class A	138,100	85,321
Chongqing Construction Engineering Group Corp. Ltd., Class A	36,900	28,910
CITIC Heavy Industries Co. Ltd., Class A	116,600	68,210

CMST Development Co. Ltd., Class A	57,000	52,144
COSCO SHIPPING Development Co. Ltd., Class A*	256,500	114,452
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	92,500	81,444
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	55,800	32,393
Dalian Port PDA Co. Ltd., Class A	208,120	70,503
Dazhong Transportation Group Co. Ltd., Class A	73,750	49,637
Deppon Logistics Co. Ltd., Class A	7,400	20,077
Dongfang Electric Corp. Ltd., Class A*	71,400	105,060
Dongjiang Environmental Co. Ltd., Class A	32,200	57,904
Eternal Asia Supply Chain Management Ltd., Class A	96,500	80,501
Far East Smarter Energy Co. Ltd., Class A*	60,300	47,784
Foshan Electrical and Lighting Co. Ltd., Class A	43,784	38,486
Fujian Longking Co. Ltd., Class A	48,300	90,964
Guangxi Liugong Machinery Co. Ltd., Class A	69,030	75,510
Guosheng Financial Holding, Inc., Class A	50,487	83,404
Guoxuan High-Tech Co. Ltd., Class A	43,855	110,276
Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	62,284
Henan Pinggao Electric Co. Ltd., Class A	55,100	75,649
Henan Senyuan Electric Co. Ltd., Class A	36,000	87,462
Hongfa Technology Co. Ltd., Class A	28,780	109,907
Hunan Corun New Energy Co. Ltd., Class A*	70,347	54,485
Inner Mongolia First Machinery Group Co. Ltd., Class A	54,600	94,355
Jiangsu Hengli Hydraulic Co. Ltd., Class A	17,300	71,437
Jiangsu Zongyi Co. Ltd., Class A*	54,400	49,115
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	28,000	54,864
Jiangxi Special Electric Motor Co. Ltd., Class A	93,500	80,371
Jihua Group Corp. Ltd., Class A	142,400	86,490
Juneyao Airlines Co. Ltd., Class A	36,300	72,806
Keda Clean Energy Co. Ltd., Class A	81,800	65,430
Lanzhou LS Heavy Equipment Co. Ltd., Class A	28,900	23,505
Minmetals Development Co. Ltd., Class A*	30,300	36,129
Nanyang Topsec Technologies Group, Inc., Class A	31,080	70,732
Neoglory Prosperity, Inc., Class A*	49,750	22,050
North Electro-Optic Co. Ltd., Class A	13,700	22,898
North Industries Group Red Arrow Co. Ltd., Class A*	47,447	57,353
North Navigation Control Technology Co. Ltd., Class A	58,300	81,086
Northcom Group Co. Ltd., Class A*	37,400	52,799
Orient Group, Inc., Class A	192,790	117,959
Palm Eco-Town Development Co. Ltd., Class A	74,150	50,570
Pubang Landscape Architecture Co. Ltd., Class A	76,919	37,766
Qingdao TGOOD Electric Co. Ltd., Class A	32,580	109,832
Qinhuangdao Port Co. Ltd., Class A	92,300	48,209
Rizhao Port Co. Ltd., Class A	128,300	62,801
Saurer Intelligent Technology Co. Ltd., Class A	38,500	44,872
Shandong Hi-speed Co. Ltd., Class A	45,200	32,850
Shanghai Environment Group Co. Ltd., Class A	23,900	52,679
Shanghai M&G Stationery, Inc., Class A	18,400	84,161
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	20,849	56,720
Shanghai Tunnel Engineering Co. Ltd., Class A	122,300	131,408
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	25,100	57,722
Shenwu Environmental Technology Co. Ltd., Class A*	40,400	24,176
Shenzhen Airport Co. Ltd., Class A	68,900	98,297
Shenzhen Desay Battery Technology Co., Class A	8,200	41,423
Shenzhen Grandland Group Co. Ltd., Class A	43,100	37,048
Shenzhen Tagen Group Co. Ltd., Class A	46,484	41,275
Shenzhen Techand Ecology & Environment Co. Ltd., Class A	78,950	50,191
Sichuan Road & Bridge Co. Ltd., Class A	140,600	77,843
Sieyuan Electric Co. Ltd., Class A	29,980	52,256
Sinochem International Corp., Class A	67,200	77,419
Sinoma International Engineering Co., Class A	67,350	68,346
Sinotrans Ltd., Class A*	96,040	72,378

Sungrow Power Supply Co. Ltd., Class A	66,000	111,889
Suzhou Anjie Technology Co. Ltd., Class A	18,850	40,480
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	33,700	71,665
Taiyuan Heavy Industry Co. Ltd., Class A*	115,900	48,775
TangShan Port Group Co. Ltd., Class A	191,874	82,752
Tian Di Science & Technology Co. Ltd., Class A	111,300	63,781
TianGuang ZhongMao Co. Ltd., Class A	100,700	42,979
Tianjin Capital Environmental Protection Group Co. Ltd., Class A*	30,100	42,044
Tianjin Port Co. Ltd., Class A	54,100	66,767
Wolong Electric Group Co. Ltd., Class A	43,174	47,936
Xiamen ITG Group Corp. Ltd., Class A	82,248	98,683
Xiangtan Electric Manufacturing Co. Ltd., Class A	45,500	47,124
Xingyuan Environment Technology Co. Ltd., Class A	64,150	38,198
Xinjiang Machinery Research Institute Co. Ltd., Class A	61,300	53,607
Xuji Electric Co. Ltd., Class A	41,000	67,610
Zhefu Holding Group Co. Ltd., Class A	102,700	66,669
Zhejiang Kaishan Compressor Co. Ltd., Class A	23,800	45,391
Zhejiang Wanliyang Co. Ltd., Class A	36,900	37,005
Zhejiang Wanma Co. Ltd., Class A*	45,262	45,121
Zhejiang Weiming Environment Protection Co. Ltd., Class A	8,550	31,542
Zhejiang Weixing New Building Materials Co. Ltd., Class A	33,700	85,495
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	61,400	55,802
Zhongji Innolight Co. Ltd., Class A	6,209	50,499
Zhongshan Broad Ocean Motor Co. Ltd., Class A	81,000	54,153

		7,146,209

Information Technology - 16.9%
Accelink Technologies Co. Ltd., Class A	25,300	121,460
Addsino Co. Ltd., Class A*	73,500	117,254
Beijing Dahao Technology Corp. Ltd., Class A	7,746	13,132
Beijing Jetsen Technology Co. Ltd., Class A	99,900	72,455
Beijing Lanxum Technology Co. Ltd., Class A*	47,320	65,320
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	48,219	103,045
Beijing Philisense Technology Co. Ltd., Class A	77,300	50,296
Beijing Sinnet Technology Co. Ltd., Class A	59,700	153,951
Beijing Teamsun Technology Co. Ltd., Class A	74,260	77,685
Beijing Ultrapower Software Co. Ltd., Class A	98,100	63,390
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	55,500	75,950
Bluedon Information Security Technology Co. Ltd., Class A	40,300	39,813
China Greatwall Technology Group Co. Ltd., Class A	114,419	118,159
China National Software & Service Co. Ltd., Class A	19,000	82,029
China TransInfo Technology Co. Ltd., Class A	47,900	107,081
CPT Technology Group Co. Ltd., Class A	79,000	40,673
East Power Co. Ltd., Class A	63,900	50,922
GCI Science & Technology Co. Ltd., Class A	22,900	44,426
GCL System Integration Technology Co. Ltd., Class A*	131,500	102,242
Glodon Co. Ltd., Class A	43,800	174,064
GRG Banking Equipment Co. Ltd., Class A	79,000	77,810
Guangdong Ellington Electronics Technology Co. Ltd., Class A	20,700	34,073
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	46,500	96,664
Guangzhou Haige Communications Group, Inc. Co., Class A	104,900	153,101
Guomai Technologies, Inc., Class A	33,800	42,017
Hangzhou First Applied Material Co. Ltd., Class A	7,590	37,741
Hangzhou Silan Microelectronics Co. Ltd., Class A	51,080	85,756
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	56,300	58,224
Hexing Electrical Co. Ltd., Class A	13,170	30,542
HNA Technology Co. Ltd., Class A*	116,900	61,931

Huagong Tech Co. Ltd., Class A	38,900	85,335
Hubei Kaile Science & Technology Co. Ltd., Class A	32,600	102,894
Hytera Communications Corp. Ltd., Class A	60,500	102,836
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	62,100	126,407
Julong Co. Ltd., Class A	18,695	21,733
MLS Co. Ltd., Class A	25,900	55,967
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	187,200	64,253
NAURA Technology Group Co. Ltd., Class A	12,200	93,908
Neusoft Corp., Class A	56,300	101,746
Newland Digital Technology Co. Ltd., Class A	45,940	118,399
Ningbo Yunsheng Group Co. Ltd., Class A	49,180	44,623
Shanghai 2345 Network Holding Group Co. Ltd., Class A	201,510	147,352
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A*	68,300	54,734
Shanghai Belling Co. Ltd., Class A	37,400	65,748
Shengyi Technology Co. Ltd., Class A	69,020	120,510
Shennan Circuits Co. Ltd., Class A	5,400	93,318
Shenzhen Aisidi Co. Ltd., Class A	25,900	22,766
Shenzhen Everwin Precision Technology Co. Ltd., Class A	37,480	65,721
Shenzhen Kaifa Technology Co. Ltd., Class A	47,900	52,611
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,300	51,229
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	40,825
Shenzhen Tat Fook Technology Co. Ltd., Class A*	26,240	55,644
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	62,150	148,582
Suzhou Victory Precision Manufacture Co. Ltd., Class A	138,600	72,186
Taiji Computer Corp. Ltd., Class A	16,000	66,379
Tatwah Smartech Co. Ltd., Class A	45,000	35,659
Telling Telecommunication Holding Co. Ltd., Class A	36,300	33,045
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	6,800	18,895
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	108,000	156,014
Tongding Interconnection Information Co. Ltd., Class A	48,900	72,318
Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,700	156,421
United Electronics Co. Ltd., Class A*	27,900	28,937
Universal Scientific Industrial Shanghai Co. Ltd., Class A	37,400	71,663
Venustech Group, Inc., Class A	35,148	135,327
Vtron Group Co. Ltd., Class A	37,700	30,944
Westone Information Industry, Inc., Class A	38,180	143,183
Wonders Information Co. Ltd., Class A	56,700	113,553
Wuhan Guide Infrared Co. Ltd., Class A	16,700	65,669
Wuhu Token Science Co. Ltd., Class A	119,400	101,386
WUS Printed Circuit Kunshan Co. Ltd., Class A	77,640	125,828
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	28,400	138,293
Xiamen Faratronic Co. Ltd., Class A	8,500	60,824
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,200	36,069
Zhejiang Crystal-Optech Co. Ltd., Class A	44,395	81,954
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	41,400	82,912

		6,015,806

Materials - 16.5%
Advanced Technology & Materials Co. Ltd., Class A	42,404	37,842
Befar Group Co. Ltd., Class A	73,660	55,842
Bengang Steel Plates Co. Ltd., Class A	25,100	14,234
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	93,900	66,562
China West Construction Group Co. Ltd., Class A	25,700	42,917
Chongqing Iron & Steel Co. Ltd., Class A*	434,200	142,553
Cofco Biochemical Co. Ltd., Class A*	71,385	87,141
CSG Holding Co. Ltd., Class A	76,019	55,929
Do-Fluoride Chemicals Co. Ltd., Class A	36,300	80,878
Elion Clean Energy Co. Ltd., Class A	92,500	88,760
Fangda Special Steel Technology Co. Ltd., Class A	46,600	99,307

Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	210,700	73,577
GEM Co. Ltd., Class A	188,252	132,601
Guangdong HEC Technology Holding Co. Ltd., Class A*	97,705	127,145
Guangdong Tapai Group Co. Ltd., Class A	23,200	40,889
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,400	56,159
Hainan Mining Co. Ltd., Class A*	26,100	20,565
Hangzhou Iron & Steel Co., Class A*	35,110	26,303
Hongda Xingye Co. Ltd., Class A	83,878	58,956
Huapont Life Sciences Co. Ltd., Class A	92,350	73,732
Huaxin Cement Co. Ltd., Class A	31,280	88,925
Hubei Xingfa Chemicals Group Co. Ltd., Class A	29,420	48,777
Hunan Gold Corp. Ltd., Class A*	56,400	70,532
Hunan Valin Steel Co. Ltd., Class A*	78,100	90,093
Inner Mongolia Xingye Mining Co. Ltd., Class A	50,800	49,580
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	62,200	43,905
Jilin Yatai Group Co. Ltd., Class A	210,100	121,025
Jinduicheng Molybdenum Co. Ltd., Class A	62,300	63,685
Kingenta Ecological Engineering Group Co. Ltd., Class A	106,700	123,245
Kingfa Sci & Tech Co. Ltd., Class A	123,100	96,813
Lianhe Chemical Technology Co. Ltd., Class A	46,659	72,834
Liuzhou Iron & Steel Co. Ltd., Class A	33,200	39,686
Luxi Chemical Group Co. Ltd., Class A	66,500	130,996
Maanshan Iron & Steel Co. Ltd., Class A	193,700	113,602
Nanjing Iron & Steel Co. Ltd., Class A	171,900	102,868
Ningbo Shanshan Co. Ltd., Class A	36,280	82,025
ORG Technology Co. Ltd., Class A	80,450	62,790
Polaris Bay Group Co. Ltd., Class A	35,400	50,926
Red Avenue New Materials Group Co. Ltd., Class A*	4,400	14,551
Rising Nonferrous Metals Share Co. Ltd., Class A*	10,000	38,174
Sansteel Minguang Co. Ltd. Fujian, Class A	42,900	104,417
SGIS Songshan Co. Ltd., Class A*	78,500	68,414
Shandong Chenming Paper Holdings Ltd., Class A	86,650	88,319
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	74,013	156,952
Shandong Iron and Steel Co. Ltd., Class A*	426,830	121,024
Shandong Sun Paper Industry JSC Ltd., Class A	100,500	108,584
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	16,700	19,290
Shanghai Huayi Group Co. Ltd., Class A	38,100	50,831
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,700	35,013
Shanying International Holding Co. Ltd., Class A	207,100	114,662
Shenghe Resources Holding Co. Ltd., Class A	68,590	104,610
Shenzhen Jinjia Group Co. Ltd., Class A	58,300	83,696
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	10,300	77,715
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	161,600	116,962
Sichuan Hebang Biotechnology Co. Ltd., Class A	342,980	100,832
Stanley Agricultural Group Co. Ltd., Class A	40,500	29,373
Tangshan Jidong Cement Co. Ltd., Class A*	61,181	139,692
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	80,000	80,586
Tibet Huayu Mining Co. Ltd., Class A	10,600	16,752
Tibet Summit Resources Co. Ltd., Class A	13,100	47,407
Western Mining Co. Ltd., Class A	123,800	118,055
Xinfengming Group Co. Ltd., Class A	7,740	21,542
Xinjiang Tianshan Cement Co. Ltd., Class A	42,900	58,195
Xinjiang Zhongtai Chemical Co. Ltd., Class A	97,400	128,055
Xinxing Ductile Iron Pipes Co. Ltd., Class A	181,350	133,152
Xinyu Iron & Steel Co. Ltd., Class A	82,300	73,936
Yintai Resources Co. Ltd., Class A	64,220	102,450
Yunnan Aluminium Co. Ltd., Class A	105,600	72,334
Yunnan Copper Co. Ltd., Class A*	57,000	86,934
Yunnan Tin Co. Ltd., Class A*	64,615	120,341
Zhejiang Huafeng Spandex Co. Ltd., Class A	76,400	57,007
Zhejiang Jinke Culture Industry Co. Ltd., Class A	51,000	61,953

Zhejiang Juhua Co. Ltd., Class A	89,330	104,115
Zhejiang Runtu Co. Ltd., Class A	44,400	72,819
Zhuzhou Times New Material Technology Co. Ltd., Class A	27,100	35,144
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,115	67,335

		5,865,422

Real Estate - 6.0%
Beijing Capital Development Co. Ltd., Class A	83,700	100,176
Beijing Homyear Capital Holdings Co. Ltd., Class A	78,200	34,193
Beijing Urban Construction Investment & Development Co. Ltd., Class A	61,100	84,433
China Sports Industry Group Co. Ltd., Class A	43,701	66,521
Chongqing Dima Industry Co. Ltd., Class A	100,000	51,336
Cinda Real Estate Co. Ltd., Class A	58,300	41,587
COFCO Property Group Co. Ltd., Class A	72,900	63,207
Deluxe Family Co. Ltd., Class A	104,100	61,674
Greattown Holdings Ltd., Class A	103,164	70,203
Guangzhou Yuetai Group Co. Ltd., Class A	69,400	30,760
Haining China Leather Market Co. Ltd., Class A	43,400	33,290
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	100,500	67,940
Huafa Industrial Co. Ltd. Zhuhai, Class A	110,140	121,630
Huayuan Property Co. Ltd., Class A	60,930	28,188
Hubei Fuxing Science And Technology Co. Ltd., Class A	52,300	55,805
Jinke Properties Group Co. Ltd., Class A	173,607	156,224
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	9,000	35,605
Myhome Real Estate Development Group Co. Ltd., Class A	166,200	68,703
Nanjing Gaoke Co. Ltd., Class A	58,320	77,633
Shanghai Industrial Development Co. Ltd., Class A	35,890	38,670
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	17,200	34,061
Shanghai Lingang Holdings Corp. Ltd., Class A	20,800	73,597
Shanghai Shimao Co. Ltd., Class A	97,200	63,679
Shanghai SMI Holding Co. Ltd., Class A	85,100	80,262
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	50,500	142,284
Shenzhen Huaqiang Industry Co. Ltd., Class A	13,700	41,299
Shenzhen World Union Properties Consultancy, Inc., Class A	79,310	69,120
Shenzhen Zhenye Group Co. Ltd., Class A	61,300	55,803
Sichuan Languang Development Co. Ltd., Class A	96,780	89,689
Suning Universal Co. Ltd., Class A	103,400	56,630
Tahoe Group Co. Ltd., Class A	32,600	74,483
Tianjin Guangyu Development Co. Ltd., Class A	36,000	46,955
Tibet Urban Development and Investment Co. Ltd., Class A	32,400	34,668

		2,150,308

Utilities - 3.1%
An Hui Wenergy Co. Ltd., Class A	69,430	56,365
Beijing Capital Co. Ltd., Class A	147,500	88,047
Beijing Water Business Doctor Co. Ltd., Class A	44,500	56,182
CECEP Wind-Power Corp., Class A	114,000	49,336
Chengdu Xingrong Environment Co. Ltd., Class A	115,800	81,222
Chongqing Gas Group Corp. Ltd., Class A	13,200	14,419
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	112,700	123,616
Guangzhou Development Group, Inc., Class A	53,300	49,474
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	195,200	86,225
Jointo Energy Investment Co. Ltd. Hebei, Class A	49,100	48,507
Luenmei Quantum Co. Ltd., Class A	45,700	87,023
Shanghai Electric Power Co. Ltd., Class A	67,600	90,793
Shenergy Co. Ltd., Class A	177,478	145,141
Shenzhen Energy Group Co. Ltd., Class A	77,150	70,346

Zhongshan Public Utilities Group Co. Ltd., Class A	57,060	72,294

		1,118,990

TOTAL COMMON STOCKS (Cost $37,441,713)		35,495,579

TOTAL INVESTMENTS - 99.7% (Cost $37,441,713)		$35,495,579
Other assets and liabilities, net - 0.3%		93,784

NET ASSETS - 100.0%		$35,589,363

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$35,418,420	$—	$77,159	$35,495,579

TOTAL	$35,418,420	$—	$77,159	$35,495,579

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2019, the amount of transfers between Level 3 and Level 1 was $1,225,198. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 62.7%
Communication Services - 16.4%
58.com, Inc., ADR*	1,398	$101,928
Alibaba Pictures Group Ltd.*(a)	207,877	38,399
Autohome, Inc., ADR*(a)	865	81,353
Baidu, Inc., ADR*	4,044	657,312
China Communications Services Corp. Ltd., Class H	35,615	35,797
China Literature Ltd., 144A*(a)	2,847	13,583
China Mobile Ltd.	89,665	943,506
China Telecom Corp. Ltd., Class H	205,865	111,458
China Tower Corp. Ltd., Class H, 144A*	589,450	139,670
China Unicom Hong Kong Ltd.	91,224	108,193
iQIYI, Inc., ADR*	1,815	49,295
Momo, Inc., ADR*	2,181	72,344
NetEase, Inc., ADR(a)	1,145	255,587
SINA Corp.*	892	60,094
Tencent Holdings Ltd.	82,612	3,533,989
Tencent Music Entertainment Group, ADR*	1,324	23,858
Weibo Corp., ADR*(a)	706	51,009
YY, Inc., ADR*	696	49,068

		6,326,443

Consumer Discretionary - 14.4%
Alibaba Group Holding Ltd., ADR*(a)	18,743	3,430,531
ANTA Sports Products Ltd.	14,520	85,088
BAIC Motor Corp. Ltd., Class H, 144A	21,018	13,361
Baozun, Inc., ADR*(a)	510	19,100
Brilliance China Automotive Holdings Ltd.	45,188	44,268
BYD Co. Ltd., Class H(a)	9,747	62,333
China First Capital Group Ltd.*	48,435	21,472
China Travel International Investment Hong Kong Ltd.	31,148	9,246
Ctrip.com International Ltd., ADR*	5,888	200,958
Dongfeng Motor Group Co. Ltd., Class H	40,087	42,641
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,826	27,965
Geely Automobile Holdings Ltd.	71,837	134,892
GOME Retail Holdings Ltd.*(a)	158,609	14,346
Great Wall Motor Co. Ltd., Class H(a)	50,189	36,764
Guangzhou Automobile Group Co. Ltd., Class H	43,718	53,744
Haier Electronics Group Co. Ltd.*	19,425	57,905
HengTen Networks Group Ltd.*(a)	339,061	12,094
Huazhu Group Ltd., ADR(a)	1,987	69,684
JD.com, Inc., ADR*(a)	10,765	298,298
Meituan Dianping, Class B*	4,800	37,239
New Oriental Education & Technology Group, Inc., ADR*	2,106	172,818
Nexteer Automotive Group Ltd.	12,807	18,240
Pinduoduo, Inc., ADR*	2,770	82,934
Shenzhou International Group Holdings Ltd.	10,494	131,011
TAL Education Group, ADR*(a)	5,277	187,861
Vipshop Holdings Ltd., ADR*	6,402	45,966
Yum China Holdings, Inc.	5,367	223,911
Zhongsheng Group Holdings Ltd.	8,478	19,700

		5,554,370

Consumer Staples - 1.4%
China Agri-Industries Holdings Ltd.	33,747	11,994
China Mengniu Dairy Co. Ltd.*	40,700	125,733
China Resources Beer Holdings Co. Ltd.	21,317	79,432
Dali Foods Group Co. Ltd., 144A	30,880	21,046
Hengan International Group Co. Ltd.	11,025	89,115
Sun Art Retail Group Ltd.	36,619	37,226
Tingyi Cayman Islands Holding Corp.	29,646	41,166
Tsingtao Brewery Co. Ltd., Class H	4,585	19,450
Uni-President China Holdings Ltd.	22,624	20,146
Want China Holdings Ltd.	75,814	61,136
Yihai International Holding Ltd.	7,000	22,115

		528,559

Energy - 3.2%
China Coal Energy Co. Ltd., Class H	37,788	16,415
China Oilfield Services Ltd., Class H	29,215	28,918
China Petroleum & Chemical Corp., Class H	375,873	324,648
China Shenhua Energy Co. Ltd., Class H	49,778	122,768
CNOOC Ltd.	262,265	452,377
Kunlun Energy Co. Ltd.	48,189	52,917
PetroChina Co. Ltd., Class H	309,855	204,865
Yanzhou Coal Mining Co. Ltd., Class H	28,852	28,632

		1,231,540

Financials - 14.2%
Agricultural Bank of China Ltd., Class H	430,766	206,334
Bank of China Ltd., Class H	1,145,055	533,886
Bank of Communications Co. Ltd., Class H	131,479	110,378

China Cinda Asset Management Co. Ltd., Class H	124,804	36,250
China CITIC Bank Corp. Ltd., Class H	133,620	86,813
China Construction Bank Corp., Class H	1,402,314	1,246,930
China Ding Yi Feng Holdings Ltd.*	16,000	51,568
China Everbright Bank Co. Ltd., Class H	41,203	19,736
China Everbright Ltd.	13,572	27,421
China Galaxy Securities Co. Ltd., Class H	46,413	31,573
China Huarong Asset Management Co. Ltd., Class H, 144A	150,970	34,618
China International Capital Corp. Ltd., Class H, 144A(a)	15,812	36,741
China Life Insurance Co. Ltd., Class H	109,007	299,950
China Merchants Bank Co. Ltd., Class H	57,297	262,770
China Minsheng Banking Corp. Ltd., Class H	92,914	71,729
China Pacific Insurance Group Co. Ltd., Class H	38,797	146,049
China Reinsurance Group Corp., Class H	87,746	20,232
China Taiping Insurance Holdings Co. Ltd.	23,896	73,973
Chongqing Rural Commercial Bank Co. Ltd., Class H	31,416	19,651
CITIC Securities Co. Ltd., Class H	34,537	83,683
Far East Horizon Ltd.	28,252	31,528
GF Securities Co. Ltd., Class H	23,117	38,991
Guotai Junan Securities Co. Ltd., Class H, 144A	8,717	19,411
Haitong Securities Co. Ltd., Class H	48,339	64,166
Huatai Securities Co. Ltd., Class H, 144A	22,154	44,874
Industrial & Commercial Bank of China Ltd., Class H	1,011,750	778,487
New China Life Insurance Co. Ltd., Class H	11,984	58,013
Noah Holdings Ltd., ADR*(a)	432	24,948
People’s Insurance Co. Group of China Ltd., Class H	110,197	49,976
PICC Property & Casualty Co. Ltd., Class H	101,015	120,964
Ping An Insurance Group Co. of China Ltd., Class H	76,312	803,484
Postal Savings Bank of China Co. Ltd., Class H, 144A	83,412	49,942
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	2,424	9,110

		5,494,179

Health Care - 1.7%
3SBio, Inc., 144A	16,009	26,472
Alibaba Health Information Technology Ltd.*	52,078	53,406
China Medical System Holdings Ltd.	20,322	21,384
China Resources Pharmaceutical Group Ltd., 144A	23,614	31,647
China Traditional Chinese Medicine Holdings Co. Ltd.	29,215	19,279
CSPC Pharmaceutical Group Ltd.	70,755	120,782
Genscript Biotech Corp.*(a)	12,109	22,645
Hutchison China MediTech Ltd., ADR*(a)	791	20,637
Luye Pharma Group Ltd., 144A	14,497	10,822
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	29,100	25,283
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,962	24,700
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,019	29,256
Sihuan Pharmaceutical Holdings Group Ltd.	67,305	14,062
Sino Biopharmaceutical Ltd.	99,059	85,938
Sinopharm Group Co. Ltd., Class H	17,701	78,698
SSY Group Ltd.	21,799	19,328
Tong Ren Tang Technologies Co. Ltd., Class H	7,424	9,722
Wuxi Biologics Cayman, Inc., 144A*	7,266	68,959

		683,020

Industrials - 3.4%
51job, Inc., ADR*(a)	373	26,953
Air China Ltd., Class H	27,683	29,905
AviChina Industry & Technology Co. Ltd., Class H	35,477	25,174
Beijing Capital International Airport Co. Ltd., Class H	26,844	26,845
BOC Aviation Ltd., 144A	3,147	27,221
CAR, Inc.*	13,476	11,845
China Communications Construction Co. Ltd., Class H	68,009	73,296
China Conch Venture Holdings Ltd.	22,750	75,932
China Eastern Airlines Corp. Ltd., Class H	22,128	14,123
China Everbright International Ltd.	49,786	48,709
China Merchants Port Holdings Co. Ltd.	19,497	40,982

China Railway Construction Corp. Ltd., Class H	30,635	44,100
China Railway Group Ltd., Class H	57,652	57,139
China Southern Airlines Co. Ltd., Class H	27,847	22,739
China State Construction International Holdings Ltd.	30,182	31,913
CITIC Ltd.	85,777	130,472
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	16,917	9,957
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	44,896	19,560
COSCO SHIPPING Ports Ltd.	27,927	29,671
Country Garden Services Holdings Co. Ltd.*	14,070	23,158
CRRC Corp. Ltd., Class H	63,592	66,753
Fosun International Ltd.	39,435	64,906
Fullshare Holdings Ltd.*(a)	101,897	20,380
Greentown Service Group Co. Ltd.	15,345	13,997
Haitian International Holdings Ltd.	9,124	19,945
Jiangsu Expressway Co. Ltd., Class H	17,813	24,553
Metallurgical Corp. of China Ltd., Class H	43,009	12,602
Shanghai Electric Group Co. Ltd., Class H	39,338	14,583
Shanghai Industrial Holdings Ltd.	7,542	16,910
Shenzhen International Holdings Ltd.	14,030	28,954
Sinopec Engineering Group Co. Ltd., Class H	20,492	18,613
Sinotrans Ltd., Class H	37,448	17,603
Sinotruk Hong Kong Ltd.(a)	10,293	18,725
Weichai Power Co. Ltd., Class H	29,512	40,979
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,806	6,657
Zhejiang Expressway Co. Ltd., Class H	22,644	23,625
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,568	48,080
ZTO Express Cayman, Inc., ADR	4,626	91,965

		1,319,524

Information Technology - 1.8%
AAC Technologies Holdings, Inc.	10,973	65,211
BYD Electronic International Co. Ltd.	10,403	13,306
China Railway Signal & Communication Corp. Ltd., Class H, 144A	21,844	18,088
GDS Holdings Ltd., ADR*(a)	889	29,577
Hua Hong Semiconductor Ltd., 144A(a)	5,115	11,963
Kingboard Holdings Ltd.	9,555	33,474
Kingboard Laminates Holdings Ltd.	16,432	20,137
Kingdee International Software Group Co. Ltd.(a)	29,065	31,472
Kingsoft Corp. Ltd.	12,174	23,666
Legend Holdings Corp., Class H, 144A	5,087	14,160
Lenovo Group Ltd.	105,407	94,936
Meitu, Inc., 144A*	19,713	8,061
Semiconductor Manufacturing International Corp.*(a)	42,198	42,737
Sunny Optical Technology Group Co. Ltd.	10,447	123,770
TravelSky Technology Ltd., Class H	14,370	41,647
Xiaomi Corp., Class B, 144A*	49,800	75,875
Xinyi Solar Holdings Ltd.(a)	48,949	24,070
ZTE Corp., Class H*	8,985	26,841

		698,991

Materials - 1.2%
Aluminum Corp. of China Ltd., Class H*	57,319	23,512
Angang Steel Co. Ltd., Class H(a)	16,951	12,611
Anhui Conch Cement Co. Ltd., Class H	17,926	102,535
BBMG Corp., Class H	36,202	13,282
China Hongqiao Group Ltd.	32,000	21,402
China Molybdenum Co. Ltd., Class H	55,858	26,756
China National Building Material Co. Ltd., Class H	58,678	46,719
China Oriental Group Co. Ltd.	16,000	10,721
China Resources Cement Holdings Ltd.	33,536	35,716
China Zhongwang Holdings Ltd.	21,207	11,239
Jiangxi Copper Co. Ltd., Class H	18,919	25,836
Lee & Man Paper Manufacturing Ltd.	24,077	22,176
Maanshan Iron & Steel Co. Ltd., Class H	26,000	12,388
MMG Ltd.*(a)	33,907	16,068
Nine Dragons Paper Holdings Ltd.	24,808	25,725
Sinopec Shanghai Petrochemical Co. Ltd., Class H	54,892	27,831
Zhaojin Mining Industry Co. Ltd., Class H	15,136	16,139
Zijin Mining Group Co. Ltd., Class H	77,610	33,220

		483,876

Real Estate - 3.3%
Agile Group Holdings Ltd.	24,095	30,112
China Evergrande Group	38,518	118,992
China Jinmao Holdings Group Ltd.	63,971	31,049

China Overseas Land & Investment Ltd.	57,019	209,923
China Resources Land Ltd.	40,992	153,006
China Vanke Co. Ltd., Class H(a)	18,878	71,666
CIFI Holdings Group Co. Ltd.	52,573	34,291
Country Garden Holdings Co. Ltd.	111,679	147,107
Future Land Development Holdings Ltd.	26,641	22,942
Greentown China Holdings Ltd.	13,320	11,318
Guangzhou R&F Properties Co. Ltd., Class H	12,063	22,559
Jiayuan International Group Ltd.	14,532	7,072
Kaisa Group Holdings Ltd.*	31,484	11,230
KWG Group Holdings Ltd.*	15,824	14,877
Logan Property Holdings Co. Ltd.	21,799	31,047
Longfor Group Holdings Ltd.	21,757	64,580
Shenzhen Investment Ltd.	52,306	19,524
Shimao Property Holdings Ltd.	17,787	42,055
Shui On Land Ltd.	53,955	13,472
Sino-Ocean Group Holding Ltd.	44,483	20,797
SOHO China Ltd.*	30,617	13,066
Sunac China Holdings Ltd.	35,007	146,498
Yuexiu Property Co. Ltd.	99,194	22,872
Yuzhou Properties Co. Ltd.	26,241	12,803

		1,272,858

Utilities - 1.7%
Beijing Enterprises Holdings Ltd.	7,176	42,097
Beijing Enterprises Water Group Ltd.*	72,815	43,597
CGN Power Co. Ltd., Class H, 144A	157,938	41,648
China Gas Holdings Ltd.	26,911	88,449
China Longyuan Power Group Corp. Ltd., Class H	46,392	34,632
China Power International Development Ltd.(a)	57,064	14,394
China Resources Gas Group Ltd.	13,089	56,859
China Resources Power Holdings Co. Ltd.	28,256	53,562
Datang International Power Generation Co. Ltd., Class H	56,861	15,791
ENN Energy Holdings Ltd.	10,468	108,017
Guangdong Investment Ltd.	44,402	85,186
Huadian Power International Corp. Ltd., Class H	24,918	10,920
Huaneng Power International, Inc., Class H	64,781	39,942
Huaneng Renewables Corp. Ltd., Class H	66,295	20,185
Towngas China Co. Ltd.*	14,647	11,681

		666,960

TOTAL COMMON STOCKS (Cost $24,931,521)		24,260,320

EXCHANGE-TRADED FUNDS - 37.3%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(b)	72,365	1,992,932
Xtrackers MSCI China A Inclusion Equity ETF(a)(b)	633,684	12,400,626

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,027,661)		14,393,558

SECURITIES LENDING COLLATERAL - 7.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d)
(Cost $2,986,807)	2,986,807	2,986,807

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c)
(Cost $11,754)	11,754	11,754

TOTAL INVESTMENTS - 107.7%
(Cost $41,957,743)		$41,652,439
Other assets and liabilities, net - (7.7%)		(3,001,689)

NET ASSETS - 100.0%		$38,650,750

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
EXCHANGE-TRADED FUNDS — 37.3%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
11,827,982	—	(10,452,618)	(2,242,089)	866,725	—	—	—	—
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(b)
1,835,685	516,533	(108,799)	(44,891)	(205,596)	—	—	72,365	1,992,932
Xtrackers MSCI China A Inclusion Equity ETF(a)(b)
—	12,702,610	(1,027,482)	(54,332)	779,830	112,237	—	633,684	12,400,626
SECURITIES LENDING COLLATERAL — 7.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d)
2,653,919	332,888(e)	—	—	—	33,713	—	2,986,807	2,986,807
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c)
—	4,445,174	(4,433,420)	—	—	1,036	—	11,754	11,754

16,317,586	17,997,205	(16,022,319)	(2,341,312)	1,440,959	146,986	—	3,704,610	17,392,119

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $5,909,566, which is 15.3% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,100,611.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$24,260,320	$—	$—	$24,260,320
Exchange-Traded Funds	14,393,558	—	—	14,393,558
Short-Term Investments(f)	2,998,561	—	—	2,998,561

TOTAL	$41,652,439	$—	$—	$41,652,439

(f)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2019, the amount of transfers between Level 3 and Level 1 was $24,009. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.1%
China Film Co. Ltd., Class A	9,000	$21,172
China South Publishing & Media Group Co. Ltd., Class A	8,500	17,164
China United Network Communications Ltd., Class A	147,900	142,042
Chinese Universe Publishing and Media Group Co. Ltd., Class A	7,000	14,669
CITIC Guoan Information Industry Co. Ltd., Class A	18,900	13,014
Giant Network Group Co. Ltd., Class A	6,500	21,164
Perfect World Co. Ltd., Class A	4,400	19,558
Shanghai Oriental Pearl Group Co. Ltd., Class A	16,397	27,870
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	8,600	17,508

		294,161

Consumer Discretionary - 8.5%
BYD Co. Ltd., Class A	8,598	70,002
China Grand Automotive Services Co. Ltd., Class A	27,800	20,471
China International Travel Service Corp. Ltd., Class A	9,343	89,031
China Shipbuilding Industry Group Power Co. Ltd., Class A	8,414	31,418
Chongqing Changan Automobile Co. Ltd., Class A	17,900	22,805
Fuyao Glass Industry Group Co. Ltd., Class A	9,809	35,528
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,300	95,687
Guangzhou Automobile Group Co. Ltd., Class A	12,440	22,129
Hangzhou Robam Appliances Co. Ltd., Class A	4,800	17,816
HLA Corp. Ltd., Class A	11,200	16,478
Huayu Automotive Systems Co. Ltd., Class A	15,000	46,489
Liaoning Cheng Da Co. Ltd., Class A	6,900	13,594
Midea Group Co. Ltd., Class A	31,962	228,095
Oppein Home Group, Inc., Class A	1,300	18,252
Qingdao Haier Co. Ltd., Class A	29,100	71,629
SAIC Motor Corp. Ltd., Class A	37,127	157,043
Shandong Linglong Tyre Co. Ltd., Class A	4,600	11,000
Shenzhen Overseas Chinese Town Co. Ltd., Class A	39,700	41,033
Suning.com Co. Ltd., Class A	44,864	82,019
TCL Corp., Class A	65,400	31,551
Wanxiang Qianchao Co. Ltd., Class A	13,900	12,664
Weifu High-Technology Group Co. Ltd., Class A	4,200	13,054
Zhejiang Semir Garment Co. Ltd., Class A	8,600	12,909

		1,160,697

Consumer Staples - 11.6%
Beijing Dabeinong Technology Group Co. Ltd., Class A	19,300	11,329
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,826	123,990
Henan Shuanghui Investment & Development Co. Ltd., Class A	13,300	47,974
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	29,013	117,175
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,224	119,821
Kweichow Moutai Co. Ltd., Class A	6,077	685,296
Luzhou Laojiao Co. Ltd., Class A	7,100	54,338
Muyuan Foodstuff Co. Ltd., Class A	8,210	54,924
New Hope Liuhe Co. Ltd., Class A	19,872	31,462
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,200	31,109
Tongwei Co. Ltd., Class A	18,500	32,882
Tsingtao Brewery Co. Ltd., Class A	3,500	20,011
Wuliangye Yibin Co. Ltd., Class A	18,500	197,567
Yonghui Superstores Co. Ltd., Class A	45,766	59,128

		1,587,006

Energy - 2.8%
China Petroleum & Chemical Corp., Class A	122,250	109,739
China Shenhua Energy Co. Ltd., Class A	21,100	64,417
Guanghui Energy Co. Ltd., Class A	32,400	21,051
Offshore Oil Engineering Co. Ltd., Class A	22,300	20,217
PetroChina Co. Ltd., Class A	77,128	90,201
Shaanxi Coal Industry Co. Ltd., Class A	32,400	43,215
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	14,400	17,572
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	15,400	14,376

		380,788

Financials - 34.7%
Agricultural Bank of China Ltd., Class A	360,017	204,335
Anxin Trust Co. Ltd., Class A	26,380	29,748
Avic Capital Co. Ltd., Class A	43,010	37,388
Bank of Beijing Co. Ltd., Class A	101,714	97,533
Bank of China Ltd., Class A	239,912	137,600
Bank of Communications Co. Ltd., Class A	187,038	178,791
Bank of Guiyang Co. Ltd., Class A	11,200	21,697
Bank of Hangzhou Co. Ltd., Class A	24,940	32,818
Bank of Jiangsu Co. Ltd., Class A	56,361	59,769
Bank of Nanjing Co. Ltd., Class A	41,200	45,783
Bank of Ningbo Co. Ltd., Class A	24,400	70,337
Bank of Shanghai Co. Ltd., Class A	53,271	97,866
Changjiang Securities Co. Ltd., Class A	26,100	27,405
China CITIC Bank Corp. Ltd., Class A	27,600	27,001
China Construction Bank Corp., Class A	46,700	50,081
China Everbright Bank Co. Ltd., Class A	194,131	122,651
China Life Insurance Co. Ltd., Class A	13,500	57,225
China Merchants Bank Co. Ltd., Class A	99,243	470,482
China Merchants Securities Co. Ltd., Class A	27,432	71,907
China Minsheng Banking Corp. Ltd., Class A	168,971	164,802
China Pacific Insurance Group Co. Ltd., Class A	29,977	152,321
CITIC Securities Co. Ltd., Class A	46,855	164,530
Dongxing Securities Co. Ltd., Class A	11,200	21,964
Everbright Securities Co. Ltd., Class A	18,737	37,025
First Capital Securities Co. Ltd., Class A	16,800	18,192
Founder Securities Co. Ltd., Class A	39,900	44,339
GF Securities Co. Ltd., Class A	28,400	69,948
Guosen Securities Co. Ltd., Class A	19,700	33,485
Guotai Junan Securities Co. Ltd., Class A	36,151	105,345
Guoyuan Securities Co. Ltd., Class A	16,800	24,214
Haitong Securities Co. Ltd., Class A	38,814	73,683
Huaan Securities Co. Ltd., Class A	17,300	16,460
Huatai Securities Co. Ltd., Class A	31,480	108,190
Huaxi Securities Co. Ltd., Class A	8,300	13,389
Huaxia Bank Co. Ltd., Class A	61,598	76,547
Hubei Biocause Pharmaceutical Co. Ltd., Class A	19,300	20,150
Industrial & Commercial Bank of China Ltd., Class A	258,189	221,739
Industrial Bank Co. Ltd., Class A	99,585	265,651
Industrial Securities Co. Ltd., Class A	31,900	32,590
New China Life Insurance Co. Ltd., Class A	9,964	74,650
Orient Securities Co. Ltd., Class A	28,951	53,057
Ping An Bank Co. Ltd., Class A	81,866	151,133
Ping An Insurance Group Co. of China Ltd., Class A	52,009	543,845
SDIC Capital Co. Ltd., Class A	16,800	32,244
Shanghai Pudong Development Bank Co. Ltd., Class A	141,857	248,745
Shanxi Securities Co. Ltd., Class A	14,000	17,063
Shenwan Hongyuan Group Co. Ltd., Class A	90,995	74,751
Sinolink Securities Co. Ltd., Class A	14,200	20,870
SooChow Securities Co. Ltd., Class A	14,100	19,396
Western Securities Co. Ltd., Class A	17,000	26,001

		4,766,736

Health Care - 5.2%
Beijing Tongrentang Co. Ltd., Class A	6,400	27,951
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,775	17,930
Dong-E-E-Jiao Co. Ltd., Class A	3,200	21,862
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	6,700	37,657
Huadong Medicine Co. Ltd., Class A	7,250	34,327
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,510	188,040
Jointown Pharmaceutical Group Co. Ltd., Class A	9,000	20,755
Kangmei Pharmaceutical Co. Ltd., Class A	24,556	38,951
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	15,160	39,172
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,276	17,908
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	9,700	41,696
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	9,300	25,586
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,200	15,288
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,000	24,915

Tasly Pharmaceutical Group Co. Ltd., Class A	7,420	23,007
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	10,200	22,228
Yunnan Baiyao Group Co. Ltd., Class A(a)	5,070	64,428
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,900	45,883

		707,584

Industrials - 12.7%
AECC Aviation Power Co. Ltd., Class A	10,700	40,338
Air China Ltd., Class A	22,900	33,793
AVIC Aircraft Co. Ltd., Class A	13,400	32,463
AVIC Shenyang Aircraft Co. Ltd., Class A*	4,500	22,644
China Avionics Systems Co. Ltd., Class A	7,100	17,508
China Communications Construction Co. Ltd., Class A	13,300	24,533
China Eastern Airlines Corp. Ltd., Class A	39,700	34,629
China Gezhouba Group Co. Ltd., Class A	22,400	23,721
China International Marine Containers Group Co. Ltd., Class A	5,560	10,987
China National Chemical Engineering Co. Ltd., Class A	23,900	21,918
China Railway Construction Corp. Ltd., Class A	54,794	93,298
China Shipbuilding Industry Co. Ltd., Class A	111,300	86,610
China Southern Airlines Co. Ltd., Class A	41,800	52,131
China Spacesat Co. Ltd., Class A	5,600	18,736
China State Construction Engineering Corp. Ltd., Class A	200,111	183,816
COSCO SHIPPING Development Co. Ltd., Class A*	36,900	16,479
COSCO SHIPPING Holdings Co. Ltd., Class A*	30,800	23,048
CRRC Corp. Ltd., Class A	96,644	136,553
Daqin Railway Co. Ltd., Class A	70,813	94,450
Dongfang Electric Corp. Ltd., Class A*	13,300	19,587
Fangda Carbon New Material Co. Ltd., Class A	8,793	29,208
Guangshen Railway Co. Ltd., Class A	27,100	15,584
Han’s Laser Technology Industry Group Co. Ltd., Class A	5,300	31,482
Luxshare Precision Industry Co. Ltd., Class A	19,970	62,548
Metallurgical Corp. of China Ltd., Class A	87,314	45,384
NARI Technology Co. Ltd., Class A	21,800	60,172
Power Construction Corp. of China Ltd., Class A	49,500	41,625
Sany Heavy Industry Co. Ltd., Class A	37,850	58,738
SF Holding Co. Ltd., Class A	5,700	30,879
Shanghai Electric Group Co. Ltd., Class A	37,300	31,087
Shanghai International Airport Co. Ltd., Class A	4,595	39,298
Shanghai International Port Group Co. Ltd., Class A	41,400	36,916
Shanghai Tunnel Engineering Co. Ltd., Class A	15,400	16,561
Spring Airlines Co. Ltd., Class A	3,700	19,508
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	12,700	20,543
TBEA Co. Ltd., Class A	16,981	20,164
Tus-Sound Environmental Resources Co. Ltd., Class A	7,000	12,337
Weichai Power Co. Ltd., Class A	29,400	41,980
XCMG Construction Machinery Co. Ltd., Class A	38,000	22,362
Xiamen C & D, Inc., Class A	14,000	17,795
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	14,179	29,268
Zhejiang Chint Electrics Co. Ltd., Class A	10,217	38,517
Zhengzhou Yutong Bus Co. Ltd., Class A	10,500	22,081
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	29,050	18,223

		1,749,502

Information Technology - 7.7%
360 Security Technology, Inc., Class A	6,600	25,749
Aisino Corp., Class A	9,196	39,022
Beijing Shiji Information Technology Co. Ltd., Class A	4,200	20,105
BOE Technology Group Co. Ltd., Class A	161,402	98,116
DHC Software Co. Ltd., Class A	15,400	18,815
Focus Media Information Technology Co. Ltd., Class A	58,823	59,217
Foxconn Industrial Internet Co. Ltd., Class A*	18,800	42,372
GoerTek, Inc., Class A	15,500	20,558

Guangzhou Haige Communications Group, Inc. Co., Class A	11,100	16,214
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	44,000	226,730
Hengtong Optic-electric Co. Ltd., Class A	9,200	29,626
Hundsun Technologies, Inc., Class A	3,000	38,728
Iflytek Co. Ltd., Class A	9,934	52,985
LONGi Green Energy Technology Co. Ltd., Class A	13,600	55,048
Ninestar Corp., Class A	3,500	13,215
O-film Tech Co. Ltd., Class A	13,100	27,080
Sanan Optoelectronics Co. Ltd., Class A	19,279	41,465
Shanghai 2345 Network Holding Group Co. Ltd., Class A	22,320	16,335
Tianma Microelectronics Co. Ltd., Class A	9,800	23,025
Tunghsu Optoelectronic Technology Co. Ltd., Class A	26,300	22,273
Unisplendour Corp. Ltd., Class A	3,420	20,167
Yonyou Network Technology Co. Ltd., Class A	9,300	42,324
Zhejiang Dahua Technology Co. Ltd., Class A	14,000	33,101
ZTE Corp., Class A*	16,400	72,996

		1,055,266

Materials - 5.9%
Aluminum Corp. of China Ltd., Class A*	52,200	33,214
Angang Steel Co. Ltd., Class A	19,200	16,260
Anhui Conch Cement Co. Ltd., Class A	19,064	100,941
Baoshan Iron & Steel Co. Ltd., Class A	88,457	99,090
BBMG Corp., Class A	40,500	24,317
China Molybdenum Co. Ltd., Class A	85,800	61,000
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	17,693	28,171
Hengli Petrochemical Co. Ltd., Class A	10,600	23,638
Hesteel Co. Ltd., Class A	51,500	26,076
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	217,300	57,447
Jiangxi Copper Co. Ltd., Class A	10,044	23,328
Jiangxi Ganfeng Lithium Co. Ltd., Class A	5,600	22,516
Jinduicheng Molybdenum Co. Ltd., Class A	12,600	12,891
Maanshan Iron & Steel Co. Ltd., Class A	28,300	16,612
Rongsheng Petro Chemical Co. Ltd., Class A	14,000	23,441
Shandong Gold Mining Co. Ltd., Class A	8,891	43,292
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	16,700	12,097
Sinopec Shanghai Petrochemical Co. Ltd., Class A	23,670	19,480
Tianqi Lithium Corp., Class A	5,600	31,040
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,900	17,664
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,140	23,633
Zhejiang Longsheng Group Co. Ltd., Class A	15,700	25,466
Zhongjin Gold Corp. Ltd., Class A	16,800	21,805
Zijin Mining Group Co. Ltd., Class A	82,397	44,059

		807,478

Real Estate - 5.4%
China Fortune Land Development Co. Ltd., Class A	14,340	67,725
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,005	101,342
China Vanke Co. Ltd., Class A	46,996	196,472
Financial Street Holdings Co. Ltd., Class A	13,700	16,370
Gemdale Corp., Class A	22,222	37,539
Greenland Holdings Corp. Ltd., Class A	39,773	41,346
Jinke Properties Group Co. Ltd., Class A	25,900	23,327
Poly Developments and Holdings Group Co. Ltd., Class A	56,673	111,819
RiseSun Real Estate Development Co. Ltd., Class A	21,100	30,097
Seazen Holdings Co. Ltd., Class A	10,800	54,555
Xinhu Zhongbao Co. Ltd., Class A	41,200	22,522
Youngor Group Co. Ltd., Class A	16,600	21,124
Zhejiang China Commodities City Group Co. Ltd., Class A	25,400	16,541

		740,779

Utilities - 3.3%
Beijing Capital Co. Ltd., Class A	27,500	16,430
China National Nuclear Power Co. Ltd., Class A	50,484	45,166
China Yangtze Power Co. Ltd., Class A	69,900	170,177
GD Power Development Co. Ltd., Class A	92,300	36,533

Huadian Power International Corp. Ltd., Class A	32,400	21,535
Huaneng Power International, Inc., Class A	22,300	22,949
Hubei Energy Group Co. Ltd., Class A	22,200	13,562
SDIC Power Holdings Co. Ltd., Class A	33,095	39,940
Shenergy Co. Ltd., Class A	22,100	18,089
Shenzhen Energy Group Co. Ltd., Class A	16,700	15,240
Sichuan Chuantou Energy Co. Ltd., Class A	21,100	28,994
Zhejiang Zheneng Electric Power Co. Ltd., Class A	44,100	31,485

		460,100

TOTAL COMMON STOCKS
(Cost $12,737,123)		13,710,097

EXCHANGE-TRADED FUND - 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF (b)(c)
(Cost $5,501)	250	6,865

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(d)(e)
(Cost $10,716)	10,716	10,716

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares” , 2.38%(d)
(Cost $58,558)	58,558	58,558

TOTAL INVESTMENTS - 100.5%
(Cost $12,811,898)		$13,786,236
Other assets and liabilities, net - (0.5%)		(66,373)

NET ASSETS - 100.0%		$13,719,863

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
EXCHANGE-TRADED FUND — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF(b)(c)
2,048,942	34,784	(2,090,007)	328,061	(314,915)	—	55	250	6,865
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(d)(e)
75,000	—	(64,284)(f)	—	—	49	—	10,716	10,716
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.38%(d)
—	262,144	(203,586)	—	—	477	—	58,558	58,558

2,123,942	296,928	(2,357,877)	328,061	(314,915)	526	55	69,524	76,139

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $10,435, which is 0.1% of net assets.

(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
SGX FTSE China A50 Index Futures	USD	1	$12,080	$12,535	3/28/2019	$455

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$13,645,669	$—	$64,428	$13,710,097
Exchange-Traded Fund	6,865	—	—	6,865
Short-Term Investments(h)	69,274	—	—	69,274
Derivatives(i)
Futures Contract	455	—	—	455

TOTAL	$13,722,263	$—	$64,428	$13,786,691

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.2%
Australia - 4.7%
AGL Energy Ltd.	2,975	$44,760
Alumina Ltd.	12,919	23,368
Amcor Ltd.	5,317	56,763
AMP Ltd.	13,112	21,950
APA Group(a)	5,460	38,769
Aristocrat Leisure Ltd.	2,583	45,110
ASX Ltd.	957	47,363
Aurizon Holdings Ltd.	10,233	32,810
AusNet Services	8,484	10,441
Australia & New Zealand Banking Group Ltd.	13,548	269,088
Bank of Queensland Ltd.	2,207	14,106
Bendigo & Adelaide Bank Ltd.	1,943	13,590
BHP Group Ltd.	14,349	378,945
BHP Group PLC	10,219	236,652
BlueScope Steel Ltd.	2,738	26,142
Boral Ltd.	5,217	18,429
Brambles Ltd.	7,702	64,250
Caltex Australia Ltd.	1,424	28,889
Challenger Ltd.	2,721	15,538
CIMIC Group Ltd.	457	16,257
Coca-Cola Amatil Ltd.	2,831	16,005
Cochlear Ltd.	286	34,590
Coles Group Ltd.*	5,643	45,352
Commonwealth Bank of Australia	8,418	441,579
Computershare Ltd.	2,151	26,320
Crown Resorts Ltd.	1,926	15,657
CSL Ltd.	2,199	302,239
Dexus REIT	4,785	40,799
Domino’s Pizza Enterprises Ltd.(b)	350	10,241
Flight Centre Travel Group Ltd.	308	10,000
Fortescue Metals Group Ltd.	7,776	33,426
Goodman Group REIT	8,841	80,274
GPT Group REIT	8,876	36,833
Harvey Norman Holdings Ltd.(b)	2,924	7,467
Incitec Pivot Ltd.	8,492	20,300
Insurance Australia Group Ltd.	11,545	60,192
Lendlease Group(a)	2,739	25,025
Macquarie Group Ltd.	1,494	136,329
Medibank Pvt Ltd.	12,528	25,238
Mirvac Group REIT	18,275	33,316
National Australia Bank Ltd.	12,842	228,921
Newcrest Mining Ltd.	3,679	63,468
Oil Search Ltd.	6,857	40,712
Orica Ltd.	1,775	22,223
Origin Energy Ltd.*	8,699	45,416
QBE Insurance Group Ltd.	6,692	58,625
Ramsay Health Care Ltd.	881	40,483
REA Group Ltd.	254	14,691
Santos Ltd.	8,566	42,048
Scentre Group REIT	26,412	72,506
SEEK Ltd.	1,563	20,423
Sonic Healthcare Ltd.	1,955	33,449
South32 Ltd.	23,746	65,861
Stockland REIT	11,470	28,477
Suncorp Group Ltd.	5,680	54,594
Sydney Airport (a)	5,247	26,798
Tabcorp Holdings Ltd.	9,890	33,113
Telstra Corp. Ltd.	19,585	43,484
TPG Telecom Ltd.	1,742	8,230
Transurban Group(a)	12,653	111,923
Treasury Wine Estates Ltd.	3,625	38,520
Vicinity Centres REIT	15,311	26,718
Washington H Soul Pattinson & Co. Ltd.	520	10,856
Wesfarmers Ltd.	5,038	118,576
Westpac Banking Corp.	16,309	311,895
Woodside Petroleum Ltd.	4,200	107,999
Woolworths Group Ltd.	5,924	120,477
WorleyParsons Ltd.	1,553	16,425

		4,611,313

Austria - 0.2%
ANDRITZ AG	387	19,324
Erste Group Bank AG*	1,430	54,083
OMV AG	714	37,578
Raiffeisen Bank International AG	717	18,285
Verbund AG	329	15,837
voestalpine AG	440	13,623

		158,730

Belgium - 0.6%
Ageas	775	38,196
Anheuser-Busch InBev SA/NV	3,687	287,483
Colruyt SA	278	19,826
Groupe Bruxelles Lambert SA	391	37,616
KBC Group NV	1,247	92,366
Proximus SADP	735	19,421
Solvay SA	355	39,742
Telenet Group Holding NV	295	13,315
UCB SA	631	52,882
Umicore SA	899	38,858

		639,705

Brazil - 1.2%
Ambev SA	24,719	113,390
Atacadao Distribuicao Comercio e Industria Ltda	1,728	8,980
B3 SA - Brasil Bolsa Balcao	10,041	87,655

Banco Bradesco SA	4,784	49,073
Banco do Brasil SA	4,158	56,013
Banco Santander Brasil SA	2,502	29,935
BB Seguridade Participacoes SA	3,675	26,710
BR Malls Participacoes SA	3,900	13,903
BRF SA*	2,116	11,588
CCR SA	5,921	22,431
Centrais Eletricas Brasileiras SA*	350	3,446
Cia de Saneamento Basico do Estado de Sao Paulo	1,860	19,486
Cia Siderurgica Nacional SA*	2,953	10,283
Cielo SA	5,536	16,021
Cosan SA	605	7,039
Embraer SA	2,293	11,648
Equatorial Energia SA	1,024	22,390
Hypera SA	1,860	13,321
IRB Brasil Resseguros S/A	471	11,160
JBS SA	3,413	12,203
Klabin SA	2,672	12,833
Kroton Educacional SA	6,692	19,544
Localiza Rent a Car SA	2,452	22,554
Lojas Renner SA	3,553	40,939
M Dias Branco SA	532	6,654
Magazine Luiza SA	328	15,147
Multiplan Empreendimentos Imobiliarios SA	1,318	8,832
Natura Cosmeticos SA	1,049	13,511
Petrobras Distribuidora SA	1,537	10,005
Petroleo Brasileiro SA	14,094	112,042
Porto Seguro SA	327	4,879
Raia Drogasil SA	1,266	22,046
Rumo SA*	7,005	36,292
Sul America SA	561	4,540
Suzano Papel e Celulose SA	2,344	29,742
TIM Participacoes SA	3,349	10,539
Ultrapar Participacoes SA	1,722	24,486
Vale SA	15,372	192,756
WEG SA	3,417	16,757

		1,150,773

Canada - 6.8%
Agnico Eagle Mines Ltd.	1,310	55,717
Alimentation Couche-Tard, Inc., Class B	2,075	116,952
AltaGas Ltd.(b)	1,493	20,059
ARC Resources Ltd.	1,853	13,997
Atco Ltd., Class I	362	12,184
Aurora Cannabis, Inc.*	2,950	22,238
Bank of Montreal	3,148	245,486
Bank of Nova Scotia	5,961	331,310
Barrick Gold Corp.	8,713	109,910
BCE, Inc.	699	31,084
BlackBerry Ltd.*	3,206	27,871
Bombardier, Inc., Class B*	12,392	26,367
Brookfield Asset Management, Inc., Class A	4,077	184,154
CAE, Inc.	1,343	28,320
Cameco Corp.	1,632	18,937
Canadian Imperial Bank of Commerce	2,095	177,716
Canadian National Railway Co.	3,628	311,314
Canadian Natural Resources Ltd.	5,809	165,007
Canadian Pacific Railway Ltd.	718	148,363
Canadian Tire Corp. Ltd., Class A	345	38,067
Canadian Utilities Ltd., Class A	633	16,831
Canopy Growth Corp.*	942	44,654
CCL Industries, Inc., Class B	726	29,659
Cenovus Energy, Inc.	4,740	43,440
CGI, Inc.*	1,219	81,730
CI Financial Corp.	1,290	18,233
Constellation Software, Inc.	93	79,415
Dollarama, Inc.	1,503	40,683
Emera, Inc.	247	8,788
Empire Co. Ltd., Class A	611	14,194
Enbridge, Inc.	9,705	359,010
Encana Corp.	7,173	52,655
Fairfax Financial Holdings Ltd.	151	74,760
Finning International, Inc.	1,184	22,070
First Capital Realty, Inc.	1,296	21,095
First Quantum Minerals Ltd.	3,180	36,465
Fortis, Inc.	2,081	75,036
Franco-Nevada Corp.	904	68,105
George Weston Ltd.	359	25,589
Gildan Activewear, Inc.	1,263	45,166
Goldcorp, Inc.	4,222	44,596
Great-West Lifeco, Inc.	1,440	33,112
H&R Real Estate Investment Trust REIT	676	11,666
Husky Energy, Inc.	1,650	18,344
Hydro One Ltd., 144A	1,325	20,792
iA Financial Corp., Inc.	512	19,644
IGM Financial, Inc.	528	13,794
Imperial Oil Ltd.	1,332	36,065
Intact Financial Corp.	672	56,172
Inter Pipeline Ltd.	1,709	27,480
Keyera Corp.(b)	655	16,082
Kinross Gold Corp.*	6,638	22,144
Loblaw Cos. Ltd.	1,089	54,237
Lundin Mining Corp.	3,188	16,183
Magna International, Inc.	1,681	88,703
Manulife Financial Corp.(b)	10,078	170,322

Methanex Corp.	459	25,835
Metro, Inc.	1,105	41,531
National Bank of Canada	1,705	80,446
Nutrien Ltd.	3,183	173,258
Onex Corp.	372	22,375
Open Text Corp.	1,191	45,144
Pembina Pipeline Corp.	2,262	82,783
Power Corp. of Canada	1,860	39,703
Power Financial Corp.	1,127	25,153
PrairieSky Royalty Ltd.	869	12,659
Restaurant Brands International, Inc.	1,150	72,725
RioCan Real Estate Investment Trust REIT	726	13,870
Rogers Communications, Inc., Class B	1,845	101,941
Royal Bank of Canada	6,893	538,732
Saputo, Inc.	1,027	33,472
Seven Generations Energy Ltd., Class A*	1,217	8,897
Shaw Communications, Inc., Class B	2,351	48,487
Shopify, Inc., Class A*	431	81,644
SNC-Lavalin Group, Inc.	801	22,126
Stars Group, Inc.*	856	14,271
Sun Life Financial, Inc.(b)	2,944	111,456
Suncor Energy, Inc.	7,858	270,860
Teck Resources Ltd., Class B	3,187	71,420
TELUS Corp.	950	34,507
Thomson Reuters Corp.	809	43,993
Toronto-Dominion Bank	8,837	506,737
Tourmaline Oil Corp.	973	14,766
TransCanada Corp.	4,522	202,226
Turquoise Hill Resources Ltd.*	3,074	5,303
Vermilion Energy, Inc.(b)	474	12,124
West Fraser Timber Co. Ltd.	224	11,025
Wheaton Precious Metals Corp.	2,275	49,478
WSP Global, Inc.	459	24,308

		6,735,222

Chile - 0.3%
Aguas Andinas SA, Class A	6,881	4,029
Antofagasta PLC	2,006	24,925
Banco de Chile	120,398	19,113
Banco de Credito e Inversiones SA	179	12,239
Banco Santander Chile	312,455	24,917
Cencosud SA	8,433	15,700
Cia Cervecerias Unidas SA	666	9,419
Colbun SA	30,600	7,069
Empresas CMPC SA	8,312	31,178
Empresas COPEC SA	2,150	29,177
Enel Americas SA	138,140	24,012
Enel Chile SA	123,794	12,989
Itau CorpBanca	1,267,566	12,003
Latam Airlines Group SA	1,466	17,033
SACI Falabella	2,985	23,213

		267,016

China - 7.1%
3SBio, Inc., 144A	4,816	7,964
58.com, Inc., ADR*	516	37,622
AAC Technologies Holdings, Inc.	3,620	21,513
Agile Group Holdings Ltd.	7,957	9,944
Agricultural Bank of China Ltd., Class H	131,537	63,006
Air China Ltd., Class H	10,875	11,748
Alibaba Group Holding Ltd., ADR*(b)	6,149	1,125,451
Aluminum Corp. of China Ltd., Class H*	20,450	8,389
Anhui Conch Cement Co. Ltd., Class H	5,837	33,387
ANTA Sports Products Ltd.	5,136	30,097
Autohome, Inc., ADR*(b)	308	28,967
AviChina Industry & Technology Co. Ltd., Class H	13,135	9,320
Baidu, Inc., ADR*	1,321	214,715
Bank of China Ltd., Class H	374,470	174,599
Bank of Communications Co. Ltd., Class H	52,074	43,717
Baozun, Inc., ADR*(b)	382	14,306
BeiGene Ltd., ADR*(b)	158	21,654
Beijing Capital International Airport Co. Ltd., Class H	7,123	7,123
BYD Co. Ltd., Class H(b)	3,102	19,838
BYD Electronic International Co. Ltd.	3,177	4,063
CGN Power Co. Ltd., Class H, 144A	51,498	13,580
China Cinda Asset Management Co. Ltd., Class H	59,929	17,407
China CITIC Bank Corp. Ltd., Class H	46,587	30,268
China Communications Construction Co. Ltd., Class H	24,316	26,206
China Communications Services Corp. Ltd., Class H	15,597	15,677
China Conch Venture Holdings Ltd.	7,770	25,934
China Construction Bank Corp., Class H	454,708	404,326
China Everbright Bank Co. Ltd., Class H	14,787	7,083
China Evergrande Group(b)	15,826	48,891
China Galaxy Securities Co. Ltd., Class H(b)	27,715	18,854

China Huarong Asset Management Co. Ltd., Class H, 144A	48,422	11,103
China International Capital Corp. Ltd., Class H, 144A(b)	5,058	11,753
China Life Insurance Co. Ltd., Class H	36,011	99,091
China Literature Ltd., 144A*(b)	2,240	10,687
China Longyuan Power Group Corp. Ltd., Class H	22,041	16,454
China Medical System Holdings Ltd.	6,743	7,095
China Merchants Bank Co. Ltd., Class H	18,811	86,270
China Minsheng Banking Corp. Ltd., Class H	33,356	25,751
China Molybdenum Co. Ltd., Class H	16,711	8,005
China National Building Material Co. Ltd., Class H	19,275	15,347
China Oilfield Services Ltd., Class H	12,051	11,929
China Pacific Insurance Group Co. Ltd., Class H	12,650	47,620
China Petroleum & Chemical Corp., Class H	122,653	105,938
China Railway Construction Corp. Ltd., Class H	10,726	15,440
China Railway Group Ltd., Class H	20,256	20,076
China Resources Pharmaceutical Group Ltd., 144A	8,748	11,724
China Shenhua Energy Co. Ltd., Class H	17,751	43,780
China Southern Airlines Co. Ltd., Class H	8,335	6,806
China Telecom Corp. Ltd., Class H	71,007	38,445
China Tower Corp. Ltd., Class H, 144A*	208,683	49,447
China Vanke Co. Ltd., Class H	5,385	20,443
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,569	10,364
CIFI Holdings Group Co. Ltd.	18,183	11,860
CITIC Securities Co. Ltd., Class H	16,095	38,998
CNOOC Ltd.	84,869	146,390
Country Garden Holdings Co. Ltd.	44,011	57,973
Country Garden Services Holdings Co. Ltd.*	4,808	7,914
CRRC Corp. Ltd., Class H	24,010	25,204
CSPC Pharmaceutical Group Ltd.	23,942	40,870
Ctrip.com International Ltd., ADR*	2,007	68,499
Dali Foods Group Co. Ltd., 144A	17,259	11,763
Dongfeng Motor Group Co. Ltd., Class H	13,883	14,768
ENN Energy Holdings Ltd.	4,240	43,752
Fosun International Ltd.	15,117	24,881
Future Land Development Holdings Ltd.	8,956	7,713
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,294	8,197
GDS Holdings Ltd., ADR*(b)	329	10,946
Geely Automobile Holdings Ltd.	22,690	42,607
GF Securities Co. Ltd., Class H	11,962	20,176
GOME Retail Holdings Ltd.*(b)	109,510	9,905
Great Wall Motor Co. Ltd., Class H(b)	13,795	10,105
Greentown Service Group Co. Ltd.	4,808	4,386
Guangzhou Automobile Group Co. Ltd., Class H	14,124	17,363
Guotai Junan Securities Co. Ltd., Class H, 144A	7,228	16,095
Haitian International Holdings Ltd.	4,920	10,755
Haitong Securities Co. Ltd., Class H	15,568	20,665
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	400	2,064
Hengan International Group Co. Ltd.	3,470	28,048
Hua Hong Semiconductor Ltd., 144A	2,284	5,342
Huaneng Power International, Inc., Class H	29,196	18,002
Huaneng Renewables Corp. Ltd., Class H	18,697	5,693
Huatai Securities Co. Ltd., Class H, 144A	7,057	14,294
Huazhu Group Ltd., ADR(b)	634	22,234
Industrial & Commercial Bank of China Ltd., Class H	336,376	258,825
iQIYI, Inc., ADR*	788	21,402
JD.com, Inc., ADR*(b)	3,466	96,043
Jiangsu Expressway Co. Ltd., Class H	9,726	13,406
Jiangxi Copper Co. Ltd., Class H	5,628	7,686
Kingdee International Software Group Co. Ltd.	10,698	11,584
Kingsoft Corp. Ltd.	4,776	9,285
Kweichow Moutai Co. Ltd., Class A	100	11,292
KWG Group Holdings Ltd.*	13,649	12,832
Legend Holdings Corp., Class H, 144A	3,532	9,831
Lenovo Group Ltd.	44,269	39,872
Longfor Group Holdings Ltd.	6,553	19,451
Luye Pharma Group Ltd., 144A	11,644	8,692
Meitu, Inc., 144A*	5,966	2,440
Meituan Dianping, Class B*	2,669	20,707
Midea Group Co. Ltd., Class A	500	3,573
Minth Group Ltd.	3,700	14,659
Momo, Inc., ADR*	700	23,219

NetEase, Inc., ADR (b)	382	85,270
New China Life Insurance Co. Ltd., Class H	3,604	17,447
New Oriental Education & Technology Group, Inc., ADR*	751	61,627
Noah Holdings Ltd., ADR*(b)	127	7,334
People’s Insurance Co. Group of China Ltd., Class H	56,586	25,663
PetroChina Co. Ltd., Class H	95,491	63,136
PICC Property & Casualty Co. Ltd., Class H	37,763	45,221
Pinduoduo, Inc., ADR*	877	26,257
Ping An Insurance Group Co. of China Ltd., Class A	1,800	18,847
Ping An Insurance Group Co. of China Ltd., Class H	25,264	266,005
Postal Savings Bank of China Co. Ltd., Class H, 144A	36,685	21,965
Semiconductor Manufacturing International Corp.*(b)	12,721	12,883
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,093	7,900
Shanghai Electric Group Co. Ltd., Class H	14,557	5,396
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,305	11,726
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,276	4,629
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,098	11,456
Shenzhou International Group Holdings Ltd.	3,696	46,143
Sihuan Pharmaceutical Holdings Group Ltd.	18,501	3,865
SINA Corp.*	378	25,466
Sino-Ocean Group Holding Ltd.	13,001	6,078
Sinopec Engineering Group Co. Ltd., Class H	15,251	13,853
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	8,223
Sinopharm Group Co. Ltd., Class H	6,046	26,881
SOHO China Ltd.*	10,116	4,317
Sunac China Holdings Ltd.	11,860	49,632
Sunny Optical Technology Group Co. Ltd.	3,989	47,260
TAL Education Group, ADR*(b)	1,654	58,882
Tencent Holdings Ltd.	27,101	1,159,338
Tingyi Cayman Islands Holding Corp.	11,317	15,715
TravelSky Technology Ltd., Class H	4,761	13,798
Tsingtao Brewery Co. Ltd., Class H	1,028	4,361
Uni-President China Holdings Ltd.	11,236	10,005
Vipshop Holdings Ltd., ADR*	2,092	15,021
Want Want China Holdings Ltd.	29,747	23,988
Weibo Corp., ADR*(b)	309	22,325
Weichai Power Co. Ltd., Class H	13,085	18,170
Wuxi Biologics Cayman, Inc., 144A*	2,812	26,688
Xiaomi Corp., Class B, 144A*	21,601	32,912
Yangzijiang Shipbuilding Holdings Ltd.	10,700	11,317
Yanzhou Coal Mining Co. Ltd., Class H	11,122	11,037
Yum China Holdings, Inc.	1,815	75,722
YY, Inc., ADR*	235	16,568
Zhejiang Expressway Co. Ltd., Class H	6,370	6,646
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,224	18,092
Zijin Mining Group Co. Ltd., Class H	51,770	22,160
ZTE Corp., Class H*	3,143	9,389
ZTO Express Cayman, Inc., ADR	1,849	36,758

		7,054,850

Colombia - 0.1%
Bancolombia SA	1,042	12,167
Ecopetrol SA	23,874	24,172
Grupo Argos SA	1,348	7,839
Grupo de Inversiones Suramericana SA	1,145	13,005
Interconexion Electrica SA ESP	1,750	7,939

		65,122

Czech Republic - 0.0%
CEZ AS	1,048	25,394
Komercni banka AS	359	15,071

		40,465

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	16	20,575
A.P. Moller - Maersk A/S, Class B	31	41,779
Carlsberg A/S, Class B	525	63,599
Chr Hansen Holding A/S	521	53,074
Coloplast A/S, Class B	588	58,609
Danske Bank A/S	3,472	69,076
DSV A/S	900	74,861
Genmab A/S*	269	46,485
H Lundbeck A/S	327	14,956
ISS A/S	766	23,905
Novo Nordisk A/S, Class B	8,791	431,351
Novozymes A/S, Class B(b)	1,066	48,397
Orsted A/S, 144A	875	63,497
Pandora A/S	477	25,030
Tryg A/S(b)	526	14,338

Vestas Wind Systems A/S	969	80,660
William Demant Holding A/S*	533	16,008

		1,146,200

Egypt - 0.0%
Commercial International Bank Egypt SAE	6,350	25,451
Eastern Tobacco	4,376	4,171
ElSewedy Electric Co.	4,141	4,070

		33,692

Finland - 0.8%
Elisa OYJ	689	28,911
Fortum OYJ(b)	2,176	48,314
Kone OYJ, Class B(b)	1,472	71,946
Metso OYJ	528	17,903
Neste OYJ	582	55,939
Nokia OYJ	26,954	162,982
Nokian Renkaat OYJ	592	20,942
Nordea Bank Abp	14,697	133,285
Orion OYJ, Class B	562	20,079
Sampo OYJ, Class A	2,086	100,413
Stora Enso OYJ, Class R	2,517	33,740
UPM-Kymmene OYJ	2,388	72,034
Wartsila OYJ Abp	2,146	34,857

		801,345

France - 7.2%
Accor SA	901	38,042
Aeroports de Paris	131	25,420
Air Liquide SA	2,036	253,933
Airbus SE	2,749	355,210
Alstom SA	750	32,605
Amundi SA, 144A	275	18,380
Arkema SA	339	34,179
Atos SE	444	42,634
AXA SA	9,381	237,897
BioMerieux	184	15,174
BNP Paribas SA	5,199	266,437
Bollore SA	3,253	14,460
Bouygues SA	1,235	46,708
Bureau Veritas SA	1,191	28,476
Capgemini SE	763	91,300
Carrefour SA	2,696	55,198
Casino Guichard Perrachon SA(b)	234	12,374
Cie de Saint-Gobain	2,394	86,212
Cie Generale des Etablissements Michelin	844	101,281
CNP Assurances	549	12,689
Covivio REIT	146	14,780
Credit Agricole SA	5,367	68,568
Danone SA	3,070	231,622
Dassault Aviation SA	13	21,884
Dassault Systemes SE	661	96,726
Edenred	1,020	45,271
Eiffage SA	360	35,125
Electricite de France SA	2,683	38,971
Engie SA	8,218	123,855
EssilorLuxottica SA	1,299	157,285
Eurazeo SE	255	19,172
Eutelsat Communications SA	884	17,456
Faurecia SA	368	17,555
Gecina SA REIT	249	36,933
Getlink SE	2,446	36,113
Hermes International	146	92,466
ICADE REIT	160	13,622
Iliad SA	119	12,385
Imerys SA	215	12,223
Ingenico Group SA	291	19,535
Ipsen SA	182	25,173
JCDecaux SA	443	13,655
Kering	365	199,323
Klepierre SA REIT	993	34,664
Legrand SA	1,266	83,521
L’Oreal SA	1,220	307,928
LVMH Moet Hennessy Louis Vuitton SE	1,328	456,181
Natixis SA	4,514	24,810
Orange SA	10,195	155,854
Pernod Ricard SA	1,006	173,243
Peugeot SA	3,176	80,776
Publicis Groupe SA	972	53,876
Remy Cointreau SA	96	12,503
Renault SA	1,022	70,016
Rexel SA	1,490	18,575
Safran SA	1,614	220,118
Sanofi	5,389	450,534
Sartorius Stedim Biotech	134	15,775
Schneider Electric SE	2,660	207,013
SCOR SE	731	32,918
SEB SA	141	24,282
Societe BIC SA	136	12,863
Societe Generale SA	3,714	114,061
Sodexo SA	393	43,173
Suez	1,708	21,827
Teleperformance	260	46,431
Thales SA	502	61,811
TOTAL SA(b)	11,396	647,989
Ubisoft Entertainment SA*	468	33,803
Unibail-Rodamco-Westfield REIT	477	77,044
Unibail-Rodamco-Westfield CDI*	2,774	22,157

Valeo SA	1,085	34,247
Veolia Environnement SA	2,300	50,491
Vinci SA	2,397	228,805
Vivendi SA	4,891	142,976
Wendel SA	130	16,399

		7,094,971

Germany - 5.3%
1&1 Drillisch AG(b)	234	9,257
adidas AG	917	222,794
Allianz SE	1,988	442,300
Axel Springer SE	216	12,321
BASF SE	4,443	338,546
Bayer AG	4,533	362,368
Bayerische Motoren Werke AG	1,516	128,138
Beiersdorf AG	467	43,324
Brenntag AG	737	36,550
Commerzbank AG*	5,189	42,821
Continental AG	531	86,974
Covestro AG, 144A	842	48,021
Daimler AG	4,142	248,098
Delivery Hero SE, 144A*	396	15,351
Deutsche Bank AG (c)	9,500	88,186
Deutsche Boerse AG	872	110,195
Deutsche Lufthansa AG	1,043	26,634
Deutsche Post AG	4,475	139,061
Deutsche Telekom AG	15,326	252,510
Deutsche Wohnen SE	1,902	88,701
E.ON SE	10,035	110,548
Evonik Industries AG	587	16,525
Fraport AG Frankfurt Airport Services Worldwide	221	17,752
Fresenius Medical Care AG & Co. KGaA	1,042	81,638
Fresenius SE & Co. KGaA	1,974	110,986
GEA Group AG	835	20,012
Hannover Rueck SE	275	40,977
HeidelbergCement AG	650	47,791
Henkel AG & Co. KGaA	431	40,494
HOCHTIEF AG	90	14,270
HUGO BOSS AG	306	22,631
Infineon Technologies AG	5,393	118,422
Innogy SE*	642	27,245
KION Group AG	331	18,870
LANXESS AG	449	24,336
Merck KGaA	619	63,916
METRO AG	884	14,846
MTU Aero Engines AG	238	51,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	738	173,847
OSRAM Licht AG(b)	336	14,561
ProSiebenSat.1 Media SE	1,127	20,562
Puma SE	28	15,781
RWE AG	2,462	60,097
SAP SE	4,699	503,487
Siemens AG	3,628	396,696
Siemens Healthineers AG, 144A	638	25,849
Symrise AG	585	51,556
Telefonica Deutschland Holding AG	3,110	10,209
thyssenkrupp AG	2,031	30,379
TUI AG	2,080	22,076
Uniper SE	923	26,887
United Internet AG	583	21,214
Volkswagen AG	155	27,398
Vonovia SE	2,480	120,282
Wirecard AG(b)	537	73,603
Zalando SE, 144A*	503	18,537

		5,197,459

Greece - 0.1%
Alpha Bank AE*	4,509	6,360
FF Group*(d)	197	1,076
Hellenic Telecommunications Organization SA	1,306	16,563
JUMBO SA	642	10,443
Motor Oil Hellas Corinth Refineries SA	235	5,720
OPAP SA	752	7,698
Titan Cement Co. SA	224	4,907

		52,767

Hong Kong - 3.6%
AIA Group Ltd.	57,873	578,748
Alibaba Health Information Technology Ltd.*	14,938	15,319
Alibaba Pictures Group Ltd.*(b)	100,955	18,648
ASM Pacific Technology Ltd.	1,169	12,383
Bank of East Asia Ltd.	5,773	20,114
Beijing Enterprises Holdings Ltd.	3,220	18,890
Beijing Enterprises Water Group Ltd.*	32,433	19,419
BOC Hong Kong Holdings Ltd.	17,995	75,192
Brilliance China Automotive Holdings Ltd.(b)	13,385	13,113
China Ding Yi Feng Holdings Ltd.*	7,780	25,075
China Everbright International Ltd.	18,662	18,258
China Gas Holdings Ltd.	9,100	29,909
China Jinmao Holdings Group Ltd.	19,142	9,291
China Mengniu Dairy Co. Ltd.*	13,746	42,465
China Merchants Port Holdings Co. Ltd.	6,487	13,636
China Mobile Ltd.	29,524	310,670

China Overseas Land & Investment Ltd.	17,664	65,033
China Resources Beer Holdings Co. Ltd.	8,241	30,708
China Resources Cement Holdings Ltd.	11,672	12,431
China Resources Gas Group Ltd.	4,884	21,217
China Resources Land Ltd.	13,858	51,726
China Resources Power Holdings Co. Ltd.	8,490	16,094
China State Construction International Holdings Ltd.	13,742	14,530
China Taiping Insurance Holdings Co. Ltd.	7,733	23,939
China Unicom Hong Kong Ltd.	27,042	32,072
CITIC Ltd.	34,055	51,800
CK Asset Holdings Ltd.	11,775	97,728
CK Hutchison Holdings Ltd.	13,047	138,868
CK Infrastructure Holdings Ltd.	3,415	28,474
CLP Holdings Ltd.	7,819	92,636
COSCO SHIPPING Ports Ltd.	8,554	9,088
Dairy Farm International Holdings Ltd.	1,700	15,198
Far East Horizon Ltd.	19,097	21,311
Fullshare Holdings Ltd.*(b)	32,375	6,475
Galaxy Entertainment Group Ltd.	11,368	80,737
Guangdong Investment Ltd.	19,226	36,886
Haier Electronics Group Co. Ltd.*	5,353	15,957
Hang Lung Group Ltd.	4,343	13,638
Hang Lung Properties Ltd.	9,627	22,738
Hang Seng Bank Ltd.	3,397	84,170
Henderson Land Development Co. Ltd.	6,464	36,562
HK Electric Investments & HK Electric Investments Ltd.(a)	12,644	13,176
HKT Trust & HKT Ltd.(a)	18,549	28,970
Hong Kong & China Gas Co. Ltd.	43,384	100,477
Hong Kong Exchanges & Clearing Ltd.	5,745	198,044
Hongkong Land Holdings Ltd.	4,700	33,699
Hysan Development Co. Ltd.	2,774	14,648
Jardine Matheson Holdings Ltd.	1,021	70,000
Jardine Strategic Holdings Ltd.	946	37,367
Kerry Properties Ltd.	4,014	16,772
Kingboard Holdings Ltd.	5,705	19,986
Kunlun Energy Co. Ltd.	16,221	17,813
Lee & Man Paper Manufacturing Ltd.	16,079	14,810
Link REIT	10,580	119,618
Melco Resorts & Entertainment Ltd., ADR	1,168	26,911
MTR Corp. Ltd.	7,016	40,310
New World Development Co. Ltd.	28,609	45,703
Nine Dragons Paper Holdings Ltd.	7,995	8,291
NWS Holdings Ltd.	10,616	25,696
PCCW Ltd.	33,182	19,952
Power Assets Holdings Ltd.	6,553	45,497
Shanghai Industrial Holdings Ltd.	2,537	5,688
Shimao Property Holdings Ltd.	6,607	15,622
Sino Biopharmaceutical Ltd.	34,440	29,878
Sino Land Co. Ltd.	16,055	29,902
SJM Holdings Ltd.	12,719	14,340
Sun Art Retail Group Ltd.	11,832	12,028
Sun Hung Kai Properties Ltd.	7,331	121,409
Swire Pacific Ltd., Class A	2,782	33,084
Swire Properties Ltd.	6,234	25,016
Techtronic Industries Co. Ltd.	7,144	47,734
WH Group Ltd., 144A	40,343	35,822
Wharf Holdings Ltd.	6,294	19,684
Wharf Real Estate Investment Co. Ltd.	5,851	41,107
Wheelock & Co. Ltd.	3,725	25,222
Yue Yuen Industrial Holdings Ltd.	3,360	11,300

		3,606,722

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,487	17,356
OTP Bank Nyrt	1,170	49,481
Richter Gedeon Nyrt	680	13,167

		80,004

India - 0.0%
Dr. Reddy’s Laboratories Ltd., ADR	540	20,347
Infosys Ltd., ADR(b)	1,688	18,096

		38,443

Indonesia - 0.5%
PT Adaro Energy Tbk	47,224	4,398
PT Astra International Tbk	91,574	46,544
PT Bank Central Asia Tbk	46,679	91,500
PT Bank Danamon Indonesia Tbk	20,061	12,157
PT Bank Mandiri Persero Tbk	90,367	45,770
PT Bank Negara Indonesia Persero Tbk	33,270	20,812
PT Bank Rakyat Indonesia Persero Tbk	271,612	74,335
PT Bank Tabungan Negara Persero Tbk	19,578	3,382
PT Bumi Serpong Damai Tbk*	52,437	5,051
PT Charoen Pokphand Indonesia Tbk	37,001	19,201
PT Gudang Garam Tbk	3,861	23,439
PT Hanjaya Mandala Sampoerna Tbk	34,394	9,291

PT Indah Kiat Pulp & Paper Corp. Tbk	12,041	9,437
PT Indocement Tunggal Prakarsa Tbk	9,248	12,638
PT Indofood Sukses Makmur Tbk	16,417	8,257
PT Jasa Marga Persero Tbk	20,622	7,659
PT Kalbe Farma Tbk	102,044	10,844
PT Pakuwon Jati Tbk	103,608	4,566
PT Perusahaan Gas Negara Persero Tbk	41,896	7,565
PT Semen Indonesia Persero Tbk	18,487	16,624
PT Surya Citra Media Tbk	28,297	3,520
PT Telekomunikasi Indonesia Persero Tbk	235,963	64,746
PT Tower Bersama Infrastructure Tbk	20,347	5,757
PT Unilever Indonesia Tbk	5,921	20,487
PT United Tractors Tbk	9,001	16,956

		544,936

Ireland - 0.5%
AerCap Holdings NV*	623	28,122
AIB Group PLC	3,349	15,755
Bank of Ireland Group PLC	5,737	37,294
CRH PLC	3,771	119,415
DCC PLC	409	35,397
James Hardie Industries PLC CDI	2,226	27,854
Kerry Group PLC, Class A	767	78,954
Kingspan Group PLC	740	34,897
Paddy Power Betfair PLC	380	30,732
Ryanair Holdings PLC, ADR*	170	12,672
Smurfit Kappa Group PLC	985	27,942

		449,034

Isle of Man - 0.0%
GVC Holdings PLC	3,002	26,140

Israel - 0.4%
Azrieli Group Ltd.	195	10,916
Bank Hapoalim BM	5,162	35,535
Bank Leumi Le-Israel BM	7,290	48,212
Bezeq The Israeli Telecommunication Corp. Ltd.	6,149	5,392
Check Point Software Technologies Ltd.*	561	68,610
Elbit Systems Ltd.	109	14,351
Israel Chemicals Ltd.	3,070	17,195
Mizrahi Tefahot Bank Ltd.	974	18,656
Nice Ltd.*	335	39,375
Teva Pharmaceutical Industries Ltd., ADR*	4,288	72,167
Wix.com Ltd.*	210	22,942

		353,351

Italy - 1.3%
Assicurazioni Generali SpA	5,510	98,366
Atlantia SpA	2,300	55,933
Davide Campari-Milano SpA	2,678	25,541
Enel SpA	39,354	238,140
Eni SpA	12,310	212,354
Ferrari NV	575	74,004
Intesa Sanpaolo SpA	75,450	186,145
Leonardo SpA	2,001	20,179
Mediobanca SpA	3,323	33,345
Moncler SpA	783	30,032
Pirelli & C SpA, 144A*	1,760	11,811
Poste Italiane SpA, 144A	2,410	21,738
Prysmian SpA	1,180	24,092
Recordati SpA	498	18,733
Snam SpA	10,362	51,211
Telecom Italia SpA*	51,046	31,110
Telecom Italia SpA-RSP	31,705	17,278
Terna Rete Elettrica Nazionale SpA	8,166	50,789
UniCredit SpA	9,711	132,174

		1,332,975

Japan - 15.7%
ABC-Mart, Inc.	200	11,448
Acom Co. Ltd.	1,700	5,811
Aeon Co. Ltd.(b)	2,800	58,931
AEON Financial Service Co. Ltd.	400	7,855
Aeon Mall Co. Ltd.	500	8,146
AGC, Inc.	800	27,704
Air Water, Inc.	1,000	15,933
Aisin Seiki Co. Ltd.	800	31,185
Ajinomoto Co., Inc.	1,900	28,705
Alfresa Holdings Corp.	1,100	31,826
Alps Alpine Co. Ltd.	1,200	23,545
Amada Holdings Co. Ltd.	1,100	11,556
ANA Holdings, Inc.	600	22,242
Aozora Bank Ltd.	400	11,519
Asahi Group Holdings Ltd.	1,700	73,314
Asahi Intecc Co. Ltd.	500	23,999
Asahi Kasei Corp.	5,900	64,259
Asics Corp.	600	7,977
Astellas Pharma, Inc.	9,000	138,757
Bandai Namco Holdings, Inc.	1,100	46,777
Bank of Kyoto Ltd.	200	8,944
Benesse Holdings, Inc.	200	5,428
Bridgestone Corp.	2,800	110,352
Brother Industries Ltd.	919	16,778
Calbee, Inc.	300	8,303
Canon, Inc.	4,700	134,972
Casio Computer Co. Ltd.	700	9,489
Central Japan Railway Co.	700	156,843

Chiba Bank Ltd.	3,800	23,046
Chubu Electric Power Co., Inc.	2,400	37,734
Chugai Pharmaceutical Co. Ltd.	1,000	67,914
Chugoku Electric Power Co., Inc.(b)	1,200	15,578
Coca-Cola Bottlers Japan Holdings, Inc.	600	15,438
Concordia Financial Group Ltd.	6,300	25,491
Credit Saison Co. Ltd.	500	7,249
CyberAgent, Inc.	600	18,652
Dai Nippon Printing Co. Ltd.	1,000	23,128
Daicel Corp.	1,000	10,514
Daifuku Co. Ltd.	600	29,390
Dai-ichi Life Holdings, Inc.	5,000	75,607
Daiichi Sankyo Co. Ltd.	2,604	97,348
Daikin Industries Ltd.	1,200	130,157
Daito Trust Construction Co. Ltd.	400	55,390
Daiwa House Industry Co. Ltd.	2,571	79,461
Daiwa House REIT Investment Corp. REIT	6	13,371
Daiwa Securities Group, Inc.	7,800	39,572
DeNA Co. Ltd.	300	4,616
Denso Corp.	1,900	81,513
Dentsu, Inc.	900	37,545
Disco Corp.	100	13,762
East Japan Railway Co.	1,500	143,453
Eisai Co. Ltd.	1,100	90,741
Electric Power Development Co. Ltd.	400	9,991
FamilyMart UNY Holdings Co. Ltd.(b)	1,200	34,181
FANUC Corp.	900	148,890
Fast Retailing Co. Ltd.	300	140,385
Fuji Electric Co. Ltd.	400	12,560
FUJIFILM Holdings Corp.	1,700	76,120
Fujitsu Ltd.	1,000	67,366
Fukuoka Financial Group, Inc.	400	8,641
Hakuhodo DY Holdings, Inc.	1,200	18,377
Hamamatsu Photonics KK	900	31,651
Hankyu Hanshin Holdings, Inc.	1,100	39,869
Hikari Tsushin, Inc.	100	17,898
Hino Motors Ltd.	1,000	9,178
Hirose Electric Co. Ltd.	105	10,786
Hisamitsu Pharmaceutical Co., Inc.	300	14,803
Hitachi Chemical Co. Ltd.	400	7,256
Hitachi Construction Machinery Co. Ltd.	500	12,466
Hitachi High-Technologies Corp.	200	7,599
Hitachi Ltd.	4,441	132,873
Hitachi Metals Ltd.	700	7,122
Honda Motor Co. Ltd.	8,200	231,953
Hoshizaki Corp.	200	13,529
Hoya Corp.	1,800	109,891
Hulic Co. Ltd.	1,300	11,931
Idemitsu Kosan Co. Ltd.	704	24,948
IHI Corp.	600	15,804
Iida Group Holdings Co. Ltd.	500	9,124
Inpex Corp.	5,300	51,495
Isetan Mitsukoshi Holdings Ltd.	1,400	13,891
Isuzu Motors Ltd.	2,700	38,648
ITOCHU Corp.	6,000	107,549
J. Front Retailing Co. Ltd.(b)	1,000	11,062
Japan Airlines Co. Ltd.	600	21,881
Japan Airport Terminal Co. Ltd.	200	7,931
Japan Exchange Group, Inc.	2,300	40,546
Japan Post Bank Co. Ltd.	1,800	20,073
Japan Post Holdings Co. Ltd.	7,099	86,297
Japan Prime Realty Investment Corp. REIT	3	11,762
Japan Real Estate Investment Corp. REIT	7	40,506
Japan Retail Fund Investment Corp. REIT	13	26,171
Japan Tobacco, Inc.	5,000	127,080
JFE Holdings, Inc.	2,600	45,287
JGC Corp.	1,000	14,525
JSR Corp.	600	9,937
JTEKT Corp.	1,300	16,095
JXTG Holdings, Inc.	15,050	70,305
Kajima Corp.	1,600	23,656
Kakaku.com, Inc.	400	7,683
Kamigumi Co. Ltd.	500	11,578
Kaneka Corp.	200	7,814
Kansai Electric Power Co., Inc.	3,300	49,308
Kansai Paint Co. Ltd.	800	14,692
Kao Corp.	2,300	173,823
Kawasaki Heavy Industries Ltd.	600	15,395
KDDI Corp.	8,800	212,253
Keihan Holdings Co. Ltd.	600	24,815
Keikyu Corp.	500	8,281
Keio Corp.	400	23,469
Keisei Electric Railway Co. Ltd.	500	17,046
Keyence Corp.	500	291,257
Kikkoman Corp.	700	34,791
Kintetsu Group Holdings Co. Ltd.	1,000	45,126
Kirin Holdings Co. Ltd.	3,700	82,621
Kobayashi Pharmaceutical Co. Ltd.	300	24,169
Kobe Steel Ltd.	1,800	14,227
Koito Manufacturing Co. Ltd.	600	34,666
Komatsu Ltd.	4,400	107,804
Konami Holdings Corp.	400	16,489

Konica Minolta, Inc.	2,100	20,347
Kose Corp.	200	32,333
Kubota Corp.	4,700	63,354
Kuraray Co. Ltd.	1,500	20,105
Kurita Water Industries Ltd.	400	10,062
Kyocera Corp.	1,584	87,268
Kyowa Hakko Kirin Co. Ltd.	1,000	19,073
Kyushu Electric Power Co., Inc.	1,700	20,193
Kyushu Railway Co.	700	23,927
Lawson, Inc. (b)	300	18,167
LINE Corp.*	200	7,375
Lion Corp.	1,032	21,137
LIXIL Group Corp.	900	12,184
M3, Inc.	1,742	28,850
Makita Corp.	1,300	46,010
Marubeni Corp.	8,000	57,037
Marui Group Co. Ltd.	900	15,818
Maruichi Steel Tube Ltd.	200	6,011
Mazda Motor Corp.	2,600	30,498
McDonald’s Holdings Co. Japan Ltd.	300	13,430
Mebuki Financial Group, Inc.	3,644	9,840
Medipal Holdings Corp.	865	20,146
MEIJI Holdings Co. Ltd.	500	39,564
MINEBEA MITSUMI, Inc.	1,800	28,841
MISUMI Group, Inc.	1,500	36,348
Mitsubishi Chemical Holdings Corp.	7,300	53,827
Mitsubishi Corp.	6,500	183,048
Mitsubishi Electric Corp.	9,100	113,806
Mitsubishi Estate Co. Ltd.	5,100	87,528
Mitsubishi Gas Chemical Co., Inc.	600	9,162
Mitsubishi Heavy Industries Ltd.	1,500	60,974
Mitsubishi Materials Corp.	300	8,236
Mitsubishi Motors Corp.	4,100	22,989
Mitsubishi Tanabe Pharma Corp.	1,100	15,849
Mitsubishi UFJ Financial Group, Inc.	56,500	292,321
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,630
Mitsui & Co. Ltd.	8,400	131,880
Mitsui Chemicals, Inc.	800	19,472
Mitsui Fudosan Co. Ltd.	4,100	97,015
Mitsui OSK Lines Ltd.	600	14,049
Mizuho Financial Group, Inc.	111,200	174,783
MonotaRO Co. Ltd.	600	14,135
MS&AD Insurance Group Holdings, Inc.	2,200	65,981
Murata Manufacturing Co. Ltd.	900	139,887
Nabtesco Corp.	700	18,457
Nagoya Railroad Co. Ltd.	800	21,998
NEC Corp.	1,600	53,326
Nexon Co. Ltd.*	1,560	24,730
NGK Insulators Ltd.	1,000	15,242
NGK Spark Plug Co. Ltd.	800	16,981
NH Foods Ltd.	500	18,234
Nidec Corp.	1,100	132,979
Nikon Corp.	1,100	16,638
Nintendo Co. Ltd.	589	160,850
Nippon Building Fund, Inc. REIT	6	39,026
Nippon Electric Glass Co. Ltd.	400	10,802
Nippon Express Co. Ltd.	300	17,683
Nippon Paint Holdings Co. Ltd.	700	26,878
Nippon Prologis REIT, Inc. REIT	7	14,871
Nippon Steel & Sumitomo Metal Corp.	4,010	72,077
Nippon Telegraph & Telephone Corp.	3,000	129,215
Nippon Yusen KK	800	12,596
Nissan Chemical Corp.	600	30,252
Nissan Motor Co. Ltd.	11,100	95,838
Nisshin Seifun Group, Inc.	1,350	28,922
Nissin Foods Holdings Co. Ltd.	240	16,644
Nitori Holdings Co. Ltd.	401	49,952
Nitto Denko Corp.	900	47,977
Nomura Holdings, Inc.	16,600	64,127
Nomura Real Estate Holdings, Inc.	600	11,352
Nomura Real Estate Master Fund, Inc. REIT	15	20,536
Nomura Research Institute Ltd.	752	30,562
NSK Ltd.	1,800	16,520
NTT Data Corp.	2,900	31,663
NTT DOCOMO, Inc.	6,342	147,448
Obayashi Corp.	3,700	36,016
Obic Co. Ltd.	300	28,610
Odakyu Electric Railway Co. Ltd.	1,100	25,668
Oji Holdings Corp.	4,522	26,857
Olympus Corp.	1,700	75,113
Omron Corp.	900	38,797
Ono Pharmaceutical Co. Ltd.	1,800	36,956
Oracle Corp.	100	7,455
Oriental Land Co. Ltd.	1,000	109,721
ORIX Corp.	6,400	92,556
Osaka Gas Co. Ltd.	1,600	32,728
Otsuka Corp.	308	11,067
Otsuka Holdings Co. Ltd.	1,783	74,254
Pan Pacific International Holdings Corp.	500	29,785
Panasonic Corp.	10,600	97,475
Park24 Co. Ltd.	400	9,596
Persol Holdings Co. Ltd.	1,000	17,117
Pigeon Corp.	600	24,438
Pola Orbis Holdings, Inc.	400	11,214

Rakuten, Inc.	4,000	31,436
Recruit Holdings Co. Ltd.	5,300	148,066
Renesas Electronics Corp.*	2,800	16,378
Resona Holdings, Inc.	10,000	45,153
Ricoh Co. Ltd.	3,900	39,537
Rinnai Corp.	100	6,720
Rohm Co. Ltd.	400	25,228
Ryohin Keikaku Co. Ltd.	115	27,258
Santen Pharmaceutical Co. Ltd.	1,400	21,792
SBI Holdings, Inc.	1,217	25,592
Secom Co. Ltd.	1,000	86,305
Sega Sammy Holdings, Inc.	700	8,139
Seibu Holdings, Inc.	1,300	23,069
Seiko Epson Corp.	900	13,290
Sekisui Chemical Co. Ltd.	1,400	21,942
Sekisui House Ltd.	2,600	39,036
Seven & i Holdings Co. Ltd.(b)	3,587	157,491
Seven Bank Ltd.	3,300	9,622
SG Holdings Co. Ltd.	500	14,623
Sharp Corp.	600	7,008
Shimadzu Corp.	1,000	24,627
Shimamura Co. Ltd.(b)	100	8,442
Shimano, Inc.	400	60,683
Shimizu Corp.	1,600	14,038
Shin-Etsu Chemical Co. Ltd.	1,700	141,396
Shinsei Bank Ltd.	500	6,859
Shionogi & Co. Ltd.	1,400	89,377
Shiseido Co. Ltd.	1,860	122,615
Shizuoka Bank Ltd.	1,800	14,195
Showa Denko KK	800	29,749
Showa Shell Sekiyu KK	800	11,986
SMC Corp.	300	104,293
Softbank Corp.*(b)	7,700	96,021
SoftBank Group Corp.	3,900	359,682
Sohgo Security Services Co. Ltd.	400	17,261
Sompo Holdings, Inc.	1,700	63,400
Sony Corp.	6,000	287,498
Sony Financial Holdings, Inc.	900	16,996
Stanley Electric Co. Ltd.	800	22,967
Subaru Corp.	2,900	73,537
SUMCO Corp.	1,400	17,747
Sumitomo Chemical Co. Ltd.	7,200	35,656
Sumitomo Corp.	5,400	77,537
Sumitomo Dainippon Pharma Co. Ltd.	700	17,251
Sumitomo Electric Industries Ltd.	4,200	58,366
Sumitomo Heavy Industries Ltd.	400	13,672
Sumitomo Metal Mining Co. Ltd.	1,500	43,924
Sumitomo Mitsui Financial Group, Inc.	6,300	222,802
Sumitomo Mitsui Trust Holdings, Inc.	1,610	60,939
Sumitomo Realty & Development Co. Ltd.	1,539	57,492
Sumitomo Rubber Industries Ltd.	400	5,135
Sundrug Co. Ltd.	400	12,237
Suntory Beverage & Food Ltd.	500	22,025
Suzuken Co. Ltd.	400	21,890
Suzuki Motor Corp.	1,800	92,063
Sysmex Corp.	800	48,080
T&D Holdings, Inc.	2,600	31,175
Taiheiyo Cement Corp.	400	13,654
Taisei Corp.	900	42,471
Taisho Pharmaceutical Holdings Co. Ltd.	200	20,222
Taiyo Nippon Sanso Corp.	500	7,056
Takashimaya Co. Ltd.(b)	500	6,572
Takeda Pharmaceutical Co. Ltd.	7,007	280,934
TDK Corp.	600	46,831
Teijin Ltd.	600	10,050
Terumo Corp.	1,500	91,778
THK Co. Ltd.	700	17,182
Tobu Railway Co. Ltd.	800	22,321
Toho Co. Ltd.	500	17,853
Tohoku Electric Power Co., Inc.	2,100	27,506
Tokio Marine Holdings, Inc.	3,100	150,905
Tokyo Century Corp.	200	8,909
Tokyo Electric Power Co. Holdings, Inc.*	8,300	51,677
Tokyo Electron Ltd.	800	108,734
Tokyo Gas Co. Ltd.	1,700	46,746
Tokyu Corp.	2,300	38,937
Tokyu Fudosan Holdings Corp.	1,700	9,380
Toppan Printing Co. Ltd.	1,500	23,846
Toray Industries, Inc.	6,100	42,440
Toshiba Corp.	3,010	94,244
Tosoh Corp.	1,500	22,110
TOTO Ltd.	640	24,201
Toyo Seikan Group Holdings Ltd.	900	18,999
Toyo Suisan Kaisha Ltd.	400	14,821
Toyoda Gosei Co. Ltd.	100	2,263
Toyota Industries Corp.	700	35,859
Toyota Motor Corp.	10,984	659,937
Toyota Tsusho Corp.	1,300	41,228
Trend Micro, Inc.	600	29,552
Tsuruha Holdings, Inc.	200	17,692
Unicharm Corp.	1,800	57,247
United Urban Investment Corp. REIT	12	18,582
USS Co. Ltd.	1,100	20,013

Welcia Holdings Co. Ltd.	200	7,087
West Japan Railway Co.	900	67,751
Yahoo Japan Corp.	12,600	33,686
Yakult Honsha Co. Ltd.	700	46,912
Yamada Denki Co. Ltd.	2,976	14,364
Yamaguchi Financial Group, Inc.	1,000	9,312
Yamaha Corp.	700	34,414
Yamaha Motor Co. Ltd.	1,300	26,323
Yamato Holdings Co. Ltd.	1,400	36,411
Yamazaki Baking Co. Ltd.	1,000	17,100
Yaskawa Electric Corp.(b)	1,300	36,913
Yokogawa Electric Corp.	961	18,485
Yokohama Rubber Co. Ltd.	500	10,187
ZOZO, Inc.	1,033	19,425

		15,539,173

Luxembourg - 0.2%
ArcelorMittal	3,214	73,883
Aroundtown SA	3,740	31,480
Eurofins Scientific SE(b)	52	21,896
Millicom International Cellular SA SDR	351	21,130
Reinet Investments SCA	644	10,147
RTL Group SA	187	10,546
SES SA	2,016	40,508
Tenaris SA	2,226	29,700

		239,290

Macau - 0.1%
MGM China Holdings Ltd.	5,171	10,869
Sands China Ltd.	11,322	56,540
Wynn Macau Ltd.	8,449	20,881

		88,290

Malaysia - 0.6%
AirAsia Group Bhd	6,700	4,564
Alliance Bank Malaysia Bhd	9,500	9,251
AMMB Holdings Bhd	6,287	6,911
Axiata Group Bhd	12,955	13,253
British American Tobacco Malaysia Bhd	700	5,801
CIMB Group Holdings Bhd	22,189	31,921
Dialog Group Bhd	17,600	13,980
DiGi.Com Bhd	8,844	9,895
Fraser & Neave Holdings Bhd	800	6,945
Gamuda Bhd	13,255	9,583
Genting Bhd	11,700	21,205
Genting Malaysia Bhd	14,618	12,582
Genting Plantations Bhd	1,000	2,582
HAP Seng Consolidated Bhd	2,069	5,012
Hartalega Holdings Bhd	7,400	9,099
Hong Leong Bank Bhd	1,582	8,279
Hong Leong Financial Group Bhd	1,753	8,492
IHH Healthcare Bhd	14,591	20,560
IJM Corp. Bhd	13,600	6,020
IOI Corp. Bhd	13,200	14,575
IOI Properties Group Bhd	7,500	2,969
Kuala Lumpur Kepong Bhd	1,500	9,126
Malayan Banking Bhd	20,348	47,686
Malaysia Airports Holdings Bhd	500	1,005
Maxis Bhd	15,300	20,204
MISC Bhd	6,700	11,368
Nestle Malaysia Bhd	300	10,918
Petronas Chemicals Group Bhd	10,857	24,616
Petronas Dagangan Bhd	1,500	9,849
Petronas Gas Bhd	2,841	12,631
PPB Group Bhd	2,440	11,016
Press Metal Aluminium Holdings Bhd	5,200	5,409
Public Bank Bhd	13,000	79,921
Sime Darby Bhd	13,911	7,423
Sime Darby Plantation Bhd	14,911	18,701
Sime Darby Property Bhd	13,911	3,592
SP Setia Bhd Group	3,700	2,084
Telekom Malaysia Bhd	4,400	3,300
Tenaga Nasional Bhd	16,000	52,802
Top Glove Corp. Bhd	5,500	6,140
Westports Holdings Bhd	12,000	10,889
YTL Corp. Bhd	15,372	4,007

		576,166

Mexico - 0.7%
Alfa SAB de CV, Class A	14,521	16,531
Alsea SAB de CV	2,211	5,597
America Movil SAB de CV, Series L	158,319	113,968
Arca Continental SAB de CV	1,860	10,484
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,724	11,977
Cemex SAB de CV, Series CPO*	68,987	33,847
Coca-Cola Femsa SAB de CV, Series L	2,372	14,344
El Puerto de Liverpool SAB de CV, Class C1	911	5,713
Fibra Uno Administracion SA de CV REIT	12,883	17,826
Fomento Economico Mexicano SAB de CV	9,296	84,318
Fresnillo PLC	1,214	13,848
Gruma SAB de CV, Class B	1,007	10,907
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,807	16,832

Grupo Aeroportuario del Sureste SAB de CV, Class B	973	16,500
Grupo Bimbo SAB de CV, Series A	7,409	14,690
Grupo Carso SAB de CV, Series A1	2,147	7,947
Grupo Financiero Banorte SAB de CV, Class O	11,347	61,704
Grupo Financiero Inbursa SAB de CV, Class O	10,284	15,340
Grupo Mexico SAB de CV, Series B	18,486	46,298
Grupo Televisa SAB, Series CPO	11,278	26,409
Industrias Penoles SAB de CV	658	8,716
Infraestructura Energetica Nova SAB de CV	2,569	9,877
Kimberly-Clark de Mexico SAB de CV, Class A*	6,367	10,286
Mexichem SAB de CV	4,964	12,025
Promotora y Operadora de Infraestructura SAB de CV	1,173	11,550
Wal-Mart de Mexico SAB de CV	25,346	65,529

		663,063

Netherlands - 3.1%
ABN AMRO Group NV, 144A	1,925	46,682
Adyen NV, 144A*	42	31,530
Aegon NV	8,854	47,616
Akzo Nobel NV	1,051	95,314
ASML Holding NV	1,944	356,269
EXOR NV	489	30,091
Heineken Holding NV	498	48,176
Heineken NV	1,191	120,027
ING Groep NV	18,830	249,136
Koninklijke Ahold Delhaize NV	5,893	151,990
Koninklijke DSM NV	898	96,423
Koninklijke KPN NV	16,343	50,414
Koninklijke Philips NV	4,428	176,282
Koninklijke Vopak NV	359	17,555
NN Group NV	1,407	61,295
NXP Semiconductors NV	1,574	143,738
QIAGEN NV*	974	37,247
Randstad NV	598	31,935
Royal Dutch Shell PLC, Class A	21,625	673,890
Royal Dutch Shell PLC, Class B	17,629	552,872
Wolters Kluwer NV	1,436	94,703

		3,113,185

New Zealand - 0.2%
a2 Milk Co. Ltd.*	3,223	31,408
Auckland International Airport Ltd.	4,596	24,319
Fisher & Paykel Healthcare Corp. Ltd.	2,638	26,408
Fletcher Building Ltd.*	3,907	13,011
Meridian Energy Ltd.	6,201	15,582
Ryman Healthcare Ltd.	2,877	21,552
Spark New Zealand Ltd.	8,624	21,906

		154,186

Norway - 0.5%
Aker BP ASA	465	15,760
DNB ASA	4,576	87,705
Equinor ASA	5,723	128,651
Gjensidige Forsikring ASA	938	16,816
Mowi ASA(b)	1,693	39,057
Norsk Hydro ASA	6,616	27,402
Orkla ASA	4,034	31,785
Schibsted ASA, Class B	348	12,892
Telenor ASA	3,533	68,892
Yara International ASA	871	36,655

		465,615

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR(b)	959	15,958
Credicorp Ltd.	327	79,490
Southern Copper Corp.(b)	372	13,247

		108,695

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	9,127	10,765
Aboitiz Power Corp.	18,700	12,600
Alliance Global Group, Inc.	14,500	3,841
Ayala Corp.	1,540	27,543
Ayala Land, Inc.	36,900	31,392
Bank of the Philippine Islands	2,211	3,591
BDO Unibank, Inc.	10,330	25,485
DMCI Holdings, Inc.	14,400	3,174
GT Capital Holdings, Inc.	272	5,022
International Container Terminal Services, Inc.	4,190	9,398
JG Summit Holdings, Inc.	10,590	13,555
Jollibee Foods Corp.	1,900	11,307
Manila Electric Co.	930	6,610
Megaworld Corp.	49,400	4,938
Metro Pacific Investments Corp.	88,600	8,051
Metropolitan Bank & Trust Co.	7,700	11,315
PLDT, Inc.	680	13,542
Robinsons Land Corp.	8,867	4,012
Security Bank Corp.	520	1,667
SM Investments Corp.	1,245	22,628
SM Prime Holdings, Inc.	51,700	38,335
Universal Robina Corp.*	4,860	12,789

		281,560

Poland - 0.3%
Alior Bank SA*	667	10,347
Bank Polska Kasa Opieki SA	979	29,314

CD Projekt SA*	312	15,675
Cyfrowy Polsat SA*	942	6,353
Dino Polska SA, 144A*	483	13,658
Grupa Lotos SA	446	11,219
KGHM Polska Miedz SA*	614	16,438
LPP SA	3	6,465
mBank SA	131	14,797
Orange Polska SA*	3,174	4,546
PGE Polska Grupa Energetyczna SA*	4,128	12,655
Polski Koncern Naftowy ORLEN SA	1,418	38,186
Polskie Gornictwo Naftowe i Gazownictwo SA	12,592	23,028
Powszechna Kasa Oszczednosci Bank Polski SA	4,285	43,078
Powszechny Zaklad Ubezpieczen SA	2,925	31,539
Santander Bank Polska SA	173	17,209

		294,507

Portugal - 0.1%
EDP - Energias de Portugal SA	11,309	41,485
Galp Energia SGPS SA	2,426	39,819
Jeronimo Martins SGPS SA	1,102	16,608

		97,912

Qatar - 0.2%
Barwa Real Estate Co.*	895	9,733
Commercial Bank QSC	897	9,878
Ezdan Holding Group QSC*	4,677	16,698
Industries Qatar QSC	975	35,613
Masraf Al Rayan QSC	1,860	18,849
Qatar Electricity & Water Co. QSC*	286	13,863
Qatar Insurance Co. SAQ	692	6,367
Qatar Islamic Bank SAQ	560	22,331
Qatar National Bank QPSC	2,190	113,191

		246,523

Romania - 0.0%
NEPI Rockcastle PLC	1,863	15,646

Russia - 0.9%
Alrosa PJSC	12,690	18,305
Gazprom PJSC	51,292	123,691
Inter RAO UES PJSC	71,179	4,227
LUKOIL PJSC	2,359	196,828
Magnit PJSC, GDR	1,642	23,579
Magnitogorsk Iron & Steel Works PJSC	10,333	6,974
MMC Norilsk Nickel PJSC	275	58,871
Mobile TeleSystems PJSC, ADR	2,392	18,490
Moscow Exchange MICEX-RTS PJSC	6,740	9,325
Novatek PJSC, GDR	445	77,118
Novolipetsk Steel PJSC	5,737	13,787
PhosAgro PJSC, GDR	523	7,144
Polyus PJSC	215	17,838
Rosneft Oil Co. PJSC	5,786	34,999
Sberbank of Russia PJSC	51,113	161,099
Severstal PJSC	1,033	16,119
Surgutneftegas PJSC	35,179	13,708
Tatneft PJSC	6,767	79,658
X5 Retail Group NV, GDR	530	13,477

		895,237

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	12,200	25,266
CapitaLand Commercial Trust REIT	13,307	19,094
CapitaLand Ltd.	11,057	27,970
CapitaLand Mall Trust REIT	13,109	23,270
City Developments Ltd.	1,800	11,876
ComfortDelGro Corp. Ltd.	11,100	19,622
DBS Group Holdings Ltd.	8,700	159,843
Genting Singapore Ltd.	34,700	26,179
Golden Agri-Resources Ltd.	33,093	6,731
Jardine Cycle & Carriage Ltd.	400	9,864
Keppel Corp. Ltd.	7,000	31,893
Oversea-Chinese Banking Corp. Ltd.	15,142	123,869
SATS Ltd.	3,200	12,142
Sembcorp Industries Ltd.	3,900	7,558
Singapore Airlines Ltd.	3,600	26,654
Singapore Exchange Ltd.	3,293	19,096
Singapore Press Holdings Ltd.	11,500	20,925
Singapore Technologies Engineering Ltd.	7,630	21,107
Singapore Telecommunications Ltd.	38,600	86,222
Suntec Real Estate Investment Trust REIT	8,728	12,459
United Overseas Bank Ltd.	6,822	126,247
UOL Group Ltd.	1,900	9,317
Venture Corp. Ltd.	1,500	19,749
Wilmar International Ltd.	7,600	17,988

		864,941

South Africa - 1.5%
Absa Group Ltd.(b)	4,124	52,846
Anglo American Platinum Ltd.	427	23,226
AngloGold Ashanti Ltd.	1,992	28,552
Aspen Pharmacare Holdings Ltd.	1,738	17,195
Bid Corp. Ltd.	1,458	30,484
Bidvest Group Ltd.	1,587	23,429
Capitec Bank Holdings Ltd.	233	21,594
Clicks Group Ltd.	1,118	14,331
Discovery Ltd.	1,309	14,311
Exxaro Resources Ltd.	1,334	14,360

FirstRand Ltd.(b)	17,004	77,577
Fortress REIT Ltd., Class A REIT	3,249	4,362
Fortress REIT Ltd., Class B REIT	4,285	4,226
Foschini Group Ltd.	1,092	13,311
Gold Fields Ltd.	6,639	27,091
Growthpoint Properties Ltd. REIT	13,450	23,305
Hyprop Investments Ltd. REIT	1,119	6,152
Investec Ltd.	794	5,158
Investec PLC	2,751	17,981
Kumba Iron Ore Ltd.(b)	125	3,311
Liberty Holdings Ltd.(b)	392	2,865
Life Healthcare Group Holdings Ltd.	7,262	13,943
MMI Holdings Ltd.*	4,510	4,992
Mr Price Group Ltd.	1,054	16,145
MTN Group Ltd.(b)	7,886	46,733
MultiChoice Group Ltd.*	2,122	15,817
Naspers Ltd., Class N	2,122	458,524
Nedbank Group Ltd.(b)	1,937	39,087
Netcare Ltd.	4,893	8,832
Old Mutual Ltd.(b)	23,914	39,450
Pick n Pay Stores Ltd.	3,318	16,322
PSG Group Ltd.	613	11,299
Rand Merchant Investment Holdings Ltd.	2,401	5,668
Redefine Properties Ltd. REIT	24,116	16,615
Remgro Ltd.	2,503	35,732
Resilient REIT Ltd. REIT	1,369	5,977
RMB Holdings Ltd.	4,548	25,854
Sanlam Ltd.	8,639	48,234
Sappi Ltd.	3,243	16,625
Sasol Ltd.(b)	2,516	76,742
Shoprite Holdings Ltd.	2,484	30,262
SPAR Group Ltd.	744	10,542
Standard Bank Group Ltd.	5,826	80,095
Telkom SA SOC Ltd.	799	3,970
Tiger Brands Ltd.	896	16,929
Truworths International Ltd.(b)	1,895	9,825
Vodacom Group Ltd.	2,756	22,707
Woolworths Holdings Ltd.(b)	4,604	14,961

		1,517,549

South Korea - 3.3%
Amorepacific Corp.	175	31,119
AMOREPACIFIC Group	153	9,971
BGF retail Co. Ltd.	34	6,439
BNK Financial Group, Inc.	1,253	7,899
Celltrion Healthcare Co. Ltd.*	157	9,744
Celltrion Pharm, Inc.*	73	3,933
Celltrion, Inc.*	392	71,276
Cheil Worldwide, Inc.	320	7,127
CJ CheilJedang Corp.	28	8,016
CJ Corp.	92	10,225
CJ ENM Co. Ltd.	75	15,891
CJ Logistics Corp.*	30	5,068
Coway Co. Ltd.	343	28,850
Daelim Industrial Co. Ltd.	137	11,401
Daewoo Engineering & Construction Co. Ltd.*	556	2,496
DB Insurance Co. Ltd.	302	19,467
DGB Financial Group, Inc.	1,013	7,638
Doosan Bobcat, Inc.	341	9,672
E-MART, Inc.	89	14,244
Fila Korea Ltd.	235	11,617
GS Engineering & Construction Corp.	342	13,015
GS Holdings Corp.	314	14,964
GS Retail Co. Ltd.	176	6,056
Hana Financial Group, Inc.	1,391	48,049
Hankook Tire Co. Ltd.	370	14,064
Hanmi Pharm. Co. Ltd.	18	7,906
Hanmi Science Co. Ltd.	62	4,482
Hanon Systems	837	9,265
Hanwha Chemical Corp.	513	10,673
Hanwha Corp.	204	5,831
Hanwha Life Insurance Co. Ltd.	1,227	4,549
HDC Hyundai Development Co-Engineering & Construction, Class E	370	15,840
HLB, Inc.*	134	10,699
Hotel Shilla Co. Ltd.	152	11,082
Hyundai Department Store Co. Ltd.	69	5,939
Hyundai Engineering & Construction Co. Ltd.	346	17,597
Hyundai Glovis Co. Ltd.	90	11,163
Hyundai Heavy Industries Co. Ltd.*	183	21,396
Hyundai Heavy Industries Holdings Co. Ltd.	46	14,765
Hyundai Marine & Fire Insurance Co. Ltd.	450	15,084
Hyundai Mobis Co. Ltd.	312	61,168
Hyundai Motor Co.	644	72,434
Hyundai Steel Co.	430	19,059
Industrial Bank of Korea	1,123	13,929
Kakao Corp.	236	21,718
Kangwon Land, Inc.	553	15,193
KB Financial Group, Inc.	1,904	75,080
KCC Corp.	18	5,113
Kia Motors Corp.	1,266	41,142
Korea Aerospace Industries Ltd.	362	11,845
Korea Electric Power Corp.	1,086	33,651

Korea Gas Corp.	117	5,212
Korea Investment Holdings Co. Ltd.	206	11,814
Korea Zinc Co. Ltd.	32	12,988
Korean Air Lines Co. Ltd.	382	12,499
KT Corp.	166	4,199
KT&G Corp.	565	52,999
Kumho Petrochemical Co. Ltd.	145	12,338
LG Chem Ltd.	218	75,690
LG Corp.	471	31,408
LG Display Co. Ltd.	1,066	20,141
LG Electronics, Inc.	657	41,183
LG Household & Health Care Ltd.	49	54,285
LG Innotek Co. Ltd.	88	8,450
LG Uplus Corp.	968	12,910
Lotte Chemical Corp.	76	21,556
Lotte Corp.	188	8,876
Lotte Shopping Co. Ltd.	54	9,170
Medy-Tox, Inc.	18	8,738
Mirae Asset Daewoo Co. Ltd.	2,372	15,944
NAVER Corp.	677	80,058
NCSoft Corp.	85	34,840
Netmarble Corp., 144A*	77	8,079
NH Investment & Securities Co. Ltd.	628	7,287
OCI Co. Ltd.	87	8,354
Orange Life Insurance Ltd., 144A	143	4,539
Orion Corp.	120	11,897
Ottogi Corp.	8	5,434
Pan Ocean Co. Ltd.*	973	3,742
Pearl Abyss Corp.*	18	2,882
POSCO	378	88,392
Posco Daewoo Corp.	351	5,914
S-1 Corp.	77	6,983
Samsung Biologics Co. Ltd., 144A*	85	28,416
Samsung C&T Corp.	373	38,305
Samsung Card Co. Ltd.	213	6,449
Samsung Electro-Mechanics Co. Ltd.	296	28,160
Samsung Electronics Co. Ltd.	22,439	899,795
Samsung Engineering Co. Ltd.*	680	9,492
Samsung Fire & Marine Insurance Co. Ltd.	149	39,943
Samsung Heavy Industries Co. Ltd.*	2,134	17,380
Samsung Life Insurance Co. Ltd.	335	26,420
Samsung SDI Co. Ltd.	278	58,705
Samsung SDS Co. Ltd.	164	33,611
Samsung Securities Co. Ltd.	383	11,800
Shinhan Financial Group Co. Ltd.	2,080	80,726
Shinsegae Inc.	11	2,792
SillaJen, Inc.*	235	15,525
SK Holdings Co. Ltd.	153	37,070
SK Hynix, Inc.	2,817	175,327
SK Innovation Co. Ltd.	307	51,317
SK Telecom Co. Ltd.	77	17,835
S-Oil Corp.	231	20,539
ViroMed Co. Ltd.*	57	14,079
Woori Financial Group, Inc.	2,128	28,002
Yuhan Corp.	38	8,801

		3,264,134

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA(b)	1,262	55,954
Aena SME SA, 144A	312	55,681
Amadeus IT Group SA	2,157	162,420
Banco Bilbao Vizcaya Argentaria SA	32,264	200,888
Banco de Sabadell SA	28,571	32,547
Banco Santander SA	77,539	378,893
Bankia SA	4,763	14,546
Bankinter SA	3,205	26,328
CaixaBank SA	16,894	60,262
Enagas SA	1,063	30,288
Endesa SA	1,511	38,069
Ferrovial SA	2,250	51,851
Grifols SA	1,472	38,275
Iberdrola SA	30,135	252,005
Industria de Diseno Textil SA	4,965	149,883
Mapfre SA	3,292	9,301
Naturgy Energy Group SA	1,517	41,188
Red Electrica Corp. SA	1,969	42,553
Repsol SA	6,449	110,948
Siemens Gamesa Renewable Energy SA*	1,142	17,478
Telefonica SA	22,249	192,056

		1,961,414

Sweden - 1.6%
Alfa Laval AB	1,262	27,601
Assa Abloy AB, Class B	4,570	94,532
Atlas Copco AB, Class A	2,891	78,332
Atlas Copco AB, Class B	1,787	44,849
Boliden AB	1,392	38,093
Electrolux AB, Series B	1,214	31,770
Epiroc AB, Class A*	2,891	29,026
Epiroc AB, Class B*	1,787	16,790
Essity AB, Class B	3,019	84,235
Hennes & Mauritz AB, Class B(b)	4,532	68,588
Hexagon AB, Class B	1,195	62,855
Husqvarna AB, Class B	1,995	16,351
ICA Gruppen AB(b)	359	13,799
Industrivarden AB, Class C	805	16,765
Investor AB, Class B	2,127	94,997

Kinnevik AB, Class B	1,099	27,844
L E Lundbergforetagen AB, Class B	374	11,533
Lundin Petroleum AB	905	29,592
Sandvik AB	5,162	84,813
Securitas AB, Class B	1,486	23,305
Skandinaviska Enskilda Banken AB, Class A	8,726	88,828
Skanska AB, Class B	1,638	29,546
SKF AB, Class B	1,820	30,632
Svenska Handelsbanken AB, Class A	6,945	79,218
Swedbank AB, Class A	4,067	74,726
Swedish Match AB	899	42,147
Tele2 AB, Class B	2,416	31,822
Telefonaktiebolaget LM Ericsson, Class B	14,303	130,920
Telia Co. AB	12,323	53,490
Volvo AB, Class B	7,579	111,601

		1,568,600

Switzerland - 6.1%
ABB Ltd.	8,707	172,430
Adecco Group AG	789	40,998
Baloise Holding AG	224	36,583
Barry Callebaut AG	11	18,946
Chocoladefabriken Lindt & Spruengli AG	1	73,944
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	39,016
Cie Financiere Richemont SA	2,447	187,414
Clariant AG*	1,066	22,910
Coca-Cola HBC AG*	686	23,074
Credit Suisse Group AG*	12,368	152,981
Dufry AG*	161	16,325
EMS-Chemie Holding AG	39	22,527
Ferguson PLC	1,055	73,057
Geberit AG	168	67,062
Givaudan SA	44	110,083
Glencore PLC*	50,757	204,624
Julius Baer Group Ltd.*	1,086	47,431
Kuehne + Nagel International AG	215	28,059
LafargeHolcim Ltd.*	2,174	107,606
Lonza Group AG*	388	107,880
Nestle SA	14,464	1,309,521
Novartis AG	10,198	930,240
Pargesa Holding SA	219	17,993
Partners Group Holding AG	84	60,767
Roche Holding AG	3,334	926,325
Schindler Holding AG	89	19,743
Schindler Holding AG Participation Certificates	203	45,886
SGS SA	25	63,749
Sika AG	576	77,912
Sonova Holding AG	288	53,860
STMicroelectronics NV	2,936	47,989
Straumann Holding AG	48	37,465
Swatch Group AG - Bearer	156	46,188
Swatch Group AG - Registered	212	12,129
Swiss Life Holding AG*	161	70,172
Swiss Prime Site AG*	444	37,480
Swiss Re AG	1,487	147,233
Swisscom AG	121	56,023
Temenos AG*	259	37,551
UBS Group AG*	18,652	237,343
Vifor Pharma AG	207	25,915
Zurich Insurance Group AG	714	236,080

		6,050,514

Taiwan - 2.8%
Acer, Inc.*	17,300	11,439
Advantech Co. Ltd.	1,525	11,644
Airtac International Group	656	8,164
ASE Technology Holding Co. Ltd.*	15,527	31,734
Asia Cement Corp.	10,572	13,328
Asustek Computer, Inc.	3,170	22,609
AU Optronics Corp.	46,038	16,978
Catcher Technology Co. Ltd.	3,107	23,623
Cathay Financial Holding Co. Ltd.	35,929	52,884
Chailease Holding Co. Ltd.	4,470	17,574
Chang Hwa Commercial Bank Ltd.	19,828	11,919
Cheng Shin Rubber Industry Co. Ltd.	9,594	13,638
Chicony Electronics Co. Ltd.	2,237	4,943
China Development Financial Holding Corp.	86,713	28,091
China Life Insurance Co. Ltd.	7,422	6,933
China Steel Corp.	58,650	48,595
Chunghwa Telecom Co. Ltd.	18,002	62,587
Compal Electronics, Inc.	22,036	13,676
CTBC Financial Holding Co. Ltd.	89,804	60,839
Delta Electronics, Inc.	9,548	47,621
E.Sun Financial Holding Co. Ltd.	50,326	36,138
Eclat Textile Co. Ltd.	1,246	14,271
Eva Airways Corp.	10,019	5,030
Far Eastern New Century Corp.	15,056	14,921
Far EasTone Telecommunications Co. Ltd.	9,250	21,670
Feng TAY Enterprise Co. Ltd.	1,944	12,222
First Financial Holding Co. Ltd.	51,358	34,710
Formosa Chemicals & Fibre Corp.	16,897	57,922
Formosa Petrochemical Corp.	6,988	26,452
Formosa Plastics Corp.	19,519	65,007
Foxconn Technology Co. Ltd.	4,226	8,664

Fubon Financial Holding Co. Ltd.	27,637	40,859
Giant Manufacturing Co. Ltd.	1,876	10,332
Globalwafers Co. Ltd.	879	9,568
Hiwin Technologies Corp.	1,263	11,367
Hon Hai Precision Industry Co. Ltd.	59,523	140,605
Hotai Motor Co. Ltd.	1,894	20,585
Hua Nan Financial Holdings Co. Ltd.	43,866	26,938
Innolux Corp.	46,230	15,397
Inventec Corp.	13,870	10,726
Largan Precision Co. Ltd.	460	65,167
Lite-On Technology Corp.	9,228	13,358
MediaTek, Inc.	6,587	59,927
Mega Financial Holding Co. Ltd.	53,838	47,669
Nan Ya Plastics Corp.	23,301	58,221
Nanya Technology Corp.	5,033	10,172
Nien Made Enterprise Co. Ltd.	661	5,745
Novatek Microelectronics Corp.	2,585	14,363
Pegatron Corp.	10,138	17,393
Phison Electronics Corp.	756	6,878
Pou Chen Corp.	11,351	14,310
Powertech Technology, Inc.	1,605	3,734
President Chain Store Corp.	2,564	26,534
Quanta Computer, Inc.	12,507	23,245
Realtek Semiconductor Corp.	1,613	9,329
Ruentex Development Co. Ltd.	2,518	3,968
Shin Kong Financial Holding Co. Ltd.	37,374	11,209
SinoPac Financial Holdings Co. Ltd.	52,678	18,400
Standard Foods Corp.	2,737	4,687
Synnex Technology International Corp.	7,783	9,483
TaiMed Biologics, Inc.*	589	3,474
Taishin Financial Holding Co. Ltd.	45,707	20,717
Taiwan Business Bank	18,691	6,893
Taiwan Cement Corp.	22,760	28,398
Taiwan Cooperative Financial Holding Co. Ltd.	51,393	31,895
Taiwan High Speed Rail Corp.	17,017	18,246
Taiwan Mobile Co. Ltd.	7,622	27,242
Taiwan Semiconductor Manufacturing Co. Ltd.	116,255	902,797
Tatung Co. Ltd.*	8,754	7,623
Uni-President Enterprises Corp.	25,814	62,907
United Microelectronics Corp.	69,578	25,886
Vanguard International Semiconductor Corp.	4,827	10,869
Walsin Technology Corp.	1,561	9,180
Win Semiconductors Corp.	1,342	7,631
Winbond Electronics Corp.	12,821	6,395
Wistron Corp.	8,893	6,169
WPG Holdings Ltd.	10,759	13,913
Yageo Corp.	1,213	13,637
Yuanta Financial Holding Co. Ltd.	59,383	33,670
Zhen Ding Technology Holding Ltd.	2,151	6,248

		2,759,785

Thailand - 0.6%
Advanced Info Service PCL, NVDR	4,200	24,257
Airports of Thailand PCL, NVDR	24,700	52,908
Bangkok Dusit Medical Services PCL, NVDR	19,200	14,379
Bangkok Expressway & Metro PCL, NVDR	51,600	17,357
Berli Jucker PCL, NVDR	5,800	9,111
Central Pattana PCL, NVDR	9,400	22,521
Charoen Pokphand Foods PCL, NVDR	11,900	9,913
CP ALL PCL, NVDR	23,300	57,488
Electricity Generating PCL, NVDR	1,600	13,557
Home Product Center PCL, NVDR	24,000	11,424
Indorama Ventures PCL, NVDR	14,300	23,370
IRPC PCL, NVDR	108,002	20,221
Kasikornbank PCL, NVDR	9,700	60,793
Krung Thai Bank PCL, NVDR	20,800	12,739
Land & Houses PCL, NVDR	14,200	4,731
PTT Exploration & Production PCL, NVDR	6,900	27,261
PTT Global Chemical PCL, NVDR	14,400	32,901
PTT PCL, NVDR	55,600	85,572
Robinson PCL, NVDR	700	1,433
Siam Cement PCL	700	10,529
Siam Cement PCL, NVDR	1,000	15,042
Siam Commercial Bank PCL, NVDR	8,500	36,144
Thai Oil PCL, NVDR	8,500	19,488
True Corp. PCL, NVDR	20,700	3,547

		586,686

Turkey - 0.2%
Akbank T.A.S.	13,374	17,212
Anadolu Efes Biracilik Ve Malt Sanayii AS	659	2,476
Arcelik AS	1,369	5,339
Aselsan Elektronik Sanayi Ve Ticaret AS	954	4,382
BIM Birlesik Magazalar AS	990	15,893
Eregli Demir ve Celik Fabrikalari TAS	6,773	11,825
Ford Otomotiv Sanayi AS	232	2,410
Haci Omer Sabanci Holding AS	5,903	10,096
KOC Holding AS	4,017	14,027
Petkim Petrokimya Holding AS	3,550	3,664
TAV Havalimanlari Holding AS	1,486	7,744

Tupras Turkiye Petrol Rafinerileri AS	817	21,962
Turk Hava Yollari AO*	2,513	6,657
Turkcell Iletisim Hizmetleri AS	4,654	12,467
Turkiye Garanti Bankasi AS	11,093	18,536
Turkiye Halk Bankasi AS	4,581	6,565
Turkiye Is Bankasi AS, Class C	8,169	8,891
Turkiye Sise ve Cam Fabrikalari AS	8,113	10,243

		180,389

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	10,544	27,357
Aldar Properties PJSC	32,065	15,539
DAMAC Properties Dubai Co. PJSC	8,226	3,091
DP World Ltd.	840	13,448
Dubai Islamic Bank PJSC	2,155	3,063
Emaar Properties PJSC	14,089	18,796
Emirates Telecommunications Group Co. PJSC	8,325	38,259
First Abu Dhabi Bank PJSC	13,181	54,547
NMC Health PLC	456	16,354

		190,454

United Kingdom - 9.9%
3i Group PLC	4,584	57,504
Admiral Group PLC	749	21,677
Anglo American PLC	5,097	135,445
Ashtead Group PLC	2,371	62,990
Associated British Foods PLC	1,692	50,337
AstraZeneca PLC	6,037	491,560
Auto Trader Group PLC, 144A	4,410	27,825
Aviva PLC	17,826	100,059
Babcock International Group PLC	1,227	8,804
BAE Systems PLC	15,453	95,512
Barclays PLC	82,799	180,281
Barratt Developments PLC	4,919	39,081
Berkeley Group Holdings PLC	606	31,749
BP PLC	94,674	671,050
British American Tobacco PLC	10,864	397,484
British Land Co. PLC REIT	4,565	36,583
BT Group PLC	40,808	116,208
Bunzl PLC	1,642	51,681
Burberry Group PLC	2,009	50,348
Centrica PLC	27,301	45,082
CNH Industrial NV	4,584	49,659
Coca-Cola European Partners PLC	1,000	47,140
Compass Group PLC	7,663	169,227
ConvaTec Group PLC, 144A	6,599	11,610
Croda International PLC	598	38,159
Diageo PLC	11,909	460,201
Direct Line Insurance Group PLC	7,127	33,718
easyJet PLC	958	15,597
Experian PLC	4,503	117,271
Fiat Chrysler Automobiles NV*	5,252	77,553
G4S PLC	7,385	20,560
GlaxoSmithKline PLC	23,653	469,766
Hammerson PLC REIT	3,538	17,912
Hargreaves Lansdown PLC	1,365	31,538
HSBC Holdings PLC	94,661	769,517
Imperial Brands PLC	4,565	152,005
Informa PLC	5,357	50,106
InterContinental Hotels Group PLC	854	51,079
Intertek Group PLC	737	49,717
ITV PLC	17,830	31,004
J Sainsbury PLC	8,365	25,407
John Wood Group PLC	3,076	21,232
Johnson Matthey PLC	877	35,978
Kingfisher PLC	11,019	35,383
Land Securities Group PLC REIT	3,369	40,198
Legal & General Group PLC	25,974	96,668
Lloyds Banking Group PLC	342,179	288,375
London Stock Exchange Group PLC	1,461	87,336
Marks & Spencer Group PLC	7,444	26,954
Meggitt PLC	3,916	28,006
Melrose Industries PLC	21,155	48,794
Merlin Entertainments PLC, 144A	2,903	13,923
Micro Focus International PLC	2,109	52,351
Mondi Ltd.	605	14,218
Mondi PLC	1,895	43,445
National Grid PLC	16,439	184,875
Next PLC	687	46,362
Pearson PLC	3,911	43,885
Persimmon PLC	1,479	47,727
Prudential PLC	12,246	258,255
Reckitt Benckiser Group PLC	3,092	236,509
RELX PLC	9,298	213,227
Rio Tinto Ltd.	1,844	125,781
Rio Tinto PLC	5,637	324,186
Rolls-Royce Holdings PLC*	7,940	100,573
Royal Bank of Scotland Group PLC	21,563	75,990
Royal Mail PLC	3,470	13,016
RSA Insurance Group PLC	4,649	31,509
Sage Group PLC	5,134	45,011
Schroders PLC	567	20,568
Segro PLC REIT	5,872	51,481
Severn Trent PLC	1,242	33,259
Smith & Nephew PLC	4,177	79,584
Smiths Group PLC	2,007	38,080
SSE PLC	5,501	86,716
St James’s Place PLC	2,634	33,972

Standard Chartered PLC	13,590	108,439
Standard Life Aberdeen PLC	13,338	43,652
Taylor Wimpey PLC	15,641	37,632
Tesco PLC	47,372	142,000
Unilever NV	7,162	387,484
Unilever PLC	5,472	290,892
United Utilities Group PLC	3,253	36,251
Vodafone Group PLC	129,267	230,227
Weir Group PLC	1,192	25,928
Whitbread PLC	883	56,837
Wm Morrison Supermarkets PLC	9,836	30,019
WPP PLC	5,716	62,607

		9,735,401

United States(e) - 0.1%
Bausch Health Cos., Inc.*	1,521	36,131
Carnival PLC	897	50,159
Nexteer Automotive Group Ltd.	3,981	5,670

		91,960

TOTAL COMMON STOCKS (Cost $91,333,432)		93,032,110

PREFERRED STOCKS - 1.3%
Brazil - 0.7%
Banco Bradesco SA	16,841	194,004
Braskem SA, Class A	896	12,977
Cia Brasileira de Distribuicao	602	14,923
Cia Energetica de Minas Gerais	4,107	15,745
Gerdau SA	4,941	19,916
Itau Unibanco Holding SA	23,447	219,916
Itausa - Investimentos Itau SA	20,842	68,638
Lojas Americanas SA	2,823	14,964
Petroleo Brasileiro SA	19,078	137,441
Telefonica Brasil SA	1,890	23,544

		722,068

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	457	18,989

Colombia - 0.0%
Bancolombia SA	2,635	31,741
Grupo Aval Acciones y Valores SA	18,630	7,104
Grupo de Inversiones Suramericana SA	15	161

		39,006

Germany - 0.4%
Bayerische Motoren Werke AG	177	13,066
FUCHS PETROLUB SE	370	16,540
Henkel AG & Co. KGaA	809	80,830
Porsche Automobil Holding SE	753	50,208
Sartorius AG	159	25,211
Volkswagen AG	949	162,887

		348,742

Russia - 0.0%
Surgutneftegas PJSC	34,136	20,801
Transneft PJSC	3	7,763

		28,564

South Korea - 0.2%
Amorepacific Corp.	58	5,750
CJ Corp.*(d)	13	87
Hyundai Motor Co.	118	7,732
Hyundai Motor Co. - 2nd Preferred	146	10,437
LG Chem Ltd.	27	5,282
Samsung Electronics Co. Ltd.	4,138	132,451

		161,739

TOTAL PREFERRED STOCKS (Cost $990,388)		1,319,108

RIGHTS - 0.0%
Taiwan - 0.0%
CTBC Financial Holding Co. Ltd.*, expires 04/01/19 (Cost $0)	603	0

SECURITIES LENDING COLLATERAL - 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(f)(g)
(Cost $2,036,720)	2,036,720	2,036,720

CASH EQUIVALENTS - 4.4%
DWS ESG Liquidity Fund “Capital Shares”, 2.63%(f)	3,526,136	3,526,841
DWS Government Money Market Series “Institutional Shares”, 2.38%(f)	849,175	849,175

TOTAL CASH EQUIVALENTS (Cost $4,375,311)		4,376,016

TOTAL INVESTMENTS - 102.0% (Cost $98,735,851)		$100,763,954
Other assets and liabilities, net - (2.0%)		(1,946,331)

NET ASSETS - 100.0%		$98,817,623

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCK — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
123,481	34,336	(52,590)	(39,927)	22,886	—	—	9,500	88,186
SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(f)(g)
3,240,329	—	(1,203,609)(h)	—	—	13,201	—	2,036,720	2,036,720
CASH EQUIVALENTS — 4.4%
DWS ESG Liquidity Fund “Capital Shares”, 2.63%(f)
—	3,526,136	—	—	705	19,924	—	3,526,136	3,526,841
DWS ESG Liquidity Fund “Institutional Shares”, 2.63% (f)
—	3,504,188	(3,504,188)	—	—	6,212	—	—	—
DWS Government Money Market Series “Institutional Shares”, 2.38%(f)
—	16,092,773	(15,243,598)	—	—	20,120	—	849,175	849,175

3,363,810	23,157,433	(20,003,985)	(39,927)	23,591	59,457	—	6,421,531	6,500,922

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $3,588,595, which is 3.6% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,797,851.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$20,977,711	22.2%
Industrials	11,242,957	11.9
Consumer Discretionary	10,645,504	11.3
Consumer Staples	9,011,732	9.5
Health Care	7,886,653	8.4
Information Technology	7,577,246	8.0
Materials	7,229,048	7.7
Energy	6,864,606	7.3
Communication Services	6,673,762	7.1
Real Estate	3,157,407	3.3
Utilities	3,084,592	3.3

Total	$94,351,218	100.0%

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(i)
MINI S&P/TSX 60 Futures	CAD	5	$163,173	$180,934	3/14/2019	$14,659
MSCI EAFE Futures	USD	17	1,476,358	1,588,650	3/15/2019	112,292
MSCI Emerging Markets Index Futures	USD	8	389,145	418,680	3/15/2019	29,535
SGX NIFTY 50 Futures	USD	96	2,087,303	2,087,040	3/28/2019	(263)

Total net unrealized appreciation						$156,223

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
Goldman Sachs & Co.	3/5/2019	AED	520,700	USD	141,745	$—	$(18)
JP Morgan & Chase Co.	3/5/2019	AUD	5,066,000	USD	3,695,277	101,388	—
RBC Capital Markets	3/5/2019	AUD	1,186,300	USD	865,349	23,772	—
Goldman Sachs & Co.	3/5/2019	CAD	5,837,100	USD	4,447,873	11,656	—
JP Morgan & Chase Co.	3/5/2019	CAD	592,000	USD	451,104	1,182	—
JP Morgan & Chase Co.	3/5/2019	CAD	873,000	USD	665,212	1,729	—
RBC Capital Markets	3/5/2019	CAD	1,539,300	USD	1,172,854	2,980	—
Goldman Sachs & Co.	3/5/2019	CHF	4,470,900	USD	4,518,891	37,072	—
JP Morgan & Chase Co.	3/5/2019	CHF	549,600	USD	555,434	4,492	—
RBC Capital Markets	3/5/2019	CHF	273,000	USD	275,924	2,258	—
RBC Capital Markets	3/5/2019	CHF	324,100	USD	327,541	2,649	—
Goldman Sachs & Co.	3/5/2019	CLP	159,063,400	USD	243,481	947	—
JP Morgan & Chase Co.	3/5/2019	CLP	13,480,400	USD	20,637	83	—
JP Morgan & Chase Co.	3/5/2019	CNH	410,400	USD	61,208	—	(37)
Goldman Sachs & Co.	3/5/2019	COP	332,003,700	USD	106,755	—	(959)
JP Morgan & Chase Co.	3/5/2019	COP	23,380,500	USD	7,518	—	(67)
Goldman Sachs & Co.	3/5/2019	CZK	1,161,500	USD	51,790	236	—
Goldman Sachs & Co.	3/5/2019	DKK	6,783,300	USD	1,045,225	10,601	—
JP Morgan & Chase Co.	3/5/2019	DKK	521,000	USD	80,277	811	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
Goldman Sachs & Co.	3/5/2019	EGP	632,000	USD	35,406	$—	$(638)
Goldman Sachs & Co.	3/5/2019	EUR	3,676,800	USD	4,229,173	45,171	—
JP Morgan & Chase Co.	3/5/2019	EUR	11,752,000	USD	13,516,340	143,191	—
RBC Capital Markets	3/5/2019	EUR	1,248,600	USD	1,436,052	15,212	—
RBC Capital Markets	3/5/2019	EUR	1,039,000	USD	1,195,081	12,754	—
Goldman Sachs & Co.	3/5/2019	GBP	1,247,800	USD	1,643,864	—	(11,596)
JP Morgan & Chase Co.	3/5/2019	GBP	6,473,200	USD	8,527,146	—	(60,869)
RBC Capital Markets	3/5/2019	GBP	618,000	USD	814,088	—	(5,814)
Goldman Sachs & Co.	3/5/2019	HKD	20,169,900	USD	2,574,432	4,477	—
JP Morgan & Chase Co.	3/5/2019	HKD	4,836,000	USD	617,077	896	—
JP Morgan & Chase Co.	3/5/2019	HKD	39,400,700	USD	5,026,754	6,500	—
Goldman Sachs & Co.	3/5/2019	HUF	5,831,900	USD	21,211	195	—
JP Morgan & Chase Co.	3/5/2019	HUF	16,042,500	USD	58,342	528	—
Goldman Sachs & Co.	3/5/2019	IDR	1,679,087,700	USD	120,063	764	—
JP Morgan & Chase Co.	3/5/2019	IDR	5,661,765,900	USD	403,432	1,164	—
Goldman Sachs & Co.	3/5/2019	ILS	708,300	USD	195,326	—	(163)
Goldman Sachs & Co.	3/5/2019	JPY	224,243,700	USD	2,065,095	52,476	—
JP Morgan & Chase Co.	3/5/2019	JPY	228,960,800	USD	2,108,363	53,407	—
RBC Capital Markets	3/5/2019	JPY	74,995,000	USD	690,635	17,544	—
RBC Capital Markets	3/5/2019	JPY	138,735,500	USD	1,277,521	32,351	—
The Bank of New York Mellon	3/5/2019	JPY	1,050,482,300	USD	9,673,974	245,746	—
Goldman Sachs & Co.	3/5/2019	MXN	2,305,000	USD	120,629	1,180	—
JP Morgan & Chase Co.	3/5/2019	MXN	968,700	USD	50,690	491	—
The Bank of New York Mellon	3/5/2019	MXN	9,408,000	USD	492,259	4,721	—
Goldman Sachs & Co.	3/5/2019	MYR	2,370,900	USD	580,392	—	(2,581)
Goldman Sachs & Co.	3/5/2019	NOK	1,882,200	USD	223,752	3,731	—
JP Morgan & Chase Co.	3/5/2019	NOK	276,700	USD	32,893	548	—
The Bank of New York Mellon	3/5/2019	NOK	2,007,700	USD	238,667	3,976	—
Goldman Sachs & Co.	3/5/2019	NZD	256,100	USD	177,751	3,329	—
JP Morgan & Chase Co.	3/5/2019	NZD	13,300	USD	9,231	173	—
Goldman Sachs & Co.	3/5/2019	PHP	13,280,600	USD	253,786	—	(2,890)
JP Morgan & Chase Co.	3/5/2019	PHP	561,200	USD	10,741	—	(105)
Goldman Sachs & Co.	3/5/2019	PLN	29,500	USD	7,951	154	—
JP Morgan & Chase Co.	3/5/2019	PLN	54,900	USD	14,796	285	—
The Bank of Nova Scotia	3/5/2019	PLN	1,270,000	USD	342,249	6,563	—
Goldman Sachs & Co.	3/5/2019	QAR	858,700	USD	235,003	—	(828)
Goldman Sachs & Co.	3/5/2019	RUB	50,361,400	USD	765,747	2,431	—
JP Morgan & Chase Co.	3/5/2019	RUB	10,926,000	USD	166,110	508	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
JP Morgan & Chase Co.	3/5/2019	SEK	659,200	USD	73,027	$1,625	$—
JP Morgan & Chase Co.	3/5/2019	SEK	1,039,000	USD	115,100	2,559	—
The Bank of Nova Scotia	3/5/2019	SEK	14,088,900	USD	1,560,753	34,691	—
Goldman Sachs & Co.	3/5/2019	SGD	212,300	USD	157,967	927	—
JP Morgan & Chase Co.	3/5/2019	SGD	1,005,900	USD	748,421	4,350	—
Goldman Sachs & Co.	3/5/2019	THB	17,851,900	USD	571,718	5,156	—
JP Morgan & Chase Co.	3/5/2019	TRY	911,400	USD	172,898	2,668	—
Goldman Sachs & Co.	3/5/2019	USD	141,764	AED	520,700	—	(1)
JP Morgan & Chase Co.	3/5/2019	USD	3,604,307	AUD	5,066,000	—	(10,418)
RBC Capital Markets	3/5/2019	USD	843,993	AUD	1,186,300	—	(2,416)
Goldman Sachs & Co.	3/5/2019	USD	110,470	CAD	145,000	—	(270)
Goldman Sachs & Co.	3/5/2019	USD	4,322,400	CAD	5,692,100	3,616	—
JP Morgan & Chase Co.	3/5/2019	USD	1,112,478	CAD	1,465,000	927	—
RBC Capital Markets	3/5/2019	USD	1,168,793	CAD	1,539,300	1,081	—
Goldman Sachs & Co.	3/5/2019	USD	4,488,378	CHF	4,470,900	—	(6,559)
JP Morgan & Chase Co.	3/5/2019	USD	551,747	CHF	549,600	—	(805)
RBC Capital Markets	3/5/2019	USD	599,378	CHF	597,100	—	(820)
Goldman Sachs & Co.	3/5/2019	USD	242,932	CLP	159,063,400	—	(399)
JP Morgan & Chase Co.	3/5/2019	USD	20,586	CLP	13,480,400	—	(32)
JP Morgan & Chase Co.	3/5/2019	USD	61,298	CNH	410,400	—	(53)
Goldman Sachs & Co.	3/5/2019	USD	107,819	COP	332,003,700	—	(104)
JP Morgan & Chase Co.	3/5/2019	USD	7,591	COP	23,380,500	—	(5)
Goldman Sachs & Co.	3/5/2019	USD	51,631	CZK	1,161,500	—	(78)
Goldman Sachs & Co.	3/5/2019	USD	1,035,349	DKK	6,783,300	—	(725)
JP Morgan & Chase Co.	3/5/2019	USD	79,521	DKK	521,000	—	(55)
Goldman Sachs & Co.	3/5/2019	USD	36,011	EGP	632,000	32	—
Goldman Sachs & Co.	3/5/2019	USD	4,187,122	EUR	3,676,800	—	(3,120)
JP Morgan & Chase Co.	3/5/2019	USD	89,331	EUR	78,000	—	(571)
JP Morgan & Chase Co.	3/5/2019	USD	13,294,269	EUR	11,674,000	—	(9,880)
RBC Capital Markets	3/5/2019	USD	2,604,890	EUR	2,287,600	—	(1,723)
Goldman Sachs & Co.	3/5/2019	USD	1,659,785	GBP	1,247,800	—	(4,325)
JP Morgan & Chase Co.	3/5/2019	USD	8,610,444	GBP	6,473,200	—	(22,428)
RBC Capital Markets	3/5/2019	USD	822,002	GBP	618,000	—	(2,099)
Goldman Sachs & Co.	3/5/2019	USD	2,569,596	HKD	20,169,900	359	—
JP Morgan & Chase Co.	3/5/2019	USD	5,635,659	HKD	44,236,700	775	—
Goldman Sachs & Co.	3/5/2019	USD	21,027	HUF	5,831,900	—	(10)
JP Morgan & Chase Co.	3/5/2019	USD	57,837	HUF	16,042,500	—	(23)
Goldman Sachs & Co.	3/5/2019	USD	119,338	IDR	1,679,087,700	—	(39)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
JP Morgan & Chase Co.	3/5/2019	USD	402,114	IDR	5,661,765,900	$154	$—
Goldman Sachs & Co.	3/5/2019	USD	195,504	ILS	708,300	—	(16)
Goldman Sachs & Co.	3/5/2019	USD	2,014,558	JPY	224,243,700	—	(1,939)
JP Morgan & Chase Co.	3/5/2019	USD	2,056,932	JPY	228,960,800	—	(1,976)
RBC Capital Markets	3/5/2019	USD	1,919,965	JPY	213,730,500	—	(1,703)
The Bank of New York Mellon	3/5/2019	USD	9,437,320	JPY	1,050,482,300	—	(9,093)
Goldman Sachs & Co.	3/5/2019	USD	119,600	MXN	2,305,000	—	(151)
JP Morgan & Chase Co.	3/5/2019	USD	50,263	MXN	968,700	—	(64)
The Bank of New York Mellon	3/5/2019	USD	488,155	MXN	9,408,000	—	(617)
Goldman Sachs & Co.	3/5/2019	USD	583,104	MYR	2,370,900	—	(131)
Goldman Sachs & Co.	3/5/2019	USD	220,243	NOK	1,882,200	—	(223)
JP Morgan & Chase Co.	3/5/2019	USD	32,378	NOK	276,700	—	(33)
The Bank of New York Mellon	3/5/2019	USD	234,929	NOK	2,007,700	—	(238)
Goldman Sachs & Co.	3/5/2019	USD	174,537	NZD	256,100	—	(115)
JP Morgan & Chase Co.	3/5/2019	USD	9,064	NZD	13,300	—	(6)
Goldman Sachs & Co.	3/5/2019	USD	256,779	PHP	13,280,600	—	(103)
JP Morgan & Chase Co.	3/5/2019	USD	10,856	PHP	561,200	—	(10)
Goldman Sachs & Co.	3/5/2019	USD	7,808	PLN	29,500	—	(10)
JP Morgan & Chase Co.	3/5/2019	USD	14,530	PLN	54,900	—	(19)
The Bank of Nova Scotia	3/5/2019	USD	336,112	PLN	1,270,000	—	(426)
Goldman Sachs & Co.	3/5/2019	USD	234,938	QAR	858,700	892	—
Goldman Sachs & Co.	3/5/2019	USD	763,815	RUB	50,361,400	—	(499)
JP Morgan & Chase Co.	3/5/2019	USD	165,734	RUB	10,926,000	—	(132)
JP Morgan & Chase Co.	3/5/2019	USD	183,987	SEK	1,698,200	—	(44)
The Bank of Nova Scotia	3/5/2019	USD	1,526,309	SEK	14,088,900	—	(247)
Goldman Sachs & Co.	3/5/2019	USD	157,122	SGD	212,300	—	(82)
JP Morgan & Chase Co.	3/5/2019	USD	744,459	SGD	1,005,900	—	(388)
Goldman Sachs & Co.	3/5/2019	USD	565,381	THB	17,851,900	1,181	—
JP Morgan & Chase Co.	3/5/2019	USD	170,468	TRY	911,400	—	(238)
Goldman Sachs & Co.	3/5/2019	USD	1,328,755	ZAR	18,684,400	—	(3,838)
JP Morgan & Chase Co.	3/5/2019	USD	206,450	ZAR	2,903,000	—	(597)
Goldman Sachs & Co.	3/5/2019	ZAR	18,684,400	USD	1,403,375	78,458	—
JP Morgan & Chase Co.	3/5/2019	ZAR	1,458,000	USD	109,502	6,115	—
JP Morgan & Chase Co.	3/5/2019	ZAR	1,445,000	USD	108,527	6,062	—
Goldman Sachs & Co.	3/6/2019	INR	8,896,700	USD	124,691	—	(290)
JP Morgan & Chase Co.	3/6/2019	INR	224,500	USD	3,144	—	(10)
Goldman Sachs & Co.	3/6/2019	KRW	813,672,200	USD	731,720	8,134	—
Goldman Sachs & Co.	3/6/2019	KRW	356,796,000	USD	320,692	3,399	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
JP Morgan & Chase Co.	3/6/2019	KRW	2,863,684,000	USD	2,573,959	$27,331	$—
Goldman Sachs & Co.	3/6/2019	TWD	80,622,700	USD	2,631,289	10,476	—
JP Morgan & Chase Co.	3/6/2019	TWD	2,576,600	USD	84,035	277	—
Goldman Sachs & Co.	3/6/2019	USD	125,129	INR	8,896,700	—	(149)
JP Morgan & Chase Co.	3/6/2019	USD	3,156	INR	224,500	—	(2)
Goldman Sachs & Co.	3/6/2019	USD	1,041,342	KRW	1,170,468,200	—	(463)
JP Morgan & Chase Co.	3/6/2019	USD	2,549,735	KRW	2,863,684,000	—	(3,107)
Goldman Sachs & Co.	3/6/2019	USD	2,617,620	TWD	80,622,700	3,193	—
JP Morgan & Chase Co.	3/6/2019	USD	83,669	TWD	2,576,600	88	—
Goldman Sachs & Co.	3/7/2019	BRL	5,539,600	USD	1,517,532	43,497	—
JP Morgan & Chase Co.	3/7/2019	BRL	1,412,900	USD	386,894	10,935	—
JP Morgan & Chase Co.	3/7/2019	BRL	434,000	USD	118,849	3,365	—
Goldman Sachs & Co.	3/7/2019	USD	1,476,971	BRL	5,539,600	—	(2,935)
JP Morgan & Chase Co.	3/7/2019	USD	493,019	BRL	1,846,900	—	(1,577)
JP Morgan & Chase Co.	4/3/2019	AUD	5,066,000	USD	3,605,842	10,141	—
RBC Capital Markets	4/3/2019	AUD	1,186,300	USD	844,361	2,359	—
RBC Capital Markets	4/3/2019	AUD	312,000	USD	222,077	628	—
Goldman Sachs & Co.	4/3/2019	BRL	5,539,600	USD	1,474,337	3,193	—
JP Morgan & Chase Co.	4/3/2019	BRL	1,846,900	USD	492,126	1,647	—
Goldman Sachs & Co.	4/3/2019	CAD	5,692,100	USD	4,325,468	—	(3,680)
JP Morgan & Chase Co.	4/3/2019	CAD	1,465,000	USD	1,113,277	—	(935)
RBC Capital Markets	4/3/2019	CAD	1,539,300	USD	1,169,636	—	(1,084)
RBC Capital Markets	4/3/2019	CAD	273,000	USD	207,452	—	(179)
Goldman Sachs & Co.	4/3/2019	CHF	4,470,900	USD	4,500,695	6,179	—
JP Morgan & Chase Co.	4/3/2019	CHF	549,600	USD	553,253	750	—
RBC Capital Markets	4/3/2019	CHF	246,000	USD	247,636	336	—
RBC Capital Markets	4/3/2019	CHF	597,100	USD	601,013	759	—
Goldman Sachs & Co.	4/3/2019	CLP	159,063,400	USD	242,873	372	—
JP Morgan & Chase Co.	4/3/2019	CLP	13,480,400	USD	20,583	31	—
JP Morgan & Chase Co.	4/3/2019	CNH	410,400	USD	61,299	53	—
Goldman Sachs & Co.	4/3/2019	COP	332,003,700	USD	107,663	106	—
JP Morgan & Chase Co.	4/3/2019	COP	23,380,500	USD	7,580	5	—
Goldman Sachs & Co.	4/3/2019	CZK	1,161,500	USD	51,671	76	—
Goldman Sachs & Co.	4/3/2019	DKK	6,783,300	USD	1,038,054	628	—
JP Morgan & Chase Co.	4/3/2019	DKK	521,000	USD	79,727	47	—
JP Morgan & Chase Co.	4/3/2019	DKK	430,000	USD	65,800	37	—
Goldman Sachs & Co.	4/3/2019	EGP	632,000	USD	35,626	—	(133)
Goldman Sachs & Co.	4/3/2019	EUR	3,676,800	USD	4,197,255	2,621	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
JP Morgan & Chase Co.	4/3/2019	EUR	11,674,000	USD	13,326,315	$8,171	$—
RBC Capital Markets	4/3/2019	EUR	548,000	USD	625,568	389	—
RBC Capital Markets	4/3/2019	EUR	2,287,600	USD	2,611,195	1,414	—
Goldman Sachs & Co.	4/3/2019	GBP	1,247,800	USD	1,662,282	4,243	—
JP Morgan & Chase Co.	4/3/2019	GBP	6,473,200	USD	8,623,144	21,751	—
RBC Capital Markets	4/3/2019	GBP	228,000	USD	303,725	765	—
RBC Capital Markets	4/3/2019	GBP	618,000	USD	823,220	2,040	—
Goldman Sachs & Co.	4/3/2019	HKD	20,169,900	USD	2,572,068	—	(502)
Goldman Sachs & Co.	4/3/2019	HKD	3,545,000	USD	452,054	—	(94)
JP Morgan & Chase Co.	4/3/2019	HKD	44,236,700	USD	5,640,946	—	(1,224)
Goldman Sachs & Co.	4/3/2019	HUF	5,831,900	USD	21,074	9	—
JP Morgan & Chase Co.	4/3/2019	HUF	16,042,500	USD	57,961	16	—
Goldman Sachs & Co.	4/3/2019	ILS	708,300	USD	195,871	13	—
Goldman Sachs & Co.	4/3/2019	JPY	224,243,700	USD	2,019,231	1,746	—
JP Morgan & Chase Co.	4/3/2019	JPY	67,686,000	USD	609,465	504	—
JP Morgan & Chase Co.	4/3/2019	JPY	228,960,800	USD	2,061,659	1,734	—
RBC Capital Markets	4/3/2019	JPY	213,730,500	USD	1,924,408	1,508	—
The Bank of New York Mellon	4/3/2019	JPY	1,050,482,300	USD	9,459,118	8,093	—
Goldman Sachs & Co.	4/3/2019	KRW	1,170,468,200	USD	1,041,805	37	—
JP Morgan & Chase Co.	4/3/2019	KRW	2,863,684,000	USD	2,551,325	2,521	—
Goldman Sachs & Co.	4/3/2019	MXN	2,305,000	USD	119,063	173	—
JP Morgan & Chase Co.	4/3/2019	MXN	968,700	USD	50,035	70	—
The Bank of New York Mellon	4/3/2019	MXN	9,408,000	USD	485,927	667	—
Goldman Sachs & Co.	4/3/2019	MYR	2,370,900	USD	582,531	—	(96)
Goldman Sachs & Co.	4/3/2019	NOK	1,882,200	USD	220,530	217	—
JP Morgan & Chase Co.	4/3/2019	NOK	276,700	USD	32,420	32	—
The Bank of New York Mellon	4/3/2019	NOK	2,007,700	USD	235,227	224	—
Goldman Sachs & Co.	4/3/2019	NZD	256,100	USD	174,650	119	—
JP Morgan & Chase Co.	4/3/2019	NZD	13,300	USD	9,070	6	—
Goldman Sachs & Co.	4/3/2019	PHP	13,280,600	USD	256,283	206	—
JP Morgan & Chase Co.	4/3/2019	PHP	561,200	USD	10,837	16	—
Goldman Sachs & Co.	4/3/2019	PLN	29,500	USD	7,815	10	—
JP Morgan & Chase Co.	4/3/2019	PLN	54,900	USD	14,543	18	—
The Bank of Nova Scotia	4/3/2019	PLN	1,270,000	USD	336,379	380	—
Goldman Sachs & Co.	4/3/2019	QAR	858,700	USD	234,874	—	(982)
Goldman Sachs & Co.	4/3/2019	RUB	50,361,400	USD	760,731	618	—
JP Morgan & Chase Co.	4/3/2019	RUB	10,926,000	USD	165,072	164	—
JP Morgan & Chase Co.	4/3/2019	SEK	1,698,200	USD	184,408	26	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(j)	Unrealized Depreciation(j)
The Bank of Nova Scotia	4/3/2019	SEK	14,088,900	USD	1,529,623	$—	$(79)
Goldman Sachs & Co.	4/3/2019	SGD	212,300	USD	157,213	97	—
JP Morgan & Chase Co.	4/3/2019	SGD	1,005,900	USD	744,718	286	—
Goldman Sachs & Co.	4/3/2019	THB	17,851,900	USD	565,023	—	(1,898)
JP Morgan & Chase Co.	4/3/2019	TRY	911,400	USD	167,670	319	—
Goldman Sachs & Co.	4/3/2019	TWD	80,622,700	USD	2,618,470	—	(7,817)
JP Morgan & Chase Co.	4/3/2019	TWD	3,583,000	USD	116,316	—	(400)
JP Morgan & Chase Co.	4/3/2019	TWD	2,576,600	USD	83,732	—	(201)
Goldman Sachs & Co.	4/3/2019	ZAR	18,684,400	USD	1,324,261	4,041	—
JP Morgan & Chase Co.	4/3/2019	ZAR	2,903,000	USD	205,742	619	—
Goldman Sachs & Co.	4/4/2019	AED	520,700	USD	141,753	—	(4)
Goldman Sachs & Co.	4/4/2019	IDR	1,679,087,700	USD	118,789	—	(144)
JP Morgan & Chase Co.	4/4/2019	IDR	5,661,765,900	USD	400,408	—	(626)
Goldman Sachs & Co.	4/4/2019	INR	8,896,700	USD	124,551	65	—
JP Morgan & Chase Co.	4/4/2019	INR	224,500	USD	3,141	—	—

Total unrealized appreciation (depreciation)						$1,217,940	$(205,072)

(j)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(k)	$93,031,034	$—	$1,076	$93,032,110
Preferred Stocks(k)	1,319,021	—	87	1,319,108
Rights	0	—	—	0
Short-Term Investments(k)	6,412,736	—	—	6,412,736
Derivatives(l)
Forward Foreign Currency Contracts	—	1,217,940	—	1,217,940
Futures Contracts	156,486	—	—	156,486

TOTAL	$100,919,277	$1,217,940	$1,163	$102,138,380

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(l)
Forward Foreign Currency Contracts	$—	$(205,072)	$—	$(205,072)
Futures Contracts	(263)	—	—	(263)

TOTAL	$(263)	$(205,072)	$—	$(205,335)

(k)	See Schedule of Investments for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2019, the amount of transfers between Level 3 and Level 1 was $2,974. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.4%
Australia - 0.0%
MMG Ltd.*(a)	50,223	$23,801

Brazil - 4.5%
Ambev SA	100,309	460,132
Atacadao Distribuicao Comercio e Industria Ltda	7,235	37,599
B2W Cia Digital*	3,918	50,433
B3 SA - Brasil Bolsa Balcao	45,020	393,010
Banco Bradesco SA	21,373	219,241
Banco do Brasil SA	18,661	251,387
Banco Santander Brasil SA	9,451	113,075
BB Seguridade Participacoes SA	13,741	99,871
BR Malls Participacoes SA	18,333	65,354
BRF SA*	10,815	59,227
CCR SA	27,006	102,311
Centrais Eletricas Brasileiras SA*	4,911	48,350
Cia de Saneamento Basico do Estado de Sao Paulo	7,755	81,243
Cia Siderurgica Nacional SA*	13,535	47,133
Cielo SA	30,316	87,732
Cosan SA	3,694	42,977
Embraer SA	14,077	71,507
Engie Brasil Energia SA	4,621	50,637
Equatorial Energia SA	3,447	75,370
Hypera SA	7,100	50,847
IRB Brasil Resseguros S/A	2,051	48,597
JBS SA	18,577	66,422
Klabin SA	13,627	65,448
Kroton Educacional SA	28,677	83,752
Localiza Rent a Car SA	9,771	89,876
Lojas Renner SA	15,714	181,064
M Dias Branco SA	2,319	29,005
Magazine Luiza SA	1,604	74,073
Multiplan Empreendimentos Imobiliarios SA	5,731	38,403
Natura Cosmeticos SA	3,912	50,387
Petrobras Distribuidora SA	7,124	46,372
Petroleo Brasileiro SA	64,139	509,881
Porto Seguro SA	2,560	38,194
Raia Drogasil SA	4,926	85,782
Rumo SA*	22,656	117,377
Sul America SA	4,330	35,044
Suzano Papel e Celulose SA	11,516	146,121
TIM Participacoes SA	19,242	60,551
Ultrapar Participacoes SA	7,534	107,129
Vale SA	70,779	887,529
WEG SA	17,282	84,750

		5,253,193

Chile - 0.9%
Aguas Andinas SA, Class A	59,367	34,761
Banco de Chile	581,588	92,325
Banco de Credito e Inversiones SA	960	65,639
Banco Santander Chile	1,396,116	111,336
Cencosud SA	32,497	60,502
Cia Cervecerias Unidas SA	3,332	47,123
Colbun SA	179,172	41,390
Empresa Nacional de Telecomunicaciones SA	3,418	35,961
Empresas CMPC SA	26,276	98,561
Empresas COPEC SA	8,169	110,859
Enel Americas SA	616,420	107,150
Enel Chile SA	601,026	63,060
Itau CorpBanca	3,490,273	33,049
Latam Airlines Group SA	5,609	65,171
SACI Falabella	15,883	123,514

		1,090,401

China - 27.7%
3SBio, Inc., 144A	36,045	59,602
51job, Inc., ADR*(a)	545	39,382
58.com, Inc., ADR*	1,963	143,122
AAC Technologies Holdings, Inc.	16,099	95,674
AECC Aviation Power Co. Ltd., Class A	600	2,265
Agile Group Holdings Ltd.	33,345	41,672
Agricultural Bank of China Ltd., Class A	44,400	25,234
Agricultural Bank of China Ltd., Class H	641,631	307,339
Air China Ltd., Class A	1,000	1,478
Air China Ltd., Class H	42,215	45,604
Aisino Corp., Class A	500	2,125
Alibaba Group Holding Ltd., ADR*(a)	28,191	5,159,799
Aluminum Corp. of China Ltd., Class H*	91,198	37,410
Angang Steel Co. Ltd., Class A	1,000	848
Angang Steel Co. Ltd., Class H (a)	21,339	15,876
Anhui Conch Cement Co. Ltd., Class A	1,000	5,302
Anhui Conch Cement Co. Ltd., Class H	26,501	151,584
ANTA Sports Products Ltd.	22,754	133,340
Anxin Trust Co. Ltd., Class A	1,400	1,581
Autohome, Inc., ADR*(a)	1,261	118,597
AVIC Aircraft Co. Ltd., Class A	700	1,698
Avic Capital Co. Ltd., Class A	2,300	2,002
AviChina Industry & Technology Co. Ltd., Class H	44,827	31,808

BAIC Motor Corp. Ltd., Class H, 144A	36,421	23,152
Baidu, Inc., ADR*	6,058	984,667
Bank of Beijing Co. Ltd., Class A	3,900	3,745
Bank of China Ltd., Class A	37,100	21,307
Bank of China Ltd., Class H	1,716,862	800,499
Bank of Communications Co. Ltd., Class A	25,500	24,408
Bank of Communications Co. Ltd., Class H	192,116	161,285
Bank of Guiyang Co. Ltd., Class A	600	1,164
Bank of Hangzhou Co. Ltd., Class A	1,260	1,660
Bank of Jiangsu Co. Ltd., Class A	2,879	3,057
Bank of Nanjing Co. Ltd., Class A	2,100	2,337
Bank of Ningbo Co. Ltd., Class A	1,300	3,753
Bank of Shanghai Co. Ltd., Class A	2,800	5,151
Baoshan Iron & Steel Co. Ltd., Class A	3,600	4,038
Baozun, Inc., ADR*(a)	1,005	37,637
BBMG Corp., Class A	2,100	1,263
BBMG Corp., Class H	47,083	17,274
Beijing Capital Co. Ltd., Class A	1,102	659
Beijing Capital International Airport Co. Ltd., Class H	34,742	34,743
Beijing Dabeinong Technology Group Co. Ltd., Class A	1,100	647
Beijing Shiji Information Technology Co. Ltd., Class A	200	959
Beijing Tongrentang Co. Ltd., Class A	300	1,312
BOE Technology Group Co. Ltd., Class A	35,400	21,549
BYD Co. Ltd., Class A	500	4,076
BYD Co. Ltd., Class H (a)	13,702	87,626
BYD Electronic International Co. Ltd.	14,040	17,957
CAR, Inc.*	15,701	13,801
CGN Power Co. Ltd., Class H, 144A	245,217	64,664
Changjiang Securities Co. Ltd., Class A	1,400	1,472
China Cinda Asset Management Co. Ltd., Class H	203,887	59,220
China CITIC Bank Corp. Ltd., Class A	1,400	1,371
China CITIC Bank Corp. Ltd., Class H	196,947	127,957
China Coal Energy Co. Ltd., Class H	40,172	17,451
China Communications Construction Co. Ltd., Class A	700	1,293
China Communications Construction Co. Ltd., Class H	98,125	105,753
China Communications Services Corp. Ltd., Class H	57,151	57,444
China Conch Venture Holdings Ltd.	35,381	118,091
China Construction Bank Corp., Class A	2,400	2,577
China Construction Bank Corp., Class H	2,088,071	1,856,713
China Eastern Airlines Corp. Ltd., Class A	2,000	1,747
China Eastern Airlines Corp. Ltd., Class H	27,620	17,628
China Everbright Bank Co. Ltd., Class A	36,300	22,965
China Everbright Bank Co. Ltd., Class H	15,315	7,336
China Evergrande Group (a)	56,901	175,783
China Film Co. Ltd., Class A	500	1,178
China Fortune Land Development Co. Ltd., Class A	700	3,310
China Galaxy Securities Co. Ltd., Class H	77,445	52,684
China Gezhouba Group Co. Ltd., Class A	1,200	1,272
China Grand Automotive Services Co. Ltd., Class A	1,400	1,032
China Hongqiao Group Ltd.	44,958	30,068
China Huarong Asset Management Co. Ltd., Class H, 144A	211,064	48,398
China International Capital Corp. Ltd., Class H, 144A(a)	21,839	50,746
China International Marine Containers Group Co. Ltd., Class A	300	594
China International Travel Service Corp. Ltd., Class A	500	4,771
China Life Insurance Co. Ltd., Class A	700	2,971
China Life Insurance Co. Ltd., Class H	165,046	454,154
China Literature Ltd., 144A*(a)	3,640	17,366
China Longyuan Power Group Corp. Ltd., Class H	73,349	54,757
China Medical System Holdings Ltd.	28,746	30,248
China Merchants Bank Co. Ltd., Class A	9,263	43,972
China Merchants Bank Co. Ltd., Class H	85,676	392,922
China Merchants Securities Co. Ltd., Class A	1,400	3,675
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,700	5,390

China Minsheng Banking Corp. Ltd., Class A	26,100	25,490
China Minsheng Banking Corp. Ltd., Class H	145,565	112,376
China Molybdenum Co. Ltd., Class A	1,800	1,281
China Molybdenum Co. Ltd., Class H	79,114	37,895
China National Building Material Co. Ltd., Class H	84,536	67,308
China National Chemical Engineering Co. Ltd., Class A	1,200	1,102
China National Nuclear Power Co. Ltd., Class A	3,300	2,956
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	900	1,435
China Oilfield Services Ltd., Class H	32,697	32,365
China Oriental Group Co. Ltd.	24,097	16,147
China Pacific Insurance Group Co. Ltd., Class A	1,600	8,141
China Pacific Insurance Group Co. Ltd., Class H	57,171	215,217
China Petroleum & Chemical Corp., Class A	4,100	3,685
China Petroleum & Chemical Corp., Class H	554,095	478,584
China Railway Construction Corp. Ltd., Class A	2,900	4,945
China Railway Construction Corp. Ltd., Class H	45,585	65,621
China Railway Group Ltd., Class H	92,432	91,611
China Railway Signal & Communication Corp. Ltd., Class H, 144A	31,381	25,985
China Reinsurance Group Corp., Class H	128,713	29,679
China Resources Pharmaceutical Group Ltd., 144A	36,353	48,719
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	752
China Shenhua Energy Co. Ltd., Class H	74,903	184,735
China Shipbuilding Industry Group Power Co. Ltd., Class A	400	1,496
China South Publishing & Media Group Co. Ltd., Class A	500	1,011
China Southern Airlines Co. Ltd., Class A	1,800	2,248
China Southern Airlines Co. Ltd., Class H	42,002	34,298
China Spacesat Co. Ltd., Class A	300	1,005
China State Construction Engineering Corp. Ltd., Class A	26,940	24,780
China Telecom Corp. Ltd., Class H	310,285	167,994
China Tower Corp. Ltd., Class H, 144A*	861,036	204,023
China United Network Communications Ltd., Class A	25,796	24,808
China Vanke Co. Ltd., Class A	5,500	23,024
China Vanke Co. Ltd., Class H	25,313	96,096
China Yangtze Power Co. Ltd., Class A	9,400	22,916
China Zhongwang Holdings Ltd.	32,140	17,033
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	630
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,276
Chongqing Rural Commercial Bank Co. Ltd., Class H	59,170	37,011
CIFI Holdings Group Co. Ltd.	71,562	46,676
CITIC Guoan Information Industry Co. Ltd., Class A	1,000	690
CITIC Securities Co. Ltd., Class A	2,500	8,791
CITIC Securities Co. Ltd., Class H	47,147	114,238
CNOOC Ltd.	384,425	663,093
COSCO SHIPPING Development Co. Ltd., Class A*	2,000	894
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	22,583	13,291
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,424
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	53,363	23,249
Country Garden Holdings Co. Ltd.	164,583	216,795
Country Garden Services Holdings Co. Ltd.*	28,753	47,325
CRRC Corp. Ltd., Class A	3,700	5,235
CRRC Corp. Ltd., Class H	95,985	100,757
CSPC Pharmaceutical Group Ltd.	97,744	166,855
Ctrip.com International Ltd., ADR*	9,299	317,375
Dali Foods Group Co. Ltd., 144A	41,740	28,448
Daqin Railway Co. Ltd., Class A	3,700	4,942
Datang International Power Generation Co. Ltd., Class H	56,503	15,692
DHC Software Co. Ltd., Class A	800	979
Dong-E-E-Jiao Co. Ltd., Class A	200	1,368
Dongfeng Motor Group Co. Ltd., Class H	62,716	66,713
Dongxing Securities Co. Ltd., Class A	600	1,178
ENN Energy Holdings Ltd.	15,958	164,667

Everbright Securities Co. Ltd., Class A	1,000	1,979
Fangda Carbon New Material Co. Ltd., Class A	400	1,331
Financial Street Hold ings Co. Ltd., Class A	800	957
First Capital Securities Co. Ltd., Class A	900	976
Focus Media Information Technology Co. Ltd., Class A	3,120	3,145
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	6,881
Fosun International Ltd.	54,620	89,900
Founder Securities Co. Ltd., Class A	2,100	2,337
Future Land Development Holdings Ltd.	40,172	34,595
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,813
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	11,683	41,748
GDS Holdings Ltd., ADR*(a)	1,253	41,687
Geely Automobile Holdings Ltd.	108,051	202,895
Gemdale Corp., Class A	1,100	1,861
Genscript Biotech Corp.*(a)	16,312	30,505
GF Securities Co. Ltd., Class A	1,500	3,699
GF Securities Co. Ltd., Class H	31,785	53,611
Giant Network Group Co. Ltd., Class A	300	978
GoerTek, Inc., Class A	800	1,063
GOME Retail Holdings Ltd.*	234,583	21,218
Great Wall Motor Co. Ltd., Class H (a)	71,650	52,484
Gree Electric Appliances, Inc. of Zhuhai, Class A	800	5,360
Greenland Holdings Corp. Ltd., Class A	1,973	2,054
Greentown China Holdings Ltd.	18,200	15,465
Greentown Service Group Co. Ltd.	8,347	7,614
Guangshen Railway Co. Ltd., Class A	1,400	806
Guangzhou Automobile Group Co. Ltd., Class A	560	998
Guangzhou Automobile Group Co. Ltd., Class H	59,987	73,744
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	400	2,251
Guangzhou Haige Communications Group, Inc. Co., Class A	600	878
Guangzhou R&F Properties Co. Ltd., Class H	18,465	34,532
Guosen Securities Co. Ltd., Class A	1,000	1,702
Guotai Junan Securities Co. Ltd., Class A	1,900	5,544
Guotai Junan Securities Co. Ltd., Class H, 144A	12,162	27,083
Guoyuan Securities Co. Ltd., Class A	800	1,155
Haitian International Holdings Ltd.	14,741	32,225
Haitong Securities Co. Ltd., Class A	2,000	3,802
Haitong Securities Co. Ltd., Class H	74,882	99,401
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	4,300	22,188
Hangzhou Robam Appliances Co. Ltd., Class A	200	743
Han’s Laser Technology Industry Group Co. Ltd., Class A	300	1,784
Henan Shuanghui Investment & Development Co. Ltd., Class A	608	2,196
Hengan International Group Co. Ltd.	15,862	128,214
HengTen Networks Group Ltd.*	477,184	17,021
Hengtong Optic-electric Co. Ltd., Class A	420	1,354
Hesteel Co. Ltd., Class A	2,700	1,369
HLA Corp. Ltd., Class A	600	884
Hua Hong Semiconductor Ltd., 144A	2,220	5,192
Huaan Securities Co. Ltd., Class A	900	857
Huadian Power International Corp. Ltd., Class A	2,000	1,331
Huadian Power International Corp. Ltd., Class H	28,863	12,649
Huadong Medicine Co. Ltd., Class A	300	1,422
Huaneng Power International, Inc., Class A	1,200	1,237
Huaneng Power International, Inc., Class H	97,811	60,308
Huaneng Renewables Corp. Ltd., Class H	110,153	33,538
Huatai Securities Co. Ltd., Class A	1,400	4,818
Huatai Securities Co. Ltd., Class H, 144A	37,761	76,487
Huaxia Bank Co. Ltd., Class A	3,200	3,982
Huayu Automotive Systems Co. Ltd., Class A	800	2,483
Huazhu Group Ltd., ADR (a)	2,822	98,968
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	1,045
Hubei Energy Group Co. Ltd., Class A	1,100	673
Hundsun Technologies, Inc., Class A	200	2,585
Iflytek Co. Ltd., Class A	450	2,403
Industrial & Commercial Bank of China Ltd., Class A	31,800	27,347

Industrial & Commercial Bank of China Ltd., Class H	1,513,955	1,164,915
Industrial Bank Co. Ltd., Class A	12,100	32,321
Industrial Securities Co. Ltd., Class A	1,700	1,739
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	4,300	1,138
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	6,066
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,400	26,429
iQIYI, Inc., ADR*	2,703	73,413
JD.com, Inc., ADR*(a)	15,484	429,062
Jiangsu Expressway Co. Ltd., Class H	28,234	38,917
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,800	30,110
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	6,644
Jiangxi Copper Co. Ltd., Class A	500	1,163
Jiangxi Copper Co. Ltd., Class H	28,851	39,400
Jiangxi Ganfeng Lithium Co. Ltd., Class A	200	805
Jinduicheng Molybdenum Co. Ltd., Class A	700	717
Jinke Properties Group Co. Ltd., Class A	1,300	1,172
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,155
Kaisa Group Holdings Ltd.*	45,200	16,123
Kangmei Pharmaceutical Co. Ltd., Class A	1,200	1,906
Kingdee International Software Group Co. Ltd.	42,701	46,238
Kingsoft Corp. Ltd.	18,134	35,253
Kweichow Moutai Co. Ltd., Class A	400	45,168
KWG Group Holdings Ltd.*	26,680	25,083
Legend Holdings Corp., Class H, 144A	6,921	19,265
Lenovo Group Ltd.	134,179	120,850
Liaoning Cheng Da Co. Ltd., Class A	400	789
Logan Property Holdings Co. Ltd.	28,863	41,108
Longfor Group Holdings Ltd.	30,470	90,443
LONGi Green Energy Technology Co. Ltd., Class A	500	2,027
Luxshare Precision Industry Co. Ltd., Class A	1,012	3,174
Luye Pharma Group Ltd., 144A	23,860	17,812
Luzhou Laojiao Co. Ltd., Class A	400	3,065
Maanshan Iron & Steel Co. Ltd., Class A	1,500	882
Maanshan Iron & Steel Co. Ltd., Class H	37,073	17,663
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	840	2,173
Meitu, Inc., 144A*	61,196	25,025
Meituan Dianping, Class B*	7,200	55,859
Metallurgical Corp. of China Ltd., Class A	3,400	1,770
Metallurgical Corp. of China Ltd., Class H	43,952	12,878
Midea Group Co. Ltd., Class A	650	4,645
Momo, Inc., ADR*	3,421	113,475
Muyuan Foodstuff Co. Ltd., Class A	360	2,412
NetEase, Inc., ADR (a)	1,738	387,956
New China Life Insurance Co. Ltd., Class A	500	3,751
New China Life Insurance Co. Ltd., Class H	16,671	80,703
New Hope Liuhe Co. Ltd., Class A	1,100	1,744
New Oriental Education & Technology Group, Inc., ADR*	2,985	244,949
Ninestar Corp., Class A	200	756
Noah Holdings Ltd., ADR*(a)	621	35,863
Offshore Oil Engineering Co. Ltd., Class A	1,100	999
O-film Tech Co. Ltd., Class A	700	1,449
Orient Securities Co. Ltd., Class A	1,500	2,753
People’s Insurance Co. Group of China Ltd., Class H	161,394	73,195
Perfect World Co. Ltd., Class A	200	890
PetroChina Co. Ltd., Class A	4,032	4,722
PetroChina Co. Ltd., Class H	470,320	310,960
PICC Property & Casualty Co. Ltd., Class H	148,877	178,279
Pinduoduo, Inc., ADR*	4,119	123,323
Ping An Bank Co. Ltd., Class A	4,300	7,949
Ping An Insurance Group Co. of China Ltd., Class A	3,500	36,648
Ping An Insurance Group Co. of China Ltd., Class H	113,915	1,199,411
Poly Developments and Holdings Group Co. Ltd., Class A	3,000	5,927
Postal Savings Bank of China Co. Ltd., Class H, 144A	171,760	102,840
Power Construction Corp. of China Ltd., Class A	2,501	2,106
Qingdao Haier Co. Ltd., Class A	1,500	3,697
RiseSun Real Estate Development Co. Ltd., Class A	1,100	1,571

Rongsheng Petro Chemical Co. Ltd., Class A	650	1,090
SAIC Motor Corp. Ltd., Class A	4,000	16,942
Sanan Optoelectronics Co. Ltd., Class A	1,000	2,154
Sany Heavy Industry Co. Ltd., Class A	1,900	2,953
SDIC Power Holdings Co. Ltd., Class A	1,700	2,054
Semiconductor Manufacturing International Corp.*	63,927	64,743
Shaanxi Coal Industry Co. Ltd., Class A	1,700	2,271
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	260	1,090
Shandong Gold Mining Co. Ltd., Class A	500	2,438
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	43,540	37,828
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,170	857
Shanghai Electric Group Co. Ltd., Class A	2,000	1,669
Shanghai Electric Group Co. Ltd., Class H	65,297	24,206
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	500	2,152
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,741	34,560
Shanghai International Airport Co. Ltd., Class A	200	1,713
Shanghai International Port Group Co. Ltd., Class A	1,700	1,518
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	21,216	29,978
Shanghai Oriental Pearl Group Co. Ltd., Class A	910	1,549
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,377
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,925	35,787
Shanghai Pudong Development Bank Co. Ltd., Class A	16,300	28,620
Shanghai Tunnel Engineering Co. Ltd., Class A	800	861
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	855
Shanxi Securities Co. Ltd., Class A	700	854
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	200	1,483
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	748
Shenergy Co. Ltd., Class A	1,100	902
Shenwan Hongyuan Group Co. Ltd., Class A	4,400	3,619
Shenzhen Energy Group Co. Ltd., Class A	800	731
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,100	2,173
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	729
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	653
Shenzhou International Group Holdings Ltd.	16,742	209,015
Shui On Land Ltd.	71,251	17,791
Sichuan Chuantou Energy Co. Ltd., Class A	1,100	1,514
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,426
Sihuan Pharmaceutical Holdings Group Ltd.	87,669	18,316
SINA Corp.*	1,370	92,297
Sinolink Securities Co. Ltd., Class A	800	1,177
Sino-Ocean Group Holding Ltd.	69,502	32,494
Sinopec Engineering Group Co. Ltd., Class H	26,360	23,943
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	989
Sinopec Shanghai Petrochemical Co. Ltd., Class H	80,803	40,969
Sinopharm Group Co. Ltd., Class H	22,366	99,439
Sinotrans Ltd., Class H	40,172	18,884
Sinotruk Hong Kong Ltd.	14,440	26,269
SOHO China Ltd.*	48,083	20,520
SooChow Securities Co. Ltd., Class A	800	1,102
Spring Airlines Co. Ltd., Class A	200	1,056
Sunac China Holdings Ltd.	52,842	221,136
Suning.com Co. Ltd., Class A	2,300	4,210
Sunny Optical Technology Group Co. Ltd.	15,924	188,660
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	1,134
TAL Education Group, ADR*	7,439	264,828
Tasly Pharmaceutical Group Co. Ltd., Class A	420	1,304
TBEA Co. Ltd., Class A	900	1,070
Tencent Holdings Ltd.	124,185	5,312,440
Tencent Music Entertainment Group, ADR*	1,972	35,535

Tianma Microelectronics Co. Ltd., Class A	500	1,176
Tingyi Cayman Islands Holding Corp.	45,352	62,975
Tong Ren Tang Technologies Co. Ltd., Class H	10,663	13,964
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	873
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	922
Tongwei Co. Ltd., Class A	1,000	1,780
TravelSky Technology Ltd., Class H	21,554	62,467
Tsingtao Brewery Co. Ltd., Class A	200	1,145
Tsingtao Brewery Co. Ltd., Class H	8,320	35,295
Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,400	1,187
Tus-Sound Environmental Resources Co. Ltd., Class A	300	529
Uni-President China Holdings Ltd.	27,000	24,043
Unisplendour Corp. Ltd., Class A	140	827
Vipshop Holdings Ltd., ADR*	11,163	80,150
Want Want China Holdings Ltd.	115,728	93,323
Wanxiang Qianchao Co. Ltd., Class A	700	639
Weibo Corp., ADR*	1,348	97,393
Weichai Power Co. Ltd., Class A	1,500	2,145
Weichai Power Co. Ltd., Class H	35,392	49,145
Weifu High-Technology Group Co. Ltd., Class A	200	623
Western Securities Co. Ltd., Class A	900	1,378
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	400	815
Wuliangye Yibin Co. Ltd., Class A	100	1,069
Wuxi Biologics Cayman, Inc., 144A*	10,663	101,200
XCMG Construction Machinery Co. Ltd., Class A	1,800	1,061
Xiamen C & D, Inc., Class A	700	891
Xiaomi Corp., Class B, 144A*	74,400	113,357
Xinhu Zhongbao Co. Ltd., Class A	2,200	1,204
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,447
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	12,420	14,240
Xinyi Solar Holdings Ltd.	65,301	32,111
Yanzhou Coal Mining Co. Ltd., Class H	42,865	42,539
Yihai International Holding Ltd.	12,048	38,064
Yonghui Superstores Co. Ltd., Class A	2,400	3,105
Youngor Group Co. Ltd., Class A	900	1,147
Yum China Holdings, Inc.	8,224	343,105
Yunnan Baiyao Group Co. Ltd., Class A (b)	300	3,817
Yuzhou Properties Co. Ltd.	36,580	17,848
YY, Inc., ADR*	943	66,482
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	3,169
Zhaojin Mining Industry Co. Ltd., Class H	17,889	19,075
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	913
Zhejiang Chint Electrics Co. Ltd., Class A	500	1,887
Zhejiang Dahua Technology Co. Ltd., Class A	700	1,657
Zhejiang Expressway Co. Ltd., Class H	32,965	34,394
Zhejiang Huayou Cobalt Co. Ltd., Class A	140	800
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,299
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,300	1,644
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,059
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	3,500	13,153
Zhongjin Gold Corp. Ltd., Class A	900	1,170
Zhongsheng Group Holdings Ltd.	12,240	28,441
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,656	71,021
Zijin Mining Group Co. Ltd., Class A	4,300	2,302
Zijin Mining Group Co. Ltd., Class H	132,629	56,770
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,576	990
ZTE Corp., Class H*(a)	13,673	40,846
ZTO Express Cayman, Inc., ADR	6,906	137,291

		32,146,479

Colombia - 0.3%
Bancolombia SA	4,616	53,897
Cementos Argos SA	10,469	27,621
Ecopetrol SA	108,872	110,232
Grupo Argos SA	5,114	29,740
Grupo de Inversiones Suramericana SA	5,310	60,312
Interconexion Electrica SA ESP	8,802	39,932

		321,734

Czech Republic - 0.2%
CEZ AS	3,715	90,018

Komercni banka AS	1,560	65,492
Moneta Money Bank AS, 144A	9,543	33,796

		189,306

Egypt - 0.1%
Commercial International Bank Egypt SAE	26,682	106,941
Eastern Tobacco	18,530	17,662
ElSewedy Electric Co.	17,540	17,240

		141,843

Greece - 0.2%
Alpha Bank AE*	32,602	45,983
FF Group*(b)	1,458	7,960
Hellenic Telecommunications Organization SA	4,823	61,168
JUMBO SA	2,368	38,517
Motor Oil Hellas Corinth Refineries SA	914	22,248
OPAP SA	5,155	52,772
Titan Cement Co. SA	1,053	23,069

		251,717

Hong Kong - 4.2%
Alibaba Health Information Technology Ltd.*	75,665	77,595
Alibaba Pictures Group Ltd.*	291,687	53,880
Beijing Enterprises Holdings Ltd.	12,029	70,567
Beijing Enterprises Water Group Ltd.*	120,755	72,301
Brilliance China Automotive Holdings Ltd.	64,257	62,949
China Agri-Industries Holdings Ltd.	36,421	12,945
China Ding Yi Feng Holdings Ltd.*	22,249	71,709
China Everbright International Ltd.	75,675	74,039
China Everbright Ltd.	20,200	40,813
China First Capital Group Ltd.*	67,791	30,054
China Gas Holdings Ltd.	37,466	123,141
China Jinmao Holdings Group Ltd.	111,472	54,105
China Mengniu Dairy Co. Ltd.*	60,236	186,085
China Merchants Port Holdings Co. Ltd.	28,768	60,470
China Mobile Ltd.	134,044	1,410,495
China Overseas Land & Investment Ltd.	81,900	301,527
China Power International Development Ltd.	75,341	19,004
China Resources Beer Holdings Co. Ltd.	31,174	116,162
China Resources Cement Holdings Ltd.	60,783	64,734
China Resources Gas Group Ltd.	20,546	89,254
China Resources Land Ltd.	58,990	220,186
China Resources Power Holdings Co. Ltd.	39,517	74,909
China State Construction International Holdings Ltd.	46,690	49,368
China Taiping Insurance Holdings Co. Ltd.	35,113	108,697
China Traditional Chinese Medicine Holdings Co. Ltd.	47,709	31,483
China Travel International Investment Hong Kong Ltd.	45,200	13,417
China Unicom Hong Kong Ltd.	134,526	159,551
CITIC Ltd.	123,126	187,283
COSCO SHIPPING Ports Ltd.	40,068	42,570
Far East Horizon Ltd.	45,673	50,969
Fullshare Holdings Ltd.*(a)	158,208	31,643
Guangdong Investment Ltd.	65,157	125,006
Haier Electronics Group Co. Ltd.*	33,202	98,975
Hutchison China MediTech Ltd., ADR*(a)	1,226	31,986
Jiayuan International Group Ltd.	21,729	10,574
Kingboard Holdings Ltd.	18,497	64,800
Kingboard Laminates Holdings Ltd.	22,583	27,676
Kunlun Energy Co. Ltd.	76,185	83,661
Lee & Man Paper Manufacturing Ltd.	32,906	30,308
Nine Dragons Paper Holdings Ltd.	32,831	34,045
Shanghai Industrial Holdings Ltd.	11,291	25,316
Shenzhen International Holdings Ltd.	18,200	37,560
Shenzhen Investment Ltd.	56,503	21,090
Shimao Property Holdings Ltd.	24,992	59,091
Sino Biopharmaceutical Ltd.	145,458	126,191
SSY Group Ltd.	31,381	27,824
Sun Art Retail Group Ltd.	55,150	56,065
Towngas China Co. Ltd.*	19,443	15,505
Yuexiu Property Co. Ltd.	134,352	30,979

		4,868,557

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	8,622	100,633
OTP Bank Nyrt	4,645	196,446
Richter Gedeon Nyrt	3,223	62,406

		359,485

India - 8.3%
Adani Ports & Special Economic Zone Ltd.	10,424	47,755
Ambuja Cements Ltd.	13,524	40,319
Ashok Leyland Ltd.	25,844	31,430
Asian Paints Ltd.	6,519	128,792
Aurobindo Pharma Ltd.	5,991	59,976
Avenue Supermarts Ltd., 144A*	2,466	50,474

Axis Bank Ltd.*	13,644	136,111
Axis Bank Ltd., GDR*	5,678	282,197
Bajaj Auto Ltd.	1,912	77,973
Bajaj Finance Ltd.	3,725	138,733
Bajaj Finserv Ltd.	844	76,685
Bharat Forge Ltd.	4,744	34,210
Bharat Petroleum Corp. Ltd.	17,231	81,775
Bharti Airtel Ltd.	29,013	129,735
Bharti Infratel Ltd.	6,782	28,000
Bosch Ltd.	142	37,985
Britannia Industries Ltd.	1,038	44,612
Cadila Healthcare Ltd.	5,082	22,771
Cipla Ltd.	7,846	61,173
Coal India Ltd.	15,494	49,732
Container Corp. Of India Ltd.	4,085	27,151
Dabur India Ltd.	11,991	73,850
Divi’s Laboratories Ltd.	1,620	37,678
Dr. Reddy’s Laboratories Ltd., ADR	2,665	100,417
Eicher Motors Ltd.	305	85,202
GAIL India Ltd.	15,568	74,856
Glenmark Pharmaceuticals Ltd.	3,124	26,202
Godrej Consumer Products Ltd.	8,108	76,701
Grasim Industries Ltd.	7,185	78,496
Havells India Ltd.	5,684	57,167
HCL Technologies Ltd.	11,800	174,844
Hero MotoCorp Ltd.	1,137	42,012
Hindalco Industries Ltd.	31,413	86,453
Hindustan Petroleum Corp. Ltd.	13,745	43,162
Hindustan Unilever Ltd.	13,908	338,802
Housing Development Finance Corp. Ltd.	35,565	920,649
ICICI Bank Ltd.	35,398	174,262
ICICI Bank Ltd., ADR	8,587	84,668
Indiabulls Housing Finance Ltd.	5,801	53,442
Indian Oil Corp. Ltd.	29,065	59,089
Infosys Ltd.	28,955	298,928
Infosys Ltd., ADR(a)	44,702	479,205
InterGlobe Aviation Ltd., 144A	1,791	28,337
ITC Ltd.	74,357	288,589
JSW Steel Ltd.	19,199	75,877
Larsen & Toubro Ltd.	10,411	189,254
LIC Housing Finance Ltd.	6,755	45,159
Lupin Ltd.	5,011	53,808
Mahindra & Mahindra Financial Services Ltd.	6,317	35,201
Mahindra & Mahindra Ltd.	16,303	148,048
Marico Ltd.	10,259	48,997
Maruti Suzuki India Ltd.	2,273	218,258
Motherson Sumi Systems Ltd.	21,490	49,128
Nestle India Ltd.	531	79,432
NTPC Ltd.	43,254	85,898
Oil & Natural Gas Corp. Ltd.	29,123	60,866
Page Industries Ltd.	135	42,302
Petronet LNG Ltd.	13,118	41,239
Pidilite Industries Ltd.	2,221	35,987
Piramal Enterprises Ltd.	1,830	59,860
Power Grid Corp. of India Ltd.	38,271	98,386
REC Ltd.	15,675	30,049
Reliance Industries Ltd., GDR, 144A	30,764	1,067,511
Shree Cement Ltd.	183	42,691
Shriram Transport Finance Co. Ltd.	3,320	53,317
State Bank of India*	36,884	139,521
Sun Pharmaceutical Industries Ltd.	16,016	100,238
Tata Consultancy Services Ltd.	19,206	535,585
Tata Motors Ltd., ADR*	6,503	81,288
Tata Power Co. Ltd.	25,164	23,156
Tata Steel Ltd.	6,823	48,007
Tech Mahindra Ltd.	10,589	123,590
Titan Co. Ltd.	7,046	101,560
UltraTech Cement Ltd.	1,993	107,221
United Spirits Ltd.*	6,595	50,650
UPL Ltd.	8,051	99,338
Vedanta Ltd.	30,013	71,481
Vodafone Idea Ltd.*	35,955	15,115
Wipro Ltd., ADR(a)	10,301	57,686
Wipro Ltd.	10,030	52,021
Yes Bank Ltd.	39,308	127,745
Zee Entertainment Enterprises Ltd.	9,468	62,125

		9,628,195

Indonesia - 2.2%
PT Adaro Energy Tbk	338,877	31,557
PT Astra International Tbk	432,874	220,014
PT Bank Central Asia Tbk	207,363	406,471
PT Bank Danamon Indonesia Tbk	77,546	46,993
PT Bank Mandiri Persero Tbk	396,235	200,688
PT Bank Negara Indonesia Persero Tbk	151,599	94,834
PT Bank Rakyat Indonesia Persero Tbk	1,226,325	335,621
PT Bank Tabungan Negara Persero Tbk	47,894	8,273
PT Bukit Asam Tbk	62,842	17,779
PT Bumi Serpong Damai Tbk*	177,993	17,145
PT Charoen Pokphand Indonesia Tbk	170,609	88,534
PT Gudang Garam Tbk	9,640	58,522
PT Hanjaya Mandala Sampoerna Tbk	215,143	58,116
PT Indah Kiat Pulp & Paper Corp. Tbk	57,760	45,268

PT Indocement Tunggal Prakarsa Tbk	39,078	53,405
PT Indofood CBP Sukses Makmur Tbk	53,927	39,197
PT Indofood Sukses Makmur Tbk	101,503	51,049
PT Jasa Marga Persero Tbk	50,332	18,695
PT Kalbe Farma Tbk	487,690	51,828
PT Pabrik Kertas Tjiwi Kimia Tbk	33,369	26,508
PT Pakuwon Jati Tbk	501,047	22,083
PT Perusahaan Gas Negara Persero Tbk	252,045	45,509
PT Semen Indonesia Persero Tbk	61,134	54,974
PT Surya Citra Media Tbk	141,134	17,557
PT Telekomunikasi Indonesia Persero Tbk	1,076,551	295,396
PT Tower Bersama Infrastructure Tbk	47,149	13,339
PT Unilever Indonesia Tbk	32,109	111,100
PT United Tractors Tbk	38,784	73,060

		2,503,515

Luxembourg - 0.0%
Reinet Investments SCA	2,973	46,844

Malaysia - 2.3%
AirAsia Group Bhd	35,170	23,957
Alliance Bank Malaysia Bhd	25,551	24,882
AMMB Holdings Bhd	35,946	39,513
Axiata Group Bhd	54,508	55,761
British American Tobacco Malaysia Bhd	3,242	26,867
CIMB Group Holdings Bhd	104,292	150,033
Dialog Group Bhd	78,936	62,698
DiGi.Com Bhd	71,160	79,621
Fraser & Neave Holdings Bhd	3,500	30,382
Gamuda Bhd	37,500	27,112
Genting Bhd	42,767	77,510
Genting Malaysia Bhd	65,634	56,491
Genting Plantations Bhd	3,400	8,779
HAP Seng Consolidated Bhd	14,051	34,035
Hartalega Holdings Bhd	30,102	37,012
Hong Leong Bank Bhd	13,041	68,244
Hong Leong Financial Group Bhd	3,100	15,018
IHH Healthcare Bhd	64,035	90,230
IJM Corp. Bhd	63,364	28,047
IOI Corp. Bhd	43,294	47,803
IOI Properties Group Bhd	39,988	15,832
Kuala Lumpur Kepong Bhd	8,187	49,809
Malayan Banking Bhd	84,637	198,350
Malaysia Airports Holdings Bhd	18,000	36,164
Maxis Bhd	43,196	57,042
MISC Bhd	30,800	52,261
Nestle Malaysia Bhd	1,300	47,313
Petronas Chemicals Group Bhd	56,124	127,250
Petronas Dagangan Bhd	3,504	23,007
Petronas Gas Bhd	14,135	62,845
PPB Group Bhd	14,062	63,489
Press Metal Aluminium Holdings Bhd	25,100	26,109
Public Bank Bhd	63,422	389,905
QL Resources Bhd	13,600	23,076
RHB Bank Bhd	16,153	22,483
RHB Bank Bhd*(b)	19,600	0
Sime Darby Bhd	53,423	28,508
Sime Darby Plantation Bhd	52,623	65,997
Sime Darby Property Bhd	58,423	15,085
SP Setia Bhd Group	23,500	13,234
Telekom Malaysia Bhd	25,345	19,010
Tenaga Nasional Bhd	64,405	212,545
Top Glove Corp. Bhd	25,200	28,134
Westports Holdings Bhd	25,307	22,964
YTL Corp. Bhd	102,198	26,640

		2,611,047

Mexico - 2.6%
Alfa SAB de CV, Class A	70,558	80,323
Alsea SAB de CV	7,815	19,783
America Movil SAB de CV, Series L	731,511	526,589
Arca Continental SAB de CV	10,180	57,380
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	42,229	57,973
Cemex SAB de CV, Series CPO*	324,274	159,098
Coca-Cola Femsa SAB de CV, Series L	12,003	72,586
El Puerto de Liverpool SAB de CV, Class C1	4,441	27,849
Fibra Uno Administracion SA de CV REIT	65,943	91,246
Fomento Economico Mexicano SAB de CV	42,014	381,084
Gruma SAB de CV, Class B	5,003	54,188
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,250	76,846
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,797	81,347
Grupo Bimbo SAB de CV, Series A	38,060	75,463
Grupo Carso SAB de CV, Series A1	10,453	38,692
Grupo Financiero Banorte SAB de CV, Class O	54,571	296,751
Grupo Financiero Inbursa SAB de CV, Class O	48,702	72,644
Grupo Mexico SAB de CV, Series B	72,260	180,974

Grupo Televisa SAB, Series CPO	53,990	126,425
Industrias Penoles SAB de CV	2,720	36,029
Infraestructura Energetica Nova SAB de CV	12,407	47,700
Kimberly-Clark de Mexico SAB de CV, Class A*	35,231	56,917
Megacable Holdings SAB de CV, Series CPO	6,676	30,486
Mexichem SAB de CV	24,280	58,819
Promotora y Operadora de Infraestructura SAB de CV	4,597	45,266
Wal-Mart de Mexico SAB de CV	121,884	315,118

		3,067,576

Peru - 0.4%
Cia de Minas Buenaventura SAA, ADR(a)	3,985	66,310
Credicorp Ltd.	1,466	356,370
Southern Copper Corp.(a)	1,959	69,760

		492,440

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	44,300	52,249
Aboitiz Power Corp.	34,246	23,076
Alliance Global Group, Inc.	99,876	26,456
Ayala Corp.	5,236	93,645
Ayala Land, Inc.	155,904	132,633
Bank of the Philippine Islands	20,624	33,496
BDO Unibank, Inc.	42,685	105,309
DMCI Holdings, Inc.	92,724	20,438
Globe Telecom, Inc.	674	24,760
GT Capital Holdings, Inc.	2,111	38,979
International Container Terminal Services, Inc.	6,452	14,471
JG Summit Holdings, Inc.	66,202	84,737
Jollibee Foods Corp.	10,073	59,947
Manila Electric Co.	5,270	37,457
Megaworld Corp.	233,600	23,351
Metro Pacific Investments Corp.	343,127	31,181
Metropolitan Bank & Trust Co.	35,484	52,142
PLDT, Inc.	1,976	39,352
Robinsons Land Corp.	46,239	20,920
Security Bank Corp.	5,095	16,333
SM Investments Corp.	5,193	94,382
SM Prime Holdings, Inc.	215,591	159,859
Universal Robina Corp.*	20,459	53,837

		1,239,010

Poland - 1.2%
Alior Bank SA*	2,065	32,035
Bank Handlowy w Warszawie SA	740	12,888
Bank Millennium SA*	14,027	32,066
Bank Polska Kasa Opieki SA	3,370	100,907
CCC SA	643	31,182
CD Projekt SA*	1,446	72,646
Cyfrowy Polsat SA*	5,425	36,588
Dino Polska SA, 144A*	744	21,039
Grupa Lotos SA	2,143	53,905
Jastrzebska Spolka Weglowa SA*	1,225	18,647
KGHM Polska Miedz SA*	2,870	76,834
LPP SA	29	62,500
mBank SA	338	38,178
Orange Polska SA*	15,997	22,914
PGE Polska Grupa Energetyczna SA*	19,433	59,574
Polski Koncern Naftowy ORLEN SA	6,628	178,491
Polskie Gornictwo Naftowe i Gazownictwo SA	40,909	74,814
Powszechna Kasa Oszczednosci Bank Polski SA	20,309	204,169
Powszechny Zaklad Ubezpieczen SA	13,335	143,785
Santander Bank Polska SA	747	74,307

		1,347,469

Qatar - 1.0%
Barwa Real Estate Co.*	3,410	37,085
Commercial Bank QSC	4,610	50,769
Ezdan Holding Group QSC*	18,068	64,506
Industries Qatar QSC	3,714	135,657
Masraf Al Rayan QSC	8,349	84,608
Ooredoo QPSC	1,912	35,176
Qatar Electricity & Water Co. QSC*	894	43,334
Qatar Insurance Co. SAQ	3,612	33,231
Qatar Islamic Bank SAQ	2,361	94,148
Qatar National Bank QPSC	10,133	523,730

		1,102,244

Romania - 0.1%
NEPI Rockcastle PLC	8,697	73,038

Russia - 3.6%
Alrosa PJSC	59,583	85,945
Gazprom PJSC, ADR	15,376	72,944
Gazprom PJSC	200,524	483,563
Inter RAO UES PJSC	724,130	43,000
LUKOIL PJSC	3,994	333,247
LUKOIL PJSC, ADR	6,631	551,699
Magnit PJSC, GDR	7,840	112,582
Magnitogorsk Iron & Steel Works PJSC	46,490	31,379
MMC Norilsk Nickel PJSC	1,402	300,134
Mobile TeleSystems PJSC, ADR	11,561	89,367
Moscow Exchange MICEX-RTS PJSC	34,219	47,345
Novatek PJSC, GDR	2,019	349,893

Novolipetsk Steel PJSC	27,723	66,623
PhosAgro PJSC, GDR	2,668	36,445
Polymetal International PLC	3,585	42,304
Polyus PJSC	617	51,190
Rosneft Oil Co. PJSC, GDR	24,682	147,845
Sberbank of Russia PJSC	233,951	737,373
Severstal PJSC, GDR	3,994	61,707
Severstal PJSC	880	13,732
Surgutneftegas PJSC, ADR	15,040	57,964
Tatneft PJSC	34,096	401,364
VTB Bank PJSC, GDR	12,299	14,476
X5 Retail Group NV, GDR	2,272	57,773

		4,189,894

Singapore - 0.0%
BOC Aviation Ltd., 144A	4,280	37,022

South Africa - 5.8%
Absa Group Ltd.(a)	15,255	195,481
Anglo American Platinum Ltd.	1,256	68,318
AngloGold Ashanti Ltd.	8,423	120,729
Aspen Pharmacare Holdings Ltd.	8,146	80,594
Bid Corp. Ltd.	6,909	144,452
Bidvest Group Ltd.	7,166	105,794
Capitec Bank Holdings Ltd.	846	78,407
Clicks Group Ltd.	4,870	62,426
Discovery Ltd.	8,240	90,084
Exxaro Resources Ltd.	4,900	52,745
FirstRand Ltd.(a)	73,489	335,279
Fortress REIT Ltd., Class A REIT	24,390	32,742
Fortress REIT Ltd., Class B REIT	18,863	18,604
Foschini Group Ltd.	4,473	54,525
Gold Fields Ltd.	18,999	77,526
Growthpoint Properties Ltd. REIT	64,239	111,306
Hyprop Investments Ltd. REIT	5,724	31,472
Investec Ltd.	6,248	40,590
Kumba Iron Ore Ltd.(a)	1,356	35,919
Liberty Holdings Ltd.(a)	3,077	22,487
Life Healthcare Group Holdings Ltd.	30,480	58,522
MMI Holdings Ltd.*	21,845	24,180
Mr Price Group Ltd.	6,161	94,375
MTN Group Ltd.(a)	35,410	209,841
MultiChoice Group Ltd.*	9,532	71,048
Naspers Ltd., Class N	9,532	2,059,683
Nedbank Group Ltd.(a)	8,765	176,870
Netcare Ltd.	23,664	42,715
Old Mutual Ltd.(a)	112,649	185,833
Pick n Pay Stores Ltd.	8,450	41,567
PSG Group Ltd.	3,357	61,877
Rand Merchant Investment Holdings Ltd.	15,663	36,974
Redefine Properties Ltd. REIT	125,701	86,603
Remgro Ltd.	12,383	176,778
Resilient REIT Ltd. REIT	6,509	28,417
RMB Holdings Ltd.	16,303	92,679
Sanlam Ltd.	41,256	230,346
Sappi Ltd.	12,866	65,956
Sasol Ltd.(a)	12,524	382,000
Shoprite Holdings Ltd.	9,631	117,332
SPAR Group Ltd.	3,670	52,002
Standard Bank Group Ltd.	27,760	381,643
Telkom SA SOC Ltd.	6,435	31,970
Tiger Brands Ltd.	3,811	72,006
Truworths International Ltd.(a)	10,178	52,769
Vodacom Group Ltd.	12,454	102,610
Woolworths Holdings Ltd.(a)	22,991	74,713

		6,770,789

South Korea - 12.7%
Amorepacific Corp.	698	124,122
AMOREPACIFIC Group	573	37,344
BGF retail Co. Ltd.	190	35,983
BNK Financial Group, Inc.	6,008	37,874
Celltrion Healthcare Co. Ltd.*	1,127	69,943
Celltrion Pharm, Inc.*	351	18,912
Celltrion, Inc.*	1,758	319,651
Cheil Worldwide, Inc.	1,630	36,304
CJ CheilJedang Corp.	164	46,953
CJ Corp.	326	36,232
CJ ENM Co. Ltd.	240	50,851
CJ Logistics Corp.*	168	28,381
Coway Co. Ltd.	1,064	89,494
Daelim Industrial Co. Ltd.	639	53,179
Daewoo Engineering & Construction Co. Ltd.*	3,304	14,835
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	847	23,798
DB Insurance Co. Ltd.	1,132	72,971
DGB Financial Group, Inc.	4,010	30,235
Doosan Bobcat, Inc.	829	23,513
E-MART, Inc.	428	68,498
Fila Korea Ltd.	1,136	56,159
GS Engineering & Construction Corp.	1,122	42,697
GS Holdings Corp.	1,143	54,472
GS Retail Co. Ltd.	682	23,467
Hana Financial Group, Inc.	6,806	235,097
Hankook Tire Co. Ltd.	1,681	63,895
Hanmi Pharm. Co. Ltd.	135	59,296
Hanmi Science Co. Ltd.	317	22,915
Hanon Systems	4,220	46,714
Hanwha Chemical Corp.	1,831	38,095

Hanwha Corp.	1,082	30,929
Hanwha Life Insurance Co. Ltd.	5,897	21,864
HDC Hyundai Development Co-Engineering & Construction, Class E	368	15,755
HLB, Inc.*	632	50,461
Hotel Shilla Co. Ltd.	639	46,588
Hyundai Department Store Co. Ltd.	334	28,747
Hyundai Engineering & Construction Co. Ltd.	1,810	92,053
Hyundai Glovis Co. Ltd.	437	54,202
Hyundai Heavy Industries Co. Ltd.*	752	87,924
Hyundai Heavy Industries Holdings Co. Ltd.	206	66,121
Hyundai Marine & Fire Insurance Co. Ltd.	1,436	48,135
Hyundai Mobis Co. Ltd.	1,426	279,571
Hyundai Motor Co.	2,998	337,198
Hyundai Steel Co.	1,831	81,155
Industrial Bank of Korea	5,708	70,798
Kakao Corp.	1,192	109,693
Kangwon Land, Inc.	2,412	66,267
KB Financial Group, Inc.	8,776	346,062
KCC Corp.	132	37,498
Kia Motors Corp.	5,608	182,246
Korea Aerospace Industries Ltd.	1,532	50,127
Korea Electric Power Corp.	5,265	163,142
Korea Gas Corp.	726	32,340
Korea Investment Holdings Co. Ltd.	876	50,237
Korea Zinc Co. Ltd.	152	61,695
Korean Air Lines Co. Ltd.	1,050	34,356
KT&G Corp.	2,490	233,569
Kumho Petrochemical Co. Ltd.	427	36,333
LG Chem Ltd.	1,037	360,050
LG Corp.	1,954	130,301
LG Display Co. Ltd.	4,894	92,467
LG Electronics, Inc.	2,327	145,864
LG Household & Health Care Ltd.	202	223,786
LG Innotek Co. Ltd.	340	32,649
LG Uplus Corp.	2,545	33,942
Lotte Chemical Corp.	339	96,151
Lotte Corp.	640	30,216
Lotte Shopping Co. Ltd.	233	39,569
Medy-Tox, Inc.	97	47,090
Mirae Asset Daewoo Co. Ltd.	11,049	74,269
NAVER Corp.	3,130	370,134
NCSoft Corp.	357	146,330
Neoplux Co. Ltd.*	25	99
Netmarble Corp., 144A*	537	56,340
NH Investment & Securities Co. Ltd.	3,196	37,083
OCI Co. Ltd.	389	37,354
Orange Life Insurance Ltd., 144A	667	21,172
Orion Corp.	427	42,332
Ottogi Corp.	37	25,134
Pan Ocean Co. Ltd.*	5,310	20,419
Pearl Abyss Corp.*	131	20,977
POSCO	1,737	406,180
POSCO Chemtech Co. Ltd.	547	33,510
Posco Daewoo Corp.	1,048	17,658
S-1 Corp.	380	34,463
Samsung Biologics Co. Ltd., 144A*	341	114,000
Samsung C&T Corp.	1,632	167,597
Samsung Card Co. Ltd.	697	21,101
Samsung Electro-Mechanics Co. Ltd.	1,296	123,297
Samsung Electronics Co. Ltd.	103,521	4,151,149
Samsung Engineering Co. Ltd.*	3,105	43,344
Samsung Fire & Marine Insurance Co. Ltd.	639	171,298
Samsung Heavy Industries Co. Ltd.*	9,185	74,806
Samsung Life Insurance Co. Ltd.	1,679	132,415
Samsung SDI Co. Ltd.	1,209	255,301
Samsung SDS Co. Ltd.	738	151,248
Samsung Securities Co. Ltd.	1,627	50,125
Shinhan Financial Group Co. Ltd.	9,196	356,900
Shinsegae Inc.	133	33,761
SillaJen, Inc.*	1,151	76,037
SK Holdings Co. Ltd.	740	179,292
SK Hynix, Inc.	12,900	802,881
SK Innovation Co. Ltd.	1,357	226,830
SK Telecom Co. Ltd.	438	101,448
S-Oil Corp.	937	83,311
ViroMed Co. Ltd.*	275	67,925
Woori Financial Group, Inc.	10,290	135,407
Yuhan Corp.	201	46,555

		14,718,513

Taiwan - 10.9%
Acer, Inc.*	66,463	43,947
Advantech Co. Ltd.	7,906	60,368
Airtac International Group	2,557	31,821
ASE Technology Holding Co. Ltd.*	74,899	153,076
Asia Cement Corp.	47,620	60,035
Asustek Computer, Inc.	17,454	124,483
AU Optronics Corp.	196,652	72,523
Catcher Technology Co. Ltd.	13,784	104,803
Cathay Financial Holding Co. Ltd.	172,532	253,950
Chailease Holding Co. Ltd.	23,512	92,439
Chang Hwa Commercial Bank Ltd.	111,133	66,803
Cheng Shin Rubber Industry Co. Ltd.	44,151	62,762
Chicony Electronics Co. Ltd.	13,713	30,299

China Airlines Ltd.	65,482	21,596
China Development Financial Holding Corp.	272,295	88,209
China Life Insurance Co. Ltd.	59,226	55,326
China Steel Corp.	272,392	225,691
Chunghwa Telecom Co. Ltd.	83,547	290,466
Compal Electronics, Inc.	95,433	59,226
CTBC Financial Holding Co. Ltd.	370,238	250,823
Delta Electronics, Inc.	44,339	221,144
E.Sun Financial Holding Co. Ltd.	213,593	153,377
Eclat Textile Co. Ltd.	4,028	46,135
Eva Airways Corp.	52,457	26,334
Evergreen Marine Corp. Taiwan Ltd.	54,165	21,911
Far Eastern New Century Corp.	72,920	72,265
Far EasTone Telecommunications Co. Ltd.	36,252	84,927
Feng TAY Enterprise Co. Ltd.	7,572	47,607
First Financial Holding Co. Ltd.	210,104	141,997
Formosa Chemicals & Fibre Corp.	79,515	272,573
Formosa Petrochemical Corp.	27,198	102,954
Formosa Plastics Corp.	99,786	332,334
Formosa Taffeta Co. Ltd.	18,915	21,849
Foxconn Technology Co. Ltd.	20,870	42,789
Fubon Financial Holding Co. Ltd.	141,753	209,568
Giant Manufacturing Co. Ltd.	6,806	37,484
Globalwafers Co. Ltd.	4,396	47,850
Highwealth Construction Corp.	18,545	28,773
Hiwin Technologies Corp.	4,064	36,577
Hon Hai Precision Industry Co. Ltd.	291,559	688,718
Hotai Motor Co. Ltd.	6,192	67,299
Hua Nan Financial Holdings Co. Ltd.	170,355	104,616
Innolux Corp.	203,368	67,731
Inventec Corp.	59,076	45,684
Largan Precision Co. Ltd.	1,939	274,691
Lite-On Technology Corp.	48,019	69,509
MediaTek, Inc.	32,384	294,625
Mega Financial Holding Co. Ltd.	212,142	187,834
Micro-Star International Co. Ltd.	15,344	40,782
Nan Ya Plastics Corp.	108,214	270,390
Nanya Technology Corp.	21,757	43,971
Nien Made Enterprise Co. Ltd.	3,325	28,900
Novatek Microelectronics Corp.	13,124	72,919
Pegatron Corp.	38,386	65,855
Phison Electronics Corp.	3,333	30,323
Pou Chen Corp.	50,181	63,263
Powertech Technology, Inc.	15,931	37,063
President Chain Store Corp.	11,584	119,881
Quanta Computer, Inc.	52,110	96,850
Realtek Semiconductor Corp.	10,969	63,441
Ruentex Development Co. Ltd.	13,761	21,686
Ruentex Industries Ltd.	8,455	22,362
Shin Kong Financial Holding Co. Ltd.	191,454	57,418
SinoPac Financial Holdings Co. Ltd.	243,102	84,914
Standard Foods Corp.	8,043	13,772
Synnex Technology International Corp.	32,196	39,230
TaiMed Biologics, Inc.*	4,327	25,518
Taishin Financial Holding Co. Ltd.	223,668	101,381
Taiwan Business Bank	78,907	29,100
Taiwan Cement Corp.	107,387	133,987
Taiwan Cooperative Financial Holding Co. Ltd.	185,476	115,107
Taiwan High Speed Rail Corp.	38,339	41,109
Taiwan Mobile Co. Ltd.	36,483	130,396
Taiwan Semiconductor Manufacturing Co. Ltd.	535,111	4,155,493
Tatung Co. Ltd.*	41,870	36,460
Uni-President Enterprises Corp.	110,975	270,438
United Microelectronics Corp.	248,162	92,325
Vanguard International Semiconductor Corp.	18,536	41,738
Walsin Technology Corp.	6,794	39,956
Win Semiconductors Corp.	7,512	42,714
Winbond Electronics Corp.	63,775	31,808
Wistron Corp.	60,594	42,035
WPG Holdings Ltd.	35,650	46,102
Yageo Corp.	5,540	62,283
Yuanta Financial Holding Co. Ltd.	231,552	131,288
Zhen Ding Technology Holding Ltd.	10,570	30,704

		12,670,763

Thailand - 2.4%
Advanced Info Service PCL, NVDR	23,474	135,574
Airports of Thailand PCL, NVDR	94,700	202,848
Bangkok Bank PCL, NVDR	3,646	24,181
Bangkok Dusit Medical Services PCL, NVDR	88,300	66,129
Bangkok Expressway & Metro PCL, NVDR	173,800	58,462
Banpu PCL, NVDR	43,700	22,604
Berli Jucker PCL, NVDR	24,100	37,856
BTS Group Holdings PCL, NVDR	134,700	44,455
Bumrungrad Hospital PCL, NVDR	6,900	40,836
Central Pattana PCL, NVDR	31,600	75,710
Charoen Pokphand Foods PCL, NVDR	65,243	54,348
CP ALL PCL, NVDR	109,900	271,153
Delta Electronics Thailand PCL, NVDR	13,302	30,604
Electricity Generating PCL, NVDR	3,800	32,197

Energy Absolute PCL, NVDR	20,900	31,669
Glow Energy PCL, NVDR	13,000	37,541
Gulf Energy Development PCL, NVDR	5,400	15,508
Home Product Center PCL, NVDR	91,200	43,411
Indorama Ventures PCL, NVDR	34,097	55,724
IRPC PCL, NVDR	231,460	43,336
Kasikornbank PCL, NVDR	37,679	236,148
Krung Thai Bank PCL, NVDR	82,606	50,592
Land & Houses PCL, NVDR	98,000	32,654
Minor International PCL, NVDR	49,500	60,869
Muangthai Capital PCL, NVDR	11,900	17,748
PTT Exploration & Production PCL, NVDR	30,213	119,366
PTT Global Chemical PCL, NVDR	49,600	113,326
PTT PCL	84,000	129,282
PTT PCL, NVDR	144,480	222,365
Robinson PCL, NVDR	12,600	25,790
Siam Cement PCL	8,258	124,214
Siam Commercial Bank PCL, NVDR	40,998	174,335
Thai Oil PCL, NVDR	29,357	67,308
Thai Union Group PCL, NVDR	44,500	26,124
TMB Bank PCL, NVDR	303,700	21,973
True Corp. PCL, NVDR	230,200	39,447

		2,785,687

Turkey - 0.6%
Akbank T.A.S.	60,533	77,902
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,782	17,970
Arcelik AS	5,461	21,299
Aselsan Elektronik Sanayi Ve Ticaret AS	6,494	29,829
BIM Birlesik Magazalar AS	4,901	78,680
Eregli Demir ve Celik Fabrikalari TAS	27,300	47,663
Ford Otomotiv Sanayi AS	1,623	16,859
Haci Omer Sabanci Holding AS	21,236	36,320
KOC Holding AS	17,583	61,396
Petkim Petrokimya Holding AS	17,167	17,719
TAV Havalimanlari Holding AS	1,948	10,152
Tupras Turkiye Petrol Rafinerileri AS	2,469	66,370
Turk Hava Yollari AO*	12,768	33,820
Turkcell Iletisim Hizmetleri AS	24,531	65,713
Turkiye Garanti Bankasi AS	50,236	83,942
Turkiye Halk Bankasi AS	14,804	21,215
Turkiye Is Bankasi AS, Class C	36,730	39,976
Turkiye Sise ve Cam Fabrikalari AS	18,192	22,969

		749,794

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	43,115	111,867
Aldar Properties PJSC	71,407	34,605
DAMAC Properties Dubai Co. PJSC	45,256	17,003
DP World Ltd.	3,567	57,108
Dubai Islamic Bank PJSC	37,058	52,666
Emaar Development PJSC	18,289	19,419
Emaar Malls PJSC	48,681	23,194
Emaar Properties PJSC	80,009	106,737
Emirates Telecommunications Group Co. PJSC	37,308	171,456
First Abu Dhabi Bank PJSC	59,163	244,835

		838,890

United Kingdom - 0.1%
Mondi Ltd.	2,734	64,250

United States (c) - 0.0%
Nexteer Automotive Group Ltd.	19,082	27,178

TOTAL COMMON STOCKS (Cost $93,681,741)		109,610,674

PREFERRED STOCKS - 3.9%
Brazil - 2.9%
Banco Bradesco SA	73,044	841,450
Braskem SA, Class A	3,912	56,657
Centrais Eletricas Brasileiras SA, Class B*	5,124	53,161
Cia Brasileira de Distribuicao	3,587	88,917
Cia Energetica de Minas Gerais	19,854	76,115
Gerdau SA	21,344	86,032
Itau Unibanco Holding SA	105,410	988,670
Itausa - Investimentos Itau SA	96,341	317,277
Lojas Americanas SA	16,526	87,598
Petroleo Brasileiro SA	85,534	616,203
Telefonica Brasil SA	9,245	115,164

		3,327,244

Chile - 0.1%
Embotelladora Andina SA, Class B	5,911	22,127
Sociedad Quimica y Minera de Chile SA, Class B	2,629	109,237

		131,364

Colombia - 0.2%
Bancolombia SA	10,279	123,822
Grupo Aval Acciones y Valores SA	86,612	33,026
Grupo de Inversiones Suramericana SA	2,589	27,759

		184,607

Russia - 0.1%
Surgutneftegas PJSC	147,536	89,902
Transneft PJSC	18	46,577

		136,479

South Korea - 0.6%
Amorepacific Corp.	227	22,504
CJ Corp.*(b)	53	353
Hyundai Motor Co.	534	34,992
Hyundai Motor Co. - 2nd Preferred	831	59,405
LG Chem Ltd.	156	30,515
LG Household & Health Care Ltd.	38	25,306
Samsung Electronics Co. Ltd.	18,475	591,358

		764,433

TOTAL PREFERRED STOCKS (Cost $2,761,496)		4,544,127

RIGHTS - 0.0%
Taiwan - 0.0%
CTBC Financial Holding Co. Ltd.*, expires 04/01/19 (Cost $0)	2,489	0

WARRANT - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, NVDR*, expires 11/29/19 (Cost $0)	18,144	415

EXCHANGE-TRADED FUND - 0.0%
Global X MSCI Pakistan ETF(a) (Cost $64,435)	6,500	57,785

SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(d)(e) (Cost $2,132,220)	2,132,220	2,132,220

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.38%(d) (Cost $1,956,753)	1,956,753	1,956,753

TOTAL INVESTMENTS - 101.8% (Cost $100,596,645)		$118,301,974
Other assets and liabilities, net - (1.8%)		(2,133,282)

NET ASSETS - 100.0%		$116,168,692

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(d)(e)
993,218	1,139,002(f)	—	—	—	13,010	—	2,132,220	2,132,220
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.38%(d)
—	14,904,712	(12,947,959)	—	—	20,665	—	1,956,753	1,956,753

993,218	16,043,714	(12,947,959)	—	—	33,675	—	4,088,973	4,088,973

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $8,373,141, which is 7.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EM US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,657,422.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Fund, Securities Lending Collateral and Cash Equivalents
Financials	$28,084,828	24.6%
Information Technology	16,616,708	14.5
Consumer Discretionary	15,173,167	13.3
Communication Services	13,787,147	12.1
Energy	9,149,556	8.0
Materials	8,479,911	7.5
Consumer Staples	7,259,020	6.3
Industrials	6,219,971	5.4
Real Estate	3,378,918	3.0
Health Care	3,047,521	2.7
Utilities	2,958,469	2.6

Total	$114,155,216	100.0%

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
MSCI Emerging Markets Index Futures	USD	34	$1,694,180	$1,779,390	3/15/2019	$85,210

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	3/5/2019	AED	2,849,800	USD	775,772	$—	$(100)
The Bank of Nova Scotia	3/5/2019	AED	292,500	USD	79,629	—	(6)
Goldman Sachs & Co.	3/5/2019	CLP	876,638,000	USD	1,341,882	5,221	—
RBC Capital Markets	3/5/2019	CLP	56,356,800	USD	86,254	323	—
Goldman Sachs & Co.	3/5/2019	CNH	6,281,000	USD	936,722	—	(613)
Goldman Sachs & Co.	3/5/2019	COP	1,762,733,800	USD	566,803	—	(5,093)
Goldman Sachs & Co.	3/5/2019	CZK	2,596,100	USD	115,756	529	—
JP Morgan & Chase Co.	3/5/2019	CZK	2,685,000	USD	119,717	543	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	3/5/2019	EGP	2,922,600	USD	163,731	$—	$(2,948)
JP Morgan & Chase Co.	3/5/2019	EUR	246,000	USD	282,932	2,997	—
JP Morgan & Chase Co.	3/5/2019	HKD	41,857,300	USD	5,340,167	6,905	—
RBC Capital Markets	3/5/2019	HKD	92,134,300	USD	11,754,898	15,575	—
RBC Capital Markets	3/5/2019	HKD	18,355,000	USD	2,342,079	3,370	—
The Bank of New York Mellon	3/5/2019	HKD	73,514,500	USD	9,380,568	13,693	—
JP Morgan & Chase Co.	3/5/2019	HUF	65,802,500	USD	239,303	2,165	—
RBC Capital Markets	3/5/2019	HUF	44,286,400	USD	161,055	1,457	—
Goldman Sachs & Co.	3/5/2019	IDR	21,836,840,200	USD	1,561,447	9,940	—
JP Morgan & Chase Co.	3/5/2019	IDR	1,983,566,000	USD	142,242	1,310	—
JP Morgan & Chase Co.	3/5/2019	IDR	15,433,893,300	USD	1,099,750	3,172	—
RBC Capital Markets	3/5/2019	IDR	1,516,118,300	USD	108,138	418	—
JP Morgan & Chase Co.	3/5/2019	MXN	9,677,600	USD	506,410	4,900	—
RBC Capital Markets	3/5/2019	MXN	11,717,500	USD	613,137	5,916	—
RBC Capital Markets	3/5/2019	MXN	3,542,000	USD	185,343	1,791	—
The Bank of New York Mellon	3/5/2019	MXN	43,384,800	USD	2,270,041	21,769	—
Goldman Sachs & Co.	3/5/2019	MYR	7,219,100	USD	1,767,222	—	(7,858)
RBC Capital Markets	3/5/2019	MYR	4,769,500	USD	1,164,774	—	(7,982)
Goldman Sachs & Co.	3/5/2019	PHP	36,280,500	USD	693,302	—	(7,895)
JP Morgan & Chase Co.	3/5/2019	PHP	5,291,800	USD	101,284	—	(991)
RBC Capital Markets	3/5/2019	PHP	29,959,400	USD	573,517	—	(5,511)
JP Morgan & Chase Co.	3/5/2019	PLN	1,344,200	USD	362,272	6,973	—
The Bank of Nova Scotia	3/5/2019	PLN	4,209,100	USD	1,134,299	21,750	—
Goldman Sachs & Co.	3/5/2019	QAR	4,752,800	USD	1,300,712	—	(4,581)
Goldman Sachs & Co.	3/5/2019	RUB	40,795,000	USD	620,289	1,969	—
JP Morgan & Chase Co.	3/5/2019	RUB	261,376,700	USD	3,973,768	12,144	—
JP Morgan & Chase Co.	3/5/2019	RUB	20,054,000	USD	304,902	948	—
Goldman Sachs & Co.	3/5/2019	THB	73,948,600	USD	2,368,250	21,358	—
The Bank of Nova Scotia	3/5/2019	THB	4,194,000	USD	134,163	1,059	—
The Bank of Nova Scotia	3/5/2019	THB	20,840,600	USD	667,036	5,622	—
Goldman Sachs & Co.	3/5/2019	TRY	213,900	USD	40,601	649	—
JP Morgan & Chase Co.	3/5/2019	TRY	2,545,400	USD	482,876	7,451	—
RBC Capital Markets	3/5/2019	TRY	1,423,100	USD	270,009	4,204	—
Goldman Sachs & Co.	3/5/2019	USD	700,163	AED	2,571,700	—	(5)
Goldman Sachs & Co.	3/5/2019	USD	75,766	AED	278,100	—	(52)
The Bank of Nova Scotia	3/5/2019	USD	79,635	AED	292,500	—	(1)
Goldman Sachs & Co.	3/5/2019	USD	124,816	CLP	82,565,900	1,077	—
Goldman Sachs & Co.	3/5/2019	USD	1,212,759	CLP	794,072,100	—	(1,991)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	3/5/2019	USD	86,073	CLP	56,356,800	$—	$(143)
Goldman Sachs & Co.	3/5/2019	USD	81,817	CNH	555,800	1,127	—
Goldman Sachs & Co.	3/5/2019	USD	855,122	CNH	5,725,200	—	(732)
Goldman Sachs & Co.	3/5/2019	USD	49,680	COP	155,994,100	931	—
Goldman Sachs & Co.	3/5/2019	USD	521,791	COP	1,606,739,700	—	(505)
Goldman Sachs & Co.	3/5/2019	USD	115,403	CZK	2,596,100	—	(175)
JP Morgan & Chase Co.	3/5/2019	USD	119,355	CZK	2,685,000	—	(181)
Goldman Sachs & Co.	3/5/2019	USD	166,530	EGP	2,922,600	149	—
JP Morgan & Chase Co.	3/5/2019	USD	280,143	EUR	246,000	—	(208)
JP Morgan & Chase Co.	3/5/2019	USD	2,528,240	HKD	19,822,800	—	(2,511)
JP Morgan & Chase Co.	3/5/2019	USD	2,807,147	HKD	22,034,500	386	—
RBC Capital Markets	3/5/2019	USD	14,075,429	HKD	110,489,300	2,603	—
The Bank of New York Mellon	3/5/2019	USD	9,128,243	HKD	71,650,500	1,130	—
The Bank of New York Mellon	3/5/2019	USD	237,795	HKD	1,864,000	—	(292)
JP Morgan & Chase Co.	3/5/2019	USD	237,234	HUF	65,802,500	—	(96)
RBC Capital Markets	3/5/2019	USD	159,665	HUF	44,286,400	—	(66)
Goldman Sachs & Co.	3/5/2019	USD	1,552,014	IDR	21,836,840,200	—	(507)
JP Morgan & Chase Co.	3/5/2019	USD	980,785	IDR	13,809,457,700	377	—
JP Morgan & Chase Co.	3/5/2019	USD	254,802	IDR	3,608,001,600	1,546	—
RBC Capital Markets	3/5/2019	USD	107,756	IDR	1,516,118,300	—	(36)
JP Morgan & Chase Co.	3/5/2019	USD	188,423	MXN	3,631,400	—	(238)
JP Morgan & Chase Co.	3/5/2019	USD	312,311	MXN	6,046,200	1,013	—
RBC Capital Markets	3/5/2019	USD	791,776	MXN	15,259,500	—	(1,003)
The Bank of New York Mellon	3/5/2019	USD	2,251,119	MXN	43,384,800	—	(2,847)
Goldman Sachs & Co.	3/5/2019	USD	1,514,560	MYR	6,158,200	—	(341)
Goldman Sachs & Co.	3/5/2019	USD	259,954	MYR	1,060,900	907	—
RBC Capital Markets	3/5/2019	USD	1,172,435	MYR	4,769,500	321	—
Goldman Sachs & Co.	3/5/2019	USD	624,140	PHP	32,280,500	—	(251)
Goldman Sachs & Co.	3/5/2019	USD	76,504	PHP	4,000,000	805	—
JP Morgan & Chase Co.	3/5/2019	USD	102,366	PHP	5,291,800	—	(91)
RBC Capital Markets	3/5/2019	USD	579,261	PHP	29,959,400	—	(233)
JP Morgan & Chase Co.	3/5/2019	USD	279,008	PLN	1,054,200	—	(362)
JP Morgan & Chase Co.	3/5/2019	USD	75,630	PLN	290,000	1,022	—
The Bank of Nova Scotia	3/5/2019	USD	1,113,961	PLN	4,209,100	—	(1,412)
Goldman Sachs & Co.	3/5/2019	USD	115,581	QAR	420,600	—	(69)
Goldman Sachs & Co.	3/5/2019	USD	1,185,280	QAR	4,332,200	4,500	—
Goldman Sachs & Co.	3/5/2019	USD	618,724	RUB	40,795,000	—	(404)
JP Morgan & Chase Co.	3/5/2019	USD	3,836,420	RUB	252,915,200	—	(3,046)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	3/5/2019	USD	432,539	RUB	28,515,500	$—	$(337)
Goldman Sachs & Co.	3/5/2019	USD	2,341,998	THB	73,948,600	4,893	—
The Bank of Nova Scotia	3/5/2019	USD	278,674	THB	8,759,600	—	(672)
The Bank of Nova Scotia	3/5/2019	USD	515,439	THB	16,275,000	1,077	—
Goldman Sachs & Co.	3/5/2019	USD	40,101	TRY	213,900	—	(149)
JP Morgan & Chase Co.	3/5/2019	USD	476,091	TRY	2,545,400	—	(665)
RBC Capital Markets	3/5/2019	USD	266,192	TRY	1,423,100	—	(387)
JP Morgan & Chase Co.	3/5/2019	USD	699,006	ZAR	9,681,400	—	(12,495)
JP Morgan & Chase Co.	3/5/2019	USD	6,136,601	ZAR	86,290,000	—	(17,747)
RBC Capital Markets	3/5/2019	USD	955,000	ZAR	13,428,700	—	(2,766)
JP Morgan & Chase Co.	3/5/2019	ZAR	95,971,400	USD	7,207,982	402,617	—
RBC Capital Markets	3/5/2019	ZAR	2,673,000	USD	200,751	11,207	—
RBC Capital Markets	3/5/2019	ZAR	10,755,700	USD	807,826	45,136	—
Goldman Sachs & Co.	3/6/2019	INR	139,013,200	USD	1,948,328	—	(4,528)
JP Morgan & Chase Co.	3/6/2019	INR	635,507,500	USD	8,900,291	—	(27,312)
Goldman Sachs & Co.	3/6/2019	KRW	14,455,440,600	USD	12,999,497	144,505	—
JP Morgan & Chase Co.	3/6/2019	KRW	1,899,829,400	USD	1,707,620	18,132	—
JP Morgan & Chase Co.	3/6/2019	KRW	1,746,672,000	USD	1,570,070	16,783	—
RBC Capital Markets	3/6/2019	KRW	2,010,718,000	USD	1,807,660	19,560	—
Goldman Sachs & Co.	3/6/2019	TWD	50,927,100	USD	1,662,112	6,617	—
JP Morgan & Chase Co.	3/6/2019	TWD	4,430,000	USD	144,672	665	—
JP Morgan & Chase Co.	3/6/2019	TWD	129,329,500	USD	4,218,046	13,914	—
RBC Capital Markets	3/6/2019	TWD	18,096,200	USD	590,184	1,928	—
The Bank of Nova Scotia	3/6/2019	TWD	215,547,200	USD	7,029,324	22,502	—
Goldman Sachs & Co.	3/6/2019	USD	1,955,179	INR	139,013,200	—	(2,322)
JP Morgan & Chase Co.	3/6/2019	USD	935,638	INR	66,831,700	3,213	—
JP Morgan & Chase Co.	3/6/2019	USD	7,722,679	INR	549,352,800	—	(5,376)
JP Morgan & Chase Co.	3/6/2019	USD	271,486	INR	19,323,000	—	(36)
Goldman Sachs & Co.	3/6/2019	USD	139,235	KRW	155,667,000	—	(802)
Goldman Sachs & Co.	3/6/2019	USD	12,722,219	KRW	14,299,773,600	—	(5,659)
JP Morgan & Chase Co.	3/6/2019	USD	1,537,709	KRW	1,730,000,000	752	—
JP Morgan & Chase Co.	3/6/2019	USD	1,706,393	KRW	1,916,501,400	—	(2,079)
RBC Capital Markets	3/6/2019	USD	1,790,972	KRW	2,010,718,000	—	(2,873)
Goldman Sachs & Co.	3/6/2019	USD	1,653,477	TWD	50,927,100	2,017	—
JP Morgan & Chase Co.	3/6/2019	USD	1,188,734	TWD	36,708,100	4,541	—
JP Morgan & Chase Co.	3/6/2019	USD	3,036,935	TWD	93,522,400	3,211	—
JP Morgan & Chase Co.	3/6/2019	USD	114,772	TWD	3,529,000	—	(54)
RBC Capital Markets	3/6/2019	USD	587,615	TWD	18,096,200	640	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of Nova Scotia	3/6/2019	USD	6,999,422	TWD	215,547,200	$7,401	$—
Goldman Sachs & Co.	3/7/2019	BRL	6,532,900	USD	1,789,639	51,296	—
JP Morgan & Chase Co.	3/7/2019	BRL	2,566,800	USD	702,867	19,866	—
The Bank of Nova Scotia	3/7/2019	BRL	25,341,100	USD	6,943,148	200,119	—
The Bank of Nova Scotia	3/7/2019	BRL	2,766,000	USD	757,642	21,636	—
Goldman Sachs & Co.	3/7/2019	USD	863,930	BRL	3,240,300	—	(1,717)
Goldman Sachs & Co.	3/7/2019	USD	875,691	BRL	3,292,600	438	—
JP Morgan & Chase Co.	3/7/2019	USD	685,193	BRL	2,566,800	—	(2,191)
The Bank of Nova Scotia	3/7/2019	USD	7,494,727	BRL	28,107,100	—	(15,692)
Goldman Sachs & Co.	4/3/2019	BRL	3,240,300	USD	862,390	1,868	—
JP Morgan & Chase Co.	4/3/2019	BRL	2,566,800	USD	683,951	2,290	—
The Bank of Nova Scotia	4/3/2019	BRL	28,107,100	USD	7,479,768	15,405	—
Goldman Sachs & Co.	4/3/2019	CLP	794,072,100	USD	1,212,463	1,857	—
RBC Capital Markets	4/3/2019	CLP	56,356,800	USD	86,038	119	—
Goldman Sachs & Co.	4/3/2019	CNH	610,000	USD	91,226	192	—
Goldman Sachs & Co.	4/3/2019	CNH	5,725,200	USD	855,110	703	—
Goldman Sachs & Co.	4/3/2019	COP	1,606,739,700	USD	521,038	514	—
Goldman Sachs & Co.	4/3/2019	CZK	2,596,100	USD	115,491	169	—
JP Morgan & Chase Co.	4/3/2019	CZK	2,685,000	USD	119,446	174	—
Goldman Sachs & Co.	4/3/2019	EGP	2,922,600	USD	164,746	—	(617)
JP Morgan & Chase Co.	4/3/2019	EUR	246,000	USD	280,818	172	—
JP Morgan & Chase Co.	4/3/2019	HKD	12,200,000	USD	1,555,677	—	(373)
JP Morgan & Chase Co.	4/3/2019	HKD	22,034,500	USD	2,809,781	—	(610)
RBC Capital Markets	4/3/2019	HKD	110,489,300	USD	14,088,890	—	(3,470)
The Bank of New York Mellon	4/3/2019	HKD	71,650,500	USD	9,136,833	—	(1,831)
JP Morgan & Chase Co.	4/3/2019	HUF	65,802,500	USD	237,740	64	—
RBC Capital Markets	4/3/2019	HUF	44,286,400	USD	160,008	47	—
Goldman Sachs & Co.	4/3/2019	KRW	14,299,773,600	USD	12,727,880	453	—
JP Morgan & Chase Co.	4/3/2019	KRW	1,916,501,400	USD	1,707,457	1,687	—
JP Morgan & Chase Co.	4/3/2019	KRW	122,000,000	USD	108,472	—	(113)
RBC Capital Markets	4/3/2019	KRW	2,010,718,000	USD	1,791,768	2,141	—
JP Morgan & Chase Co.	4/3/2019	MXN	3,631,400	USD	187,569	263	—
RBC Capital Markets	4/3/2019	MXN	15,259,500	USD	788,195	1,118	—
The Bank of New York Mellon	4/3/2019	MXN	43,384,800	USD	2,240,840	3,074	—
Goldman Sachs & Co.	4/3/2019	MYR	6,158,200	USD	1,513,071	—	(250)
RBC Capital Markets	4/3/2019	MYR	4,769,500	USD	1,170,725	—	(1,336)
Goldman Sachs & Co.	4/3/2019	PHP	32,280,500	USD	622,935	500	—
JP Morgan & Chase Co.	4/3/2019	PHP	5,291,800	USD	102,188	151	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	4/3/2019	PHP	29,959,400	USD	577,976	$297	$—
JP Morgan & Chase Co.	4/3/2019	PLN	1,054,200	USD	279,259	353	—
The Bank of Nova Scotia	4/3/2019	PLN	4,209,100	USD	1,114,846	1,260	—
Goldman Sachs & Co.	4/3/2019	QAR	4,332,200	USD	1,184,956	—	(4,956)
Goldman Sachs & Co.	4/3/2019	RUB	40,795,000	USD	616,226	501	—
JP Morgan & Chase Co.	4/3/2019	RUB	252,915,200	USD	3,821,084	3,794	—
Goldman Sachs & Co.	4/3/2019	THB	73,948,600	USD	2,340,516	—	(7,862)
The Bank of Nova Scotia	4/3/2019	THB	16,275,000	USD	515,146	—	(1,698)
Goldman Sachs & Co.	4/3/2019	TRY	213,900	USD	39,443	167	—
JP Morgan & Chase Co.	4/3/2019	TRY	2,545,400	USD	468,276	891	—
RBC Capital Markets	4/3/2019	TRY	1,423,100	USD	261,783	474	—
Goldman Sachs & Co.	4/3/2019	TWD	50,927,100	USD	1,654,014	—	(4,938)
JP Morgan & Chase Co.	4/3/2019	TWD	23,600,000	USD	766,134	—	(2,637)
JP Morgan & Chase Co.	4/3/2019	TWD	93,522,400	USD	3,039,204	—	(7,291)
RBC Capital Markets	4/3/2019	TWD	18,096,200	USD	587,991	—	(1,493)
The Bank of Nova Scotia	4/3/2019	TWD	215,547,200	USD	7,004,881	—	(16,577)
JP Morgan & Chase Co.	4/3/2019	ZAR	86,290,000	USD	6,115,569	18,407	—
RBC Capital Markets	4/3/2019	ZAR	13,428,700	USD	951,722	2,864	—
Goldman Sachs & Co.	4/4/2019	AED	2,571,700	USD	700,106	—	(19)
The Bank of Nova Scotia	4/4/2019	AED	292,500	USD	79,628	—	(3)
Goldman Sachs & Co.	4/4/2019	IDR	21,836,840,200	USD	1,544,877	—	(1,870)
JP Morgan & Chase Co.	4/4/2019	IDR	13,809,457,700	USD	976,624	—	(1,528)
RBC Capital Markets	4/4/2019	IDR	1,516,118,300	USD	107,144	—	(245)
Goldman Sachs & Co.	4/4/2019	INR	139,013,200	USD	1,946,146	1,017	—
JP Morgan & Chase Co.	4/4/2019	INR	549,352,800	USD	7,686,266	—	(501)
JP Morgan & Chase Co.	4/4/2019	INR	11,800,000	USD	165,893	783	—

Total unrealized appreciation (depreciation)						$1,292,450	$(227,453)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$109,598,897	$—	$11,777	$109,610,674
Preferred Stocks(i)	4,543,774	—	353	4,544,127
Rights	0	—	—	0
Warrant	415	—	—	415
Exchange-Traded Fund	57,785	—	—	57,785
Short-Term Investments(i)	4,088,973	—	—	4,088,973
Derivatives(j)
Forward Foreign Currency Contracts	—	1,292,450	—	1,292,450
Futures Contracts	85,210	—	—	85,210

TOTAL	$118,375,054	$1,292,450	$12,130	$119,679,634

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(227,453)	$—	$(227,453)

TOTAL	$—	$(227,453)	$—	$(227,453)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2019, the amount of transfers between Level 1 and Level 3 was $5,348 and between Level 3 and Level 1 was $70,470. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.1%
Australia - 0.6%
BHP Group PLC	185,836	$4,303,596

Austria - 0.4%
ANDRITZ AG	5,640	281,628
Erste Group Bank AG*	25,475	963,469
OMV AG	12,866	677,135
Raiffeisen Bank International AG	12,773	325,732
Verbund AG	5,847	281,456
voestalpine AG	10,602	328,253

		2,857,673

Belgium - 1.5%
Ageas	15,509	764,372
Anheuser-Busch InBev SA/NV	66,892	5,215,714
Colruyt SA	5,147	367,074
Groupe Bruxelles Lambert SA	7,248	697,297
KBC Group NV	21,770	1,612,519
Proximus SADP	12,120	320,246
Solvay SA	6,210	695,196
Telenet Group Holding NV	4,528	204,367
UCB SA	10,983	920,455
Umicore SA	18,130	783,634

		11,580,874

Chile - 0.1%
Antofagasta PLC	31,621	392,898

Denmark - 2.7%
A.P. Moller - Maersk A/S, Class A	260	334,347
A.P. Moller - Maersk A/S, Class B	600	808,617
Carlsberg A/S, Class B	8,993	1,089,412
Chr Hansen Holding A/S	8,873	903,891
Coloplast A/S, Class B	10,081	1,004,819
Danske Bank A/S	62,055	1,234,601
DSV A/S	15,970	1,328,368
Genmab A/S*	5,455	942,661
H Lundbeck A/S	6,742	308,354
ISS A/S	14,889	464,646
Novo Nordisk A/S, Class B	159,320	7,817,412
Novozymes A/S, Class B(a)	19,134	868,700
Orsted A/S, 144A	16,485	1,196,286
Pandora A/S	9,481	497,513
Tryg A/S(a)	10,514	286,599
Vestas Wind Systems A/S	16,987	1,413,997
William Demant Holding A/S*	8,265	248,227

		20,748,450

Finland - 1.9%
Elisa OYJ	13,196	553,711
Fortum OYJ	37,793	839,118
Kone OYJ, Class B(a)	28,949	1,414,917
Metso OYJ	9,805	332,462
Neste OYJ	11,105	1,067,351
Nokia OYJ	485,962	2,938,457
Nokian Renkaat OYJ	10,461	370,055
Nordea Bank Abp	260,310	2,360,715
Orion OYJ, Class B	9,512	339,838
Sampo OYJ, Class A	38,147	1,836,277
Stora Enso OYJ, Class R	48,095	644,706
UPM-Kymmene OYJ	46,264	1,395,561
Wartsila OYJ Abp	36,948	600,138

		14,693,306

France - 16.9%
Accor SA	16,572	699,705
Aeroports de Paris	2,692	522,380
Air Liquide SA	37,828	4,717,958
Airbus SE	50,398	6,512,140
Alstom SA	13,334	579,673
Amundi SA, 144A	5,133	343,072
Arkema SA	6,074	612,402
Atos SE	8,230	790,273
AXA SA	167,747	4,253,969
BioMerieux	3,704	305,451
BNP Paribas SA	99,273	5,087,521
Bollore SA	73,725	327,719
Bouygues SA	19,071	721,269
Bureau Veritas SA	23,027	550,557
Capgemini SE	13,862	1,658,722
Carrefour SA	52,027	1,065,205
Casino Guichard Perrachon SA(a)	4,574	241,873
Cie de Saint-Gobain	43,743	1,575,258
Cie Generale des Etablissements Michelin	14,951	1,794,134
CNP Assurances	15,893	367,334
Covivio REIT	4,888	494,827
Credit Agricole SA	98,953	1,264,207
Danone SA	54,285	4,095,641
Dassault Aviation SA	226	380,454
Dassault Systemes SE	11,165	1,633,806
Edenred	20,616	915,006
Eiffage SA	6,678	651,575
Electricite de France SA	52,204	758,275
Engie SA	158,185	2,384,038
EssilorLuxottica SA	25,413	3,077,044
Eurazeo SE	4,031	303,072
Eutelsat Communications SA	13,889	274,254
Faurecia SA	6,284	299,776
Gecina SA REIT	3,906	579,351
Getlink SE	41,377	610,894
Hermes International	2,663	1,686,563

ICADE REIT	2,942	250,476
Iliad SA	2,079	216,375
Imerys SA	2,943	167,309
Ingenico Group SA	5,633	378,156
Ipsen SA	3,283	454,084
JCDecaux SA	6,163	189,974
Kering	6,544	3,573,609
Klepierre SA REIT	16,800	586,460
Legrand SA	23,012	1,518,149
L’Oreal SA	21,872	5,520,493
LVMH Moet Hennessy Louis Vuitton SE	24,078	8,271,027
Natixis SA	87,933	483,293
Orange SA	176,877	2,703,975
Pernod Ricard SA	18,651	3,211,886
Peugeot SA	50,490	1,284,131
Publicis Groupe SA	18,317	1,015,273
Remy Cointreau SA	1,848	240,680
Renault SA	16,977	1,163,070
Rexel SA	28,469	354,907
Safran SA	28,928	3,945,206
Sanofi	98,558	8,239,698
Sartorius Stedim Biotech	2,410	283,720
Schneider Electric SE	47,683	3,710,895
SCOR SE	13,906	626,210
SEB SA	1,851	318,760
Societe BIC SA	2,398	226,800
Societe Generale SA	66,754	2,050,091
Sodexo SA(a)	7,921	870,160
Suez	30,610	391,173
Teleperformance	5,129	915,935
Thales SA	9,209	1,133,894
TOTAL SA	211,866	12,046,933
Ubisoft Entertainment SA*	6,752	487,684
Unibail-Rodamco-Westfield REIT	11,923	1,925,777
Valeo SA	20,869	658,714
Veolia Environnement SA	46,404	1,018,696
Vinci SA	43,606	4,162,400
Vivendi SA	90,294	2,639,515
Wendel SA	2,394	301,987

		129,672,973

Germany - 12.5%
1&1 Drillisch AG	4,987	197,288
adidas AG	16,286	3,956,833
Allianz SE	37,036	8,239,958
Axel Springer SE	4,031	229,941
BASF SE	79,439	6,053,072
Bayer AG	81,606	6,523,579
Bayerische Motoren Werke AG	28,836	2,437,330
Beiersdorf AG	8,550	793,187
Brenntag AG	13,806	684,678
Commerzbank AG*	88,732	732,234
Continental AG	9,480	1,552,755
Covestro AG, 144A	16,528	942,620
Daimler AG	81,595	4,887,384
Delivery Hero SE, 144A*	7,766	301,043
Deutsche Bank AG(b)	174,514	1,619,966
Deutsche Boerse AG	16,676	2,107,357
Deutsche Lufthansa AG	20,952	535,025
Deutsche Post AG	85,595	2,659,875
Deutsche Telekom AG	289,185	4,764,599
Deutsche Wohnen SE	30,987	1,445,092
E.ON SE	190,084	2,094,003
Evonik Industries AG	13,697	385,596
Fraport AG Frankfurt Airport Services Worldwide	3,533	283,794
Fresenius Medical Care AG & Co. KGaA	18,535	1,452,171
Fresenius SE & Co. KGaA	36,030	2,025,755
GEA Group AG	14,253	341,588
Hannover Rueck SE	5,383	802,099
HeidelbergCement AG	12,880	946,999
Henkel AG & Co. KGaA	8,942	840,131
HOCHTIEF AG	1,849	293,178
HUGO BOSS AG	5,515	407,873
Infineon Technologies AG	98,273	2,157,924
Innogy SE*	10,573	448,699
Innogy SE, 144A	1,568	72,482
KION Group AG	6,212	354,140
LANXESS AG	7,528	408,014
Merck KGaA	11,163	1,152,665
METRO AG	14,393	241,722
MTU Aero Engines AG	4,438	951,548
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,964	3,053,875
OSRAM Licht AG	8,613	373,260
ProSiebenSat.1 Media SE	20,750	378,577
Puma SE	697	392,834
RWE AG	44,621	1,089,184
SAP SE	85,193	9,128,237
Siemens AG	67,241	7,352,333
Siemens Healthineers AG, 144A	13,314	539,429
Symrise AG	10,668	940,166
Telefonica Deutschland Holding AG	61,223	200,975
thyssenkrupp AG	37,094	554,832
TUI AG	39,195	415,994
Uniper SE	17,663	514,525
United Internet AG	10,582	385,047
Volkswagen AG	2,686	474,776

Vonovia SE	42,691	2,070,549
Wirecard AG	10,375	1,422,025
Zalando SE, 144A*	9,355	344,763

		95,955,578

Ireland - 1.0%
AerCap Holdings NV*	10,453	471,848
AIB Group PLC	74,513	350,546
Bank of Ireland Group PLC	84,634	550,165
CRH PLC	71,961	2,278,760
DCC PLC	8,390	726,106
Kerry Group PLC, Class A	13,715	1,411,811
Kingspan Group PLC	13,257	625,182
Paddy Power Betfair PLC	7,191	581,555
Ryanair Holdings PLC*	15,887	219,559
Smurfit Kappa Group PLC	18,686	530,084

		7,745,616

Isle of Man - 0.1%
GVC Holdings PLC	48,129	419,082

Italy - 3.1%
Assicurazioni Generali SpA	103,063	1,839,908
Atlantia SpA	41,317	1,004,774
Davide Campari-Milano SpA	51,133	487,682
Enel SpA	702,760	4,252,563
Eni SpA	224,557	3,873,733
Ferrari NV	10,621	1,366,948
Intesa Sanpaolo SpA	1,291,410	3,186,073
Leonardo SpA	36,057	363,621
Mediobanca SpA	51,087	512,637
Moncler SpA	16,370	627,868
Pirelli & C SpA, 144A*	33,534	225,045
Poste Italiane SpA, 144A	48,441	436,937
Prysmian SpA	22,316	455,631
Recordati SpA	8,405	316,158
Snam SpA	190,728	942,619
Telecom Italia SpA*	1,009,137	615,014
Telecom Italia SpA-RSP	487,175	265,487
Terna Rete Elettrica Nazionale SpA	122,157	759,765
UniCredit SpA	174,046	2,368,891

		23,901,354

Luxembourg - 0.5%
ArcelorMittal	57,699	1,326,376
Aroundtown SA	66,737	561,734
Eurofins Scientific SE(a)	971	408,872
Millicom International Cellular SA SDR	5,675	341,631
RTL Group SA	2,939	165,744
SES SA	32,748	658,007
Tenaris SA	40,624	542,017

		4,004,381

Mexico - 0.0%
Fresnillo PLC	18,014	205,478

Netherlands - 7.4%
ABN AMRO Group NV, 144A	36,240	878,835
Adyen NV, 144A*	652	489,467
Aegon NV	154,267	829,626
Akzo Nobel NV	19,728	1,789,109
ASML Holding NV	35,479	6,502,089
EXOR NV	9,493	584,161
Heineken Holding NV	10,027	970,013
Heineken NV	22,517	2,269,219
ING Groep NV	343,412	4,543,619
Koninklijke Ahold Delhaize NV	103,069	2,658,321
Koninklijke DSM NV	15,571	1,671,940
Koninklijke KPN NV	290,465	896,016
Koninklijke Philips NV	83,325	3,317,229
Koninklijke Vopak NV	5,680	277,746
NN Group NV	26,276	1,144,696
NXP Semiconductors NV	29,741	2,715,948
QIAGEN NV*	19,405	742,068
Randstad NV	10,403	555,554
Royal Dutch Shell PLC, Class A	395,831	12,335,101
Royal Dutch Shell PLC, Class B	325,154	10,197,316
Wolters Kluwer NV	24,603	1,622,551

		56,990,624

Norway - 1.1%
Aker BP ASA	9,430	319,599
DNB ASA	82,780	1,586,593
Equinor ASA	101,323	2,277,700
Gjensidige Forsikring ASA	16,412	294,227
Mowi ASA(a)	39,415	909,295
Norsk Hydro ASA	116,303	481,705
Orkla ASA	70,726	557,268
Schibsted ASA, Class B	9,279	343,761
Telenor ASA	62,900	1,226,516
Yara International ASA	16,112	678,061

		8,674,725

Portugal - 0.2%
EDP - Energias de Portugal SA	222,190	815,054
Galp Energia SGPS SA	42,602	699,244
Jeronimo Martins SGPS SA	22,025	331,943

		1,846,241

South Africa - 0.1%
Investec PLC	61,851	404,273

Spain - 4.7%
ACS Actividades de Construccion y Servicios SA(a)	22,359	991,348
Aena SME SA, 144A	5,680	1,013,686
Amadeus IT Group SA	38,082	2,867,542

Banco Bilbao Vizcaya Argentaria SA	578,304	3,600,751
Banco de Sabadell SA	492,004	560,469
Banco Santander SA	1,425,053	6,963,497
Bankia SA	99,500	303,878
Bankinter SA	54,930	451,231
CaixaBank SA	322,485	1,150,317
Enagas SA	19,606	558,636
Endesa SA	27,785	700,029
Ferrovial SA	43,058	992,260
Grifols SA	25,804	670,958
Iberdrola SA	546,913	4,573,575
Industria de Diseno Textil SA	94,250	2,845,210
Mapfre SA	93,518	264,228
Naturgy Energy Group SA	31,946	867,363
Red Electrica Corp. SA	37,511	810,671
Repsol SA	121,650	2,092,857
Siemens Gamesa Renewable Energy SA*	21,749	332,855
Telefonica SA	411,579	3,552,793

		36,164,154

Sweden - 3.8%
Alfa Laval AB	25,045	547,758
Assa Abloy AB, Class B	86,732	1,794,083
Atlas Copco AB, Class A	60,213	1,631,475
Atlas Copco AB, Class B	33,875	850,176
Boliden AB	24,258	663,838
Electrolux AB, Series B	20,538	537,466
Epiroc AB, Class A*	57,740	579,713
Epiroc AB, Class B*	30,739	288,819
Essity AB, Class B	52,580	1,467,071
Hennes & Mauritz AB, Class B(a)	76,581	1,158,996
Hexagon AB, Class B	22,273	1,171,527
Husqvarna AB, Class B	34,568	283,326
ICA Gruppen AB(a)	6,767	260,100
Industrivarden AB, Class C	13,372	278,487
Investor AB, Class B	39,496	1,763,978
Kinnevik AB, Class B	21,345	540,789
L E Lundbergforetagen AB, Class B	6,167	190,165
Lundin Petroleum AB	16,581	542,168
Sandvik AB	98,469	1,617,872
Securitas AB, Class B	27,534	431,821
Skandinaviska Enskilda Banken AB, Class A	142,409	1,449,685
Skanska AB, Class B	30,438	549,044
SKF AB, Class B	33,865	569,978
Svenska Handelsbanken AB, Class A	133,321	1,520,720
Swedbank AB, Class A	79,846	1,467,071
Swedish Match AB	16,026	751,327
Tele2 AB, Class B	43,074	567,340
Telefonaktiebolaget LM Ericsson, Class B	273,244	2,501,088
Telia Co. AB	238,784	1,036,471
Volvo AB, Class B	134,105	1,974,695

		28,987,047

Switzerland - 14.5%
ABB Ltd.	159,036	3,149,488
Adecco Group AG	13,771	715,559
Baloise Holding AG	4,174	681,691
Barry Callebaut AG	218	375,474
Chocoladefabriken Lindt & Spruengli AG	9	665,498
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	97	630,760
Cie Financiere Richemont SA	44,694	3,423,084
Clariant AG*	17,634	378,988
Coca-Cola HBC AG*	17,591	591,694
Credit Suisse Group AG*	226,087	2,796,497
Dufry AG*	2,548	258,361
EMS-Chemie Holding AG	758	437,841
Ferguson PLC	19,750	1,367,660
Geberit AG	3,178	1,268,589
Givaudan SA	820	2,051,540
Glencore PLC*	981,573	3,957,147
Julius Baer Group Ltd.*	19,231	839,917
Kuehne + Nagel International AG	4,575	597,058
LafargeHolcim Ltd.*	42,057	2,081,675
Lonza Group AG*	6,537	1,817,562
Nestle SA	266,629	24,139,669
Novartis AG	188,767	17,218,924
Pargesa Holding SA	2,995	246,070
Partners Group Holding AG	1,570	1,135,755
Roche Holding AG	61,180	16,998,361
Schindler Holding AG	1,764	391,313
Schindler Holding AG Participation Certificates	3,524	796,568
SGS SA	477	1,216,337
Sika AG	11,082	1,498,993
Sonova Holding AG	4,803	898,231
STMicroelectronics NV	59,447	971,670
Straumann Holding AG	921	718,861
Swatch Group AG - Bearer	2,775	821,615
Swatch Group AG - Registered	4,577	261,857
Swiss Life Holding AG*	2,954	1,287,501
Swiss Prime Site AG*	6,598	556,968
Swiss Re AG	26,409	2,614,836
Swisscom AG	2,326	1,076,945
Temenos AG*	5,389	781,312
UBS Group AG*	332,756	4,234,258
Vifor Pharma AG	3,743	468,602

Zurich Insurance Group AG	13,276	4,389,640

		110,810,369

United Arab Emirates(c) - 0.0%
NMC Health PLC	8,488	304,417

United Kingdom - 22.9%
3i Group PLC	83,574	1,048,402
Admiral Group PLC	17,475	505,742
Anglo American PLC(a)	93,342	2,480,412
Ashtead Group PLC	44,045	1,170,132
Associated British Foods PLC	30,205	898,598
AstraZeneca PLC	110,471	8,995,046
Auto Trader Group PLC, 144A	86,411	545,205
Aviva PLC	340,059	1,908,787
Babcock International Group PLC	20,728	148,735
BAE Systems PLC	288,928	1,785,801
Barclays PLC	1,479,760	3,221,930
Barratt Developments PLC	88,670	704,468
Berkeley Group Holdings PLC	11,265	590,182
BP PLC	1,750,673	12,408,776
British American Tobacco PLC	200,020	7,318,193
British Land Co. PLC REIT	80,211	642,794
BT Group PLC	732,153	2,084,929
Bunzl PLC	31,695	997,576
Burberry Group PLC	36,556	916,142
Centrica PLC	493,170	814,373
CNH Industrial NV	88,893	962,984
Coca-Cola European Partners PLC	18,943	892,973
Compass Group PLC	135,826	2,999,540
ConvaTec Group PLC, 144A	112,658	198,211
Croda International PLC	11,257	718,316
Diageo PLC	212,964	8,229,599
Direct Line Insurance Group PLC	118,631	561,253
easyJet PLC	12,748	207,549
Experian PLC	79,200	2,062,593
Fiat Chrysler Automobiles NV*	94,058	1,388,895
G4S PLC	145,024	403,747
GlaxoSmithKline PLC	432,809	8,595,904
Hammerson PLC REIT	68,059	344,560
Hargreaves Lansdown PLC	24,224	559,695
HSBC Holdings PLC	1,747,607	14,206,623
Imperial Brands PLC	82,212	2,737,492
Informa PLC	105,395	985,802
InterContinental Hotels Group PLC	14,762	882,940
Intertek Group PLC	13,852	934,429
ITV PLC	305,991	532,070
J Sainsbury PLC	151,793	461,046
John Wood Group PLC	58,216	401,825
Johnson Matthey PLC	16,874	692,238
Kingfisher PLC	183,957	590,702
Land Securities Group PLC REIT	66,250	790,483
Legal & General Group PLC	508,829	1,893,725
Lloyds Banking Group PLC	6,237,457	5,256,688
London Stock Exchange Group PLC	27,487	1,643,132
Marks & Spencer Group PLC	141,030	510,660
Meggitt PLC	64,072	458,222
Melrose Industries PLC	415,488	958,331
Merlin Entertainments PLC, 144A	62,089	297,783
Micro Focus International PLC	37,401	928,390
Mondi PLC	31,384	719,507
National Grid PLC	293,272	3,298,167
Next PLC	12,131	818,655
Pearson PLC	67,643	759,016
Persimmon PLC	26,587	857,964
Prudential PLC	224,462	4,733,664
Reckitt Benckiser Group PLC	57,930	4,431,094
RELX PLC	172,045	3,945,431
Rio Tinto PLC	100,463	5,777,672
Rolls-Royce Holdings PLC*	145,155	1,838,624
Royal Bank of Scotland Group PLC	406,837	1,433,737
Royal Mail PLC	73,755	276,649
RSA Insurance Group PLC	91,850	622,526
Sage Group PLC	95,125	833,976
Schroders PLC	10,766	390,543
Segro PLC REIT	87,709	768,959
Severn Trent PLC	20,551	550,334
Smith & Nephew PLC	75,995	1,447,932
Smiths Group PLC	33,872	642,667
SSE PLC	93,906	1,480,301
St James’s Place PLC	46,118	594,803
Standard Chartered PLC	242,458	1,934,647
Standard Life Aberdeen PLC	220,392	721,291
Taylor Wimpey PLC	277,774	668,323
Tesco PLC	842,189	2,524,500
Unilever NV	133,547	7,225,264
Unilever PLC	97,768	5,197,349
United Utilities Group PLC	60,049	669,185
Vodafone Group PLC	2,366,904	4,215,503
Weir Group PLC	22,034	479,286
Whitbread PLC	15,483	996,605
Wm Morrison Supermarkets PLC	194,939	594,940
WPP PLC	108,348	1,186,734

		175,110,471

United States(c) - 0.1%
Carnival PLC	15,014	839,565

TOTAL COMMON STOCKS (Cost $791,689,173)		736,613,145

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	4,570	337,359
FUCHS PETROLUB SE	5,600	250,330
Henkel AG & Co. KGaA	15,411	1,539,768
Porsche Automobil Holding SE	13,195	879,807
Sartorius AG	3,218	510,247
Volkswagen AG	15,997	2,745,743

		6,263,254

TOTAL PREFERRED STOCKS (Cost $7,790,267)		6,263,254

SECURITIES LENDING COLLATERAL - 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31%(d)(e) (Cost $8,070,324)	8,070,324	8,070,324

CASH EQUIVALENTS - 2.7%
DWS ESG Liquidity Fund “Capital Shares”, 2.63%(d)	9,258,459	9,260,310
DWS Government Money Market Series “Institutional Shares”, 2.38%(d)	11,053,600	11,053,600

TOTAL CASH EQUIVALENTS
(Cost $20,312,059)		20,313,910

TOTAL INVESTMENTS - 100.7% (Cost $827,861,823)		$771,260,633
Other assets and liabilities, net - (0.7%)		(4,816,101)

NET ASSETS - 100.0%		$766,444,532

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCK — 0.2%
Germany — 0.2%
Deutsche Bank AG(b)
3,384,675	143,842	(1,689,342)	(2,506,633)	2,287,424	—	—	174,514	1,619,966
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(d)(e)
66,534,337	—	(58,464,013)(f)	—	—	210,240	—	8,070,324	8,070,324
CASH EQUIVALENTS — 2.7%
DWS ESG Liquidity Fund “Capital Shares”, 2.63%(d)
—	10,058,459	(800,000)	—	1,851	53,560	—	9,258,459	9,260,310
DWS ESG Liquidity Fund “Institutional Shares”, 2.63%(d)
—	9,999,000	(9,999,000)	—	—	14,922	—	—	—
DWS Government Money Market Series “Institutional Shares”, 2.38%(d)
—	185,785,508	(174,731,908)	—	—	137,119	—	11,053,600	11,053,600

69,919,012	205,986,809	(245,684,263)	(2,506,633)	2,289,275	415,841	—	28,556,897	30,004,200

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $6,179,622, which is 0.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $376,869.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$141,197,633	19.0%
Consumer Staples	103,450,979	13.9
Industrials	97,109,386	13.1
Health Care	96,185,900	13.0
Consumer Discretionary	69,571,592	9.3
Energy	61,260,755	8.2
Materials	56,715,414	7.7
Information Technology	39,870,610	5.4
Communication Services	35,816,783	4.8
Utilities	30,679,316	4.1
Real Estate	11,018,031	1.5

Total	$742,876,399	100.0%

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
AMSTERDAM Index Futures	EUR	16	$1,909,513	$1,969,225	3/15/2019	$42,952
CAC40 10 EURO Futures	EUR	67	3,785,731	3,992,595	3/15/2019	173,335
DAX Index Futures	EUR	11	3,347,101	3,603,440	3/15/2019	273,163
EURO STOXX Futures	EUR	20	722,105	731,152	6/21/2019	6,372
FTSE 100 Index Futures	GBP	60	5,045,548	5,630,745	3/15/2019	333,315
FTSE/MIB Index Futures	EUR	7	738,371	822,291	3/15/2019	87,633
IBEX 35 Index Futures	EUR	11	1,107,058	1,162,622	3/15/2019	45,826
OMXS30 Index Futures	SEK	55	910,424	936,120	3/15/2019	18,396
SWISS MKT IX Futures	CHF	37	3,116,018	3,455,508	3/15/2019	368,968

Total unrealized appreciation						$1,349,960

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	3/5/2019	CHF	49,517,222	USD	50,042,872	$404,723	$—
RBC Capital Markets	3/5/2019	CHF	55,377,417	USD	55,965,333	452,677	—
RBC Capital Markets	3/5/2019	CHF	6,680,000	USD	6,751,553	55,240	—
JP Morgan & Chase Co.	3/5/2019	DKK	49,611,042	USD	7,644,158	77,228	—
RBC Capital Markets	3/5/2019	DKK	48,732,300	USD	7,507,846	74,947	—
The Bank of Nova Scotia	3/5/2019	DKK	41,636,800	USD	6,414,148	63,491	—
The Bank of Nova Scotia	3/5/2019	DKK	5,602,000	USD	863,161	8,715	—
JP Morgan & Chase Co.	3/5/2019	EUR	91,923,323	USD	105,723,863	1,120,027	—
RBC Capital Markets	3/5/2019	EUR	124,365,797	USD	143,036,834	1,515,194	—
The Bank of New York Mellon	3/5/2019	EUR	17,385,855	USD	19,997,645	213,470	—
The Bank of Nova Scotia	3/5/2019	EUR	92,034,321	USD	105,850,973	1,120,827	—
The Bank of Nova Scotia	3/5/2019	EUR	21,563,000	USD	24,801,870	264,327	—
Goldman Sachs & Co.	3/5/2019	GBP	4,750,800	USD	6,258,751	—	(44,150)
JP Morgan & Chase Co.	3/5/2019	GBP	61,456,050	USD	80,956,055	—	(577,886)
RBC Capital Markets	3/5/2019	GBP	63,628,820	USD	83,817,926	—	(598,636)
The Bank of Nova Scotia	3/5/2019	GBP	4,400,000	USD	5,796,318	—	(41,176)
The Bank of Nova Scotia	3/5/2019	GBP	29,193,554	USD	38,456,669	—	(274,514)
JP Morgan & Chase Co.	3/5/2019	NOK	33,484,991	USD	3,980,610	66,367	—
RBC Capital Markets	3/5/2019	NOK	28,617,100	USD	3,401,740	56,531	—
The Bank of Nova Scotia	3/5/2019	NOK	13,568,200	USD	1,612,670	26,609	—
JP Morgan & Chase Co.	3/5/2019	SEK	117,525,836	USD	13,019,716	289,717	—
RBC Capital Markets	3/5/2019	SEK	116,550,200	USD	12,910,287	285,966	—
The Bank of Nova Scotia	3/5/2019	SEK	52,549,650	USD	5,820,580	128,581	—
The Bank of Nova Scotia	3/5/2019	SEK	22,147,000	USD	2,453,420	54,533	—
JP Morgan & Chase Co.	3/5/2019	USD	4,942,801	CHF	4,979,200	48,559	—
JP Morgan & Chase Co.	3/5/2019	USD	44,712,041	CHF	44,538,022	—	(65,252)
RBC Capital Markets	3/5/2019	USD	918,456	CHF	922,100	5,896	—
RBC Capital Markets	3/5/2019	USD	3,689,230	CHF	3,688,400	8,177	—
RBC Capital Markets	3/5/2019	USD	57,666,048	CHF	57,446,917	—	(78,838)
JP Morgan & Chase Co.	3/5/2019	USD	982,670	DKK	6,497,000	8,285	—
JP Morgan & Chase Co.	3/5/2019	USD	6,580,553	DKK	43,114,042	—	(4,580)
RBC Capital Markets	3/5/2019	USD	732,424	DKK	4,812,600	1,618	—
RBC Capital Markets	3/5/2019	USD	182,369	DKK	1,203,200	1,149	—
RBC Capital Markets	3/5/2019	USD	6,519,314	DKK	42,716,500	—	(3,975)
The Bank of Nova Scotia	3/5/2019	USD	7,209,499	DKK	47,238,800	—	(4,396)
JP Morgan & Chase Co.	3/5/2019	USD	1,193,080	EUR	1,041,000	—	(8,477)
JP Morgan & Chase Co.	3/5/2019	USD	17,436,208	EUR	15,451,700	147,002	—
JP Morgan & Chase Co.	3/5/2019	USD	85,899,865	EUR	75,430,623	—	(63,842)

RBC Capital Markets	3/5/2019	USD	3,234,984	EUR	2,861,400	21,136	—
RBC Capital Markets	3/5/2019	USD	125,323,838	EUR	110,058,697	—	(82,914)
RBC Capital Markets	3/5/2019	USD	12,995,871	EUR	11,445,700	28,725	—
The Bank of New York Mellon	3/5/2019	USD	19,798,925	EUR	17,385,855	—	(14,750)
The Bank of Nova Scotia	3/5/2019	USD	129,353,269	EUR	113,597,321	—	(85,580)
Goldman Sachs & Co.	3/5/2019	USD	6,319,367	GBP	4,750,800	—	(16,465)
JP Morgan & Chase Co.	3/5/2019	USD	72,045,291	GBP	54,162,550	—	(187,660)
JP Morgan & Chase Co.	3/5/2019	USD	9,379,879	GBP	7,293,500	296,431	—
RBC Capital Markets	3/5/2019	USD	7,063,683	GBP	5,402,600	103,964	—
RBC Capital Markets	3/5/2019	USD	75,650,129	GBP	56,875,520	—	(193,192)
RBC Capital Markets	3/5/2019	USD	1,729,195	GBP	1,350,700	62,784	—
The Bank of Nova Scotia	3/5/2019	USD	44,682,786	GBP	33,593,554	—	(114,109)
JP Morgan & Chase Co.	3/5/2019	USD	3,523,049	NOK	30,107,991	—	(3,562)
JP Morgan & Chase Co.	3/5/2019	USD	390,399	NOK	3,377,000	4,356	—
RBC Capital Markets	3/5/2019	USD	2,982,566	NOK	25,490,200	—	(2,877)
RBC Capital Markets	3/5/2019	USD	292,242	NOK	2,501,500	172	—
RBC Capital Markets	3/5/2019	USD	72,360	NOK	625,400	746	—
The Bank of Nova Scotia	3/5/2019	USD	1,587,592	NOK	13,568,200	—	(1,532)
JP Morgan & Chase Co.	3/5/2019	USD	1,488,540	SEK	13,780,000	4,062	—
JP Morgan & Chase Co.	3/5/2019	USD	11,240,087	SEK	103,745,836	—	(2,691)
RBC Capital Markets	3/5/2019	USD	1,098,081	SEK	10,207,400	7,550	—
RBC Capital Markets	3/5/2019	USD	11,244,109	SEK	103,791,000	—	(1,821)
RBC Capital Markets	3/5/2019	USD	274,825	SEK	2,551,800	1,577	—
The Bank of Nova Scotia	3/5/2019	USD	8,092,198	SEK	74,696,650	—	(1,311)
JP Morgan & Chase Co.	4/3/2019	CHF	44,538,022	USD	44,834,061	60,785	—
JP Morgan & Chase Co.	4/3/2019	CHF	4,842,000	USD	4,874,135	6,559	—
RBC Capital Markets	4/3/2019	CHF	57,446,917	USD	57,823,347	72,990	—
JP Morgan & Chase Co.	4/3/2019	DKK	43,114,042	USD	6,597,642	3,859	—
JP Morgan & Chase Co.	4/3/2019	DKK	7,404,000	USD	1,132,991	636	—
RBC Capital Markets	4/3/2019	DKK	42,716,500	USD	6,536,072	3,089	—
The Bank of Nova Scotia	4/3/2019	DKK	47,238,800	USD	7,227,700	3,084	—
JP Morgan & Chase Co.	4/3/2019	EUR	75,430,623	USD	86,106,923	52,799	—
JP Morgan & Chase Co.	4/3/2019	EUR	10,326,000	USD	11,787,356	7,063	—
RBC Capital Markets	4/3/2019	EUR	110,058,697	USD	125,627,160	68,012	—
The Bank of New York Mellon	4/3/2019	EUR	17,385,855	USD	19,846,962	12,517	—
The Bank of Nova Scotia	4/3/2019	EUR	113,597,321	USD	129,665,094	68,950	—
Goldman Sachs & Co.	4/3/2019	GBP	4,750,800	USD	6,328,873	16,153	—
JP Morgan & Chase Co.	4/3/2019	GBP	4,246,000	USD	5,656,152	14,195	—

JP Morgan & Chase Co.	4/3/2019	GBP	54,162,550	USD	72,151,558	181,993	—
RBC Capital Markets	4/3/2019	GBP	56,875,520	USD	75,762,231	187,754	—
The Bank of Nova Scotia	4/3/2019	GBP	33,593,554	USD	44,748,294	110,191	—
JP Morgan & Chase Co.	4/3/2019	NOK	30,107,991	USD	3,527,662	3,495	—
JP Morgan & Chase Co.	4/3/2019	NOK	5,572,000	USD	652,830	622	—
RBC Capital Markets	4/3/2019	NOK	25,490,200	USD	2,986,340	2,689	—
The Bank of Nova Scotia	4/3/2019	NOK	13,568,200	USD	1,589,620	1,450	—
JP Morgan & Chase Co.	4/3/2019	SEK	103,745,836	USD	11,265,780	1,580	—
JP Morgan & Chase Co.	4/3/2019	SEK	11,907,000	USD	1,292,954	152	—
RBC Capital Markets	4/3/2019	SEK	103,791,000	USD	11,269,503	400	—
The Bank of Nova Scotia	4/3/2019	SEK	74,696,650	USD	8,109,769	–	(417)

Total unrealized appreciation (depreciation)						$7,912,376	$(2,474,603)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$736,613,145	$—	$—	$736,613,145
Preferred Stocks(i)	6,263,254	—	—	6,263,254
Short-Term Investments(i)	28,384,234	—	—	28,384,234
Derivatives(j)
Forward Foreign Currency Contracts	—	7,912,376	—	7,912,376
Futures Contracts	1,349,960	—	—	1,349,960

TOTAL	$772,610,593	$7,912,376	$—	$780,522,969

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(2,474,603)	$—	$(2,474,603)

TOTAL	$—	$(2,474,603)	$—	$(2,474,603)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.5%
Austria - 1.1%
Agrana Beteiligungs AG	114	$2,256
ANDRITZ AG	503	25,117
AT&S Austria Technologie & Systemtechnik AG	157	2,893
BAWAG Group AG, 144A	224	9,860
CA Immobilien Anlagen AG	413	13,943
DO & CO AG	39	3,300
Erste Group Bank AG*	1,868	70,648
EVN AG	240	3,609
FACC AG	137	2,154
IMMOFINANZ AG*	584	14,494
Kapsch TrafficCom AG	33	1,274
Lenzing AG	75	7,499
Oesterreichische Post AG	177	7,014
OMV AG	887	46,683
Palfinger AG	100	2,844
Porr AG	51	1,106
Raiffeisen Bank International AG	876	22,339
S IMMO AG	308	5,829
S&T AG*	281	6,770
Schoeller-Bleckmann Oilfield Equipment AG	67	5,194
Semperit AG Holding*	65	896
Telekom Austria AG*	1,026	7,621
UNIQA Insurance Group AG	636	6,268
Verbund AG	417	20,073
Vienna Insurance Group AG Wiener Versicherung Gruppe	242	5,836
voestalpine AG	681	21,085
Wienerberger AG	778	17,610
Zumtobel Group AG*	180	1,609

		335,824

Belgium - 3.5%
Ackermans & van Haaren NV	135	21,267
Aedifica SA REIT	100	9,179
Ageas	1,177	58,009
AGFA-Gevaert NV*	1,132	4,391
Akka Technologies	72	4,537
Anheuser-Busch InBev SA/NV	4,724	368,340
Barco NV	52	7,938
Befimmo SA REIT	114	6,205
Bekaert SA	219	5,819
Biocartis NV, 144A*	147	1,956
bpost SA	577	5,264
Cie d’Entreprises CFE	53	5,287
Cofinimmo SA REIT	124	16,107
Colruyt SA	345	24,605
D’ieteren SA/NV	158	5,999
Econocom Group SA/NV	785	3,239
Elia System Operator SA/NV	180	12,817
Euronav NV	1,056	8,372
Exmar NV*	212	1,442
Fagron	262	4,855
Galapagos NV*	250	24,523
Gimv NV	157	8,983
Greenyard NV(a)	94	357
Groupe Bruxelles Lambert SA	483	46,467
Intervest Offices & Warehouses NV REIT	247	6,321
Ion Beam Applications*	138	1,827
KBC Ancora	241	11,656
KBC Group NV	1,571	116,365
Kinepolis Group NV	93	5,236
Melexis NV	123	8,101
Mithra Pharmaceuticals SA*	84	2,417
Montea C.V.A REIT	53	3,521
Ontex Group NV	492	10,347
Orange Belgium SA	205	4,155
Proximus SADP	881	23,279
Recticel SA	179	1,323
Retail Estates NV REIT	33	3,018
Sioen Industries NV	47	1,280
Sofina SA	95	18,586
Solvay SA	487	54,519
Telenet Group Holding NV	341	15,391
Tessenderlo Group SA*	143	4,904
UCB SA	787	65,956
Umicore SA	1,313	56,752
Van de Velde NV	36	1,134
Warehouses De Pauw CVA REIT	103	15,184
X-Fab Silicon Foundries SE, 144A*	318	1,668

		1,088,898

Finland - 3.5%
Aktia Bank OYJ	278	2,903
Amer Sports OYJ*	681	30,868
Cargotec OYJ, Class B	227	8,118
Caverion OYJ*(a)	411	2,405
Citycon OYJ(a)	2,358	4,538
Cramo OYJ	246	4,816
DNA OYJ	365	7,365
Elisa OYJ	855	35,876
Finnair OYJ	313	2,914
Fortum OYJ	2,676	59,415
F-Secure OYJ	535	1,436
Huhtamaki OYJ	645	23,352

Kemira OYJ	810	10,835
Kesko OYJ, Class B	426	25,429
Kone OYJ, Class B(a)	2,106	102,933
Konecranes OYJ	387	13,580
Lehto Group OYJ	127	643
Metsa Board OYJ	1,037	7,177
Metso OYJ	631	21,396
Neste OYJ	771	74,104
Nokia OYJ	34,937	211,253
Nokian Renkaat OYJ	693	24,515
Oriola OYJ, Class B	706	1,875
Orion OYJ, Class B	663	23,687
Outokumpu OYJ	1,812	7,220
Outotec OYJ*	806	3,023
Ponsse OYJ	73	2,308
Ramirent OYJ	427	2,909
Sampo OYJ, Class A	2,764	133,050
Sanoma OYJ	433	4,305
Stora Enso OYJ, Class R	3,317	44,464
Tieto OYJ	329	9,730
Tikkurila OYJ	180	2,969
Tokmanni Group Corp.	365	3,624
UPM-Kymmene OYJ	3,336	100,631
Uponor OYJ	325	3,819
Valmet OYJ	743	18,508
Wartsila OYJ Abp	2,838	46,097
YIT OYJ	1,244	7,606

		1,091,696

France - 31.1%
ABC arbitrage	143	1,010
Accor SA	1,193	50,371
Aeroports de Paris	186	36,093
Air France-KLM*	1,120	13,829
Air Liquide SA	2,642	329,514
Airbus SE	3,594	464,396
AKWEL	52	840
Albioma SA	132	2,877
ALD SA, 144A	559	8,069
Alstom SA	946	41,126
Alten SA	204	21,034
Altran Technologies SA	1,482	15,711
Amundi SA, 144A	398	26,601
Arkema SA	451	45,471
Assystem	31	1,123
Atos SE	596	57,230
Aubay	35	1,131
AXA SA	11,904	301,879
Beneteau SA	180	2,158
BioMerieux	241	19,874
BNP Paribas SA	6,979	357,658
Boiron SA	39	2,458
Bollore SA	5,813	25,840
Bonduelle SCA	72	2,334
Bourbon Corp.*(a)	190	641
Bouygues SA	1,309	49,507
Bureau Veritas SA	1,598	38,207
Capgemini SE	992	118,702
Carrefour SA	3,591	73,522
Casino Guichard Perrachon SA(a)	325	17,186
Cellectis SA*	156	2,756
CGG SA*	3,820	7,056
Chargeurs SA	108	2,553
Cie de Saint-Gobain	3,057	110,088
Cie des Alpes	30	863
Cie Generale des Etablissements Michelin	1,062	127,441
Cie Plastic Omnium SA	337	9,460
CNP Assurances	1,131	26,141
Coface SA	575	5,173
Covivio REIT	267	27,029
Credit Agricole SA	7,042	89,967
Danone SA	3,814	287,755
Dassault Aviation SA	16	26,935
Dassault Systemes SE	805	117,798
DBV Technologies SA*(a)	179	2,795
Derichebourg SA	449	1,940
Devoteam SA	33	3,769
Edenred	1,461	64,844
Eiffage SA	482	47,029
Electricite de France SA	3,695	53,671
Elior Group SA, 144A	653	9,418
Elis SA	1,200	18,809
Engie SA	11,215	169,024
Eramet	51	3,060
EssilorLuxottica SA	1,787	216,373
Esso SA Francaise	26	1,001
Etablissements Maurel et Prom*	303	1,224
Eurazeo SE	306	23,007
Europcar Mobility Group, 144A	533	4,565
Eutelsat Communications SA	1,127	22,254
Faurecia SA	469	22,373
FFP	31	3,385
FIGEAC-AERO*	51	754
Fnac Darty SA*	98	8,254
Gaztransport Et Technigaz SA	137	12,326
Gecina SA REIT	286	42,420
Genfit*	180	4,402
Getlink SE	2,936	43,347

GL Events	72	1,515
Groupe Crit	9	544
Groupe Guillin	35	826
Guerbet	35	2,082
Haulotte Group SA	99	944
Hermes International	198	125,400
ICADE REIT	224	19,071
ID Logistics Group*	9	1,507
Iliad SA	163	16,964
Imerys SA	198	11,256
Ingenico Group SA	384	25,779
Innate Pharma SA*	243	1,787
Interparfums SA	57	2,921
Ipsen SA	237	32,780
IPSOS	201	5,304
Jacquet Metal Service	89	1,772
JCDecaux SA	432	13,316
Kaufman & Broad SA	83	3,261
Kering	470	256,662
Klepierre SA REIT	1,250	43,635
Korian SA	269	10,067
Lagardere SCA	642	16,613
Latecoere SACA*	483	1,835
Legrand SA	1,640	108,194
LISI	93	2,856
LNA Sante SA	30	1,619
L’Oreal SA	1,559	393,492
LVMH Moet Hennessy Louis Vuitton SE	1,716	589,463
Maisons du Monde SA, 144A	244	6,383
Manitou BF SA	54	1,569
Mercialys SA REIT	303	4,432
Mersen SA	60	1,942
Metropole Television SA	159	2,914
Natixis SA	6,166	33,889
Neopost SA	222	5,828
Nexans SA	167	5,387
Nexity SA	260	12,699
Oeneo SA	202	2,321
Orange SA	12,350	188,798
Orpea	270	31,832
Pernod Ricard SA	1,292	222,495
Peugeot SA	3,633	92,399
Publicis Groupe SA	1,285	71,225
Rallye SA	135	1,821
Remy Cointreau SA	125	16,280
Renault SA	1,194	81,799
Rexel SA	1,974	24,609
Rubis SCA	527	31,201
Safran SA	2,062	281,216
Sanofi	6,968	582,542
Sartorius Stedim Biotech	158	18,601
Schneider Electric SE	3,369	262,190
SCOR SE	1,000	45,032
SEB SA	131	22,559
Societe BIC SA	162	15,322
Societe Generale SA	4,769	146,461
Sodexo SA	556	61,079
SOITEC*	139	11,091
Solocal Group*	3,383	1,892
Sopra Steria Group	105	12,349
SPIE SA	738	11,727
Suez	2,264	28,932
Synergie SA	37	1,147
Tarkett SA	181	3,514
Technicolor SA*	2,138	2,348
Teleperformance	362	64,646
Television Francaise 1	263	2,483
Thales SA	660	81,265
TOTAL SA(a)	14,968	851,097
Trigano SA	46	4,557
Ubisoft Entertainment SA*	508	36,692
Unibail - Rodamco-Westfield REIT	863	139,390
Valeo SA	1,514	47,788
Vallourec SA*(a)	1,850	5,008
Veolia Environnement SA	3,323	72,949
Vicat SA	115	5,523
Vilmorin & Cie SA	46	2,951
Vinci SA	3,162	301,828
Virbac SA*	29	3,813
Vivendi SA	6,420	187,672
Wendel SA	180	22,706
Worldline SA, 144A*	228	12,791

		9,629,900

Germany - 24.3%
1&1 Drillisch AG(a)	360	14,242
Aareal Bank AG	337	11,036
adidas AG	1,116	271,142
ADLER Real Estate AG	157	2,222
ADO Properties SA, 144A	179	10,272
ADVA Optical Networking SE*	282	2,710
AIXTRON SE*	827	7,392
Allianz SE	2,613	581,354
alstria office REIT-AG REIT	1,169	17,698
Amadeus Fire AG	33	3,465
Aumann AG, 144A	31	892
AURELIUS Equity Opportunities SE & Co KGaA	138	6,247

Aurubis AG	236	12,984
Axel Springer SE	287	16,371
BASF SE	5,688	433,413
Basler AG	9	1,632
Bayer AG	5,773	461,493
Bayerische Motoren Werke AG	2,011	169,977
BayWa AG	84	2,331
Bechtle AG	197	16,895
Beiersdorf AG	601	55,755
Bertrandt AG	31	2,468
bet-at-home.com AG	9	614
Bilfinger SE	160	6,195
Borussia Dortmund GmbH & Co. KGaA	421	3,627
Brenntag AG	995	49,345
CANCOM SE	200	8,185
Carl Zeiss Meditec AG	258	22,010
CECONOMY AG*	976	5,495
Cewe Stiftung & Co. KGaA	33	3,097
comdirect bank AG	136	1,603
Commerzbank AG*	6,063	50,033
CompuGroup Medical SE	130	7,600
Consus Real Estate AG*	355	2,923
Continental AG	681	111,543
Covestro AG, 144A	1,201	68,495
CTS Eventim AG & Co. KGaA	350	15,725
Daimler AG	5,638	337,705
Delivery Hero SE, 144A*	555	21,514
Deutsche Bank AG(b)	12,151	112,794
Deutsche Beteiligungs AG	76	2,969
Deutsche Boerse AG	1,190	150,381
Deutsche EuroShop AG	269	7,980
Deutsche Lufthansa AG	1,498	38,253
Deutsche Pfandbriefbank AG, 144A	837	10,320
Deutsche Post AG	6,162	191,485
Deutsche Telekom AG	20,635	339,981
Deutsche Wohnen SE	2,196	102,411
Deutz AG	764	5,531
DIC Asset AG	285	3,177
DMG Mori AG	128	6,239
Draegerwerk AG & Co. KGaA	17	820
Duerr AG	286	11,692
DWS Group GmbH & Co. KGaA, 144A*(b)	242	7,183
E.ON SE	13,508	148,807
Elmos Semiconductor AG	61	1,683
ElringKlinger AG(a)	181	1,318
Encavis AG	512	3,494
Evonik Industries AG	1,014	28,546
Evotec AG*	761	17,883
FinTech Group AG*	85	1,934
Fraport AG Frankfurt Airport Services Worldwide	242	19,439
Freenet AG	844	17,775
Fresenius Medical Care AG & Co. KGaA	1,334	104,516
Fresenius SE & Co. KGaA	2,569	144,440
GEA Group AG	1,045	25,045
Gerresheimer AG	180	13,820
GFT Technologies SE	102	914
GRENKE AG(a)	157	16,019
H&R GmbH & Co. KGaA	92	746
Hamborner REIT AG REIT	492	4,981
Hamburger Hafen und Logistik AG	157	3,429
Hannover Rueck SE	366	54,536
Hapag-Lloyd AG, 144A	183	5,391
HeidelbergCement AG	936	68,819
Heidelberger Druckmaschinen AG*	1,627	2,911
HelloFresh SE*	430	4,686
Henkel AG & Co. KGaA	639	60,036
HOCHTIEF AG	127	20,137
Hornbach Holding AG & Co. KGAA	57	2,989
HUGO BOSS AG	404	29,879
Hypoport AG*	19	3,622
Indus Holding AG	94	4,475
Infineon Technologies AG	7,035	154,478
Innogy SE, 144A	89	4,114
Innogy SE*	785	33,314
Isra Vision AG	91	3,835
Jenoptik AG	285	10,380
JOST Werke AG, 144A	130	4,303
K+S AG	1,100	20,964
KION Group AG	419	23,887
Kloeckner & Co. SE	450	3,332
Koenig & Bauer AG	77	3,561
Krones AG(a)	96	8,020
KWS Saat SE	9	2,841
LANXESS AG	512	27,750
LEG Immobilien AG	410	45,777
Leoni AG	179	4,882
MBB SE	10	886
Merck KGaA	800	82,606
METRO AG	1,115	18,726
MLP SE	386	1,991
MorphoSys AG*	187	19,207
MTU Aero Engines AG	326	69,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	910	214,365
Nemetschek SE	114	16,650
Nordex SE*(a)	406	5,195

Norma Group SE	189	10,134
OHB SE	36	1,349
OSRAM Licht AG(a)	638	27,649
PATRIZIA Immobilien AG	284	6,154
Pfeiffer Vacuum Technology AG	31	4,728
ProSiebenSat.1 Media SE	1,421	25,926
Puma SE	51	28,744
Rational AG	23	15,069
Rheinmetall AG	261	27,918
RHOEN-KLINIKUM AG	158	4,295
RIB Software SE	209	3,045
Rocket Internet SE, 144A*	454	10,679
RWE AG	3,215	78,477
SAF-Holland SA	287	3,506
Salzgitter AG	212	6,477
SAP SE	6,088	652,315
Scout24 AG, 144A	640	33,705
Senvion SA*	138	188
SGL Carbon SE*(a)	307	2,486
Siemens AG	4,724	516,536
Siemens Healthineers AG, 144A	912	36,951
Siltronic AG	118	11,535
Sixt Leasing SE	78	1,230
Sixt SE	59	5,429
SLM Solutions Group AG*	74	751
SMA Solar Technology AG(a)	72	1,893
Software AG	283	10,349
STRATEC SE	31	2,169
Stroeer SE & Co. KGaA	151	8,957
Suedzucker AG	409	5,980
Surteco Group SE	50	1,464
Symrise AG	737	64,952
TAG Immobilien AG	766	17,861
Takkt AG	200	3,344
Telefonica Deutschland Holding AG	4,231	13,889
thyssenkrupp AG	2,750	41,133
TLG Immobilien AG	632	18,331
Uniper SE	1,258	36,646
United Internet AG	743	27,036
Varta AG*	121	4,806
VERBIO Vereinigte BioEnergie AG	156	1,200
Volkswagen AG	209	36,943
Vonovia SE	3,006	145,794
Vossloh AG	65	3,053
Wacker Neuson SE	177	4,051
Washtec AG	54	3,305
Wirecard AG	724	99,233
Wuestenrot & Wuerttembergische AG	116	2,217
XING AG	15	5,136
Zalando SE, 144A*	670	24,692
zooplus AG*	30	3,958

		7,505,815

Ireland - 1.9%
AerCap Holdings NV*	806	36,383
AIB Group PLC	5,268	24,783
Bank of Ireland Group PLC	5,714	37,144
C&C Group PLC	1,852	6,446
Cairn Homes PLC*	3,743	5,765
CRH PLC	5,121	162,165
Dalata Hotel Group PLC	1,032	7,125
Glanbia PLC	1,284	26,040
Glenveagh Properties PLC, 144A*	3,231	3,161
Green REIT PLC REIT	3,873	6,493
Hibernia REIT PLC REIT	4,154	6,067
Irish Residential Properties REIT PLC REIT	2,325	4,125
Kerry Group PLC, Class A	972	100,057
Kingspan Group PLC	931	43,905
Origin Enterprises PLC	781	4,815
Paddy Power Betfair PLC	491	39,708
Permanent TSB Group Holdings PLC*	855	1,537
Ryanair Holdings PLC*	1,136	15,700
Smurfit Kappa Group PLC	1,419	40,254

		571,673

Italy - 7.1%
A2A SpA	8,818	15,627
ACEA SpA	266	4,206
Aeroporto Guglielmo Marconi Di Bologna SpA	76	1,030
Amplifon SpA	558	10,384
Anima Holding SpA, 144A	1,722	7,474
Arnoldo Mondadori Editore SpA*	587	1,168
Ascopiave SpA	312	1,194
Assicurazioni Generali SpA	7,216	128,822
ASTM SpA	241	6,319
Atlantia SpA	3,046	74,075
Autogrill SpA	776	6,664
Azimut Holding SpA(a)	721	10,542
Banca Carige SpA*(c)	231,170	394
Banca Farmafactoring SpA, 144A	323	1,927
Banca Generali SpA	355	8,867
Banca IFIS SpA	109	2,275
Banca Mediolanum SpA	1,539	10,731
Banca Monte dei Paschi di Siena SpA*	1,857	2,876
Banca Popolare di Sondrio SCPA	2,763	8,089
Banco BPM SpA*(a)	9,255	22,444

Biesse SpA	67	1,501
Bio On SpA*	85	5,695
BPER Banca	2,810	11,874
Brembo SpA	826	9,997
Brunello Cucinelli SpA	201	7,830
Buzzi Unicem SpA	408	7,982
Buzzi Unicem SpA-RSP	263	3,291
Cairo Communication SpA	492	2,239
Carel Industries SpA, 144A*	178	2,053
Cementir Holding SpA	156	1,086
Cerved Group SpA	1,078	9,938
CIR-Compagnie Industriali Riunite SpA	2,361	2,927
Credito Emiliano SpA	567	3,483
Credito Valtellinese SpA*	37,266	3,116
Danieli & C Officine Meccaniche SpA	72	1,450
Danieli & C Officine Meccaniche SpA-RSP	198	3,171
Datalogic SpA	115	3,113
Davide Campari-Milano SpA	3,695	35,241
De’ Longhi SpA	428	11,246
DeA Capital SpA*	561	854
DiaSorin SpA	138	13,538
doBank SpA, 144A	212	3,111
El.En. SpA	51	1,035
Enav SpA, 144A	1,464	7,527
Enel SpA	50,915	308,098
Eni SpA	15,568	268,557
ERG SpA	344	6,844
Falck Renewables SpA	806	2,650
Ferrari NV	764	98,329
Fila SpA	141	2,313
Fincantieri SpA	3,066	4,384
FinecoBank Banca Fineco SpA	2,527	31,402
Geox SpA	496	1,014
Gima TT SpA, 144A	238	1,773
Gruppo MutuiOnline SpA	137	2,521
Hera SpA	5,340	17,797
IMA Industria Macchine Automatiche SpA	93	5,934
Immobiliare Grande Distribuzione SIIQ SpA REIT	388	2,751
Infrastrutture Wireless Italiane SpA, 144A	1,451	12,791
Interpump Group SpA	494	16,014
Intesa Sanpaolo SpA	91,319	225,296
Iren SpA	4,715	11,724
Italgas SpA	2,762	16,732
Italmobiliare SpA	96	2,200
Juventus Football Club SpA*	2,120	2,908
La Doria SpA	32	311
Leonardo SpA	2,545	25,665
Maire Tecnimont SpA	740	3,020
MARR SpA	219	5,156
Mediaset SpA*(a)	1,778	5,659
Mediobanca SpA	3,764	37,770
Moncler SpA	1,069	41,001
OVS SpA, 144A*(a)	1,120	1,870
Piaggio & C SpA	1,061	2,703
Pirelli & C SpA, 144A*	2,401	16,113
Poste Italiane SpA, 144A	3,245	29,270
Prysmian SpA	1,415	28,890
RAI Way SpA, 144A	652	3,549
Recordati SpA	661	24,864
Reply SpA	114	6,840
Saipem SpA*	3,799	19,726
Salini Impregilo SpA	1,133	2,701
Salvatore Ferragamo SpA	266	5,650
Saras SpA	3,619	7,163
Snam SpA	13,863	68,514
Societa Cattolica di Assicurazioni SC	874	8,142
Societa Iniziative Autostradali e Servizi SpA	449	7,513
Tamburi Investment Partners SpA	520	3,620
Technogym SpA, 144A	555	7,108
Telecom Italia SpA*	69,433	42,316
Telecom Italia SpA-RSP	39,569	21,563
Terna Rete Elettrica Nazionale SpA	8,648	53,787
Tod’s SpA	59	2,903
UniCredit SpA	12,441	169,331
Unione di Banche Italiane SpA	6,708	19,998
Unipol Gruppo SpA	2,098	9,562
Zignago Vetro SpA	87	939

		2,203,655

Luxembourg - 1.0%
APERAM SA	343	11,205
ArcelorMittal	4,140	95,170
Aroundtown SA	4,736	39,863
Corestate Capital Holding SA*	79	2,714
Eurofins Scientific SE(a)	71	29,897
Grand City Properties SA	719	16,929
RTL Group SA	221	12,463
SES SA	2,248	45,169
Solutions 30 SE*	430	5,341
Stabilus SA	148	8,552
Tenaris SA	2,818	37,599

		304,902

Netherlands - 9.3%
Aalberts Industries NV	642	23,726
ABN AMRO Group NV, 144A	2,641	64,045
Accell Group NV	149	3,268
Adyen NV, 144A*	46	34,533
Aegon NV	10,857	58,387
Akzo Nobel NV	1,354	122,793
AMG Advanced Metallurgical Group NV	205	7,947
Arcadis NV	379	6,372
Argenx SE*	157	20,858
ASM International NV	266	14,505
ASML Holding NV	2,531	463,846
ASR Nederland NV	868	38,248
Basic-Fit NV, 144A*	178	5,770
BE Semiconductor Industries NV	539	13,488
BinckBank NV	434	3,090
Boskalis Westminster(a)	526	14,808
Brunel International NV	151	2,126
Constellium NV, Class A*	742	7,019
Corbion NV	350	10,709
Eurocommercial Properties NV	264	7,711
Euronext NV, 144A	366	22,335
EXOR NV	645	39,691
Flow Traders, 144A	199	5,772
ForFarmers NV	137	1,283
Fugro NV*	486	5,506
Gemalto NV*	603	34,911
Heineken Holding NV	687	66,460
Heineken NV	1,600	161,245
IMCD NV	348	27,312
ING Groep NV	24,198	320,159
Intertrust NV, 144A	361	6,820
InterXion Holding NV*	441	28,886
Kendrion NV	74	1,793
Koninklijke Ahold Delhaize NV	7,324	188,898
Koninklijke BAM Groep NV	1,365	5,558
Koninklijke DSM NV	1,134	121,764
Koninklijke KPN NV	21,083	65,036
Koninklijke Philips NV	5,819	231,659
Koninklijke Volkerwessels NV	168	3,487
Koninklijke Vopak NV	412	20,146
NN Group NV	1,849	80,550
NSI NV REIT	116	4,836
NXP Semiconductors NV	2,125	194,055
OCI NV*	429	10,184
Pharming Group NV*	3,467	3,656
PostNL NV	2,514	6,763
ProQR Therapeutics NV*	156	2,078
QIAGEN NV*	1,383	52,887
Randstad NV	755	40,320
SBM Offshore NV	1,087	20,512
Shop Apotheke Europe NV, 144A*	68	2,800
SIF Holding NV	56	618
Signify NV, 144A	676	17,954
Takeaway.com NV, 144A*	221	16,189
TKH Group NV	211	10,344
TomTom NV*	802	6,625
Vastned Retail NV REIT	101	3,854
Wereldhave NV REIT	239	6,973
Wessanen	436	4,396
Wolters Kluwer NV	1,789	117,983

		2,885,547

Portugal - 0.6%
Altri SGPS SA	410	3,348
Banco Comercial Portugues SA, Class R*	57,035	15,635
Corticeira Amorim SGPS SA	314	3,600
CTT-Correios de Portugal SA	807	2,545
EDP - Energias de Portugal SA	15,771	57,852
Galp Energia SGPS SA	2,979	48,896
Jeronimo Martins SGPS SA	1,633	24,611
Mota-Engil SGPS SA*	653	1,497
Navigator Co. SA	1,574	7,716
NOS SGPS SA	1,465	8,748
REN - Redes Energeticas Nacionais SGPS SA	2,502	7,428
Semapa-Sociedade de Investimento e Gestao	149	2,600
Sonae SGPS SA	5,078	5,418

		189,894

Spain - 9.4%
Acciona SA	156	15,161
Acerinox SA	909	9,624
ACS Actividades de Construccion y Servicios SA(a)	1,541	68,324
Aedas Homes SAU, 144A*	149	3,986
Aena SME SA, 144A	425	75,848
Almirall SA	353	6,183
Amadeus IT Group SA	2,698	203,157
Applus Services SA	802	9,752
Atresmedia Corp. de Medios de Comunicacion SA	534	2,652
Banco Bilbao Vizcaya Argentaria SA	41,165	256,310
Banco de Sabadell SA	35,429	40,359
Banco Santander SA	101,064	493,847
Bankia SA	7,651	23,367
Bankinter SA	4,194	34,452

Bolsas y Mercados Espanoles SHMSF SA	449	12,809
CaixaBank SA	22,234	79,310
Cellnex Telecom SA, 144A*	896	23,165
Cia de Distribucion Integral Logista Holdings SA	309	7,782
CIE Automotive SA	409	11,630
Construcciones y Auxiliar de Ferrocarriles SA	122	5,801
Corp. Financiera Alba SA	72	3,591
Distribuidora Internacional de Alimentacion SA(a)	3,620	2,348
Ebro Foods SA	526	11,218
eDreams ODIGEO SA*	633	2,016
Enagas SA	1,427	40,660
Ence Energia y Celulosa SA	678	4,882
Endesa SA	1,941	48,902
Ercros SA	658	2,561
Euskaltel SA, 144A	512	4,572
Faes Farma SA	1,662	6,257
Ferrovial SA	2,994	68,996
Fluidra SA*	297	3,328
Fomento de Construcciones y Contratas SA*	505	7,467
Gestamp Automocion SA, 144A	967	5,885
Global Dominion Access SA, 144A*	641	3,503
Grifols SA	1,868	48,572
Grupo Catalana Occidente SA	222	7,904
Iberdrola SA	38,486	321,840
Indra Sistemas SA*	685	7,414
Industria de Diseno Textil SA	6,687	201,866
Inmobiliaria Colonial Socimi SA REIT	1,549	15,972
Lar Espana Real Estate Socimi SA REIT	569	5,113
Liberbank SA*	14,561	7,122
Mapfre SA	6,098	17,229
Masmovil Ibercom SA*	444	9,252
Mediaset Espana Comunicacion SA	986	7,400
Melia Hotels International SA	680	6,493
Merlin Properties Socimi SA REIT	2,031	26,359
Metrovacesa SA, 144A*	244	3,150
Miquel y Costas & Miquel SA	153	2,938
Naturgy Energy Group SA	2,130	57,831
Neinor Homes SA, 144A*	532	6,971
Obrascon Huarte Lain SA	632	632
Promotora de Informaciones SA, Class A*	1,428	2,755
Prosegur Cia de Seguridad SA	1,647	9,209
Red Electrica Corp. SA	2,629	56,817
Repsol SA	8,699	149,657
Sacyr SA	2,266	5,449
Siemens Gamesa Renewable Energy SA*	1,378	21,089
Solaria Energia y Medio Ambiente SA*	324	1,949
Talgo SA, 144A*	639	4,281
Tecnicas Reunidas SA	198	5,297
Telefonica SA	29,115	251,324
Telepizza Group SA, 144A	567	4,018
Tubacex SA	677	2,329
Unicaja Banco SA, 144A	4,265	4,997
Viscofan SA	241	14,076
Zardoya Otis SA	1,132	9,464

		2,896,474

Switzerland(d) - 0.2%
EDAG Engineering Group AG*	72	1,246
STMicroelectronics NV	4,304	70,350

		71,596

United Kingdom(d) - 2.5%
CNH Industrial NV	6,147	66,591
Coca-Cola European Partners PLC	1,356	63,922
Dialog Semiconductor PLC*	462	14,089
Fiat Chrysler Automobiles NV*	6,648	98,167
International Consolidated Airlines Group SA	215	1,701
Stallergenes Greer PLC*	27	844
Unilever NV	9,509	514,463

		759,777

TOTAL COMMON STOCKS
(Cost $29,399,027)		29,535,651

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	373	27,535
Biotest AG	133	3,457
Draegerwerk AG & Co. KGaA	52	2,922
FUCHS PETROLUB SE	432	19,311
Henkel AG & Co. KGaA	1,110	110,904
Jungheinrich AG	283	8,762
Porsche Automobil Holding SE	959	63,944
Sartorius AG	222	35,200
Sixt SE	106	7,090
STO SE & Co. KGaA	15	1,445
Volkswagen AG	1,142	196,014

		476,584

TOTAL PREFERRED STOCKS
(Cost $476,743)		476,584

RIGHTS - 0.0%
Belgium - 0.0%
Montea C.V.A*, expires 03/05/19
(Cost $0)	65	30

WARRANT - 0.0%
Spain - 0.0%
Abengoa SA*, expires 3/31/25
(Cost $43)	7,125	81

SECURITIES LENDING COLLATERAL - 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31%(e)(f)
(Cost $1,143,825)	1,143,825	1,143,825

CASH EQUIVALENTS - 3.6%
DWS Government Money Market Series “Institutional Shares”, 2.38%(e)
(Cost $1,116,556)	1,116,556	1,116,556

TOTAL INVESTMENTS - 104.3%
(Cost $32,136,194)		$32,272,727
Other assets and liabilities, net - (4.3%)		(1,344,132)

NET ASSETS - 100.0%		$30,928,595

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:
Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG(b)
158,904	7,752	(30,603)	(21,604)	(1,655)	—	—	12,151	112,794
DWS Group GmbH & Co. KGaA, 144A(b)
—	8,101	(2,028)	171	939	—	—	242	7,183
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(e)(f)
2,729,041	—	(1,585,216)(g)	—	—	13,379	—	1,143,825	1,143,825
CASH EQUIVALENTS — 3.6%
DWS Government Money Market Series “Institutional Shares”, 2.38%(e)
—	4,039,189	(2,922,633)	—	—	9,560	—	1,116,556	1,116,556

2,887,945	4,055,042	(4,540,480)	(21,433)	(716)	22,939	—	2,272,774	2,380,358

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $1,051,660, which is 3.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$5,310,153	17.7%
Industrials	4,590,203	15.2
Consumer Discretionary	3,818,805	12.8
Consumer Staples	2,942,740	9.8
Information Technology	2,760,722	9.2
Health Care	2,260,998	7.5
Materials	2,206,964	7.4
Utilities	1,765,858	5.9
Communication Services	1,718,801	5.7
Energy	1,707,578	5.7
Real Estate	929,524	3.1

Total	$30,012,346	100.0%

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
EURO STOXX Futures	EUR	23	$793,427	$862,801	3/15/2019	$74,842

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	3/5/2019	EUR	12,402,800	USD	14,266,097	$152,373	$—
JP Morgan & Chase Co.	3/5/2019	EUR	15,442,400	USD	17,760,783	188,156	—
JP Morgan & Chase Co.	3/5/2019	EUR	2,188,000	USD	2,516,688	26,861	—
Goldman Sachs & Co.	3/5/2019	USD	14,124,248	EUR	12,402,800	—	(10,523)
JP Morgan & Chase Co.	3/5/2019	USD	14,534,301	EUR	12,762,900	—	(10,802)
JP Morgan & Chase Co.	3/5/2019	USD	4,076,606	EUR	3,595,100	14,426	—
JP Morgan & Chase Co.	3/5/2019	USD	1,358,907	EUR	1,198,400	4,809	—
JP Morgan & Chase Co.	3/5/2019	USD	84,788	EUR	74,000	—	(581)
Goldman Sachs & Co.	4/3/2019	EUR	12,402,800	USD	14,158,429	8,843	—
JP Morgan & Chase Co.	4/3/2019	EUR	12,762,900	USD	14,569,335	8,933	—
JP Morgan & Chase Co.	4/3/2019	EUR	952,000	USD	1,086,729	651	—

Total unrealized appreciation (depreciation)						$405,052	$(21,906)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$29,535,257	$—	$394	$29,535,651
Preferred Stocks(j)	476,584	—	—	476,584
Rights	30	—	—	30
Warrant	81	—	—	81
Short-Term Investments(j)	2,260,381	—	—	2,260,381
Derivatives(k)
Forward Foreign Currency Contracts	—	405,052	—	405,052
Futures Contracts	74,842	—	—	74,842

TOTAL	$32,347,175	$405,052	$394	$32,752,621

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(21,906)	$—	$(21,906)

TOTAL	$—	$(21,906)	$—	$(21,906)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2019, the amount of transfers between Level 1 and Level 3 was $2,108. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.7%
Communication Services - 6.0%
1&1 Drillisch AG	988	$39,086
Axel Springer SE	921	52,537
Deutsche Telekom AG	62,816	1,034,954
ProSiebenSat.1 Media SE	4,272	77,941
RTL Group SA	725	40,886
Telefonica Deutschland Holding AG	14,575	47,845
United Internet AG	2,298	83,617

		1,376,866

Consumer Discretionary - 13.8%
adidas AG	3,397	825,332
Bayerische Motoren Werke AG	6,239	527,344
Continental AG	2,067	338,560
Daimler AG	17,137	1,026,474
Delivery Hero SE, 144A*	1,732	67,140
HUGO BOSS AG	1,188	87,861
Puma SE	154	86,795
Volkswagen AG	612	108,177
Zalando SE, 144A*	2,152	79,308

		3,146,991

Consumer Staples - 1.8%
Beiersdorf AG	1,915	177,655
Henkel AG & Co. KGaA	1,972	185,276
METRO AG	3,351	56,278

		419,209

Financials - 15.6%
Allianz SE	7,995	1,778,768
Commerzbank AG*	18,599	153,483
Deutsche Bank AG(a)	37,025	343,693
Deutsche Boerse AG	3,577	452,028
Hannover Rueck SE	1,148	171,059
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,805	660,762

		3,559,793

Health Care - 11.8%
Bayer AG	17,556	1,403,426
Fresenius Medical Care AG & Co. KGaA	4,045	316,916
Fresenius SE & Co. KGaA	7,862	442,034
Merck KGaA	2,443	252,258
QIAGEN NV*	4,372	167,190
Siemens Healthineers AG, 144A	2,792	113,120

		2,694,944

Industrials - 13.0%
Brenntag AG	2,872	142,431
Deutsche Lufthansa AG	4,401	112,383
Deutsche Post AG	18,661	579,893
Fraport AG Frankfurt Airport Services Worldwide	776	62,333
GEA Group AG	3,034	72,713
HOCHTIEF AG	395	62,631
KION Group AG	1,317	75,081
MTU Aero Engines AG	982	210,550
OSRAM Licht AG	1,822	78,960
Siemens AG	14,409	1,575,523

		2,972,498

Information Technology - 12.0%
Infineon Technologies AG	21,445	470,899
SAP SE	18,506	1,982,876
Wirecard AG	2,206	302,360

		2,756,135

Materials - 9.8%
BASF SE	17,302	1,318,373
Covestro AG, 144A	3,633	207,196
Evonik Industries AG	3,117	87,749
HeidelbergCement AG	2,812	206,752
LANXESS AG	1,624	88,020
Symrise AG	2,328	205,166
thyssenkrupp AG	8,094	121,066

		2,234,322

Real Estate - 3.9%
Aroundtown SA	14,924	125,617
Deutsche Wohnen SE	6,710	312,924
Vonovia SE	9,189	445,674

		884,215

Utilities - 4.0%
E.ON SE	41,572	457,965
Innogy SE*	2,517	106,817
Innogy SE, 144A	180	8,321
RWE AG	9,780	238,726
Uniper SE	3,779	110,083

		921,912

TOTAL COMMON STOCKS
(Cost $23,863,847)		20,966,885

PREFERRED STOCKS - 6.0%
Consumer Discretionary - 3.8%
Bayerische Motoren Werke AG	1,049	77,438
Porsche Automobil Holding SE	2,888	192,564
Volkswagen AG	3,493	599,542

		869,544

Consumer Staples - 1.5%
Henkel AG & Co. KGaA	3,348	334,511

Health Care - 0.5%
Sartorius AG	660	104,650

Materials - 0.2%
FUCHS PETROLUB SE	1,304	58,291

TOTAL PREFERRED STOCKS
(Cost $1,813,673)		1,366,996

EXCHANGE-TRADED FUND - 0.2%
iShares Currency Hedged MSCI Germany ETF
(Cost $50,544)	1,950	50,505

CASH EQUIVALENTS - 1.9%
DWS Government Money Market Series “Institutional Shares” , 2.38%(b)
(Cost $426,172)	426,172	426,172

TOTAL INVESTMENTS - 99.8%
(Cost $26,154,236)		$22,810,558
Other assets and liabilities, net - 0.2%		53,500

NET ASSETS - 100.0%		$22,864,058

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCK — 1.5%
Financials — 1.5%
Deutsche Bank AG(a)
528,438	45,966	(167,470)	(224,882)	161,641	—	—	37,025	343,693
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(b)(c)
—	—	—	—	—	15	—	—	—
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 2.38%(b)
—	2,319,059	(1,892,887)	—	—	4,334	—	426,172	426,172

528,438	2,365,025	(2,060,357)	(224,882)	161,641	4,349	—	463,197	769,865

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(d)
DAX Mini Futures	EUR	7	$427,308	$458,620	3/15/2019	$34,469

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	3/5/2019	EUR	4,582,834	USD	5,271,322	$56,302	$—
RBC Capital Markets	3/5/2019	EUR	6,244,933	USD	7,182,485	76,084	—
RBC Capital Markets	3/5/2019	EUR	1,414,000	USD	1,626,414	17,357	—
The Bank of Nova Scotia	3/5/2019	EUR	7,010,333	USD	8,062,759	85,374	—
Goldman Sachs & Co.	3/5/2019	USD	5,218,909	EUR	4,582,834	—	(3,888)
RBC Capital Markets	3/5/2019	USD	8,681,373	EUR	7,623,933	—	(5,744)
RBC Capital Markets	3/5/2019	USD	40,098	EUR	35,000	—	(270)
The Bank of Nova Scotia	3/5/2019	USD	7,982,666	EUR	7,010,333	—	(5,281)
Goldman Sachs & Co.	4/3/2019	EUR	4,582,834	USD	5,231,539	3,268	—
RBC Capital Markets	4/3/2019	EUR	427,000	USD	487,441	303	—
RBC Capital Markets	4/3/2019	EUR	7,623,933	USD	8,702,384	4,711	—
The Bank of Nova Scotia	4/3/2019	EUR	7,010,333	USD	8,001,910	4,255	—

Total unrealized appreciation (depreciation)						$247,654	$(15,183)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$20,966,885	$—	$—	$20,966,885
Preferred Stocks(f)	1,366,996	—	—	1,366,996
Exchange-Traded Fund	50,505	—	—	50,505
Short-Term Investments	426,172	—	—	426,172
Derivatives(g)
Forward Foreign Currency Contracts	—	247,654	—	247,654
Futures Contracts	34,469	—	—	34,469

TOTAL	$22,845,027	$247,654	$—	$23,092,681

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Forward Foreign Currency Contracts	$—	$(15,183)	$—	$(15,183)

TOTAL	$—	$(15,183)	$—	$(15,183)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 8.2%
CyberAgent, Inc.	18,600	$578,199
DeNA Co. Ltd.	16,916	260,270
Dentsu, Inc.(a)	38,136	1,590,925
Hakuhodo DY Holdings, Inc.	42,180	645,954
Kakaku.com, Inc.	22,536	432,867
KDDI Corp.	308,115	7,431,635
Konami Holdings Corp.	16,564	682,829
LINE Corp.*(a)	13,747	506,887
Nexon Co. Ltd.*	73,464	1,164,589
Nintendo Co. Ltd.	19,721	5,385,612
Nippon Telegraph & Telephone Corp.	112,176	4,831,624
NTT DOCOMO, Inc.	230,605	5,361,440
SoftBank Corp.*(a)	291,300	3,632,593
SoftBank Group Corp.	143,793	13,261,491
Toho Co. Ltd.	17,098	610,506
Yahoo Japan Corp.	483,128	1,291,635

		47,669,056

Consumer Discretionary - 18.0%
ABC-Mart, Inc.(a)	6,711	384,122
Aisin Seiki Co. Ltd.	28,223	1,100,156
Asics Corp.	27,215	361,841
Bandai Namco Holdings, Inc.	34,907	1,484,405
Benesse Holdings, Inc.	12,588	341,620
Bridgestone Corp.	105,307	4,150,304
Casio Computer Co. Ltd.	33,592	455,367
Denso Corp.	75,310	3,230,901
Fast Retailing Co. Ltd.(a)	10,389	4,861,528
Hikari Tsushin, Inc.	4,252	761,023
Honda Motor Co. Ltd.	284,545	8,048,898
Iida Group Holdings Co. Ltd.	26,066	475,649
Isetan Mitsukoshi Holdings Ltd.	57,675	572,274
Isuzu Motors Ltd.	95,695	1,369,770
J. Front Retailing Co. Ltd.(a)	43,000	475,656
Koito Manufacturing Co. Ltd.	17,872	1,032,572
Marui Group Co. Ltd.	33,402	587,041
Mazda Motor Corp.	99,104	1,162,504
McDonald’s Holdings Co. Japan Ltd.	13,219	591,781
Mitsubishi Motors Corp.	113,838	638,306
NGK Spark Plug Co. Ltd.	27,490	583,514
Nikon Corp.	53,359	807,099
Nissan Motor Co. Ltd.	404,147	3,489,446
Nitori Holdings Co. Ltd.	14,047	1,749,810
Oriental Land Co. Ltd.	34,925	3,831,990
Pan Pacific International Holdings Corp.	20,450	1,218,212
Panasonic Corp.	384,144	3,532,477
Rakuten, Inc.	146,938	1,154,781
Rinnai Corp.	6,755	453,909
Ryohin Keikaku Co. Ltd.(a)	4,770	1,130,610
Sankyo Co. Ltd.	9,053	332,995
Sega Sammy Holdings, Inc.	30,888	359,134
Sekisui Chemical Co. Ltd.	64,752	1,014,863
Sekisui House Ltd.	104,052	1,562,204
Sharp Corp.	37,755	441,009
Shimamura Co. Ltd.(a)	4,470	377,362
Shimano, Inc.	13,284	2,015,273
Sony Corp.	221,193	10,598,769
Stanley Electric Co. Ltd.	20,146	578,363
Subaru Corp.	107,517	2,726,388
Sumitomo Electric Industries Ltd.	131,313	1,824,822
Sumitomo Rubber Industries Ltd.	29,430	377,826
Suzuki Motor Corp.	59,789	3,057,974
Takashimaya Co. Ltd.(a)	22,861	300,465
Toyoda Gosei Co. Ltd.	12,763	288,775
Toyota Industries Corp.	24,299	1,244,761
Toyota Motor Corp.	397,473	23,880,830
USS Co. Ltd.	40,218	731,728
Yamada Denki Co. Ltd.	104,247	503,161
Yamaha Corp.	21,607	1,062,274
Yamaha Motor Co. Ltd.	48,724	986,588
Yokohama Rubber Co. Ltd.	16,946	345,260
ZOZO, Inc.	35,434	666,305

		105,314,695

Consumer Staples - 8.4%
Aeon Co. Ltd.(a)	101,802	2,142,623
Ajinomoto Co., Inc.	76,701	1,158,790
Asahi Group Holdings Ltd.	62,597	2,699,536
Calbee, Inc.	13,408	371,091
Coca-Cola Bottlers Japan Holdings, Inc.	23,300	599,510
FamilyMart UNY Holdings Co. Ltd.(a)	46,936	1,336,938
Japan Tobacco, Inc.	191,389	4,864,352
Kao Corp.	83,884	6,339,558
Kikkoman Corp.	23,848	1,185,286
Kirin Holdings Co. Ltd.	143,189	3,197,393
Kobayashi Pharmaceutical Co. Ltd.	9,900	797,578
Kose Corp.	5,988	968,051
Lawson, Inc.(a)	10,069	609,750
Lion Corp.	40,288	825,169
MEIJI Holdings Co. Ltd.	20,893	1,653,221
NH Foods Ltd.	16,511	602,137
Nisshin Seifun Group, Inc.	35,475	760,008
Nissin Foods Holdings Co. Ltd.	12,870	892,523

Pigeon Corp.	20,100	818,678
Pola Orbis Holdings, Inc.	16,879	473,215
Seven & i Holdings Co. Ltd.	129,902	5,703,498
Shiseido Co. Ltd.	65,807	4,338,131
Sundrug Co. Ltd.	13,357	408,625
Suntory Beverage & Food Ltd.	22,136	975,084
Toyo Suisan Kaisha Ltd.	13,612	504,352
Tsuruha Holdings, Inc.	7,397	654,326
Unicharm Corp.	70,474	2,241,334
Welcia Holdings Co. Ltd.	9,800	347,284
Yakult Honsha Co. Ltd.	20,938	1,403,193
Yamazaki Baking Co. Ltd.	19,306	330,124

		49,201,358

Energy - 1.0%
Idemitsu Kosan Co. Ltd.	24,612	872,179
Inpex Corp.	174,944	1,699,765
JXTG Holdings, Inc.	555,937	2,597,016
Showa Shell Sekiyu KK	33,014	494,625

		5,663,585

Financials - 11.0%
Acom Co. Ltd.(a)	68,274	233,368
AEON Financial Service Co. Ltd.	14,272	280,280
Aozora Bank Ltd.	16,492	474,941
Bank of Kyoto Ltd.	10,904	487,655
Chiba Bank Ltd.	101,060	612,897
Concordia Financial Group Ltd.	184,438	746,257
Credit Saison Co. Ltd.	26,692	386,976
Dai-ichi Life Holdings, Inc.	192,019	2,903,584
Daiwa Securities Group, Inc.	276,744	1,404,017
Fukuoka Financial Group, Inc.	25,548	551,918
Japan Exchange Group, Inc.	87,832	1,548,377
Japan Post Bank Co. Ltd.	70,725	788,689
Japan Post Holdings Co. Ltd.	278,070	3,380,297
Mebuki Financial Group, Inc.	149,362	403,337
Mitsubishi UFJ Financial Group, Inc.	2,055,742	10,636,042
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,116	351,579
Mizuho Financial Group, Inc.	4,230,672	6,649,744
MS&AD Insurance Group Holdings, Inc.	79,789	2,392,990
Nomura Holdings, Inc.	588,977	2,275,275
ORIX Corp.	232,227	3,358,453
Resona Holdings, Inc.	356,676	1,610,506
SBI Holdings, Inc.	39,699	834,831
Seven Bank Ltd.	100,804	293,916
Shinsei Bank Ltd.	24,247	332,604
Shizuoka Bank Ltd.	71,882	566,853
Sompo Holdings, Inc.	56,375	2,102,461
Sony Financial Holdings, Inc.	29,982	566,206
Sumitomo Mitsui Financial Group, Inc.	232,972	8,239,139
Sumitomo Mitsui Trust Holdings, Inc.	56,162	2,125,757
T&D Holdings, Inc.	95,949	1,150,458
Tokio Marine Holdings, Inc.	114,471	5,572,329
Tokyo Century Corp.	8,800	391,980
Yamaguchi Financial Group, Inc.	39,764	370,296

		64,024,012

Health Care - 9.0%
Alfresa Holdings Corp.	33,190	960,281
Asahi Intecc Co. Ltd.	16,900	811,152
Astellas Pharma, Inc.	327,735	5,052,820
Chugai Pharmaceutical Co. Ltd.	39,645	2,692,438
Daiichi Sankyo Co. Ltd.	98,061	3,665,906
Eisai Co. Ltd.	43,412	3,581,154
Hisamitsu Pharmaceutical Co., Inc.(a)	11,406	562,805
Hoya Corp.	66,186	4,040,692
Kyowa Hakko Kirin Co. Ltd.	48,760	930,012
M3, Inc.	72,084	1,193,801
Medipal Holdings Corp.	29,782	693,618
Mitsubishi Tanabe Pharma Corp.	42,161	607,460
Olympus Corp.	50,894	2,248,714
Ono Pharmaceutical Co. Ltd.	65,883	1,352,651
Otsuka Holdings Co. Ltd.	67,800	2,823,555
Santen Pharmaceutical Co. Ltd.	63,774	992,669
Shionogi & Co. Ltd.	46,908	2,994,638
Sumitomo Dainippon Pharma Co. Ltd.	26,848	661,656
Suzuken Co. Ltd.	13,232	724,131
Sysmex Corp.	28,444	1,709,473
Taisho Pharmaceutical Holdings Co. Ltd.	7,246	732,628
Takeda Pharmaceutical Co. Ltd.	258,323	10,357,022
Terumo Corp.	50,751	3,105,206

		52,494,482

Industrials - 20.4%
AGC, Inc.	32,562	1,127,612
Amada Holdings Co. Ltd.	59,434	624,386
ANA Holdings, Inc.	17,318	641,977
Central Japan Railway Co.	24,926	5,584,954
Dai Nippon Printing Co. Ltd.	41,143	951,569
Daifuku Co. Ltd.	17,600	862,118
Daikin Industries Ltd.	42,948	4,658,335
East Japan Railway Co.	52,985	5,067,242
FANUC Corp.	33,589	5,556,732
Fuji Electric Co. Ltd.	18,506	581,088
Hankyu Hanshin Holdings, Inc.	40,940	1,483,852
Hino Motors Ltd.	43,160	396,112

Hitachi Construction Machinery Co. Ltd.	20,320	506,610
Hoshizaki Corp.	10,754	727,449
IHI Corp.	24,268	639,222
ITOCHU Corp.	242,388	4,344,783
Japan Airlines Co. Ltd.	20,654	753,228
Japan Airport Terminal Co. Ltd.	10,335	409,821
JGC Corp.	36,683	532,811
JTEKT Corp.	37,284	461,597
Kajima Corp.	75,376	1,114,427
Kamigumi Co. Ltd.	19,042	440,922
Kawasaki Heavy Industries Ltd.	25,993	666,936
Keihan Holdings Co. Ltd.	16,204	670,169
Keikyu Corp.	41,081	680,353
Keio Corp.	16,936	993,688
Keisei Electric Railway Co. Ltd.	22,584	769,921
Kintetsu Group Holdings Co. Ltd.	29,710	1,340,702
Komatsu Ltd.	163,637	4,009,264
Kubota Corp.	167,863	2,262,721
Kurita Water Industries Ltd.	17,742	446,316
Kyushu Railway Co.	28,000	957,072
LIXIL Group Corp.	42,316	572,869
Makita Corp.	39,944	1,413,709
Marubeni Corp.	268,287	1,912,777
MINEBEA MITSUMI, Inc.	67,624	1,083,537
MISUMI Group, Inc.	50,120	1,214,499
Mitsubishi Corp.	235,191	6,623,286
Mitsubishi Electric Corp.	319,426	3,994,795
Mitsubishi Heavy Industries Ltd.	53,702	2,182,961
Mitsui & Co. Ltd.	288,871	4,535,273
Mitsui OSK Lines Ltd.	17,208	402,933
MonotaRO Co. Ltd.	19,800	466,467
Nabtesco Corp.	16,872	444,864
Nagoya Railroad Co. Ltd.	32,301	888,194
NGK Insulators Ltd.	42,164	642,683
Nidec Corp.	39,645	4,792,683
Nippon Express Co. Ltd.	13,939	821,596
Nippon Yusen KK	26,512	417,428
NSK Ltd.	62,298	571,757
Obayashi Corp.	110,408	1,074,711
Odakyu Electric Railway Co. Ltd.	48,177	1,124,195
Park24 Co. Ltd.	17,068	409,454
Persol Holdings Co. Ltd.	30,700	525,507
Recruit Holdings Co. Ltd.	189,791	5,302,195
Secom Co. Ltd.	36,972	3,190,873
Seibu Holdings, Inc.	39,730	705,028
SG Holdings Co. Ltd.	17,200	503,046
Shimizu Corp.	95,668	839,396
SMC Corp.	9,958	3,461,827
Sohgo Security Services Co. Ltd.	13,222	570,563
Sumitomo Corp.	190,673	2,737,829
Sumitomo Heavy Industries Ltd.	19,558	668,515
Taisei Corp.	37,752	1,781,506
THK Co. Ltd.	18,876	463,327
Tobu Railway Co. Ltd.	34,690	967,890
Tokyu Corp.	86,522	1,464,738
Toppan Printing Co. Ltd.	42,539	676,258
Toshiba Corp.	114,023	3,570,092
TOTO Ltd.	22,638	856,046
Toyota Tsusho Corp.	38,131	1,209,286
West Japan Railway Co.	27,879	2,098,710
Yamato Holdings Co. Ltd.	51,517	1,339,863

		118,787,155

Information Technology - 10.2%
Alps Alpine Co. Ltd.	37,542	736,593
Brother Industries Ltd.	39,722	725,199
Canon, Inc.	173,397	4,979,534
Disco Corp.	5,700	784,443
FUJIFILM Holdings Corp.	66,957	2,998,093
Fujitsu Ltd.	34,240	2,306,627
Hamamatsu Photonics KK	22,088	776,791
Hirose Electric Co. Ltd.	6,266	643,661
Hitachi High-Technologies Corp.	13,470	511,779
Hitachi Ltd.	168,134	5,030,520
Keyence Corp.	16,843	9,811,295
Konica Minolta, Inc.	87,380	846,637
Kyocera Corp.	54,208	2,986,510
Murata Manufacturing Co. Ltd.	30,915	4,805,117
NEC Corp.	46,393	1,546,225
Nippon Electric Glass Co. Ltd.	13,868	374,491
Nomura Research Institute Ltd.	19,974	811,754
NTT Data Corp.	106,540	1,163,228
Obic Co. Ltd.	11,262	1,074,015
Omron Corp.	33,917	1,462,084
Oracle Corp.	7,972	594,333
Otsuka Corp.	18,560	666,871
Renesas Electronics Corp.*	142,100	831,195
Ricoh Co. Ltd.	114,434	1,160,099
Rohm Co. Ltd.	15,812	997,249
Seiko Epson Corp.	45,224	667,821
Shimadzu Corp.	39,436	971,173
SUMCO Corp.	41,800	529,883
TDK Corp.	22,328	1,742,732
Tokyo Electron Ltd.	27,314	3,712,440
Trend Micro, Inc.	20,672	1,018,161
Yaskawa Electric Corp.(a)	42,882	1,217,616
Yokogawa Electric Corp.	41,808	804,166

		59,288,335

Materials - 5.4%
Air Water, Inc.	22,404	356,969
Asahi Kasei Corp.	215,884	2,351,260
Daicel Corp.	42,346	445,247
Hitachi Chemical Co. Ltd.	14,694	266,552
Hitachi Metals Ltd.	38,046	387,065
JFE Holdings, Inc.	82,919	1,444,285
JSR Corp.	34,051	563,927
Kaneka Corp.	10,237	399,965
Kansai Paint Co. Ltd.	30,606	562,064
Kobe Steel Ltd.	55,566	439,184
Kuraray Co. Ltd.	62,921	843,350
Maruichi Steel Tube Ltd.	11,932	358,608
Mitsubishi Chemical Holdings Corp.	234,496	1,729,083
Mitsubishi Gas Chemical Co., Inc.	29,476	450,080
Mitsubishi Materials Corp.	19,272	529,066
Mitsui Chemicals, Inc.	32,381	788,137
Nippon Paint Holdings Co. Ltd.	24,163	927,804
Nippon Steel & Sumitomo Metal Corp.	135,337	2,432,581
Nissan Chemical Corp.	22,402	1,129,496
Nitto Denko Corp.	28,018	1,493,590
Oji Holdings Corp.	144,184	856,321
Shin-Etsu Chemical Co. Ltd.	62,531	5,200,959
Showa Denko KK	24,300	903,633
Sumitomo Chemical Co. Ltd.	257,856	1,276,961
Sumitomo Metal Mining Co. Ltd.	41,205	1,206,595
Taiheiyo Cement Corp.	18,278	623,943
Taiyo Nippon Sanso Corp.	26,980	380,743
Teijin Ltd.	31,559	528,602
Toray Industries, Inc.	237,142	1,649,878
Tosoh Corp.	43,000	633,822
Toyo Seikan Group Holdings Ltd.	25,526	538,848

		31,698,618

Real Estate - 4.0%
Aeon Mall Co. Ltd.	13,722	223,560
Daito Trust Construction Co. Ltd.	12,751	1,765,681
Daiwa House Industry Co. Ltd.	97,717	3,020,096
Daiwa House REIT Investment Corp. REIT(a)	296	659,637
Hulic Co. Ltd.	50,210	460,816
Japan Prime Realty Investment Corp. REIT	127	497,905
Japan Real Estate Investment Corp. REIT	228	1,319,338
Japan Retail Fund Investment Corp. REIT(a)	429	863,658
Mitsubishi Estate Co. Ltd.	208,224	3,573,611
Mitsui Fudosan Co. Ltd.	152,982	3,619,881
Nippon Building Fund, Inc. REIT	233	1,515,498
Nippon Prologis REIT, Inc. REIT	318	675,570
Nomura Real Estate Holdings, Inc.	20,228	382,729
Nomura Real Estate Master Fund, Inc. REIT(a)	675	924,102
Sumitomo Realty & Development Co. Ltd.	61,550	2,299,324
Tokyu Fudosan Holdings Corp.	102,627	566,237
United Urban Investment Corp. REIT	470	727,780

		23,095,423

Utilities - 2.0%
Chubu Electric Power Co., Inc.	109,534	1,722,140
Chugoku Electric Power Co., Inc.(a)	45,968	596,741
Electric Power Development Co. Ltd.	24,266	606,079
Kansai Electric Power Co., Inc.	120,907	1,806,581
Kyushu Electric Power Co., Inc.	66,590	790,967
Osaka Gas Co. Ltd.	65,889	1,347,750
Toho Gas Co. Ltd.	14,028	636,807
Tohoku Electric Power Co., Inc.	72,921	955,140
Tokyo Electric Power Co. Holdings, Inc.*	248,484	1,547,103
Tokyo Gas Co. Ltd.	66,765	1,835,865

		11,845,173

TOTAL COMMON STOCKS
(Cost $601,181,839)		569,081,892

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31%(b)(c)
(Cost $1,269,283)	1,269,283	1,269,283
CASH EQUIVALENTS - 3.6%
DWS ESG Liquidity Fund “Capital Shares” , 2.63%(b)	114,685	114,707
DWS Government Money Market Series “Institutional Shares” , 2.38%(b)	21,046,496	21,046,496

TOTAL CASH EQUIVALENTS
(Cost $21,161,181)		21,161,203

TOTAL INVESTMENTS - 101.4%
(Cost $623,612,303)		$591,512,378
Other assets and liabilities, net - (1.4%)		(8,035,436)

NET ASSETS - 100.0%		$583,476,942

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(b)(c)
1,120,785	148,498(d)	—	—	—	112,976	—	1,269,283	1,269,283
CASH EQUIVALENTS — 3.6%
DWS ESG Liquidity Fund “Capital Shares”, 2.63%(b)
—	10,014,684	(9,899,720)	(280)	23	9,786	—	114,685	114,707
DWS ESG Liquidity Fund “Institutional Shares”, 2.63%(b)
—	9,999,000	(9,999,000)	—	—	18,123	—	—	—
DWS Government Money Market Series “Institutional Shares”, 2.38%(b)
—	125,371,019	(104,324,523)	—	—	114,876	—	21,046,496	21,046,496

1,120,785	145,533,201	(124,223,243)	(280)	23	255,761	—	22,430,464	22,430,486

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $19,862,379, which is 3.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,685,345.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
Nikkei 225 Futures	JPY	24	$4,489,209	$4,605,571	3/07/2019	$45,829
Nikkei 225 Futures	JPY	1	191,360	190,105	6/13/2019	(1,256)
TOPIX Index Futures	JPY	41	5,613,891	5,907,325	3/07/2019	413,673
TOPIX Index Futures	JPY	3	429,956	426,457	6/13/2019	(3,499)

Total net unrealized appreciation						$454,747

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co.	3/5/2019	JPY	109,567,500	USD	1,009,024	$25,640	$—
JP Morgan & Chase Co.	3/5/2019	JPY	18,691,985,200	USD	172,123,275	4,360,053	—
RBC Capital Markets	3/5/2019	JPY	23,454,821,900	USD	215,979,590	5,469,233	—

The Bank of Nova Scotia	3/5/2019	JPY	22,106,196,500	USD	203,559,886	5,153,633	—
The Bank of Nova Scotia	3/5/2019	JPY	2,800,000,000	USD	25,785,032	654,635	—
Goldman Sachs & Co.	3/5/2019	USD	984,331	JPY	109,567,500	—	(948)
JP Morgan & Chase Co.	3/5/2019	USD	167,924,561	JPY	18,691,985,200	—	(161,340)
RBC Capital Markets	3/5/2019	USD	184,607,566	JPY	20,550,514,200	—	(163,783)
RBC Capital Markets	3/5/2019	USD	26,278,157	JPY	2,904,307,700	—	(211,583)
The Bank of Nova Scotia	3/5/2019	USD	26,536,330	JPY	2,911,071,200	—	(409,052)
The Bank of Nova Scotia	3/5/2019	USD	196,243,670	JPY	21,845,845,300	—	(174,106)
The Bank of Nova Scotia	3/5/2019	USD	1,361,534	JPY	149,280,000	—	(21,725)
Goldman Sachs & Co.	4/3/2019	JPY	109,567,500	USD	986,615	853	—
JP Morgan & Chase Co.	4/3/2019	JPY	18,691,985,200	USD	168,310,440	141,584	—
JP Morgan & Chase Co.	4/3/2019	JPY	3,223,000,000	USD	29,020,846	24,021	—
RBC Capital Markets	4/3/2019	JPY	20,550,514,200	USD	185,034,748	144,998	—
The Bank of Nova Scotia	4/3/2019	JPY	21,845,845,300	USD	196,696,007	152,366	—

Total unrealized appreciation (depreciation)						$16,127,016	$(1,142,537)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$569,081,892	$—	$—	$569,081,892
Short-Term Investments(g)	22,430,486	—	—	22,430,486
Derivatives(h)
Forward Foreign Currency Contracts	—	16,127,016	—	16,127,016
Futures Contracts	459,502	—	—	459,502

TOTAL	$591,971,880	$16,127,016	$—	$608,098,896

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(1,142,537)	$—	$(1,142,537)
Futures Contracts	(4,755)	—	—	(4,755)

TOTAL	$(4,755)	$(1,142,537)	$—	$(1,147,292)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.2%
Communication Services - 6.2%
Cheil Worldwide, Inc.	952	$21,204
Kakao Corp.	531	48,865
KT Corp.	492	12,445
KT Corp., ADR	86	1,150
LG Uplus Corp.	1,299	17,325
NAVER Corp.	1,363	161,180
NCSoft Corp.	182	74,599
Netmarble Corp., 144A*	282	29,587
Pearl Abyss Corp.*	82	13,131
SK Telecom Co. Ltd.	216	50,029

		429,515

Consumer Discretionary - 11.0%
CJ ENM Co. Ltd.	122	25,849
Coway Co. Ltd.	567	47,691
Fila Korea Ltd.	549	27,140
Hankook Tire Co. Ltd.	833	31,662
Hanon Systems	2,302	25,482
HLB, Inc.*	358	28,584
Hotel Shilla Co. Ltd.	347	25,299
Hyundai Department Store Co. Ltd.	185	15,923
Hyundai Mobis Co. Ltd.	670	131,355
Hyundai Motor Co.	1,499	168,599
Kangwon Land, Inc.	1,335	36,678
Kia Motors Corp.	2,681	87,126
LG Electronics, Inc.	1,078	67,573
Lotte Shopping Co. Ltd.	136	23,096
Shinsegae Inc.	83	21,069

		763,126

Consumer Staples - 6.1%
Amorepacific Corp.	324	57,615
AMOREPACIFIC Group	327	21,312
BGF retail Co. Ltd.	103	19,506
CJ CheilJedang Corp.	99	28,344
E-MART, Inc.	216	34,569
GS Retail Co. Ltd.	399	13,729
KT&G Corp.	1,156	108,436
LG Household & Health Care Ltd.	93	103,030
Orion Corp.	247	24,487
Ottogi Corp.	19	12,907

		423,935

Energy - 2.5%
GS Holdings Corp.	591	28,165
SK Innovation Co. Ltd.	639	106,813
S-Oil Corp.	480	42,678

		177,656

Financials - 12.8%
BNK Financial Group, Inc.	3,107	19,586
DB Insurance Co. Ltd.	570	36,743
DGB Financial Group, Inc.	2,179	16,429
Hana Financial Group, Inc.	2,953	102,004
Hanwha Life Insurance Co. Ltd.	3,947	14,634
Hyundai Marine & Fire Insurance Co. Ltd.	757	25,375
Industrial Bank of Korea	2,754	34,159
KB Financial Group, Inc.	3,865	152,408
Korea Investment Holdings Co. Ltd.	464	26,610
Mirae Asset Daewoo Co. Ltd.	4,427	29,757
NH Investment & Securities Co. Ltd.	1,726	20,027
Orange Life Insurance Ltd., 144A	451	14,316
Samsung Card Co. Ltd.	433	13,109
Samsung Fire & Marine Insurance Co. Ltd.	315	84,442
Samsung Life Insurance Co. Ltd.	720	56,783
Samsung Securities Co. Ltd.	767	23,630
Shinhan Financial Group Co. Ltd.	4,167	161,723
Woori Financial Group, Inc.	4,840	63,690

		895,425

Health Care - 6.1%
Celltrion Healthcare Co. Ltd.*	531	32,954
Celltrion Pharm, Inc.*	213	11,477
Celltrion, Inc.*	805	146,370
Hanmi Pharm. Co. Ltd.	75	32,942
Hanmi Science Co. Ltd.	216	15,614
Medy-Tox, Inc.	50	24,273
Samsung Biologics Co. Ltd., 144A*	170	56,833
SillaJen, Inc.*	611	40,364
ViroMed Co. Ltd.*	154	38,038
Yuhan Corp.	113	26,173

		425,038

Industrials - 10.6%
CJ Corp.	178	19,783
CJ Logistics Corp.*	116	19,596
Daelim Industrial Co. Ltd.	337	28,046
Daewoo Engineering & Construction Co. Ltd.*	2,502	11,234
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	484	13,599
Doosan Bobcat, Inc.	666	18,890
GS Engineering & Construction Corp.	639	24,317
Hanwha Corp.	584	16,694
HDC Hyundai Development Co-Engineering & Construction, Class E	312	13,357
Hyundai Engineering & Construction Co. Ltd.	840	42,721

Hyundai Glovis Co. Ltd.	224	27,783
Hyundai Heavy Industries Co. Ltd.*	396	46,300
Hyundai Heavy Industries Holdings Co. Ltd.	107	34,344
KCC Corp.	75	21,306
Korea Aerospace Industries Ltd.	863	28,237
Korean Air Lines Co. Ltd.	643	21,039
LG Corp.	988	65,884
Lotte Corp.	396	18,696
Pan Ocean Co. Ltd.*	3,532	13,582
Posco Daewoo Corp.	744	12,536
S-1 Corp.	224	20,315
Samsung C&T Corp.	771	79,177
Samsung Engineering Co. Ltd.*	1,830	25,546
Samsung Heavy Industries Co. Ltd.*	4,628	37,692
SK Holdings Co. Ltd.	321	77,774

		738,448

Information Technology - 30.7%
LG Display Co. Ltd.	2,513	47,480
LG Innotek Co. Ltd.	178	17,092
Samsung Electro-Mechanics Co. Ltd.	576	54,799
Samsung Electronics Co. Ltd.	36,971	1,482,522
Samsung SDI Co. Ltd.	548	115,720
Samsung SDS Co. Ltd.	358	73,370
SK Hynix, Inc.	5,589	347,853

		2,138,836

Materials - 7.8%
Hanwha Chemical Corp.	1,251	26,028
Hyundai Steel Co.	867	38,428
Korea Zinc Co. Ltd.	95	38,559
Kumho Petrochemical Co. Ltd.	227	19,315
LG Chem Ltd.	451	156,589
Lotte Chemical Corp.	176	49,919
OCI Co. Ltd.	213	20,453
POSCO	757	177,017
POSCO Chemtech Co. Ltd.	279	17,092

		543,400

Utilities - 1.4%
Korea Electric Power Corp.	2,576	79,820
Korea Gas Corp.	362	16,125

		95,945

TOTAL COMMON STOCKS
(Cost $4,453,805)		6,631,324

PREFERRED STOCKS - 1.4%
Consumer Discretionary - 0.7%
Hyundai Motor Co.	303	19,855
Hyundai Motor Co.-2nd Preferred	419	29,953

		49,808

Consumer Staples - 0.4%
Amorepacific Corp.	126	12,491
LG Household & Health Care Ltd.	27	17,981

		30,472

Industrials - 0.0%
CJ Corp.*(a)	42	280

Information Technology - 0.0%
Samsung Electronics Co. Ltd.	38	1,216

Materials - 0.3%
LG Chem Ltd.	103	20,148

TOTAL PREFERRED STOCKS
(Cost $97,354)		101,924

EXCHANGE-TRADED FUND - 0.5%
iShares MSCI South Korea ETF
(Cost $30,055)	515	32,429

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b)
(Cost $4,856)	4,856	4,856

TOTAL INVESTMENTS - 97.2%
(Cost $4,586,070)		$6,770,533
Other assets and liabilities, net - 2.8%		196,838

NET ASSETS - 100.0%		$6,967,371

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b)
—	1,776,855	(1,771,999)	—	—	792	—	4,856	4,856

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(c)
KOSPI 200 MINI Futures	KRW	7	$87,659	$88,332	3/14/2019	$673
KOSPI 200 Futures	KRW	1	64,057	63,095	3/14/2019	(932)

Total net unrealized depreciation						$(259)

(c)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(d)	Unrealized Depreciation(d)
Goldman Sachs & Co.	3/6/2019	KRW	4,475,192,537	USD	4,024,454	$44,737	$—
RBC Capital Markets	3/6/2019	KRW	2,397,048,200	USD	2,154,975	23,319	—
RBC Capital Markets	3/6/2019	KRW	721,838,000	USD	648,901	6,982	—
The Bank of New York Mellon	3/6/2019	KRW	408,384,000	USD	367,120	3,950	—
Goldman Sachs & Co.	3/6/2019	USD	3,981,488	KRW	4,475,192,537	—	(1,771)
RBC Capital Markets	3/6/2019	USD	2,778,032	KRW	3,118,886,200	—	(4,456)
The Bank of New York Mellon	3/6/2019	USD	363,655	KRW	408,384,000	—	(485)
Goldman Sachs & Co.	4/3/2019	KRW	4,475,192,537	USD	3,983,260	142	—
RBC Capital Markets	4/3/2019	KRW	3,118,886,200	USD	2,779,267	3,321	—
The Bank of New York Mellon	4/3/2019	KRW	408,384,000	USD	363,920	440	—
Goldman Sachs & Co.	4/3/2019	USD	68,586	KRW	77,090,000	27	—

Total unrealized appreciation (depreciation)						$82,918	$(6,712)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$6,631,324	$—	$—	$6,631,324
Preferred Stocks (e)	101,644	—	280	101,924
Exchange-Traded Fund	32,429	—	—	32,429
Short-Term Investments	4,856	—	—	4,856
Derivatives (f)
Forward Foreign Currency Contracts	—	82,918	—	82,918
Futures Contracts	673	—	—	673

TOTAL	$6,770,926	$82,918	$280	$6,854,124

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(6,712)	$—	$(6,712)
Futures Contracts	(932)	—	—	(932)

TOTAL	$(932)	$(6,712)	$—	$(7,644)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 5.0%
Auto Trader Group PLC, 144A	810	$5,111
BT Group PLC	7,519	21,412
Informa PLC	1,118	10,457
ITV PLC	2,977	5,176
Pearson PLC	709	7,955
Vodafone Group PLC	23,652	42,125
WPP PLC	1,113	12,191

		104,427

Consumer Discretionary - 6.2%
Barratt Developments PLC	932	7,404
Berkeley Group Holdings PLC	106	5,553
Burberry Group PLC	365	9,147
Carnival PLC	150	8,388
Compass Group PLC	1,405	31,028
GVC Holdings PLC	507	4,415
InterContinental Hotels Group PLC	156	9,331
Kingfisher PLC	1,952	6,268
Marks & Spencer Group PLC	1,519	5,500
Merlin Entertainments PLC, 144A	531	2,547
Next PLC	121	8,166
Persimmon PLC	278	8,971
Taylor Wimpey PLC	2,703	6,503
TUI AG	369	3,916
Whitbread PLC	165	10,621

		127,758

Consumer Staples - 16.2%
Associated British Foods PLC	318	9,460
British American Tobacco PLC	2,030	74,272
Coca-Cola HBC AG*	187	6,290
Diageo PLC	2,147	82,967
Imperial Brands PLC	851	28,337
J Sainsbury PLC	1,627	4,942
Reckitt Benckiser Group PLC	595	45,512
Tesco PLC	8,607	25,800
Unilever PLC	982	52,203
Wm Morrison Supermarkets PLC	1,872	5,713

		335,496

Energy - 17.3%
BP PLC	17,694	125,415
John Wood Group PLC	626	4,321
Royal Dutch Shell PLC, Class A	3,984	124,152
Royal Dutch Shell PLC, Class B	3,304	103,618

		357,506

Financials - 20.5%
3i Group PLC	873	10,952
Admiral Group PLC	163	4,717
Aviva PLC	3,488	19,579
Barclays PLC	15,190	33,074
Direct Line Insurance Group PLC	1,141	5,398
Hargreaves Lansdown PLC	266	6,146
HSBC Holdings PLC	17,674	143,675
Investec PLC	642	4,196
Legal & General Group PLC	5,208	19,383
Lloyds Banking Group PLC	62,998	53,092
London Stock Exchange Group PLC	278	16,618
Prudential PLC	2,303	48,568
Royal Bank of Scotland Group PLC	4,234	14,921
RSA Insurance Group PLC	963	6,527
Schroders PLC	103	3,736
St James’s Place PLC	488	6,294
Standard Chartered PLC	2,509	20,020
Standard Life Aberdeen PLC	2,043	6,686

		423,582

Health Care - 9.6%
AstraZeneca PLC	1,121	91,277
ConvaTec Group PLC, 144A	1,162	2,044
GlaxoSmithKline PLC	4,393	87,248
NMC Health PLC	84	3,013
Smith & Nephew PLC	780	14,861

		198,443

Industrials - 9.0%
Ashtead Group PLC	428	11,371
Babcock International Group PLC	226	1,622
BAE Systems PLC	2,851	17,622
Bunzl PLC	300	9,442
DCC PLC	90	7,789
easyJet PLC	131	2,133
Experian PLC	802	20,886
Ferguson PLC	200	13,850
G4S PLC	1,338	3,725
Intertek Group PLC	147	9,916
Meggitt PLC	633	4,527
Melrose Industries PLC	4,397	10,142
RELX PLC	1,745	40,017
Rolls-Royce Holdings PLC*	1,469	18,607
Royal Mail PLC	719	2,697
Smiths Group PLC	367	6,963
Weir Group PLC	222	4,829

		186,138

Information Technology - 0.9%
Micro Focus International PLC	384	9,532
Sage Group PLC	985	8,636

		18,168

Materials - 9.5%
Anglo American PLC	935	24,846

Antofagasta PLC	337	4,187
BHP Group PLC	1,871	43,329
Croda International PLC	112	7,147
Fresnillo PLC	196	2,236
Glencore PLC*	9,970	40,193
Johnson Matthey PLC	170	6,974
Mondi PLC	335	7,680
Rio Tinto PLC	1,024	58,891

		195,483

Real Estate - 1.3%
British Land Co. PLC REIT	855	6,852
Hammerson PLC REIT	695	3,518
Land Securities Group PLC REIT	691	8,245
Segro PLC REIT	919	8,057

		26,672

Utilities - 3.3%
Centrica PLC	5,120	8,455
National Grid PLC	3,031	34,087
Severn Trent PLC	211	5,650
SSE PLC	875	13,793
United Utilities Group PLC	609	6,787

		68,772

TOTAL COMMON STOCKS
(Cost $2,143,959)		2,042,445

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.38% (a)
(Cost $1,333)	1,333	1,333

TOTAL INVESTMENTS - 98.9%
(Cost $2,145,292)		$2,043,778
Other assets and liabilities, net - 1.1%		23,114

NET ASSETS - 100.0%		$2,066,892

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (a)(b)
23,930	—	(23,930)	(c)	—	—	350	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.38% (a)
—	109,151	(107,818)		—	—	23	—	1,333	1,333

23,930	109,151	(131,748)		—	—	373	—	1,333	1,333

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(d)	Unrealized Depreciation(d)
JP Morgan & Chase Co.	3/5/2019	GBP	1,156,250	USD	1,523,128	$—	$(10,873)
The Bank of Nova Scotia	3/5/2019	GBP	372,050	USD	490,101	—	(3,498)
The Bank of Nova Scotia	3/5/2019	GBP	12,000	USD	15,808	—	(112)
JP Morgan & Chase Co.	3/5/2019	USD	1,532,686	GBP	1,152,250	—	(3,992)
JP Morgan & Chase Co.	3/5/2019	USD	5,240	GBP	4,000	66	—
The Bank of Nova Scotia	3/5/2019	USD	510,825	GBP	384,050	—	(1,305)
JP Morgan & Chase Co.	4/3/2019	GBP	1,152,250	USD	1,534,947	3,872	—
JP Morgan & Chase Co.	4/3/2019	GBP	15,000	USD	19,982	50	—
The Bank of Nova Scotia	4/3/2019	GBP	384,050	USD	511,574	1,260	—

Total unrealized appreciation (depreciation)						$5,248	$(19,780)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,042,445	$—	$—	$2,042,445
Short-Term Investments	1,333	—	—	1,333
Derivatives (f)
Forward Foreign Currency Contracts	—	5,248	—	5,248

TOTAL	$2,043,778	$5,248	$—	$2,049,026

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(19,780)	$—	$(19,780)

TOTAL	$—	$(19,780)	$—	$(19,780)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Australia - 6.9%
AGL Energy Ltd.	233,302	$3,510,105
Alumina Ltd.	836,077	1,512,333
Amcor Ltd.	408,677	4,362,924
AMP Ltd.	1,094,242	1,831,835
APA Group (a)	405,222	2,877,319
Aristocrat Leisure Ltd.	201,753	3,523,457
ASX Ltd.	70,137	3,471,178
Aurizon Holdings Ltd.	721,082	2,311,980
AusNet Services	620,322	763,445
Australia & New Zealand Banking Group Ltd.	1,010,349	20,067,368
Bank of Queensland Ltd.	136,959	875,339
Bendigo & Adelaide Bank Ltd.	170,196	1,190,384
BHP Group Ltd.	1,035,006	27,333,603
BHP Group PLC	740,402	17,146,255
BlueScope Steel Ltd.	196,687	1,877,940
Boral Ltd.	428,036	1,512,065
Brambles Ltd.	558,940	4,662,657
Caltex Australia Ltd.	94,462	1,916,391
Challenger Ltd.	198,937	1,135,985
CIMIC Group Ltd.	32,980	1,173,228
Coca-Cola Amatil Ltd.	163,530	924,521
Cochlear Ltd.	20,611	2,492,783
Coles Group Ltd.*	407,232	3,272,900
Commonwealth Bank of Australia	622,891	32,674,670
Computershare Ltd.	162,351	1,986,575
Crown Resorts Ltd.	125,148	1,017,348
CSL Ltd.	159,269	21,890,534
Dexus REIT	338,029	2,882,169
Domino’s Pizza Enterprises Ltd. (b)	21,048	615,879
Flight Centre Travel Group Ltd.	19,811	643,203
Fortescue Metals Group Ltd.	518,727	2,229,834
Goodman Group REIT	582,341	5,287,475
GPT Group REIT	617,032	2,560,498
Harvey Norman Holdings Ltd. (b)	210,552	537,679
Incitec Pivot Ltd.	590,020	1,410,450
Insurance Australia Group Ltd.	810,382	4,225,111
Lendlease Group (a)	203,891	1,862,837
Macquarie Group Ltd.	114,394	10,438,552
Medibank Pvt Ltd.	991,035	1,996,495
Mirvac Group REIT	1,268,574	2,312,650
National Australia Bank Ltd.	963,759	17,179,951
Newcrest Mining Ltd.	272,628	4,703,217
Oil Search Ltd.	496,106	2,945,513
Orica Ltd.	136,995	1,715,183
Origin Energy Ltd.*	629,749	3,287,807
QBE Insurance Group Ltd.	479,604	4,201,562
Ramsay Health Care Ltd.	47,878	2,200,077
REA Group Ltd.	17,840	1,031,874
Santos Ltd.	621,400	3,050,270
Scentre Group REIT	1,893,847	5,198,964
SEEK Ltd.	122,173	1,596,342
Sonic Healthcare Ltd.	144,032	2,464,321
South32 Ltd.	1,738,411	4,821,589
Stockland REIT	844,770	2,097,334
Suncorp Group Ltd.	452,897	4,353,111
Sydney Airport (a)	393,145	2,007,919
Tabcorp Holdings Ltd.	649,428	2,174,373
Telstra Corp. Ltd.	1,462,170	3,246,409
TPG Telecom Ltd.	133,125	628,919
Transurban Group (a)	935,308	8,273,363
Treasury Wine Estates Ltd.	252,390	2,681,915
Vicinity Centres REIT	1,184,463	2,066,891
Washington H Soul Pattinson & Co. Ltd.	38,554	804,861
Wesfarmers Ltd.	398,391	9,376,632
Westpac Banking Corp.	1,209,463	23,129,884
Woodside Petroleum Ltd.	326,528	8,396,328
Woolworths Group Ltd.	464,529	9,447,165
WorleyParsons Ltd.	114,956	1,215,823

		338,615,551

Austria - 0.2%
ANDRITZ AG	25,380	1,267,326
Erste Group Bank AG*	106,587	4,031,141
OMV AG	52,421	2,758,906
Raiffeisen Bank International AG	48,861	1,246,034
Verbund AG	24,371	1,173,143
voestalpine AG	43,876	1,358,461

		11,835,011

Belgium - 1.0%
Ageas	66,740	3,289,326
Anheuser-Busch InBev SA/NV	268,245	20,915,641
Colruyt SA	19,651	1,401,471
Groupe Bruxelles Lambert SA	29,028	2,792,652
KBC Group NV	87,249	6,462,595
Proximus SADP	51,178	1,352,274
Solvay SA	25,027	2,801,717
Telenet Group Holding NV	17,769	801,986
UCB SA	45,427	3,807,113
Umicore SA	73,985	3,197,859

		46,822,634

Chile - 0.0%
Antofagasta PLC	137,866	1,713,016

China - 0.1%
BeiGene Ltd., ADR*(b)	11,661	1,598,140

Minth Group Ltd.	255,142	1,010,849
Yangzijiang Shipbuilding Holdings Ltd.	914,000	966,731

		3,575,720

Denmark - 1.7%
A.P. Moller-Maersk A/S, Class A	1,246	1,602,294
A.P. Moller-Maersk A/S, Class B	2,339	3,152,257
Carlsberg A/S, Class B	37,149	4,500,232
Chr Hansen Holding A/S	35,528	3,619,232
Coloplast A/S, Class B	41,840	4,170,382
Danske Bank A/S	252,818	5,029,881
DSV A/S	66,089	5,497,215
Genmab A/S*	21,936	3,790,689
H Lundbeck A/S	23,541	1,076,677
ISS A/S	57,290	1,787,870
Novo Nordisk A/S, Class B	639,409	31,374,113
Novozymes A/S, Class B (b)	77,618	3,523,922
Orsted A/S, 144A	66,607	4,833,548
Pandora A/S	38,109	1,999,759
Tryg A/S (b)	44,104	1,202,222
Vestas Wind Systems A/S	69,027	5,745,804
William Demant Holding A/S*	34,683	1,041,651

		83,947,748

Finland - 1.2%
Elisa OYJ	50,357	2,113,005
Fortum OYJ (b)	158,223	3,513,027
Kone OYJ, Class B (b)	119,180	5,825,066
Metso OYJ	38,580	1,308,146
Neste OYJ	45,032	4,328,227
Nokia OYJ	1,977,169	11,955,310
Nokian Renkaat OYJ	39,359	1,392,312
Nordea Bank Abp	1,073,559	9,735,957
Orion OYJ, Class B	36,317	1,297,508
Sampo OYJ, Class A	154,991	7,460,780
Stora Enso OYJ, Class R	195,368	2,618,877
UPM-Kymmene OYJ	189,260	5,709,058
Wartsila OYJ Abp	155,451	2,524,956

		59,782,229

France - 10.6%
Accor SA	63,017	2,660,711
Aeroports de Paris	10,417	2,021,407
Air Liquide SA	151,000	18,832,920
Airbus SE	204,657	26,444,601
Alstom SA	55,874	2,429,028
Amundi SA, 144A	20,892	1,396,349
Arkema SA	24,494	2,469,571
Atos SE	33,996	3,264,414
AXA SA	681,728	17,288,236
BioMerieux	14,318	1,180,735
BNP Paribas SA	395,635	20,275,416
Bollore SA	291,297	1,294,860
Bouygues SA	73,095	2,764,467
Bureau Veritas SA	95,643	2,286,746
Capgemini SE	56,492	6,759,814
Carrefour SA	207,705	4,252,571
Casino Guichard Perrachon SA (b)	21,674	1,146,122
Cie de Saint-Gobain	175,096	6,305,495
Cie Generale des Etablissements Michelin	59,986	7,198,375
CNP Assurances	57,161	1,321,161
Covivio REIT	13,924	1,409,568
Credit Agricole SA	407,004	5,199,815
Danone SA	216,544	16,337,599
Dassault Aviation SA	968	1,629,556
Dassault Systemes SE	46,043	6,737,604
Edenred	83,659	3,713,060
Eiffage SA	27,805	2,712,945
Electricite de France SA	211,579	3,073,233
Engie SA	641,236	9,664,199
EssilorLuxottica SA	101,556	12,296,552
Eurazeo SE	17,081	1,284,242
Eutelsat Communications SA	62,022	1,224,694
Faurecia SA	26,195	1,249,623
Gecina SA REIT	16,211	2,404,471
Getlink SE	165,163	2,438,482
Hermes International	10,817	6,850,750
ICADE REIT	11,433	973,384
Iliad SA	8,938	930,237
Imerys SA	11,572	657,865
Ingenico Group SA	21,615	1,451,064
Ipsen SA	12,935	1,789,090
JCDecaux SA	26,587	819,541
Kering	26,618	14,535,809
Klepierre SA REIT (b)	73,720	2,573,441
Legrand SA	93,843	6,191,016
L’Oreal SA	88,500	22,337,402
LVMH Moet Hennessy Louis Vuitton SE	97,586	33,521,739
Natixis SA	315,117	1,731,932
Orange SA	701,166	10,718,949
Pernod Ricard SA	74,595	12,845,993
Peugeot SA	207,268	5,271,523
Publicis Groupe SA	74,745	4,142,959
Remy Cointreau SA	8,023	1,044,899
Renault SA	68,522	4,694,345
Rexel SA	110,352	1,375,697
Safran SA	117,299	15,997,259
Sanofi	396,698	33,164,956
Sartorius Stedim Biotech	9,869	1,161,838

Schneider Electric SE	192,765	15,001,799
SCOR SE	56,966	2,565,271
SEB SA	7,643	1,316,200
Societe BIC SA	9,275	877,219
Societe Generale SA	269,601	8,279,752
Sodexo SA	32,410	3,560,396
Suez	130,729	1,670,618
Teleperformance	20,335	3,631,415
Thales SA	37,948	4,672,495
TOTAL SA (b)	848,442	48,243,341
Ubisoft Entertainment SA*	28,001	2,022,457
Unibail-Rodamco-Westfield REIT	33,754	5,451,872
Unibail-Rodamco-Westfield CDI*	313,080	2,500,660
Valeo SA	85,706	2,705,243
Veolia Environnement SA	190,454	4,180,993
Vinci SA	178,767	17,064,160
Vivendi SA	368,176	10,762,686
Wendel SA	9,458	1,193,062

		523,449,969

Germany - 7.9%
1&1 Drillisch AG (b)	18,314	724,511
adidas AG	63,761	15,491,321
Allianz SE	150,800	33,550,753
Axel Springer SE	16,331	931,571
BASF SE	322,482	24,572,398
Bayer AG	326,758	26,121,016
Bayerische Motoren Werke AG	118,350	10,003,399
Beiersdorf AG	33,814	3,136,937
Brenntag AG	52,269	2,592,166
Commerzbank AG*	362,148	2,988,516
Continental AG	38,697	6,338,287
Covestro AG, 144A	67,712	3,861,731
Daimler AG	321,931	19,283,050
Delivery Hero SE, 144A*	28,531	1,105,984
Deutsche Bank AG (c)	673,583	6,252,685
Deutsche Boerse AG	67,079	8,476,815
Deutsche Lufthansa AG	86,540	2,209,863
Deutsche Post AG	346,503	10,767,621
Deutsche Telekom AG	1,175,052	19,360,103
Deutsche Wohnen SE	125,165	5,837,123
E.ON SE	771,592	8,500,010
Evonik Industries AG	60,256	1,696,319
Fraport AG Frankfurt Airport Services Worldwide	14,924	1,198,795
Fresenius Medical Care AG & Co. KGaA	75,980	5,952,844
Fresenius SE & Co. KGaA	146,509	8,237,340
GEA Group AG	59,754	1,432,068
Hannover Rueck SE	21,807	3,249,371
HeidelbergCement AG	52,167	3,835,564
Henkel AG & Co. KGaA	36,628	3,441,322
HOCHTIEF AG	7,635	1,210,609
HUGO BOSS AG	23,517	1,739,246
Infineon Technologies AG	397,958	8,738,545
Innogy SE*	49,867	2,116,268
KION Group AG	25,916	1,477,444
LANXESS AG	28,640	1,552,273
Merck KGaA	45,336	4,681,289
METRO AG	61,317	1,029,785
MTU Aero Engines AG	18,457	3,957,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,358	12,333,752
OSRAM Licht AG (b)	34,835	1,509,638
ProSiebenSat.1 Media SE	71,304	1,300,919
Puma SE	3,062	1,725,762
RWE AG	184,662	4,507,537
SAP SE	345,147	36,981,718
Siemens AG	269,792	29,499,869
Siemens Healthineers AG, 144A	53,174	2,154,395
Symrise AG	41,439	3,652,002
Telefonica Deutschland Holding AG	256,075	840,612
thyssenkrupp AG	155,318	2,323,163
TUI AG	157,226	1,668,708
Uniper SE	72,733	2,118,718
United Internet AG	41,305	1,502,965
Volkswagen AG	12,460	2,202,425
Vonovia SE	174,886	8,482,118
Wirecard AG (b)	40,292	5,522,528
Zalando SE, 144A*	37,973	1,399,433

		387,378,555

Hong Kong - 3.8%
AIA Group Ltd.	4,234,516	42,346,509
ASM Pacific Technology Ltd. (b)	117,483	1,244,461
Bank of East Asia Ltd.	415,345	1,447,140
BOC Hong Kong Holdings Ltd.	1,302,884	5,444,071
CK Asset Holdings Ltd.	909,157	7,545,664
CK Hutchison Holdings Ltd.	952,294	10,135,885
CK Infrastructure Holdings Ltd.	240,204	2,002,784
CLP Holdings Ltd.	575,579	6,819,179
Dairy Farm International Holdings Ltd.	104,000	929,760
Galaxy Entertainment Group Ltd.	836,853	5,943,445
Hang Lung Group Ltd.	309,540	972,026
Hang Lung Properties Ltd.	696,281	1,644,517
Hang Seng Bank Ltd.	268,620	6,655,829
Henderson Land Development Co. Ltd.	441,212	2,495,597
HK Electric Investments & HK Electric Investments Ltd. (a)(b)	846,472	882,084

HKT Trust & HKT Ltd. (a)	1,419,894	2,217,638
Hong Kong & China Gas Co. Ltd.	3,258,987	7,547,805
Hong Kong Exchanges & Clearing Ltd.	416,540	14,359,148
Hongkong Land Holdings Ltd.	407,700	2,923,209
Hysan Development Co. Ltd.	213,958	1,129,789
Jardine Matheson Holdings Ltd.	74,057	5,077,348
Jardine Strategic Holdings Ltd.	82,887	3,274,036
Kerry Properties Ltd.	231,928	969,106
Link REIT	740,056	8,367,142
Melco Resorts & Entertainment Ltd., ADR	84,231	1,940,682
MTR Corp. Ltd.	536,668	3,083,375
New World Development Co. Ltd.	2,247,563	3,590,489
NWS Holdings Ltd.	537,539	1,301,091
PCCW Ltd.	1,351,576	812,693
Power Assets Holdings Ltd.	489,094	3,395,729
Shangri-La Asia Ltd.	495,530	704,496
Sino Land Co. Ltd.	1,220,072	2,272,359
SJM Holdings Ltd. (b)	707,586	797,750
Sun Hung Kai Properties Ltd.	557,216	9,228,075
Swire Pacific Ltd., Class A	184,796	2,197,612
Swire Properties Ltd.	426,604	1,711,905
Techtronic Industries Co. Ltd.	491,999	3,287,410
WH Group Ltd., 144A	3,112,875	2,764,004
Wharf Holdings Ltd.	466,447	1,458,807
Wharf Real Estate Investment Co. Ltd.	427,046	3,000,298
Wheelock & Co. Ltd.	277,594	1,879,566
Yue Yuen Industrial Holdings Ltd.	253,765	853,453

		186,653,966

Ireland - 0.7%
AerCap Holdings NV*	45,179	2,039,380
AIB Group PLC	294,649	1,386,173
Bank of Ireland Group PLC	338,875	2,202,865
CRH PLC	293,250	9,286,228
DCC PLC	35,193	3,045,750
James Hardie Industries PLC CDI	159,386	1,994,388
Kerry Group PLC, Class A	53,048	5,460,717
Kingspan Group PLC	54,837	2,586,039
Paddy Power Betfair PLC	27,783	2,246,885
Ryanair Holdings PLC*	52,081	719,760
Smurfit Kappa Group PLC	78,208	2,218,604

		33,186,789

Isle of Man - 0.0%
GVC Holdings PLC	196,750	1,713,195

Israel - 0.5%
Azrieli Group Ltd.	15,191	850,418
Bank Hapoalim BM	389,364	2,680,342
Bank Leumi Le-Israel BM	524,870	3,471,232
Bezeq The Israeli Telecommunication Corp. Ltd.	790,631	693,253
Check Point Software Technologies Ltd.*	44,350	5,424,005
Elbit Systems Ltd. (b)	7,483	985,235
Israel Chemicals Ltd.	216,371	1,211,878
Mizrahi Tefahot Bank Ltd.	51,609	988,494
Nice Ltd.*	20,992	2,467,330
Teva Pharmaceutical Industries Ltd., ADR*	332,972	5,603,919
Wix.com Ltd.*	15,556	1,699,493

		26,075,599

Italy - 2.0%
Assicurazioni Generali SpA	412,305	7,360,579
Atlantia SpA	173,932	4,229,795
Davide Campari-Milano SpA	200,536	1,912,615
Enel SpA	2,861,606	17,316,238
Eni SpA	894,731	15,434,608
Ferrari NV	43,316	5,574,873
Intesa Sanpaolo SpA	5,243,914	12,937,406
Leonardo SpA	149,131	1,503,930
Mediobanca SpA	216,086	2,168,332
Moncler SpA	58,463	2,242,336
Pirelli & C SpA, 144A*	130,406	875,148
Poste Italiane SpA, 144A	177,513	1,601,163
Prysmian SpA	85,285	1,741,282
Recordati SpA	35,746	1,344,602
Snam SpA	780,944	3,859,595
Telecom Italia SpA*	3,862,875	2,354,211
Telecom Italia SpA-RSP	2,372,821	1,293,074
Terna Rete Elettrica Nazionale SpA	467,533	2,907,856
UniCredit SpA	704,921	9,594,482

		96,252,125

Japan - 23.4%
ABC-Mart, Inc. (b)	15,400	881,461
Acom Co. Ltd.	130,000	444,355
Aeon Co. Ltd. (b)	215,000	4,525,098
AEON Financial Service Co. Ltd.	36,300	712,876
Aeon Mall Co. Ltd. (b)	37,700	614,213
AGC, Inc.	65,500	2,268,246
Air Water, Inc.	49,400	787,103
Aisin Seiki Co. Ltd.	51,254	1,997,924
Ajinomoto Co., Inc.	164,547	2,485,957
Alfresa Holdings Corp.	62,800	1,816,983
Alps Alpine Co. Ltd.	72,456	1,421,624
Amada Holdings Co. Ltd.	115,200	1,210,238
ANA Holdings, Inc.	37,300	1,382,708
Aozora Bank Ltd.	36,000	1,036,738
Asahi Group Holdings Ltd.	125,465	5,410,759
Asahi Intecc Co. Ltd.	36,000	1,727,897

Asahi Kasei Corp.	443,000	4,824,851
Asics Corp.	41,700	554,429
Astellas Pharma, Inc.	661,632	10,200,642
Bandai Namco Holdings, Inc.	69,100	2,938,447
Bank of Kyoto Ltd.	21,400	957,063
Benesse Holdings, Inc.	33,400	906,428
Bridgestone Corp.	212,276	8,366,110
Brother Industries Ltd.	80,000	1,460,548
Calbee, Inc.	29,700	822,002
Canon, Inc.	350,486	10,065,094
Casio Computer Co. Ltd. (b)	68,100	923,152
Central Japan Railway Co.	50,254	11,259,980
Chiba Bank Ltd.	214,500	1,300,875
Chubu Electric Power Co., Inc.	209,300	3,290,703
Chugai Pharmaceutical Co. Ltd.	77,700	5,276,894
Chugoku Electric Power Co., Inc. (b)	89,200	1,157,964
Coca-Cola Bottlers Japan Holdings, Inc.	41,854	1,076,906
Concordia Financial Group Ltd.	385,115	1,558,219
Credit Saison Co. Ltd.	52,000	753,887
CyberAgent, Inc.	36,200	1,125,313
Dai Nippon Printing Co. Ltd.	91,000	2,104,679
Daicel Corp.	77,200	811,720
Daifuku Co. Ltd.	36,021	1,764,452
Dai-ichi Life Holdings, Inc.	380,138	5,748,195
Daiichi Sankyo Co. Ltd.	199,731	7,466,730
Daikin Industries Ltd.	88,288	9,576,117
Daito Trust Construction Co. Ltd.	26,013	3,602,123
Daiwa House Industry Co. Ltd.	194,136	6,000,076
Daiwa House REIT Investment Corp. REIT (b)	506	1,127,622
Daiwa Securities Group, Inc.	589,587	2,991,176
DeNA Co. Ltd.	31,600	486,197
Denso Corp.	153,453	6,583,342
Dentsu, Inc.	77,300	3,224,734
Disco Corp.	9,800	1,348,692
East Japan Railway Co.	110,853	10,601,471
Eisai Co. Ltd.	89,752	7,403,846
Electric Power Development Co. Ltd.	53,432	1,334,542
FamilyMart UNY Holdings Co. Ltd. (b)	91,568	2,608,248
FANUC Corp.	68,217	11,285,349
Fast Retailing Co. Ltd. (b)	20,817	9,741,306
Fuji Electric Co. Ltd.	40,300	1,265,420
FUJIFILM Holdings Corp.	133,854	5,993,499
Fujitsu Ltd.	68,902	4,641,682
Fukuoka Financial Group, Inc.	53,300	1,151,450
Hakuhodo DY Holdings, Inc.	89,459	1,369,995
Hamamatsu Photonics KK	46,600	1,638,828
Hankyu Hanshin Holdings, Inc.	82,640	2,995,251
Hikari Tsushin, Inc.	7,300	1,306,554
Hino Motors Ltd.	87,100	799,384
Hirose Electric Co. Ltd.	12,466	1,280,543
Hisamitsu Pharmaceutical Co., Inc. (b)	17,800	878,303
Hitachi Chemical Co. Ltd.	39,500	716,539
Hitachi Construction Machinery Co. Ltd.	35,800	892,551
Hitachi High-Technologies Corp.	27,100	1,029,637
Hitachi Ltd.	342,101	10,235,561
Hitachi Metals Ltd.	68,600	697,909
Honda Motor Co. Ltd.	576,199	16,298,887
Hoshizaki Corp.	18,100	1,224,366
Hoya Corp.	131,674	8,038,771
Hulic Co. Ltd.	116,300	1,067,375
Idemitsu Kosan Co. Ltd.	46,815	1,658,989
IHI Corp.	46,900	1,235,351
Iida Group Holdings Co. Ltd.	38,600	704,368
Inpex Corp.	356,117	3,460,052
Isetan Mitsukoshi Holdings Ltd.	115,300	1,144,052
Isuzu Motors Ltd.	186,500	2,669,544
ITOCHU Corp.	498,054	8,927,573
J. Front Retailing Co. Ltd. (b)	67,400	745,563
Japan Airlines Co. Ltd.	36,373	1,326,481
Japan Airport Terminal Co. Ltd.	21,700	860,485
Japan Exchange Group, Inc.	180,678	3,185,146
Japan Post Bank Co. Ltd.	142,658	1,590,848
Japan Post Holdings Co. Ltd.	550,013	6,686,113
Japan Prime Realty Investment Corp. REIT	358	1,403,544
Japan Real Estate Investment Corp. REIT	431	2,494,012
Japan Retail Fund Investment Corp. REIT (b)	969	1,950,779
Japan Tobacco, Inc.	384,541	9,773,513
JFE Holdings, Inc.	164,185	2,859,778
JGC Corp.	73,300	1,064,663
JSR Corp.	67,800	1,122,853
JTEKT Corp.	74,900	927,305
JXTG Holdings, Inc.	1,096,728	5,123,279
Kajima Corp.	150,100	2,219,215
Kakaku.com, Inc.	48,000	921,976
Kamigumi Co. Ltd.	36,700	849,798
Kaneka Corp.	26,200	1,023,649
Kansai Electric Power Co., Inc.	252,367	3,770,845
Kansai Paint Co. Ltd.	59,300	1,089,015
Kao Corp.	171,504	12,961,465
Kawasaki Heavy Industries Ltd.	46,600	1,195,676
KDDI Corp.	622,033	15,003,236

Keihan Holdings Co. Ltd.	35,800	1,480,626
Keikyu Corp.	79,250	1,312,479
Keio Corp.	36,060	2,115,753
Keisei Electric Railway Co. Ltd.	39,628	1,350,975
Keyence Corp.	34,635	20,175,396
Kikkoman Corp.	48,082	2,389,757
Kintetsu Group Holdings Co. Ltd.	58,640	2,646,205
Kirin Holdings Co. Ltd.	287,923	6,429,286
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,554,874
Kobe Steel Ltd.	120,528	952,632
Koito Manufacturing Co. Ltd.	36,300	2,097,268
Komatsu Ltd.	325,273	7,969,502
Konami Holdings Corp.	36,366	1,499,141
Konica Minolta, Inc.	144,100	1,396,205
Kose Corp.	9,900	1,600,484
Kubota Corp.	347,181	4,679,850
Kuraray Co. Ltd.	114,800	1,538,700
Kurita Water Industries Ltd.	36,300	913,158
Kyocera Corp.	111,000	6,115,382
Kyowa Hakko Kirin Co. Ltd.	94,600	1,804,330
Kyushu Electric Power Co., Inc.	142,000	1,686,700
Kyushu Railway Co.	49,876	1,704,818
Lawson, Inc. (b)	17,500	1,059,750
LINE Corp.*(b)	24,647	908,798
Lion Corp.	84,200	1,724,565
LIXIL Group Corp.	107,200	1,451,261
M3, Inc.	150,842	2,498,132
Makita Corp.	82,100	2,905,706
Marubeni Corp.	559,500	3,989,007
Marui Group Co. Ltd.	73,596	1,293,451
Maruichi Steel Tube Ltd.	16,800	504,912
Mazda Motor Corp.	194,300	2,279,166
McDonald’s Holdings Co. Japan Ltd.	22,822	1,021,682
Mebuki Financial Group, Inc.	338,550	914,220
Medipal Holdings Corp.	61,000	1,420,679
MEIJI Holdings Co. Ltd.	41,990	3,322,584
MINEBEA MITSUMI, Inc.	132,720	2,126,568
MISUMI Group, Inc.	101,500	2,459,530
Mitsubishi Chemical Holdings Corp.	460,300	3,394,075
Mitsubishi Corp.	475,925	13,402,670
Mitsubishi Electric Corp.	644,479	8,059,963
Mitsubishi Estate Co. Ltd.	420,051	7,209,057
Mitsubishi Gas Chemical Co., Inc.	54,500	832,181
Mitsubishi Heavy Industries Ltd.	110,099	4,475,473
Mitsubishi Materials Corp.	36,200	993,783
Mitsubishi Motors Corp.	231,800	1,299,735
Mitsubishi Tanabe Pharma Corp.	89,874	1,294,915
Mitsubishi UFJ Financial Group, Inc.	4,124,552	21,339,695
Mitsubishi UFJ Lease & Finance Co. Ltd.	102,700	522,414
Mitsui & Co. Ltd.	583,760	9,165,029
Mitsui Chemicals, Inc.	63,000	1,533,387
Mitsui Fudosan Co. Ltd.	316,026	7,477,850
Mitsui OSK Lines Ltd.	35,800	838,272
Mizuho Financial Group, Inc.	8,579,780	13,485,645
MonotaRO Co. Ltd.	40,600	956,494
MS&AD Insurance Group Holdings, Inc.	167,521	5,024,202
Murata Manufacturing Co. Ltd.	63,359	9,847,887
Nabtesco Corp.	36,325	957,782
Nagoya Railroad Co. Ltd.	59,540	1,637,196
NEC Corp.	86,859	2,894,910
Nexon Co. Ltd.*	165,445	2,622,718
NGK Insulators Ltd.	103,500	1,577,594
NGK Spark Plug Co. Ltd.	52,600	1,116,508
NH Foods Ltd.	35,796	1,305,439
Nidec Corp.	78,973	9,547,043
Nikon Corp.	100,300	1,517,120
Nintendo Co. Ltd.	39,871	10,888,380
Nippon Building Fund, Inc. REIT	474	3,083,031
Nippon Electric Glass Co. Ltd.	28,000	756,112
Nippon Express Co. Ltd.	30,800	1,815,422
Nippon Paint Holdings Co. Ltd.	50,142	1,925,338
Nippon Prologis REIT, Inc. REIT	545	1,157,816
Nippon Steel & Sumitomo Metal Corp.	285,509	5,131,811
Nippon Telegraph & Telephone Corp.	232,251	10,003,472
Nippon Yusen KK	53,700	845,499
Nissan Chemical Corp.	43,149	2,175,547
Nissan Motor Co. Ltd.	826,742	7,138,173
Nisshin Seifun Group, Inc.	66,600	1,426,823
Nissin Foods Holdings Co. Ltd.	27,400	1,900,166
Nitori Holdings Co. Ltd.	29,401	3,662,431
Nitto Denko Corp.	55,624	2,965,216
Nomura Holdings, Inc.	1,211,954	4,681,895
Nomura Real Estate Holdings, Inc.	44,536	842,654
Nomura Real Estate Master Fund, Inc. REIT (b)	1,187	1,625,050
Nomura Research Institute Ltd.	35,981	1,462,288
NSK Ltd.	136,200	1,250,012
NTT Data Corp.	224,634	2,452,605
NTT DOCOMO, Inc.	464,389	10,796,789
Obayashi Corp.	209,100	2,035,379
Obic Co. Ltd.	26,100	2,489,059
Odakyu Electric Railway Co. Ltd.	103,850	2,423,306
Oji Holdings Corp.	299,468	1,778,566
Olympus Corp.	103,179	4,558,889

Omron Corp.	64,592	2,784,413
Ono Pharmaceutical Co. Ltd.	132,706	2,724,601
Oracle Corp.	17,900	1,334,491
Oriental Land Co. Ltd.	69,100	7,581,689
ORIX Corp.	463,146	6,697,989
Osaka Gas Co. Ltd.	135,600	2,773,678
Otsuka Corp.	36,000	1,293,500
Otsuka Holdings Co. Ltd.	136,967	5,704,040
Pan Pacific International Holdings Corp.	41,218	2,455,367
Panasonic Corp.	780,485	7,177,115
Park24 Co. Ltd.	35,800	858,827
Persol Holdings Co. Ltd.	50,500	864,433
Pigeon Corp.	36,700	1,494,801
Pola Orbis Holdings, Inc.	35,800	1,003,678
Rakuten, Inc.	295,586	2,323,001
Recruit Holdings Co. Ltd.	386,753	10,804,727
Renesas Electronics Corp.*	323,600	1,892,856
Resona Holdings, Inc.	711,025	3,210,505
Ricoh Co. Ltd.	248,000	2,514,152
Rinnai Corp.	15,600	1,048,257
Rohm Co. Ltd.	36,200	2,283,102
Ryohin Keikaku Co. Ltd. (b)	9,000	2,133,226
Sankyo Co. Ltd.	20,900	768,762
Santen Pharmaceutical Co. Ltd.	120,051	1,868,645
SBI Holdings, Inc.	83,425	1,754,346
Secom Co. Ltd.	73,200	6,317,535
Sega Sammy Holdings, Inc.	63,000	732,499
Seibu Holdings, Inc.	82,600	1,465,777
Seiko Epson Corp.	89,859	1,326,945
Sekisui Chemical Co. Ltd.	125,500	1,966,972
Sekisui House Ltd.	199,951	3,002,001
Seven & i Holdings Co. Ltd.	267,176	11,730,672
Seven Bank Ltd.	194,400	566,815
SG Holdings Co. Ltd.	30,900	903,728
Sharp Corp.	61,773	721,558
Shimadzu Corp.	73,400	1,807,590
Shimamura Co. Ltd. (b)	10,300	869,538
Shimano, Inc.	28,194	4,277,222
Shimizu Corp.	194,600	1,707,431
Shin-Etsu Chemical Co. Ltd.	127,804	10,629,981
Shinsei Bank Ltd.	37,600	515,771
Shionogi & Co. Ltd.	96,695	6,173,073
Shiseido Co. Ltd.	133,557	8,804,350
Shizuoka Bank Ltd.	153,700	1,212,060
Showa Denko KK	45,000	1,673,395
Showa Shell Sekiyu KK	72,000	1,078,724
SMC Corp.	20,682	7,189,948
SoftBank Corp.*(b)	588,200	7,335,020
SoftBank Group Corp.	290,314	26,774,574
Sohgo Security Services Co. Ltd.	24,600	1,061,553
Sompo Holdings, Inc.	115,135	4,293,870
Sony Corp.	447,816	21,457,724
Sony Financial Holdings, Inc.	55,600	1,049,998
Stanley Electric Co. Ltd.	39,000	1,119,634
Subaru Corp.	217,934	5,526,313
SUMCO Corp.	81,800	1,036,948
Sumitomo Chemical Co. Ltd.	531,122	2,630,237
Sumitomo Corp.	394,476	5,664,189
Sumitomo Dainippon Pharma Co. Ltd.	50,800	1,251,941
Sumitomo Electric Industries Ltd.	261,700	3,636,777
Sumitomo Heavy Industries Ltd.	36,300	1,240,775
Sumitomo Metal Mining Co. Ltd.	85,300	2,497,817
Sumitomo Mitsui Financial Group, Inc.	465,715	16,470,179
Sumitomo Mitsui Trust Holdings, Inc.	115,081	4,355,867
Sumitomo Realty & Development Co. Ltd.	122,803	4,587,554
Sumitomo Rubber Industries Ltd.	55,900	717,650
Sundrug Co. Ltd.	31,000	948,369
Suntory Beverage & Food Ltd.	45,500	2,004,261
Suzuken Co. Ltd.	25,110	1,374,162
Suzuki Motor Corp.	120,926	6,184,893
Sysmex Corp.	57,007	3,426,097
T&D Holdings, Inc.	178,400	2,139,071
Taiheiyo Cement Corp.	38,400	1,310,833
Taisei Corp.	75,315	3,554,092
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,489,725
Taiyo Nippon Sanso Corp.	46,700	659,033
Takashimaya Co. Ltd. (b)	48,323	635,116
Takeda Pharmaceutical Co. Ltd.	522,611	20,953,201
TDK Corp.	45,324	3,537,602
Teijin Ltd.	63,104	1,056,970
Terumo Corp.	108,722	6,652,169
THK Co. Ltd.	36,628	899,064
Tobu Railway Co. Ltd.	68,679	1,916,222
Toho Co. Ltd.	38,000	1,356,838
Toho Gas Co. Ltd.	30,928	1,403,989
Tohoku Electric Power Co., Inc.	152,413	1,996,348
Tokio Marine Holdings, Inc.	236,050	11,490,668
Tokyo Century Corp.	16,800	748,325
Tokyo Electric Power Co. Holdings, Inc.*	509,900	3,174,724
Tokyo Electron Ltd.	54,964	7,470,548
Tokyo Gas Co. Ltd.	133,180	3,662,107
Tokyu Corp.	168,910	2,859,491

Tokyu Fudosan Holdings Corp.	187,500	1,034,518
Toppan Printing Co. Ltd.	88,189	1,401,973
Toray Industries, Inc.	486,643	3,385,741
Toshiba Corp.	225,416	7,057,837
Tosoh Corp.	94,440	1,392,051
TOTO Ltd.	48,515	1,834,573
Toyo Seikan Group Holdings Ltd.	54,000	1,139,927
Toyo Suisan Kaisha Ltd.	35,800	1,326,461
Toyoda Gosei Co. Ltd.	18,200	411,792
Toyota Industries Corp.	48,200	2,469,134
Toyota Motor Corp.	806,364	48,447,672
Toyota Tsusho Corp.	74,311	2,356,698
Trend Micro, Inc.	40,776	2,008,346
Tsuruha Holdings, Inc.	15,300	1,353,411
Unicharm Corp.	138,700	4,411,174
United Urban Investment Corp. REIT	1,125	1,742,027
USS Co. Ltd.	74,600	1,357,276
Welcia Holdings Co. Ltd.	19,000	673,306
West Japan Railway Co.	53,806	4,050,475
Yahoo Japan Corp.	984,000	2,630,709
Yakult Honsha Co. Ltd.	40,979	2,746,271
Yamada Denki Co. Ltd. (b)	229,700	1,108,676
Yamaguchi Financial Group, Inc.	64,381	599,538
Yamaha Corp.	46,381	2,280,248
Yamaha Motor Co. Ltd.	101,774	2,060,772
Yamato Holdings Co. Ltd.	112,471	2,925,164
Yamazaki Baking Co. Ltd.	32,200	550,605
Yaskawa Electric Corp. (b)	84,020	2,385,711
Yokogawa Electric Corp.	82,744	1,591,559
Yokohama Rubber Co. Ltd.	35,804	729,475
ZOZO, Inc.	72,297	1,359,481

		1,150,179,198

Luxembourg - 0.3%
ArcelorMittal	233,813	5,374,859
Aroundtown SA	276,814	2,329,978
Eurofins Scientific SE (b)	4,078	1,717,179
Millicom International Cellular SA SDR	22,637	1,362,730
RTL Group SA	12,976	731,778
SES SA	130,753	2,627,226
Tenaris SA	168,905	2,253,578

		16,397,328

Macau - 0.1%
MGM China Holdings Ltd.	339,486	713,592
Sands China Ltd.	859,542	4,292,372
Wynn Macau Ltd.	566,711	1,400,579

		6,406,543

Mexico - 0.0%
Fresnillo PLC	78,704	897,744

Netherlands - 4.7%
ABN AMRO Group NV, 144A	151,295	3,668,968
Adyen NV, 144A*	2,547	1,912,075
Aegon NV	640,867	3,446,494
Akzo Nobel NV	79,310	7,192,532
ASML Holding NV	143,494	26,297,549
EXOR NV	38,667	2,379,413
Heineken Holding NV	38,607	3,734,844
Heineken NV	91,608	9,232,073
ING Groep NV	1,370,728	18,135,843
Koninklijke Ahold Delhaize NV	421,812	10,879,234
Koninklijke DSM NV	63,734	6,843,452
Koninklijke KPN NV	1,144,736	3,531,239
Koninklijke Philips NV	331,326	13,190,329
Koninklijke Vopak NV	24,134	1,180,127
NN Group NV	109,404	4,766,110
NXP Semiconductors NV	120,752	11,027,073
QIAGEN NV*	80,106	3,063,337
Randstad NV	40,875	2,182,858
Royal Dutch Shell PLC, Class A	1,620,632	50,503,016
Royal Dutch Shell PLC, Class B	1,285,658	40,320,158
Wolters Kluwer NV	102,196	6,739,756

		230,226,480

New Zealand - 0.2%
a2 Milk Co. Ltd.*	263,212	2,565,028
Auckland International Airport Ltd.	348,799	1,845,623
Fisher & Paykel Healthcare Corp. Ltd.	199,967	2,001,808
Fletcher Building Ltd.*	316,181	1,052,910
Meridian Energy Ltd.	456,233	1,146,462
Ryman Healthcare Ltd.	126,146	944,959
Spark New Zealand Ltd.	657,092	1,669,098

		11,225,888

Norway - 0.7%
Aker BP ASA (b)	39,609	1,342,419
DNB ASA	338,621	6,490,139
Equinor ASA	415,440	9,338,922
Gjensidige Forsikring ASA	68,369	1,225,690
Mowi ASA (b)	148,419	3,423,993
Norsk Hydro ASA	490,282	2,030,654
Orkla ASA	288,646	2,274,314
Schibsted ASA, Class B	33,077	1,225,411
Telenor ASA	259,870	5,067,323
Yara International ASA	59,017	2,483,685

		34,902,550

Portugal - 0.2%
EDP-Energias de Portugal SA	894,508	3,281,301
Galp Energia SGPS SA	179,525	2,946,615

Jeronimo Martins SGPS SA	85,534	1,289,100

		7,517,016

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	874,800	1,811,716
CapitaLand Commercial Trust REIT	986,180	1,415,081
CapitaLand Ltd.	957,000	2,420,814
CapitaLand Mall Trust REIT	833,000	1,478,698
City Developments Ltd.	125,700	829,323
ComfortDelGro Corp. Ltd.	748,500	1,323,162
DBS Group Holdings Ltd.	639,795	11,754,813
Genting Singapore Ltd.	2,177,378	1,642,696
Golden Agri-Resources Ltd.	2,510,100	510,560
Jardine Cycle & Carriage Ltd.	36,000	887,751
Keppel Corp. Ltd.	489,400	2,229,811
Oversea-Chinese Banking Corp. Ltd.	1,111,522	9,092,776
SATS Ltd.	277,800	1,054,078
Sembcorp Industries Ltd.	350,900	679,999
Singapore Airlines Ltd.	211,500	1,565,913
Singapore Exchange Ltd.	273,600	1,586,556
Singapore Press Holdings Ltd.	461,611	839,914
Singapore Technologies Engineering Ltd.	538,700	1,490,191
Singapore Telecommunications Ltd.	2,899,389	6,476,446
Suntec Real Estate Investment Trust REIT	632,000	902,189
United Overseas Bank Ltd.	475,154	8,793,161
UOL Group Ltd.	182,681	895,840
Venture Corp. Ltd.	84,400	1,111,183
Wilmar International Ltd.	687,966	1,628,322

		62,420,993

South Africa - 0.0%
Investec PLC	241,063	1,575,646

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA (b)	90,413	4,008,711
Aena SME SA, 144A	23,648	4,220,359
Amadeus IT Group SA	154,428	11,628,297
Banco Bilbao Vizcaya Argentaria SA	2,337,641	14,555,083
Banco de Sabadell SA	2,001,213	2,279,693
Banco Santander SA	5,723,442	27,967,500
Bankia SA	403,761	1,233,107
Bankinter SA	230,491	1,893,405
CaixaBank SA	1,269,110	4,526,968
Enagas SA (b)	82,851	2,360,682
Endesa SA	111,598	2,811,656
Ferrovial SA	171,971	3,963,024
Grifols SA	108,401	2,818,653
Iberdrola SA	2,175,859	18,195,682
Industria de Diseno Textil SA	382,417	11,544,369
Mapfre SA	395,667	1,117,927
Naturgy Energy Group SA	124,598	3,382,950
Red Electrica Corp. SA	155,237	3,354,910
Repsol SA	489,491	8,421,165
Siemens Gamesa Renewable Energy SA*	81,610	1,248,991
Telefonica SA	1,642,804	14,180,854

		145,713,986

Sweden - 2.4%
Alfa Laval AB	106,038	2,319,151
Assa Abloy AB, Class B	350,309	7,246,268
Atlas Copco AB, Class A	232,202	6,291,528
Atlas Copco AB, Class B	140,224	3,519,264
Boliden AB	97,756	2,675,166
Electrolux AB, Series B	86,733	2,269,745
Epiroc AB, Class A*	230,841	2,317,658
Epiroc AB, Class B*	129,591	1,217,617
Essity AB, Class B	215,020	5,999,421
Hennes & Mauritz AB, Class B (b)	307,985	4,661,124
Hexagon AB, Class B	91,749	4,825,862
Husqvarna AB, Class B	163,562	1,340,585
ICA Gruppen AB (b)	29,312	1,126,652
Industrivarden AB, Class C	55,959	1,165,409
Investor AB, Class B	158,567	7,081,950
Kinnevik AB, Class B	80,120	2,029,892
L E Lundbergforetagen AB, Class B	25,339	781,350
Lundin Petroleum AB	67,745	2,215,135
Sandvik AB	392,969	6,456,588
Securitas AB, Class B	104,057	1,631,946
Skandinaviska Enskilda Banken AB, Class A	568,618	5,788,379
Skanska AB, Class B	120,032	2,165,151
SKF AB, Class B	129,711	2,183,150
Svenska Handelsbanken AB, Class A	539,347	6,152,036
Swedbank AB, Class A	320,035	5,880,245
Swedish Match AB	61,425	2,879,712
Tele2 AB, Class B	178,727	2,354,064
Telefonaktiebolaget LM Ericsson, Class B	1,080,041	9,885,953
Telia Co. AB	994,719	4,317,701
Volvo AB, Class B	551,974	8,127,811

		116,906,513

Switzerland - 9.1%
ABB Ltd.	648,661	12,845,834
Adecco Group AG	55,650	2,891,648
Baloise Holding AG	17,487	2,855,950
Barry Callebaut AG	810	1,395,110
Chocoladefabriken Lindt & Spruengli AG	41	3,031,712

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	358	2,327,960
Cie Financiere Richemont SA	183,089	14,022,667
Clariant AG*	73,266	1,574,626
Coca-Cola HBC AG*	73,629	2,476,599
Credit Suisse Group AG*	899,704	11,128,547
Dufry AG*	10,503	1,064,980
EMS-Chemie Holding AG	2,801	1,617,931
Ferguson PLC	81,460	5,640,993
Geberit AG	13,041	5,205,685
Givaudan SA	3,254	8,141,113
Glencore PLC*	3,942,196	15,892,705
Julius Baer Group Ltd.*	77,703	3,393,691
Kuehne + Nagel International AG	19,158	2,500,205
LafargeHolcim Ltd.*	170,379	8,433,167
Lonza Group AG*	26,150	7,270,803
Nestle SA	1,077,029	97,510,486
Novartis AG	762,890	69,589,205
Pargesa Holding SA	11,698	961,110
Partners Group Holding AG	6,087	4,403,401
Roche Holding AG	247,087	68,651,095
Schindler Holding AG	7,456	1,653,984
Schindler Holding AG Participation Certificates	13,713	3,099,697
SGS SA	1,894	4,829,648
Sika AG	45,620	6,170,733
Sonova Holding AG	19,586	3,662,870
STMicroelectronics NV	243,228	3,975,598
Straumann Holding AG	3,696	2,884,809
Swatch Group AG-Bearer	11,042	3,269,286
Swatch Group AG-Registered	19,248	1,101,208
Swiss Life Holding AG*	12,038	5,246,761
Swiss Prime Site AG*	25,056	2,115,092
Swiss Re AG	106,655	10,560,240
Swisscom AG	9,253	4,284,165
Temenos AG*	21,397	3,102,195
UBS Group AG*	1,356,807	17,265,116
Vifor Pharma AG	16,674	2,087,487
Zurich Insurance Group AG	53,172	17,581,043

		447,717,155

United Arab Emirates - 0.0%
NMC Health PLC	33,879	1,215,052

United Kingdom - 14.5%
3i Group PLC	340,082	4,266,192
Admiral Group PLC	69,803	2,020,162
Anglo American PLC (b)	369,014	9,805,949
Ashtead Group PLC	171,428	4,554,285
Associated British Foods PLC	125,343	3,728,952
AstraZeneca PLC	445,503	36,274,858
Auto Trader Group PLC, 144A	326,143	2,057,779
Aviva PLC	1,340,063	7,521,913
Babcock International Group PLC	84,527	606,527
BAE Systems PLC	1,122,265	6,936,474
Barclays PLC	5,991,187	13,044,807
Barratt Developments PLC	360,533	2,864,371
Berkeley Group Holdings PLC	44,047	2,307,655
BP PLC	7,050,875	49,976,624
British American Tobacco PLC	806,957	29,524,383
British Land Co. PLC REIT	338,893	2,715,819
BT Group PLC	2,969,812	8,457,041
Bunzl PLC	111,607	3,512,745
Burberry Group PLC	145,795	3,653,819
Centrica PLC	1,988,840	3,284,178
CNH Industrial NV	363,143	3,933,953
Coca-Cola European Partners PLC	78,397	3,695,635
Compass Group PLC	557,489	12,311,416
ConvaTec Group PLC, 144A	468,801	824,809
Croda International PLC	46,983	2,998,013
Diageo PLC	860,153	33,239,018
Direct Line Insurance Group PLC	461,002	2,181,039
easyJet PLC	59,624	970,734
Experian PLC	312,033	8,126,226
Fiat Chrysler Automobiles NV*	386,478	5,706,876
G4S PLC	520,707	1,449,650
GlaxoSmithKline PLC	1,746,948	34,695,669
Hammerson PLC REIT	289,522	1,465,754
Hargreaves Lansdown PLC	102,324	2,364,194
HSBC Holdings PLC	7,045,806	57,276,670
Imperial Brands PLC	336,165	11,193,610
Informa PLC	427,680	4,000,264
InterContinental Hotels Group PLC	58,755	3,514,234
Intertek Group PLC	57,641	3,888,350
ITV PLC	1,328,041	2,309,254
J Sainsbury PLC	630,014	1,913,565
John Wood Group PLC	246,894	1,704,140
Johnson Matthey PLC	65,593	2,690,883
Kingfisher PLC	752,960	2,417,821
Land Securities Group PLC REIT	265,921	3,172,923
Legal & General Group PLC	2,083,539	7,754,374
Lloyds Banking Group PLC	25,014,367	21,081,144
London Stock Exchange Group PLC	108,725	6,499,417
Marks & Spencer Group PLC	570,698	2,066,457
Meggitt PLC	277,905	1,987,484
Melrose Industries PLC	1,692,721	3,904,293
Merlin Entertainments PLC, 144A	258,992	1,242,145
Micro Focus International PLC	154,102	3,825,212
Mondi PLC	120,661	2,766,265
National Grid PLC	1,189,883	13,381,548

Next PLC	46,629	3,146,739
Pearson PLC	278,339	3,123,215
Persimmon PLC	110,911	3,579,103
Prudential PLC	911,051	19,213,092
Reckitt Benckiser Group PLC	235,937	18,046,935
RELX PLC	695,368	15,946,565
Rio Tinto Ltd.	129,580	8,838,802
Rio Tinto PLC	409,678	23,560,764
Rolls-Royce Holdings PLC*	591,577	7,493,283
Royal Bank of Scotland Group PLC	1,691,201	5,959,972
Royal Mail PLC	298,140	1,118,297
RSA Insurance Group PLC	368,773	2,499,410
Sage Group PLC	385,334	3,378,285
Schroders PLC	42,630	1,546,429
Segro PLC REIT	362,170	3,175,202
Severn Trent PLC	85,385	2,286,522
Smith & Nephew PLC	307,222	5,853,497
Smiths Group PLC	133,531	2,533,538
SSE PLC	364,484	5,745,596
St James’s Place PLC	189,496	2,444,007
Standard Chartered PLC	987,606	7,880,413
Standard Life Aberdeen PLC	885,107	2,896,746
Taylor Wimpey PLC	1,121,227	2,697,667
Tesco PLC	3,439,607	10,310,381
Unilever NV	533,592	28,868,811
Unilever PLC	396,398	21,072,527
United Utilities Group PLC	229,274	2,555,024
Vodafone Group PLC	9,401,452	16,744,174
Weir Group PLC	82,093	1,785,696
Whitbread PLC	62,041	3,993,434
Wm Morrison Supermarkets PLC	791,476	2,415,527
WPP PLC	452,479	4,955,994

		715,333,219

United States (d) - 0.1%
Carnival PLC	59,890	3,348,979

TOTAL COMMON STOCKS (Cost $4,924,335,738)		4,752,986,397

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	18,622	1,374,685
FUCHS PETROLUB SE	23,743	1,061,354
Henkel AG & Co. KGaA	62,816	6,276,170
Porsche Automobil Holding SE	54,649	3,643,847
Sartorius AG	12,776	2,025,768
Volkswagen AG	64,566	11,082,180

		25,464,004

TOTAL PREFERRED STOCKS (Cost $33,403,796)		25,464,004

SECURITIES LENDING COLLATERAL - 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (e)(f) (Cost $75,741,673)	75,741,673	75,741,673

CASH EQUIVALENTS - 2.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.63% (e)	50,314,737	50,324,800
DWS Government Money Market Series “Institutional Shares”, 2.38% (e)	93,900,891	93,900,891

TOTAL CASH EQUIVALENTS (Cost $144,215,628)		144,225,691

TOTAL INVESTMENTS - 101.5% (Cost $5,177,696,835)		$4,998,417,765
Other assets and liabilities, net - (1.5%)		(76,903,488)

NET ASSETS - 100.0%		$4,921,514,277

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCK — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
8,570,145	470,890	(1,628,659)		(1,362,302)	202,611	—	—	673,583	6,252,685
SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (e)(f)
206,357,389	—	(130,615,716)	(g)	—	—	870,955	—	75,741,673	75,741,673
CASH EQUIVALENTS — 2.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.63% (e)
—	50,314,737	—		—	10,063	361,388	—	50,314,737	50,324,800
DWS Government Money Market Series “Institutional Shares”, 2.38% (e)
—	892,140,138	(798,239,247)		—	—	644,158	—	93,900,891	93,900,891

214,927,534	942,925,765	(930,483,622)		(1,362,302)	212,674	1,876,501	—	220,630,884	226,220,049

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $106,994,358, which is 2.2% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Security is listed in country of domicile and trade on exchanges within the MSCI EAFE US Dollar Hedged Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $39,937,457.

(g)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$934,457,312	19.5%
Industrials	687,841,438	14.4
Consumer Staples	541,779,238	11.3
Consumer Discretionary	534,199,370	11.2
Health Care	533,372,860	11.2
Materials	357,471,297	7.5
Information Technology	295,175,461	6.2
Energy	280,125,297	5.9
Communication Services	259,091,099	5.4
Real Estate	177,885,763	3.7
Utilities	177,051,266	3.7

Total	$4,778,450,401	100.0%

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
AMSTERDAM Index Futures	EUR	48	$5,729,622	$5,907,675	3/15/2019	$127,767
CAC40 10 EURO Futures	EUR	213	12,038,838	12,692,877	3/15/2019	547,429
DAX Index Futures	EUR	33	9,998,839	10,810,319	3/15/2019	863,941
FTSE/MIB Index Futures	EUR	21	2,205,536	2,466,872	3/15/2019	273,563
FTSE 100 Index Futures	GBP	200	16,841,292	18,769,149	3/15/2019	1,089,466
HANG SENG Index Futures	HKD	22	4,048,110	4,017,020	3/28/2019	(30,551)
IBEX 35 Index Futures	EUR	31	3,119,892	3,276,481	3/15/2019	129,147
MSCI EAFE Futures	USD	305	27,623,211	28,502,250	3/15/2019	879,039
MSCI SING IX ETS	SGD	56	1,516,295	1,490,296	3/28/2019	(23,232)
OMXS30 Index Futures	SEK	167	2,763,929	2,842,399	3/15/2019	56,308
SPI 200 Futures	AUD	71	7,043,382	7,742,190	3/21/2019	751,399
SWISS MKT IX Futures	CHF	100	8,439,455	9,339,211	3/15/2019	997,066
TOPIX Index Futures	JPY	192	26,690,262	27,663,572	3/07/2019	882,614

Total net unrealized appreciation						$6,543,956

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/5/2019	AUD	190,897,700	USD	139,245,937	$3,820,514	$—
RBC Capital Markets	3/5/2019	AUD	10,258,300	USD	7,482,937	205,560	—
The Bank of Nova Scotia	3/5/2019	AUD	12,730,000	USD	9,285,491	254,656	—
The Bank of Nova Scotia	3/5/2019	AUD	266,002,142	USD	194,027,282	5,321,748	—
JP Morgan & Chase Co.	3/5/2019	CHF	83,345,800	USD	84,230,558	681,216	—
RBC Capital Markets	3/5/2019	CHF	112,113,400	USD	113,303,655	916,459	—
The Bank of New York Mellon	3/5/2019	CHF	59,928,700	USD	60,569,220	494,166	—
The Bank of Nova Scotia	3/5/2019	CHF	154,277,300	USD	155,912,038	1,257,972	—
The Bank of Nova Scotia	3/5/2019	CHF	21,369,000	USD	21,597,392	176,206	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/5/2019	DKK	116,941,200	USD	18,018,508	$182,040	$—
RBC Capital Markets	3/5/2019	DKK	152,610,400	USD	23,511,620	234,704	—
The Bank of New York Mellon	3/5/2019	DKK	55,425,300	USD	8,540,168	86,419	—
The Bank of Nova Scotia	3/5/2019	DKK	222,014,800	USD	34,201,374	338,544	—
Goldman Sachs & Co.	3/5/2019	EUR	124,755,600	USD	143,497,883	1,532,668	—
JP Morgan & Chase Co.	3/5/2019	EUR	386,320,600	USD	444,319,298	4,707,070	—
RBC Capital Markets	3/5/2019	EUR	537,381,900	USD	618,059,045	6,547,118	—
The Bank of New York Mellon	3/5/2019	EUR	41,575,000	USD	47,820,604	510,473	—
The Bank of Nova Scotia	3/5/2019	EUR	81,390,000	USD	93,615,185	997,708	—
The Bank of Nova Scotia	3/5/2019	EUR	184,153,500	USD	211,799,544	2,242,688	—
JP Morgan & Chase Co.	3/5/2019	GBP	233,922,500	USD	308,146,109	—	(2,199,630)
RBC Capital Markets	3/5/2019	GBP	154,996,100	USD	204,175,588	—	(1,458,241)
The Bank of New York Mellon	3/5/2019	GBP	109,870,100	USD	144,739,024	—	(1,025,994)
The Bank of Nova Scotia	3/5/2019	GBP	14,780,000	USD	19,470,359	—	(138,315)
The Bank of Nova Scotia	3/5/2019	GBP	126,296,500	USD	166,370,379	—	(1,187,597)
JP Morgan & Chase Co.	3/5/2019	HKD	461,330,600	USD	58,856,702	76,108	—
RBC Capital Markets	3/5/2019	HKD	314,575,600	USD	40,134,933	53,177	—
The Bank of New York Mellon	3/5/2019	HKD	58,968,500	USD	7,524,475	10,984	—
The Bank of Nova Scotia	3/5/2019	HKD	99,276,000	USD	12,668,055	18,770	—
The Bank of Nova Scotia	3/5/2019	HKD	499,718,200	USD	63,750,137	78,374	—
Goldman Sachs & Co.	3/5/2019	ILS	8,064,500	USD	2,223,923	—	(1,853)
JP Morgan & Chase Co.	3/5/2019	ILS	11,956,000	USD	3,296,325	—	(3,492)
RBC Capital Markets	3/5/2019	ILS	1,228,200	USD	338,618	—	(362)
The Bank of Nova Scotia	3/5/2019	ILS	28,648,600	USD	7,897,724	—	(9,195)
Goldman Sachs & Co.	3/5/2019	JPY	13,814,207,200	USD	127,217,170	3,232,699	—
JP Morgan & Chase Co.	3/5/2019	JPY	44,286,733,700	USD	407,809,954	10,330,231	—
RBC Capital Markets	3/5/2019	JPY	26,539,329,000	USD	244,382,729	6,188,483	—
The Bank of New York Mellon	3/5/2019	JPY	25,920,516,100	USD	238,704,063	6,063,750	—
The Bank of Nova Scotia	3/5/2019	JPY	15,860,592,600	USD	146,048,662	3,697,591	—
The Bank of Nova Scotia	3/5/2019	JPY	5,862,130,000	USD	53,984,004	1,370,555	—
Goldman Sachs & Co.	3/5/2019	NOK	45,716,300	USD	5,434,653	90,625	—
JP Morgan & Chase Co.	3/5/2019	NOK	37,325,700	USD	4,437,184	73,979	—
RBC Capital Markets	3/5/2019	NOK	60,955,700	USD	7,245,857	120,413	—
The Bank of New York Mellon	3/5/2019	NOK	82,200,300	USD	9,771,616	162,775	—
The Bank of Nova Scotia	3/5/2019	NOK	72,076,000	USD	8,566,708	141,352	—
JP Morgan & Chase Co.	3/5/2019	NZD	994,500	USD	690,251	12,924	—
RBC Capital Markets	3/5/2019	NZD	6,172,100	USD	4,283,777	80,127	—
The Bank of Nova Scotia	3/5/2019	NZD	11,101,200	USD	7,704,177	143,451	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/5/2019	SEK	227,084,800	USD	25,156,848	$559,795	$—
RBC Capital Markets	3/5/2019	SEK	407,239,100	USD	45,109,950	999,197	—
The Bank of New York Mellon	3/5/2019	SEK	167,937,900	USD	18,603,440	412,978	—
The Bank of Nova Scotia	3/5/2019	SEK	77,417,000	USD	8,576,170	190,624	—
The Bank of Nova Scotia	3/5/2019	SEK	327,080,300	USD	36,228,538	800,313	—
Goldman Sachs & Co.	3/5/2019	SGD	2,844,900	USD	2,116,820	12,427	—
JP Morgan & Chase Co.	3/5/2019	SGD	45,371,900	USD	33,758,101	196,188	—
RBC Capital Markets	3/5/2019	SGD	30,701,200	USD	22,845,110	135,217	—
The Bank of Nova Scotia	3/5/2019	SGD	8,335,600	USD	6,202,314	36,412	—
JP Morgan & Chase Co.	3/5/2019	USD	2,050,529	AUD	2,819,600	—	(50,266)
JP Morgan & Chase Co.	3/5/2019	USD	128,997,408	AUD	181,311,100	—	(372,850)
JP Morgan & Chase Co.	3/5/2019	USD	2,460,620	AUD	3,383,500	—	(60,319)
JP Morgan & Chase Co.	3/5/2019	USD	2,409,444	AUD	3,383,500	—	(9,144)
RBC Capital Markets	3/5/2019	USD	7,298,268	AUD	10,258,300	—	(20,890)
The Bank of Nova Scotia	3/5/2019	USD	1,998,659	AUD	2,819,600	1,603	—
The Bank of Nova Scotia	3/5/2019	USD	185,465,654	AUD	260,686,842	—	(530,865)
The Bank of Nova Scotia	3/5/2019	USD	2,789,707	AUD	3,947,400	10,633	—
The Bank of Nova Scotia	3/5/2019	USD	3,260,677	AUD	4,511,300	—	(60,300)
The Bank of Nova Scotia	3/5/2019	USD	2,432,584	AUD	3,383,500	—	(32,283)
The Bank of Nova Scotia	3/5/2019	USD	2,425,733	AUD	3,383,500	—	(25,432)
JP Morgan & Chase Co.	3/5/2019	USD	80,620,575	CHF	80,306,800	—	(117,656)
JP Morgan & Chase Co.	3/5/2019	USD	3,040,149	CHF	3,039,000	6,272	—
RBC Capital Markets	3/5/2019	USD	2,537,158	CHF	2,532,500	1,526	—
RBC Capital Markets	3/5/2019	USD	109,998,896	CHF	109,580,900	—	(150,385)
The Bank of New York Mellon	3/5/2019	USD	3,064,444	CHF	3,039,000	—	(18,022)
The Bank of New York Mellon	3/5/2019	USD	54,570,023	CHF	54,357,200	—	(80,076)
The Bank of New York Mellon	3/5/2019	USD	2,553,703	CHF	2,532,500	—	(15,019)
The Bank of Nova Scotia	3/5/2019	USD	3,040,794	CHF	3,039,000	5,628	—
The Bank of Nova Scotia	3/5/2019	USD	3,039,806	CHF	3,039,000	6,616	—
The Bank of Nova Scotia	3/5/2019	USD	4,070,194	CHF	4,052,000	—	(8,298)
The Bank of Nova Scotia	3/5/2019	USD	162,588,637	CHF	161,970,800	—	(222,283)
The Bank of Nova Scotia	3/5/2019	USD	3,537,046	CHF	3,545,500	17,112	—
JP Morgan & Chase Co.	3/5/2019	USD	17,260,252	DKK	113,084,600	—	(12,012)
JP Morgan & Chase Co.	3/5/2019	USD	588,732	DKK	3,856,600	—	(503)
RBC Capital Markets	3/5/2019	USD	22,800,635	DKK	149,396,600	—	(13,903)
RBC Capital Markets	3/5/2019	USD	488,490	DKK	3,213,800	1,695	—
The Bank of New York Mellon	3/5/2019	USD	592,875	DKK	3,856,600	—	(4,647)
The Bank of New York Mellon	3/5/2019	USD	494,057	DKK	3,213,800	—	(3,872)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of New York Mellon	3/5/2019	USD	7,380,501	DKK	48,354,900	$—	$(5,165)
The Bank of Nova Scotia	3/5/2019	USD	586,927	DKK	3,856,600	1,301	—
The Bank of Nova Scotia	3/5/2019	USD	681,141	DKK	4,499,300	5,115	—
The Bank of Nova Scotia	3/5/2019	USD	31,234,864	DKK	204,660,200	—	(19,046)
The Bank of Nova Scotia	3/5/2019	USD	789,550	DKK	5,142,100	—	(5,250)
The Bank of Nova Scotia	3/5/2019	USD	589,050	DKK	3,856,600	—	(822)
Goldman Sachs & Co.	3/5/2019	USD	142,071,066	EUR	124,755,600	—	(105,850)
JP Morgan & Chase Co.	3/5/2019	USD	10,888,535	EUR	9,557,500	—	(12,610)
JP Morgan & Chase Co.	3/5/2019	USD	429,055,181	EUR	376,763,100	—	(318,878)
RBC Capital Markets	3/5/2019	USD	14,604,102	EUR	12,743,400	—	(102,793)
RBC Capital Markets	3/5/2019	USD	564,756,370	EUR	495,965,900	—	(373,642)
RBC Capital Markets	3/5/2019	USD	12,595,538	EUR	11,150,500	93,136	—
RBC Capital Markets	3/5/2019	USD	10,892,062	EUR	9,557,500	—	(16,137)
RBC Capital Markets	3/5/2019	USD	9,033,370	EUR	7,964,600	29,920	—
The Bank of New York Mellon	3/5/2019	USD	9,139,020	EUR	7,964,600	—	(75,730)
The Bank of New York Mellon	3/5/2019	USD	27,391,322	EUR	24,052,900	—	(20,406)
The Bank of New York Mellon	3/5/2019	USD	10,966,801	EUR	9,557,500	—	(90,876)
The Bank of Nova Scotia	3/5/2019	USD	10,852,159	EUR	9,557,500	23,766	—
The Bank of Nova Scotia	3/5/2019	USD	291,491,258	EUR	255,986,000	—	(192,850)
JP Morgan & Chase Co.	3/5/2019	USD	7,853,475	GBP	6,015,200	126,910	—
JP Morgan & Chase Co.	3/5/2019	USD	4,868,974	GBP	3,759,500	118,767	—
JP Morgan & Chase Co.	3/5/2019	USD	5,843,454	GBP	4,511,400	141,835	—
JP Morgan & Chase Co.	3/5/2019	USD	292,153,311	GBP	219,636,400	—	(760,987)
RBC Capital Markets	3/5/2019	USD	5,981,241	GBP	4,511,400	4,048	—
RBC Capital Markets	3/5/2019	USD	193,158,984	GBP	145,221,400	—	(493,282)
RBC Capital Markets	3/5/2019	USD	6,776,336	GBP	5,263,300	206,502	—
The Bank of New York Mellon	3/5/2019	USD	5,926,067	GBP	4,511,400	59,222	—
The Bank of New York Mellon	3/5/2019	USD	135,144,005	GBP	101,599,200	—	(352,016)
The Bank of New York Mellon	3/5/2019	USD	4,938,389	GBP	3,759,500	49,352	—
The Bank of Nova Scotia	3/5/2019	USD	5,898,520	GBP	4,511,400	86,769	—
The Bank of Nova Scotia	3/5/2019	USD	181,645,240	GBP	136,565,100	—	(463,878)
JP Morgan & Chase Co.	3/5/2019	USD	55,981,990	HKD	439,426,600	7,698	—
JP Morgan & Chase Co.	3/5/2019	USD	1,504,221	HKD	11,794,500	—	(1,421)
JP Morgan & Chase Co.	3/5/2019	USD	1,289,753	HKD	10,109,500	—	(1,648)
RBC Capital Markets	3/5/2019	USD	40,074,346	HKD	314,575,600	7,410	—
The Bank of New York Mellon	3/5/2019	USD	1,290,023	HKD	10,109,500	—	(1,918)
The Bank of New York Mellon	3/5/2019	USD	5,151,325	HKD	40,434,400	637	—
The Bank of New York Mellon	3/5/2019	USD	1,075,021	HKD	8,424,600	—	(1,598)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of Nova Scotia	3/5/2019	USD	1,288,765	HKD	10,109,500	$—	$(660)
The Bank of Nova Scotia	3/5/2019	USD	1,074,567	HKD	8,424,600	—	(1,144)
The Bank of Nova Scotia	3/5/2019	USD	70,940,814	HKD	556,871,200	13,118	—
The Bank of Nova Scotia	3/5/2019	USD	1,288,396	HKD	10,109,500	—	(290)
The Bank of Nova Scotia	3/5/2019	USD	1,719,590	HKD	13,479,400	—	(2,107)
Goldman Sachs & Co.	3/5/2019	USD	96,951	ILS	351,800	144	—
Goldman Sachs & Co.	3/5/2019	USD	2,047,920	ILS	7,419,500	—	(162)
Goldman Sachs & Co.	3/5/2019	USD	80,802	ILS	293,200	120	—
JP Morgan & Chase Co.	3/5/2019	USD	97,309	ILS	351,800	—	(213)
JP Morgan & Chase Co.	3/5/2019	USD	3,202,988	ILS	11,604,200	—	(266)
RBC Capital Markets	3/5/2019	USD	339,011	ILS	1,228,200	—	(32)
The Bank of Nova Scotia	3/5/2019	USD	130,032	ILS	469,100	—	(562)
The Bank of Nova Scotia	3/5/2019	USD	97,306	ILS	351,800	—	(210)
The Bank of Nova Scotia	3/5/2019	USD	80,631	ILS	293,200	291	—
The Bank of Nova Scotia	3/5/2019	USD	112,688	ILS	410,400	581	—
The Bank of Nova Scotia	3/5/2019	USD	7,389,233	ILS	26,772,300	—	(166)
The Bank of Nova Scotia	3/5/2019	USD	97,295	ILS	351,800	—	(200)
Goldman Sachs & Co.	3/5/2019	USD	124,103,932	JPY	13,814,207,200	—	(119,460)
JP Morgan & Chase Co.	3/5/2019	USD	11,336,043	JPY	1,243,558,200	—	(174,931)
JP Morgan & Chase Co.	3/5/2019	USD	360,157,006	JPY	40,089,724,600	—	(346,035)
JP Morgan & Chase Co.	3/5/2019	USD	8,438,845	JPY	932,668,700	—	(68,011)
JP Morgan & Chase Co.	3/5/2019	USD	9,872,053	JPY	1,088,113,500	—	(106,080)
JP Morgan & Chase Co.	3/5/2019	USD	8,499,321	JPY	932,668,700	—	(128,487)
RBC Capital Markets	3/5/2019	USD	7,090,598	JPY	777,223,900	—	(114,904)
RBC Capital Markets	3/5/2019	USD	231,423,869	JPY	25,762,105,100	—	(205,318)
The Bank of New York Mellon	3/5/2019	USD	217,503,344	JPY	24,210,623,500	—	(209,560)
The Bank of New York Mellon	3/5/2019	USD	8,582,175	JPY	932,668,700	—	(211,341)
The Bank of New York Mellon	3/5/2019	USD	7,151,812	JPY	777,223,900	—	(176,117)
The Bank of Nova Scotia	3/5/2019	USD	186,759,377	JPY	20,790,053,900	—	(165,692)
The Bank of Nova Scotia	3/5/2019	USD	8,439,422	JPY	932,668,700	—	(68,588)
Goldman Sachs & Co.	3/5/2019	USD	5,349,441	NOK	45,716,300	—	(5,413)
JP Morgan & Chase Co.	3/5/2019	USD	4,121,540	NOK	35,222,700	—	(4,167)
JP Morgan & Chase Co.	3/5/2019	USD	246,666	NOK	2,103,000	—	(835)
RBC Capital Markets	3/5/2019	USD	203,083	NOK	1,752,500	1,777	—
RBC Capital Markets	3/5/2019	USD	6,640,188	NOK	56,749,700	—	(6,406)
RBC Capital Markets	3/5/2019	USD	281,595	NOK	2,453,500	5,208	—
The Bank of New York Mellon	3/5/2019	USD	331,810	NOK	2,804,000	—	(4,035)
The Bank of New York Mellon	3/5/2019	USD	208,083	NOK	1,752,500	—	(3,224)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of New York Mellon	3/5/2019	USD	249,700	NOK	2,103,000	$—	$(3,869)
The Bank of New York Mellon	3/5/2019	USD	8,593,247	NOK	73,437,800	—	(8,702)
The Bank of New York Mellon	3/5/2019	USD	245,663	NOK	2,103,000	168	—
The Bank of Nova Scotia	3/5/2019	USD	8,187,424	NOK	69,973,000	—	(7,898)
The Bank of Nova Scotia	3/5/2019	USD	245,687	NOK	2,103,000	144	—
JP Morgan & Chase Co.	3/5/2019	USD	429,082	NZD	629,600	—	(278)
JP Morgan & Chase Co.	3/5/2019	USD	88,015	NZD	128,800	—	(293)
JP Morgan & Chase Co.	3/5/2019	USD	89,088	NZD	128,800	—	(1,366)
JP Morgan & Chase Co.	3/5/2019	USD	74,217	NZD	107,300	—	(1,138)
RBC Capital Markets	3/5/2019	USD	4,133,161	NZD	6,064,800	—	(2,590)
RBC Capital Markets	3/5/2019	USD	72,454	NZD	107,300	625	—
The Bank of Nova Scotia	3/5/2019	USD	88,661	NZD	128,800	—	(939)
The Bank of Nova Scotia	3/5/2019	USD	7,170,470	NZD	10,521,600	—	(4,494)
The Bank of Nova Scotia	3/5/2019	USD	101,277	NZD	150,300	1,089	—
The Bank of Nova Scotia	3/5/2019	USD	118,306	NZD	171,700	—	(1,366)
The Bank of Nova Scotia	3/5/2019	USD	88,844	NZD	128,800	—	(1,121)
JP Morgan & Chase Co.	3/5/2019	USD	23,681,133	SEK	218,576,500	—	(5,670)
JP Morgan & Chase Co.	3/5/2019	USD	926,804	SEK	8,508,300	—	(5,214)
RBC Capital Markets	3/5/2019	USD	765,623	SEK	7,090,200	2,364	—
RBC Capital Markets	3/5/2019	USD	1,067,967	SEK	9,926,300	7,216	—
RBC Capital Markets	3/5/2019	USD	41,045,446	SEK	378,878,200	—	(6,649)
RBC Capital Markets	3/5/2019	USD	1,248,502	SEK	11,344,400	—	(19,716)
The Bank of New York Mellon	3/5/2019	USD	942,514	SEK	8,508,300	—	(20,924)
The Bank of New York Mellon	3/5/2019	USD	785,423	SEK	7,090,200	—	(17,436)
The Bank of New York Mellon	3/5/2019	USD	15,583,035	SEK	143,831,100	—	(3,740)
The Bank of New York Mellon	3/5/2019	USD	916,996	SEK	8,508,300	4,594	—
The Bank of Nova Scotia	3/5/2019	USD	42,899,130	SEK	395,989,000	—	(6,949)
The Bank of Nova Scotia	3/5/2019	USD	915,288	SEK	8,508,300	6,302	—
Goldman Sachs & Co.	3/5/2019	USD	457,308	SGD	615,200	—	(2,240)
Goldman Sachs & Co.	3/5/2019	USD	1,270,738	SGD	1,717,000	—	(661)
Goldman Sachs & Co.	3/5/2019	USD	381,115	SGD	512,700	—	(1,867)
JP Morgan & Chase Co.	3/5/2019	USD	31,530,592	SGD	42,603,600	—	(16,411)
JP Morgan & Chase Co.	3/5/2019	USD	606,625	SGD	820,200	82	—
JP Morgan & Chase Co.	3/5/2019	USD	527,577	SGD	717,700	3,311	—
JP Morgan & Chase Co.	3/5/2019	USD	454,164	SGD	615,200	904	—
JP Morgan & Chase Co.	3/5/2019	USD	456,672	SGD	615,200	—	(1,604)
RBC Capital Markets	3/5/2019	USD	22,341,992	SGD	30,188,500	—	(11,347)
RBC Capital Markets	3/5/2019	USD	378,074	SGD	512,700	1,174	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of Nova Scotia	3/5/2019	USD	454,888	SGD	615,200	$179	$—
The Bank of Nova Scotia	3/5/2019	USD	5,713,736	SGD	7,720,400	—	(2,902)
JP Morgan & Chase Co.	4/3/2019	AUD	23,100,000	USD	16,441,748	46,033	—
JP Morgan & Chase Co.	4/3/2019	AUD	181,311,100	USD	129,052,346	362,940	—
RBC Capital Markets	4/3/2019	AUD	10,258,300	USD	7,301,448	20,401	—
The Bank of Nova Scotia	4/3/2019	AUD	260,686,842	USD	185,546,467	518,441	—
JP Morgan & Chase Co.	4/3/2019	CHF	80,306,800	USD	80,840,590	109,602	—
JP Morgan & Chase Co.	4/3/2019	CHF	21,400,000	USD	21,542,048	29,011	—
RBC Capital Markets	4/3/2019	CHF	109,580,900	USD	110,298,946	139,229	—
The Bank of New York Mellon	4/3/2019	CHF	54,357,200	USD	54,719,443	75,123	—
The Bank of Nova Scotia	4/3/2019	CHF	161,970,800	USD	163,031,319	204,973	—
JP Morgan & Chase Co.	4/3/2019	DKK	113,084,600	USD	17,305,075	10,123	—
JP Morgan & Chase Co.	4/3/2019	DKK	46,900,000	USD	7,176,832	4,031	—
RBC Capital Markets	4/3/2019	DKK	149,396,600	USD	22,859,246	10,802	—
The Bank of New York Mellon	4/3/2019	DKK	48,354,900	USD	7,399,622	4,312	—
The Bank of Nova Scotia	4/3/2019	DKK	204,660,200	USD	31,313,718	13,361	—
Goldman Sachs & Co.	4/3/2019	EUR	124,755,600	USD	142,414,880	88,946	—
JP Morgan & Chase Co.	4/3/2019	EUR	376,763,100	USD	430,089,396	263,721	—
RBC Capital Markets	4/3/2019	EUR	495,965,900	USD	566,123,252	306,490	—
The Bank of New York Mellon	4/3/2019	EUR	24,052,900	USD	27,457,780	17,317	—
The Bank of Nova Scotia	4/3/2019	EUR	42,900,000	USD	48,971,637	29,685	—
The Bank of Nova Scotia	4/3/2019	EUR	255,986,000	USD	292,193,940	155,375	—
JP Morgan & Chase Co.	4/3/2019	GBP	219,636,400	USD	292,584,238	738,008	—
RBC Capital Markets	4/3/2019	GBP	145,221,400	USD	193,445,216	479,396	—
The Bank of New York Mellon	4/3/2019	GBP	101,599,200	USD	135,345,374	343,419	—
The Bank of Nova Scotia	4/3/2019	GBP	136,565,100	USD	181,911,541	447,952	—
The Bank of Nova Scotia	4/3/2019	GBP	18,180,000	USD	24,217,760	60,724	—
JP Morgan & Chase Co.	4/3/2019	HKD	439,426,600	USD	56,034,509	—	(12,163)
RBC Capital Markets	4/3/2019	HKD	102,100,000	USD	13,019,681	—	(2,665)
RBC Capital Markets	4/3/2019	HKD	314,575,600	USD	40,112,671	—	(9,878)
The Bank of New York Mellon	4/3/2019	HKD	40,434,400	USD	5,156,173	—	(1,033)
The Bank of Nova Scotia	4/3/2019	HKD	556,871,200	USD	70,999,605	—	(26,540)
Goldman Sachs & Co.	4/3/2019	ILS	7,419,500	USD	2,051,768	141	—
JP Morgan & Chase Co.	4/3/2019	ILS	11,604,200	USD	3,208,790	17	—
RBC Capital Markets	4/3/2019	ILS	1,228,200	USD	339,580	—	(39)
The Bank of Nova Scotia	4/3/2019	ILS	26,772,300	USD	7,402,104	—	(925)
Goldman Sachs & Co.	4/3/2019	JPY	13,814,207,200	USD	124,391,802	107,549	—
JP Morgan & Chase Co.	4/3/2019	JPY	40,089,724,600	USD	360,984,620	303,662	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	4/3/2019	JPY	25,762,105,100	USD	231,959,384	$181,769	$—
The Bank of New York Mellon	4/3/2019	JPY	24,210,623,500	USD	218,005,704	186,526	—
The Bank of Nova Scotia	4/3/2019	JPY	20,790,053,900	USD	187,189,854	145,003	—
The Bank of Nova Scotia	4/3/2019	JPY	5,415,000,000	USD	48,758,144	40,239	—
Goldman Sachs & Co.	4/3/2019	NOK	20,545,000	USD	2,407,097	2,286	—
Goldman Sachs & Co.	4/3/2019	NOK	45,716,300	USD	5,356,396	5,261	—
JP Morgan & Chase Co.	4/3/2019	NOK	35,222,700	USD	4,126,937	4,089	—
RBC Capital Markets	4/3/2019	NOK	56,749,700	USD	6,648,589	5,986	—
The Bank of New York Mellon	4/3/2019	NOK	73,437,800	USD	8,604,160	8,200	—
The Bank of Nova Scotia	4/3/2019	NOK	69,973,000	USD	8,197,879	7,477	—
JP Morgan & Chase Co.	4/3/2019	NZD	629,600	USD	429,338	269	—
RBC Capital Markets	4/3/2019	NZD	6,064,800	USD	4,135,436	2,306	—
The Bank of Nova Scotia	4/3/2019	NZD	10,521,600	USD	7,174,469	4,053	—
JP Morgan & Chase Co.	4/3/2019	SEK	51,000,000	USD	5,537,970	648	—
JP Morgan & Chase Co.	4/3/2019	SEK	218,576,500	USD	23,735,264	3,330	—
RBC Capital Markets	4/3/2019	SEK	378,878,200	USD	41,138,145	1,461	—
The Bank of New York Mellon	4/3/2019	SEK	143,831,100	USD	15,618,706	2,250	—
The Bank of Nova Scotia	4/3/2019	SEK	395,989,000	USD	42,992,281	—	(2,208)
Goldman Sachs & Co.	4/3/2019	SGD	4,085,000	USD	3,024,322	1,155	—
Goldman Sachs & Co.	4/3/2019	SGD	1,717,000	USD	1,271,475	783	—
JP Morgan & Chase Co.	4/3/2019	SGD	42,603,600	USD	31,541,564	12,114	—
RBC Capital Markets	4/3/2019	SGD	30,188,500	USD	22,351,090	9,626	—
The Bank of Nova Scotia	4/3/2019	SGD	7,720,400	USD	5,716,105	2,504	—

Total unrealized appreciation (depreciation)						$72,378,431	$(13,587,958)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2019.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (j)	$4,752,986,397	$—	$—	$4,752,986,397
Preferred Stocks	25,464,004	—	—	25,464,004
Short-Term Investments (j)	219,967,364	—	—	219,967,364
Derivatives (k)
Forward Foreign Currency Contracts	—	72,378,431	—	72,378,431
Futures Contracts	6,597,739	—	—	6,597,739

TOTAL	$5,005,015,504	$72,378,431	$—	$5,077,393,935

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(13,587,958)	$—	$(13,587,958)
Futures Contracts	(53,783)	—	—	(53,783)

TOTAL	$(53,783)	$(13,587,958)	$—	$(13,641,741)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 96.2%
Brazil - 4.0%
Brazilian Government International Bond
8.875%, 4/15/24	$50,000	$61,875
8.25%, 1/20/34	50,000	63,687
7.125%, 1/20/37	30,000	35,212
5.625%, 1/07/41	125,000	125,658

		286,432

Chile - 2.8%
Chile Government International Bond
3.24%, 2/06/28	200,000	197,302

China - 2.8%
Export-Import Bank of China
3.625%, 7/31/24, 144A	200,000	201,850

Colombia - 3.4%
Colombia Government International Bond
7.375%, 9/18/37	100,000	125,976
6.125%, 1/18/41	100,000	113,250

		239,226

Croatia - 3.0%
Croatia Government International Bond
6.375%, 3/24/21, 144A	200,000	211,098

Ecuador - 4.0%
Ecuador Government International Bond
7.875%, 1/23/28, 144A	300,000	285,735

Egypt - 5.7%
Egypt Government International Bond
5.875%, 6/11/25, 144A	200,000	198,029
7.50%, 1/31/27, 144A	200,000	207,343

		405,372

El Salvador - 0.6%
El Salvador Government International Bond
7.65%, 6/15/35, 144A	40,000	41,150

Hungary - 4.3%
Hungary Government International Bond
6.375%, 3/29/21	100,000	106,363
5.75%, 11/22/23	10,000	10,972
5.375%, 3/25/24	106,000	115,336
7.625%, 3/29/41	50,000	73,076

		305,747

Indonesia - 4.9%
Indonesia Government International Bond
8.50%, 10/12/35, 144A	100,000	139,836
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/26, 144A	200,000	204,500

		344,336

Kazakhstan - 3.0%
Kazakhstan Government International Bond
5.125%, 7/21/25, 144A	200,000	216,240

Lebanon - 0.3%
Lebanon Government International Bond
6.85%, 5/25/29	25,000	20,563

Mexico - 4.8%
Mexico Government International Bond
4.00%, 10/02/23	140,000	141,632
Series A, MTN, 6.75%, 9/27/34	10,000	11,877
6.05%, 1/11/40	26,000	28,808
MTN, 4.75%, 3/08/44	120,000	114,061
5.55%, 1/21/45	35,000	37,092
GMTN, 5.75%, 10/12/10	10,000	9,888

		343,358

Panama - 3.1%
Panama Government International Bond
6.70%, 1/26/36	175,000	222,687

Peru - 5.4%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	123,651
8.75%, 11/21/33	75,000	114,000
6.55%, 3/14/37	40,000	52,240
5.625%, 11/18/50	75,000	92,062

		381,953

Philippines - 6.3%
Philippine Government International Bond
10.625%, 3/16/25	75,000	105,301
9.50%, 2/02/30	225,000	340,662

		445,963

Poland - 4.5%
Poland Government International Bond
5.00%, 3/23/22	50,000	52,974
3.00%, 3/17/23	140,000	139,979
4.00%, 1/22/24	70,000	72,774
3.25%, 4/06/26	50,000	50,019

		315,746

Qatar - 6.6%
Qatar Government International Bond
3.875%, 4/23/23, 144A	200,000	205,103
9.75%, 6/15/30, 144A	90,000	137,448
6.40%, 1/20/40, 144A	100,000	126,071

		468,622

Romania - 3.2%
Romanian Government International Bond
4.375%, 8/22/23, 144A	10,000	10,248
4.875%, 1/22/24, 144A	86,000	90,475
6.125%, 1/22/44, 144A	70,000	79,213
5.125%, 6/15/48, 144A	50,000	49,500

		229,436

Russia - 3.1%
Russian Foreign Bond-Eurobond
5.875%, 9/16/43, 144A	200,000	223,468

South Africa - 2.7%
South Africa Government International Bond
5.65%, 9/27/47	200,000	189,984

Sri Lanka - 2.8%
Sri Lanka Government International Bond
6.85%, 11/03/25, 144A	200,000	196,976

Turkey - 5.0%
Turkey Government International Bond
7.375%, 2/05/25	55,000	57,647
4.875%, 10/09/26	200,000	181,055
11.875%, 1/15/30	40,000	54,749
7.25%, 3/05/38	60,000	59,945

		353,396

Ukraine - 5.6%
Ukraine Government International Bond
7.75%, 9/01/21, 144A	100,000	98,551
7.75%, 9/01/24, 144A	120,000	113,446
7.75%, 9/01/25, 144A	100,000	93,425
7.75%, 9/01/26, 144A	100,000	92,563

		397,985

Uruguay - 4.3%
Uruguay Government International Bond
4.50%, 8/14/24	15,000	15,585
4.375%, 10/27/27	75,000	77,447
7.625%, 3/21/36	30,000	40,612
5.10%, 6/18/50	115,000	118,536
4.975%, 4/20/55	50,000	50,401

		302,581

TOTAL SOVEREIGN BONDS (Cost $6,940,006)		6,827,206

	Number of Shares
CASH EQUIVALENTS - 2.5%
DWS Government Money Market Series “Institutional Shares”, 2.38% (a)
(Cost $174,165)	174,165	174,165

TOTAL INVESTMENTS - 98.7%
(Cost $7,114,171)		$7,001,371
Other assets and liabilities, net - 1.3%		95,440

NET ASSETS - 100.0%		$7,096,811

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (a)(b)
18,900	—	(18,900)	(c)	—	—	178	—	—	—
CASH EQUIVALENTS — 2.5%
DWS Government Money Market Series “Institutional Shares”, 2.38% (a)
—	933,136	(758,971)		—	—	562	—	174,165	174,165

18,900	933,136	(777,871)		—	—	740	—	174,165	174,165

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(d)
2-Year U.S. Treasury Note	USD	3	$637,195	$636,586	6/28/2019	$609
5-Year U.S. Treasury Note	USD	11	1,263,711	1,260,188	6/28/2019	3,523
10-Year Ultra U.S. Treasury Note	USD	6	781,734	776,718	6/19/2019	5,016
10-Year U.S. Treasury Note	USD	15	1,839,609	1,830,000	6/19/2019	9,609
Ultra Long U.S. Treasury Bond	USD	2	324,125	319,187	6/19/2019	4,938
U.S. Treasury Long Bond	USD	12	1,753,875	1,733,625	6/19/2019	20,250

Total unrealized appreciation						$43,945

Currency Abbreviations

USD	U.S. Dollar

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (e)	$—	$6,827,206	$—	$6,827,206
Short-Term Investments	174,165	—	—	174,165
Derivatives (f)
Futures Contracts	43,945	—	—	43,945

TOTAL	$218,110	$6,827,206	$—	$7,045,316

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS - 98.8%
Xtrackers High Beta High Yield Bond ETF (a)	6,000	$289,005
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	128,749	6,361,488

TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,658,001)		6,650,493

SECURITIES LENDING COLLATERAL - 10.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (c)(d)
(Cost $711,446)	711,446	711,446

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares” , 2.38% (c)
(Cost $33,088)	33,088	33,088

TOTAL INVESTMENTS - 109.9%
(Cost $7,402,535)		$7,395,027
Other assets and liabilities, net - (9.9%)		(663,437)

NET ASSETS - 100.0%		$6,731,590

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
EXCHANGE-TRADED FUNDS — 98.8%
Xtrackers High Beta High Yield Bond ETF (a)
145,740	632,499		(472,679)	(23,648)	7,093	16,089	—	6,000	289,005
Xtrackers USD High Yield Corporate Bond ETF (a)(b)
3,216,678	3,617,819		(496,446)	(14,064)	37,501	222,510	—	128,749	6,361,488
SECURITIES LENDING COLLATERAL — 10.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (c)(d)
302,748	408,698	(e)	—	—	—	3,758	—	711,446	711,446

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares” , 2.38% (c)
—	432,163	(399,075)	—	—	387	—	33,088	33,088

3,665,166	5,091,179	(1,368,200)	(37,712)	44,594	242,744	—	879,283	7,395,027

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $696,780, which is 10.4% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

At February 28, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
2-Year U.S. Treasury Note	USD	6	$1,274,430	$1,273,172	6/28/2019	$1,258
5-Year U.S. Treasury Note	USD	28	3,216,711	3,207,750	6/28/2019	8,961
10-Year U.S. Treasury Note	USD	15	1,839,609	1,830,000	6/19/2019	9,609

Total unrealized appreciation						$19,828

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds (g)	$6,650,493	$—	$—	$6,650,493
Short-Term Investments (g)	744,534	—	—	744,534
Derivatives (h)
Futures Contracts	19,828	—	—	19,828

TOTAL	$7,414,855	$—	$—	$7,414,855

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.0%
Basic Materials - 1.9%
Chemicals - 1.2%
Dow Chemical Co.
7.375%, 11/01/29	$40,000	$49,367
DowDuPont, Inc.
5.419%, 11/15/48	5,000	5,356
LyondellBasell Industries NV
4.625%, 2/26/55	25,000	21,548
Sherwin-Williams Co.
2.75%, 6/01/22	20,000	19,685

		95,956

Forest Products & Paper - 0.2%
International Paper Co.
4.80%, 6/15/44	20,000	19,095

Mining - 0.5%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25,000	28,590
Goldcorp, Inc.
3.70%, 3/15/23	10,000	10,074

		38,664

Communications - 13.4%
Internet - 1.4%
Alphabet, Inc.
3.375%, 2/25/24	25,000	25,700
Amazon.com, Inc.
2.80%, 8/22/24	10,000	9,906
4.80%, 12/05/34	20,000	22,329
4.95%, 12/05/44	25,000	28,440
eBay, Inc.
2.75%, 1/30/23	25,000	24,401

		110,776

Media - 4.1%
21st Century Fox America, Inc.
6.15%, 2/15/41	20,000	25,229
CBS Corp.
4.00%, 1/15/26	20,000	19,816
Comcast Corp.
3.00%, 2/01/24	25,000	24,749
4.15%, 10/15/28	45,000	46,519
4.20%, 8/15/34	70,000	70,555
3.40%, 7/15/46	10,000	8,432
3.969%, 11/01/47	25,000	23,197
Discovery Communications LLC
5.20%, 9/20/47	25,000	23,565
NBCUniversal Media LLC
5.95%, 4/01/41	25,000	29,466
Viacom, Inc.
4.25%, 9/01/23	25,000	25,622
Walt Disney Co.
MTN, 2.95%, 6/15/27 (a)	20,000	19,555
Warner Media LLC
3.60%, 7/15/25	20,000	19,728

		336,433

Telecommunications - 7.9%
AT&T, Inc.
2.625%, 12/01/22	15,000	14,677
3.90%, 3/11/24	40,000	40,578
4.45%, 4/01/24	15,000	15,547
3.40%, 5/15/25	18,000	17,571
4.125%, 2/17/26	25,000	25,049
5.35%, 9/01/40	28,000	28,144
4.80%, 6/15/44	45,000	42,310
4.75%, 5/15/46	10,000	9,299
4.50%, 3/09/48	10,000	8,903
4.55%, 3/09/49	40,000	35,848
Cisco Systems, Inc.
2.20%, 9/20/23	10,000	9,754
5.50%, 1/15/40	20,000	24,502
Deutsche Telekom International Finance BV
8.75%, 6/15/30	10,000	13,417
Motorola Solutions, Inc.
3.75%, 5/15/22	10,000	10,053
Orange SA
5.50%, 2/06/44	10,000	11,015
Rogers Communications, Inc.
4.30%, 2/15/48	5,000	4,838
Telefonica Europe BV
8.25%, 9/15/30	50,000	64,613
Verizon Communications, Inc.
2.946%, 3/15/22	15,000	15,008
4.40%, 11/01/34	75,000	75,246
4.272%, 1/15/36	20,000	19,550
4.812%, 3/15/39	50,000	51,404
4.862%, 8/21/46	25,000	25,744
5.012%, 8/21/54	25,000	25,684
Vodafone Group PLC
2.50%, 9/26/22	10,000	9,787
2.95%, 2/19/23	25,000	24,475
5.25%, 5/30/48	20,000	19,089

		642,105

Consumer, Cyclical - 6.0%
Apparel - 0.1%
NIKE, Inc.
2.375%, 11/01/26	10,000	9,522

Auto Manufacturers - 1.5%
Ford Motor Co.
4.75%, 1/15/43	45,000	34,537
General Motors Co.
4.875%, 10/02/23	55,000	56,825
6.25%, 10/02/43	15,000	14,850
5.40%, 4/01/48 (a)	15,000	13,446

		119,658

Housewares - 0.5%
Newell Brands, Inc.
3.85%, 4/01/23	40,000	39,608

Retail - 3.9%
Costco Wholesale Corp.
3.00%, 5/18/27	15,000	14,677
Dollar Tree, Inc.
4.00%, 5/15/25	15,000	14,751
Home Depot, Inc.
3.00%, 4/01/26	70,000	69,014
3.90%, 6/15/47	10,000	9,665
Lowe’s Cos., Inc.
4.375%, 9/15/45	30,000	27,854
McDonald’s Corp.
MTN, 3.70%, 1/30/26	35,000	35,256
MTN, 4.45%, 9/01/48	10,000	9,744
Starbucks Corp.
4.50%, 11/15/48	10,000	9,658
Target Corp.
4.00%, 7/01/42	15,000	14,573
TJX Cos., Inc.
2.25%, 9/15/26	8,000	7,396
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	10,000	9,354
Walmart, Inc.
2.55%, 4/11/23	50,000	49,603
5.25%, 9/01/35	20,000	23,403
3.625%, 12/15/47	20,000	18,763

		313,711

Consumer, Non-cyclical - 20.7%
Agriculture - 1.7%
Altria Group, Inc.
4.00%, 1/31/24	25,000	25,271
5.95%, 2/14/49	25,000	25,059
BAT Capital Corp.
3.557%, 8/15/27	15,000	13,762
4.54%, 8/15/47	10,000	8,088
Philip Morris International, Inc.
4.375%, 11/15/41	30,000	27,847
Reynolds American, Inc.
4.45%, 6/12/25	10,000	10,100
5.70%, 8/15/35	25,000	24,685

		134,812

Beverages - 2.5%
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43	20,000	16,893
4.625%, 2/01/44	25,000	22,938
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	15,000	14,916
4.75%, 1/23/29	40,000	41,840
4.60%, 4/15/48	15,000	13,838
5.55%, 1/23/49	10,000	10,545
4.75%, 4/15/58	10,000	9,114
Coca-Cola Co.
2.875%, 10/27/25	5,000	4,951
Molson Coors Brewing Co.
3.00%, 7/15/26	20,000	18,430
PepsiCo, Inc.
3.60%, 3/01/24	40,000	41,371
4.45%, 4/14/46	10,000	10,701

		205,537

Biotechnology - 2.3%
Amgen, Inc.
3.125%, 5/01/25	50,000	49,054
4.663%, 6/15/51	16,000	15,347
Biogen, Inc.
4.05%, 9/15/25	20,000	20,338
Celgene Corp.
3.25%, 8/15/22	15,000	14,942
3.45%, 11/15/27	15,000	14,280
4.35%, 11/15/47	20,000	17,935
Gilead Sciences, Inc.
2.95%, 3/01/27 (a)	15,000	14,180
4.00%, 9/01/36	25,000	23,332
4.75%, 3/01/46	20,000	20,095

		189,503

Cosmetics/Personal Care - 0.3%
Procter & Gamble Co.
2.85%, 8/11/27	25,000	24,535

Food - 1.6%
Campbell Soup Co.
4.15%, 3/15/28	15,000	14,378
Conagra Brands, Inc.
5.40%, 11/01/48	15,000	14,096
General Mills, Inc.
3.20%, 2/10/27	10,000	9,384
Kraft Heinz Foods Co.
3.95%, 7/15/25	14,000	13,879
6.50%, 2/09/40	25,000	26,271
4.375%, 6/01/46	10,000	8,308
Kroger Co.
4.45%, 2/01/47	5,000	4,416
McCormick & Co., Inc.
3.40%, 8/15/27	10,000	9,598
Sysco Corp.
3.75%, 10/01/25	15,000	15,050
Tyson Foods, Inc.
3.55%, 6/02/27	20,000	19,242

		134,622

Healthcare-Products - 2.1%
Abbott Laboratories
2.55%, 3/15/22	15,000	14,795
4.90%, 11/30/46	15,000	16,420
Becton Dickinson and Co.
4.669%, 6/06/47	15,000	14,881
Boston Scientific Corp.
4.00%, 3/01/28	10,000	10,030
Medtronic, Inc.
3.625%, 3/15/24	50,000	51,347
4.625%, 3/15/45	10,000	10,971
Stryker Corp.
4.625%, 3/15/46	10,000	10,279
Thermo Fisher Scientific, Inc.
3.20%, 8/15/27	20,000	19,008
Zimmer Biomet Holdings, Inc.
3.15%, 4/01/22	20,000	19,879

		167,610

Healthcare-Services - 1.9%
Aetna, Inc.
3.875%, 8/15/47	10,000	8,274
Anthem, Inc.
3.30%, 1/15/23	25,000	25,074
4.625%, 5/15/42	25,000	24,986
Cigna Holding Co.
3.875%, 10/15/47	10,000	8,503
HCA, Inc.
4.75%, 5/01/23	20,000	20,747
5.50%, 6/15/47	10,000	10,404
Laboratory Corp. of America Holdings
3.60%, 2/01/25	10,000	9,849
UnitedHealth Group, Inc.
4.75%, 7/15/45	40,000	43,556

		151,393

Pharmaceuticals - 8.3%
AbbVie, Inc.
4.70%, 5/14/45	55,000	50,463
Allergan Funding SCS
3.80%, 3/15/25	50,000	49,441
AstraZeneca PLC
3.125%, 6/12/27	10,000	9,484
4.00%, 1/17/29	5,000	5,033
6.45%, 9/15/37	20,000	24,409
Cardinal Health, Inc.
2.616%, 6/15/22	25,000	24,304
CVS Health Corp.
3.875%, 7/20/25	45,000	44,999
4.30%, 3/25/28	35,000	35,053
4.78%, 3/25/38	20,000	19,449
5.05%, 3/25/48	45,000	44,563
Eli Lilly & Co.
2.75%, 6/01/25	25,000	24,542
3.95%, 5/15/47	10,000	9,859
Express Scripts Holding Co.
3.50%, 6/15/24	15,000	14,845
3.40%, 3/01/27	20,000	19,063
GlaxoSmithKline Capital PLC
2.85%, 5/08/22	40,000	39,924
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	20,000	19,818
Johnson & Johnson
2.625%, 1/15/25	25,000	24,628
5.95%, 8/15/37	20,000	25,231
3.50%, 1/15/48	5,000	4,689
Merck & Co., Inc.
2.40%, 9/15/22	30,000	29,589
4.15%, 5/18/43	10,000	10,240
Mylan NV
5.25%, 6/15/46	15,000	12,965
Novartis Capital Corp.
3.40%, 5/06/24	20,000	20,479
3.10%, 5/17/27	25,000	24,691
Pfizer, Inc.
3.00%, 6/15/23	10,000	10,055
4.40%, 5/15/44	40,000	42,079
Sanofi
3.625%, 6/19/28	10,000	10,154

Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	25,000	23,537

		673,586

Energy - 10.4%
Oil & Gas - 5.5%
Anadarko Petroleum Corp.
5.55%, 3/15/26	20,000	21,414
Apache Corp.
5.10%, 9/01/40	20,000	19,127
BP Capital Markets America, Inc.
2.75%, 5/10/23	50,000	49,224
4.234%, 11/06/28	5,000	5,265
BP Capital Markets PLC
3.279%, 9/19/27	10,000	9,835
Canadian Natural Resources Ltd.
2.95%, 1/15/23	25,000	24,455
Cenovus Energy, Inc.
4.45%, 9/15/42	10,000	8,363
Chevron Corp.
2.954%, 5/16/26	20,000	19,690
Concho Resources, Inc.
4.875%, 10/01/47	10,000	10,056
ConocoPhillips Co.
4.30%, 11/15/44	10,000	10,286
Devon Energy Corp.
3.25%, 5/15/22	25,000	24,932
EQT Corp.
3.00%, 10/01/22	10,000	9,646
Equinor ASA
3.95%, 5/15/43	15,000	14,813
Exxon Mobil Corp.
3.567%, 3/06/45	25,000	23,949
Marathon Petroleum Corp.
6.50%, 3/01/41	7,000	8,098
Noble Energy, Inc.
5.05%, 11/15/44	10,000	9,385
Occidental Petroleum Corp.
4.10%, 2/15/47	25,000	24,506
Phillips 66
4.875%, 11/15/44	20,000	20,865
Shell International Finance BV
2.375%, 8/21/22	15,000	14,761
3.50%, 11/13/23	15,000	15,340
4.55%, 8/12/43	50,000	53,590
Suncor Energy, Inc.
4.00%, 11/15/47	10,000	9,310
Total Capital International SA
3.70%, 1/15/24	20,000	20,538
Valero Energy Corp.
3.40%, 9/15/26	20,000	19,177

		446,625

Oil & Gas Services - 1.0%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.08%, 12/15/47	15,000	13,259
Halliburton Co.
3.50%, 8/01/23	10,000	10,071
3.80%, 11/15/25	30,000	30,172
Schlumberger Investment SA
3.65%, 12/01/23	25,000	25,747

		79,249

Pipelines - 3.9%
Enbridge, Inc.
4.00%, 10/01/23	20,000	20,373
Enterprise Products Operating LLC
5.10%, 2/15/45	35,000	36,939
Kinder Morgan, Inc.
4.30%, 6/01/25	40,000	40,977
5.20%, 3/01/48	10,000	10,161
MPLX LP
4.80%, 2/15/29	5,000	5,126
4.70%, 4/15/48	25,000	22,961
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	30,000	29,640
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27	75,000	71,888
Transcanada Pipelines Ltd.
7.625%, 1/15/39	30,000	39,630
Williams Cos., Inc.
3.75%, 6/15/27	40,000	38,857

		316,552

Financial - 28.7%
Banks - 21.3%
Bank of America Corp.
GMTN, 3.30%, 1/11/23	70,000	70,292
MTN, 4.125%, 1/22/24	15,000	15,523
MTN, 4.00%, 1/22/25	25,000	25,079
MTN, 4.25%, 10/22/26	35,000	35,186
MTN, 5.00%, 1/21/44	20,000	21,885
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	50,000	48,124
Bank of Nova Scotia
4.50%, 12/16/25	25,000	25,669
BB&T Corp.
MTN, 3.70%, 6/05/25	25,000	25,516

Citigroup, Inc.
3.875%, 10/25/23	15,000	15,388
3.875%, 3/26/25	20,000	19,906
3.40%, 5/01/26	50,000	48,823
4.125%, 7/25/28	30,000	29,543
5.30%, 5/06/44	21,000	22,280
4.75%, 5/18/46	25,000	24,570
Cooperatieve Rabobank UA
5.25%, 5/24/41	10,000	11,542
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/22	35,000	35,139
4.55%, 4/17/26	30,000	30,762
Discover Bank
3.45%, 7/27/26	25,000	23,676
Fifth Third Bancorp
4.30%, 1/16/24	20,000	20,590
Goldman Sachs Group, Inc.
3.20%, 2/23/23	20,000	19,870
4.00%, 3/03/24	15,000	15,237
3.50%, 1/23/25	35,000	34,449
5.95%, 1/15/27	19,000	20,809
3.85%, 1/26/27	15,000	14,740
6.25%, 2/01/41	25,000	30,155
MTN, 4.80%, 7/08/44	15,000	15,251
5.15%, 5/22/45	10,000	10,081
HSBC Holdings PLC
3.40%, 3/08/21	50,000	50,257
4.00%, 3/30/22	40,000	41,046
6.10%, 1/14/42	20,000	24,649
ING Groep NV
3.95%, 3/29/27	20,000	19,661
JPMorgan Chase & Co.
3.875%, 9/10/24	50,000	50,645
3.125%, 1/23/25	37,000	36,409
3.30%, 4/01/26	25,000	24,506
4.25%, 10/01/27	10,000	10,164
6.40%, 5/15/38	25,000	31,459
5.60%, 7/15/41	15,000	17,570
KeyCorp
MTN, 4.10%, 4/30/28	15,000	15,252
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	50,000	48,666
Morgan Stanley
2.75%, 5/19/22	25,000	24,669
Series F, 3.875%, 4/29/24	15,000	15,238
GMTN, 3.70%, 10/23/24	30,000	30,161
MTN, 3.125%, 7/27/26	15,000	14,352
GMTN, 4.35%, 9/08/26	40,000	40,216
4.30%, 1/27/45	10,000	9,832
4.375%, 1/22/47	30,000	29,858
PNC Financial Services Group, Inc.
3.30%, 3/08/22	30,000	30,221
3.90%, 4/29/24	20,000	20,367
Santander Holdings USA, Inc.
4.40%, 7/13/27	20,000	19,557
Santander UK PLC
4.00%, 3/13/24	15,000	15,470
State Street Corp.
3.10%, 5/15/23	25,000	24,914
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/09/26	25,000	25,294
2.632%, 7/14/26	30,000	28,165
US Bancorp
MTN, 3.00%, 3/15/22	25,000	25,035
MTN, 3.60%, 9/11/24	20,000	20,355
MTN, 3.90%, 4/26/28	10,000	10,424
Wells Fargo & Co.
3.069%, 1/24/23	15,000	14,910
4.125%, 8/15/23	40,000	40,892
3.00%, 4/22/26	60,000	57,560
3.00%, 10/23/26	50,000	47,767
5.375%, 2/07/35	50,000	56,905
5.606%, 1/15/44	15,000	16,918
Westpac Banking Corp.
3.35%, 3/08/27	30,000	29,404

		1,728,853

Diversified Financial Services - 3.5%
American Express Co.
3.40%, 2/27/23	25,000	25,195
American Express Credit Corp.
MTN, 2.70%, 3/03/22	25,000	24,875
MTN, 3.30%, 5/03/27	15,000	14,872
Brookfield Finance, Inc.
4.70%, 9/20/47	10,000	9,149
Capital One Financial Corp.
3.20%, 2/05/25	26,000	24,947
3.75%, 3/09/27	20,000	19,214
CME Group, Inc.
5.30%, 9/15/43	10,000	11,935

GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	50,000	45,226
Mastercard, Inc.
2.95%, 11/21/26	20,000	19,640
Synchrony Financial
4.25%, 8/15/24	40,000	39,264
Visa, Inc.
3.15%, 12/14/25	20,000	20,068
4.15%, 12/14/35	25,000	26,204

		280,589

Insurance - 2.6%
American International Group, Inc.
4.50%, 7/16/44	15,000	13,761
4.75%, 4/01/48	15,000	14,187
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	10,000	10,068
Berkshire Hathaway, Inc.
3.125%, 3/15/26	30,000	29,717
Brighthouse Financial, Inc.
3.70%, 6/22/27	20,000	17,982
Chubb INA Holdings, Inc.
4.35%, 11/03/45	10,000	10,485
Hartford Financial Services Group, Inc.
5.125%, 4/15/22	25,000	26,345
Manulife Financial Corp.
4.15%, 3/04/26	25,000	25,770
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	20,000	20,666
MetLife, Inc.
5.70%, 6/15/35	25,000	29,154
Prudential Financial, Inc.
MTN, 4.60%, 5/15/44	15,000	15,597

		213,732

Real Estate Investment Trusts - 1.3%
American Tower Corp.
5.00%, 2/15/24	20,000	21,255
Crown Castle International Corp.
3.80%, 2/15/28	25,000	24,182
Digital Realty Trust LP
3.70%, 8/15/27	25,000	24,185
Realty Income Corp.
3.25%, 10/15/22	25,000	25,106
Simon Property Group LP
3.25%, 11/30/26	15,000	14,646

		109,374

Industrial - 5.1%
Aerospace/Defense - 1.8%
General Dynamics Corp.
2.25%, 11/15/22	15,000	14,724
Lockheed Martin Corp.
4.09%, 9/15/52	22,000	21,293
Northrop Grumman Corp.
3.25%, 8/01/23	5,000	5,015
4.03%, 10/15/47	20,000	18,746
Rockwell Collins, Inc.
3.50%, 3/15/27	20,000	19,364
United Technologies Corp.
3.10%, 6/01/22	10,000	9,998
4.125%, 11/16/28	15,000	15,243
5.70%, 4/15/40	25,000	28,236
4.625%, 11/16/48	15,000	15,134

		147,753

Electronics - 0.4%
Fortive Corp.
3.15%, 6/15/26	20,000	19,062
Honeywell International, Inc.
2.50%, 11/01/26	15,000	14,358

		33,420

Environmental Control - 0.1%
Waste Management, Inc.
4.10%, 3/01/45	10,000	9,810

Machinery-Construction & Mining - 0.3%
ABB Finance USA, Inc.
2.875%, 5/08/22	15,000	14,966
Caterpillar, Inc.
3.803%, 8/15/42	10,000	9,623

		24,589

Machinery-Diversified - 0.1%
John Deere Capital Corp.
MTN, 2.80%, 3/06/23	10,000	9,980

Miscellaneous Manufacturing - 1.1%
3M Co.
MTN, 3.25%, 2/14/24	25,000	25,396
General Electric Co.
2.70%, 10/09/22	10,000	9,690
MTN, 5.875%, 1/14/38	30,000	31,546
4.125%, 10/09/42	25,000	21,185

		87,817

Transportation - 1.3%
Burlington Northern Santa Fe LLC
3.90%, 8/01/46	25,000	24,140
CSX Corp.
4.25%, 3/15/29	20,000	20,618
4.10%, 3/15/44	10,000	9,448
FedEx Corp.
5.10%, 1/15/44	20,000	20,218
Union Pacific Corp.
4.50%, 9/10/48	15,000	15,083
3.799%, 10/01/51	5,000	4,435
United Parcel Service, Inc.
3.75%, 11/15/47	10,000	9,255

		103,197

Technology - 8.7%
Computers - 2.6%
Apple, Inc.
2.85%, 2/23/23	25,000	25,026
2.40%, 5/03/23	45,000	44,193
3.20%, 5/13/25	17,000	17,080
2.45%, 8/04/26	35,000	33,255
4.45%, 5/06/44	25,000	26,243
4.375%, 5/13/45	18,000	18,688
3.75%, 11/13/47	15,000	14,207
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	25,000	26,049
International Business Machines Corp.
4.00%, 6/20/42	10,000	9,549

		214,290

Semiconductors - 1.9%
Applied Materials, Inc.
4.35%, 4/01/47	15,000	15,057
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	35,000	31,039
Intel Corp.
3.70%, 7/29/25	40,000	41,213
4.10%, 5/11/47	15,000	15,127
QUALCOMM, Inc.
3.00%, 5/20/22	20,000	19,943
3.45%, 5/20/25	15,000	14,763
4.30%, 5/20/47	15,000	13,478

		150,620

Software - 4.2%
Fiserv, Inc.
4.20%, 10/01/28	10,000	9,892
Microsoft Corp.
2.40%, 8/08/26	50,000	47,518
3.30%, 2/06/27	25,000	25,148
3.50%, 2/12/35	50,000	48,979
3.75%, 2/12/45	10,000	9,825
3.70%, 8/08/46	30,000	29,323
4.25%, 2/06/47	20,000	21,253
Oracle Corp.
2.50%, 5/15/22	35,000	34,587
3.40%, 7/08/24	25,000	25,331
2.95%, 5/15/25	10,000	9,834
4.30%, 7/08/34	50,000	52,051
4.00%, 7/15/46	20,000	19,158
4.00%, 11/15/47	10,000	9,538

		342,437

Utilities - 2.1%
Electric - 1.9%
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	10,000	10,237
Consolidated Edison Co. of New York, Inc.
4.625%, 12/01/54	10,000	10,033
Duke Energy Corp.
3.75%, 4/15/24	10,000	10,171
3.75%, 9/01/46	10,000	8,974
Emera US Finance LP
3.55%, 6/15/26	15,000	14,411
Eversource Energy
Series K, 2.75%, 3/15/22	10,000	9,882
Exelon Corp.
4.45%, 4/15/46	20,000	19,504
FirstEnergy Corp.
Series C, 4.85%, 7/15/47	15,000	15,501
Florida Power & Light Co.
3.95%, 3/01/48	5,000	4,973
Sempra Energy
3.25%, 6/15/27	10,000	9,342
4.00%, 2/01/48	10,000	8,728
Southern Co.
4.40%, 7/01/46	20,000	19,222
Virginia Electric & Power Co.
Series A, 3.50%, 3/15/27	15,000	14,938

		155,916

Gas - 0.2%
NiSource, Inc.
3.49%, 5/15/27	15,000	14,553

TOTAL CORPORATE BONDS (Cost $8,094,936)		7,876,482

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (b)(c) (Cost $20,940)	20,940	20,940

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares” , 2.38% (b) (Cost $116,889)	116,889	116,889

TOTAL INVESTMENTS - 98.7% (Cost $8,232,765)		$8,014,311
Other assets and liabilities, net - 1.3%		108,590

NET ASSETS - 100.0%		$8,122,901

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (b)(c)
17,820	3,120	(d)	—	—	—	290	—	20,940	20,940
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares” , 2.38% (b)
—	1,239,056		(1,122,167)	—	—	802	—	116,889	116,889

17,820	1,242,176		(1,122,167)	—	—	1,092	—	137,829	137,829

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $28,309, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,472.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At February 28, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
2-Year U.S. Treasury Note	USD	1	$212,195	$212,195	6/28/2019	$—
5-Year U.S. Treasury Note	USD	13	1,493,375	1,489,312	6/28/2019	4,063
10-Year Ultra U.S. Treasury Note	USD	5	651,445	647,266	6/19/2019	4,179
10-Year U.S. Treasury Note	USD	17	2,084,250	2,074,000	6/19/2019	10,250
Ultra Long U.S. Treasury Bond	USD	8	1,296,500	1,276,750	6/19/2019	19,750
U.S. Treasury Long Bond	USD	12	1,753,688	1,733,625	6/19/2019	20,063

Total unrealized appreciation						$58,305

Currency Abbreviations

USD	U.S. Dollar

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$7,876,482	$—	$7,876,482
Short-Term Investments (f)	137,829	—	—	137,829
Derivatives (g)
Futures Contracts	58,305	—	—	58,305

TOTAL	$196,134	$7,876,482	$—	$8,072,616

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.9%
Alabama - 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/01/37	$200,000	$231,906

Arizona - 1.9%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/01/38	450,000	518,477
Series A, 5.00%, 1/01/39	500,000	582,655

		1,101,132

California - 18.7%
Alameda Corridor Transportation Authority, Transit Revenue,
Series B, 5.00%, 10/01/35	165,000	183,322
Bay Area Toll Authority, Highway Revenue Tolls,
5.00%, 10/01/54	1,350,000	1,479,613
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 5/15/46	975,000	1,076,410
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/01/45	100,000	114,851
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/01/42	100,000	103,122
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series A, 5.00%, 7/01/42	500,000	568,170
Series A, 5.00%, 7/01/46	750,000	838,395
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, Issued 5/11/17, 7/01/41	200,000	227,860
Series A, 5.00%, Issued 4/21/16, 7/01/41	500,000	562,605
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/01/41	500,000	556,325
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 4.75%, 4/01/48	250,000	274,978
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/01/37	1,000,000	1,162,030
Series B, AMT, 5.00%, 5/01/46	500,000	550,775
Series C, 5.00%, 5/01/46	850,000	949,484
Series D, AMT, 5.25%, 5/01/48	870,000	996,863
Series A, AMT, 5.00%, 5/01/49	200,000	225,882
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls,
Series A, 5.00%, 1/15/44	1,000,000	1,078,670

		10,949,355

Colorado - 3.0%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 12/01/43	645,000	654,275
Series A, AMT, 5.00%, 12/01/43	325,000	366,613
Series A, AMT, 5.00%, 12/01/48	700,000	784,112

		1,805,000

District of Columbia - 2.6%
District of Columbia Water & Sewer Authority, Water Revenue,
Series C, 5.00%, 10/01/44	630,000	700,371
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 10/01/35	455,000	513,968
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/01/42	250,000	284,230

		1,498,569

Florida - 4.5%
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
5.00%, 10/01/36	415,000	454,844
Series A, AMT, 5.00%, 10/01/38	500,000	550,425
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/01/38	90,000	93,515

County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/01/44	165,000	170,381
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 10/01/52	500,000	550,795
Putnam County Development Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 3/15/42	250,000	278,723
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/01/42	500,000	516,535

		2,615,218

Georgia - 1.9%
Burke County Development Authority, Electric, Power & Light Revenue,
Series D, 4.13%, 11/01/45	250,000	245,722
City of Atlanta GA Water & Wastewater, Water Revenue,
5.00%, 11/01/40	700,000	781,116
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue,
Series A, 5.00%, 7/01/60	100,000	101,468

		1,128,306

Guam - 0.2%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/01/46	125,000	133,066

Hawaii - 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/01/40	500,000	568,070

Illinois - 7.6%
Chicago Midway International Airport, Private Airport & Marina Revenue,
Series B, 5.00%, 1/01/41	500,000	551,080
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/01/42	800,000	877,192
Series D, 5.00%, 1/01/47	500,000	550,270
Series B, 5.00%, 1/01/48	800,000	896,136
City of Chicago IL Waterworks, Water Revenue,
5.00%, 11/01/39	275,000	300,333
Illinois Municipal Electric Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 2/01/34	45,000	47,215
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 12/01/31	10,000	11,396
Series C, 5.00%, 1/01/36	50,000	55,596
Series A, 5.00%, 1/01/40	1,090,000	1,217,530

		4,506,748

Indiana - 0.6%
Indiana Finance Authority, Government FD/ Grant Revenue,
Series C, 5.00%, 6/01/29	100,000	124,656
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/01/42	200,000	223,406

		348,062

Louisiana - 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/01/32	250,000	246,805
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/01/45	700,000	761,901
Series B, AMT, 5.00%, 1/01/48	250,000	272,592

		1,281,298

Maryland - 0.3%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/01/33	190,000	196,067

Massachusetts - 1.1%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue,
Series A, 5.00%, 6/01/44	600,000	666,762

Michigan - 0.8%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/01/36	430,000	480,916

Nevada - 0.4%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 4.00%, 7/01/49	250,000	252,922

New Jersey - 3.3%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/31	10,000	11,670
Series B, 5.00%, 1/01/31	20,000	23,684
Series A, 5.00%, 1/01/33	10,000	11,552
Series G, 3.25%, 1/01/38	395,000	383,110
Series E, 5.00%, 1/01/45	1,350,000	1,488,159

		1,918,175

New York - 22.4%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/01/44	700,000	771,715
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	600,000	715,710
Metropolitan Transportation Authority, Transit Revenue,
Series B, 5.00%, 11/15/37	1,000,000	1,118,820
Sub-Series D-1, 5.00%, 11/15/39	20,000	21,894
Series D, 4.00%, 11/15/42	300,000	304,143
Sub-Series D-1, 5.25%, 11/15/44	50,000	56,242
Sub-Series A-1, 5.00%, 11/15/45	700,000	761,663
Series D, 4.00%, 11/15/46	500,000	504,710
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue
Series A, Sub-Series E-1, 5.00%, 2/01/36	200,000	229,660
Sub-Series B-1, 5.00%, 8/01/39	600,000	673,842
Sub-Series A-1, 5.00%, 5/01/40	500,000	564,205
Sub-Series A-1, 4.00%, 5/01/42	15,000	15,572
New York City Transitional Finance Authority Future Tax Secured Revenue, Sales Tax Revenue,
Series E-1, 5.00%, 2/01/41	250,000	280,003
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	100,972
Series GG, 5.00%, 6/15/39	650,000	732,804
Series HH, 5.00%, 6/15/39	150,000	169,109
Sub-Series CC-1, 4.00%, 6/15/46	50,000	51,556
Series CC, 5.00%, 6/15/46	500,000	559,110
Series CC-1, 5.00%, 6/15/47	500,000	549,230
Series DD, 5.00%, 6/15/47	1,200,000	1,352,616
Series CC, 5.00%, 6/15/48	965,000	1,089,253
New York Transportation Development Corp, Industrial Revenue,
AMT, 5.00%, 1/01/30	400,000	461,984
AMT, 5.00%, 1/01/34	500,000	565,400
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 10/15/35	65,000	74,745
5.00%, 10/15/41	1,150,000	1,302,191

		13,027,149

Ohio - 0.3%
Northeast Ohio Regional Sewer District, Sewer Revenue,
4.00%, 11/15/49	200,000	203,614
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/01/29	10,000	12,083
Series A, 5.00%, 6/01/30	10,000	12,041

		227,738

Oklahoma - 0.6%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/01/42	350,000	364,928

Pennsylvania - 5.6%
City of Philadelphia Pa Airport Revenue,Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/01/47	300,000	330,093
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 7/01/40	395,000	437,419
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/01/42	40,000	45,382
Pennsylvania Economic Development Financing Authority, Industrial Revenue,
5.00%, 12/31/34	390,000	428,119
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/01/42	100,000	108,957

Series A-2, 5.00%, 12/01/43	250,000	281,128
Series C, 5.00%, 12/01/44	520,000	566,961
Series A-1, 5.00%, 12/01/46	900,000	984,015

		3,182,074

Puerto Rico - 1.2%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/01/36	400,000	440,820
Series N, 5.25%, 7/01/36	175,000	192,850
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/01/35	50,000	52,798
Series L, 5.25%, 7/01/41	25,000	27,137

		713,605

South Carolina - 3.0%
South Carolina Public Service Authority, Miscellaneous Revenue,
Series C, 5.00%, 12/01/46	730,000	786,188
South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/01/49	200,000	213,988
Series A, 5.50%, 12/01/54	290,000	316,434
Series A, 5.00%, 12/01/55	365,000	392,214
Series E, 5.25%, 12/01/55	50,000	54,733

		1,763,557

Texas - 10.1%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/45	700,000	761,180
City of Austin TX Water & Wastewater System, Water Revenue,
5.00%, 11/15/39	500,000	559,385
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	574,970
Series D, 5.00%, 11/15/39	85,000	95,453
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/01/47	150,000	169,890
County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	223,460
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/01/46	300,000	337,506
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/38	500,000	552,015
Series A, 5.00%, 1/01/48	1,500,000	1,679,085
San Antonio Water System, Water Revenue,
Series B, 5.00%, 5/15/39	155,000	172,589
Texas Water Development Board, Lease Revenue,
Series A, 5.00%, 10/15/45	600,000	674,778

		5,800,311

Utah - 1.3%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/01/47	450,000	497,867
Series A, AMT, 5.25%, 7/01/48	225,000	256,543

		754,410

Virginia - 2.8%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/01/41	190,000	214,953
Virginia Small Business Financing Authority, Highway Revenue Tolls,
5.00%, 12/31/52	550,000	592,207
AMT, 5.00%, 12/31/56	750,000	806,453

		1,613,613

Washington - 0.8%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/01/29	10,000	11,768
Series S-1, 5.00%, 11/01/45	400,000	450,344

		462,112

Wisconsin - 0.3%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/01/29	75,000	90,673
Series 2, 5.00%, 7/01/30	45,000	54,050

		144,723

TOTAL MUNICIPAL BONDS (Cost $58,020,328)		57,735,792

TOTAL INVESTMENTS - 98.9% (Cost $58,020,328)	$57,735,792
Other assets and liabilities, net - 1.1%	632,434

NET ASSETS - 100.0%	$58,368,226

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares” , 2.38% (a)
—	58,068	(58,068)	—	—	41	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (b)	$—	$57,735,792	$—	$57,735,792

TOTAL	$—	$57,735,792	$—	$57,735,792

(b)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Australia - 3.3%
AGL Energy Ltd.	4,808	$72,552
Amcor Ltd.	8,494	90,948
ASX Ltd.	1,411	70,039
Aurizon Holdings Ltd.	14,023	45,095
Bendigo & Adelaide Bank Ltd.	3,582	25,127
Boral Ltd.	8,637	30,601
Crown Resorts Ltd.	2,747	22,397
Fortescue Metals Group Ltd.	11,244	48,477
Harvey Norman Holdings Ltd.(a)	4,014	10,281
Insurance Australia Group Ltd.	16,386	85,685
Lendlease Group (b)	4,139	37,928
Medibank Pvt Ltd.	20,056	40,523
Sonic Healthcare Ltd.	3,116	53,471
Wesfarmers Ltd.	8,164	192,719

		825,843

Austria - 0.1%
voestalpine AG	779	24,145

Brazil - 0.6%
BB Seguridade Participacoes SA	5,014	36,500
Cielo SA	9,605	27,840
Cosan SA	1,196	13,936
Hypera SA	2,449	17,566
Kroton Educacional SA	9,644	28,210
Petrobras Distribuidora SA	2,496	16,273
Porto Seguro SA	668	9,982

		150,307

Canada - 9.8%
Bank of Nova Scotia	8,900	494,264
BCE, Inc.	1,070	47,545
Canadian Imperial Bank of Commerce	3,218	272,760
CI Financial Corp.	1,948	27,512
First Capital Realty, Inc.	1,405	22,851
Great-West Lifeco, Inc.	2,166	49,767
IGM Financial, Inc.	598	15,611
Inter Pipeline Ltd.	2,814	45,212
Keyera Corp.(a)	1,542	37,830
Power Corp. of Canada	2,612	55,711
Power Financial Corp.	1,853	41,323
Royal Bank of Canada	10,349	808,196
Sun Life Financial, Inc.	4,319	163,381
TELUS Corp.	1,355	49,179
TransCanada Corp.	6,583	294,161

		2,425,303

Chile - 0.3%
Aguas Andinas SA, Class A	18,522	10,862
Banco Santander Chile	451,077	36,027
Enel Chile SA	210,440	22,113

		69,002

China - 6.4%
Agricultural Bank of China Ltd., Class H	212,076	101,583
China Construction Bank Corp., Class H	688,401	612,122
China Petroleum & Chemical Corp., Class A	4,200	3,775
China Petroleum & Chemical Corp., Class H	187,812	162,216
China Vanke Co. Ltd., Class H	8,669	32,910
China Yangtze Power Co. Ltd., Class A	1,600	3,901
CIFI Holdings Group Co. Ltd.	26,269	17,134
Country Garden Holdings Co. Ltd.	55,334	72,888
Dongfeng Motor Group Co. Ltd., Class H	20,213	21,501
Guangzhou Automobile Group Co. Ltd., Class H	21,892	26,912
Hengan International Group Co. Ltd.(a)	5,276	42,646
Industrial & Commercial Bank of China Ltd., Class H	501,385	385,789
Jiangsu Expressway Co. Ltd., Class H	8,791	12,117
Logan Property Holdings Co. Ltd.	8,604	12,254
SAIC Motor Corp. Ltd., Class A	1,000	4,236
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	7,700	10,880
Sinopec Shanghai Petrochemical Co. Ltd., Class H	24,121	12,230
Sinotrans Ltd., Class H	16,021	7,531
Weichai Power Co. Ltd., Class H	14,361	19,941
Xinyi Solar Holdings Ltd.	21,875	10,757
Yuzhou Properties Co. Ltd.	10,239	4,996
Zhejiang Expressway Co. Ltd., Class H	10,127	10,566

		1,588,885

Czech Republic - 0.1%
Komercni banka AS	517	21,740
Moneta Money Bank AS, 144A	3,734	13,245

		34,985

Denmark - 0.1%
Tryg A/S	970	26,469

Finland - 2.0%
Elisa OYJ	1,087	45,661
Kone OYJ, Class B(a)	2,447	119,732
Nokian Renkaat OYJ	826	29,252

Orion OYJ, Class B	752	26,896
Sampo OYJ, Class A	3,212	154,786
UPM-Kymmene OYJ	3,864	116,686

		493,013

France - 9.1%
Amundi SA, 144A	439	29,374
AXA SA	14,033	356,260
Bouygues SA	1,597	60,465
CNP Assurances	1,294	29,941
Eutelsat Communications SA	1,235	24,413
Sanofi	8,080	676,252
SCOR SE	1,157	52,159
Societe BIC SA	182	17,232
TOTAL SA	17,383	989,504

		2,235,600

Germany - 10.6%
Allianz SE	3,065	682,667
BASF SE	6,638	506,357
Bayer AG	6,728	538,428
Bayerische Motoren Werke AG	2,395	202,657
Covestro AG, 144A	1,406	80,275
Daimler AG	6,598	395,642
Evonik Industries AG	1,134	31,959
Hannover Rueck SE	440	65,635
Innogy SE	993	42,187
ProSiebenSat.1 Media SE	1,699	31,032
TUI AG	3,162	33,655

		2,610,494

Greece - 0.1%
OPAP SA	1,405	14,399

Hong Kong - 3.9%
BOC Hong Kong Holdings Ltd.	26,343	110,073
China Everbright Ltd.	6,554	13,242
China Merchants Port Holdings Co. Ltd.	10,043	21,110
China Resources Cement Holdings Ltd.	17,449	18,583
China Resources Power Holdings Co. Ltd.	13,327	25,263
CLP Holdings Ltd.	11,624	137,715
Guangdong Investment Ltd.	22,010	42,227
Hang Lung Properties Ltd.	15,145	35,770
Hang Seng Bank Ltd.	5,526	136,922
Henderson Land Development Co. Ltd.	10,020	56,675
HKT Trust & HKT Ltd. (b)	26,596	41,538
Hysan Development Co. Ltd.	4,529	23,915
Lee & Man Paper Manufacturing Ltd.	11,063	10,189
New World Development Co. Ltd.	45,414	72,549
NWS Holdings Ltd.	10,873	26,317
Power Assets Holdings Ltd.	9,959	69,144
Shimao Property Holdings Ltd.	8,327	19,688
Sino Land Co. Ltd.	24,567	45,755
Wharf Holdings Ltd.	9,217	28,826
Yue Yuen Industrial Holdings Ltd.	5,142	17,293

		952,794

Indonesia - 0.6%
PT Adaro Energy Tbk	108,657	10,118
PT Gudang Garam Tbk	3,526	21,405
PT Indofood Sukses Makmur Tbk	35,666	17,938
PT Telekomunikasi Indonesia Persero Tbk	368,199	101,031

		150,492

Italy - 1.2%
Assicurazioni Generali SpA	8,426	150,589
Snam SpA	16,712	82,685
Terna Rete Elettrica Nazionale SpA	10,256	63,858

		297,132

Japan - 4.0%
Canon, Inc.	7,170	206,173
Japan Tobacco, Inc.	8,009	203,822
MS&AD Insurance Group Holdings, Inc.	3,478	104,446
Nissan Motor Co. Ltd.	16,881	145,942
Sekisui House Ltd.	4,775	71,784
Subaru Corp.	4,448	112,938
Tokyo Electron Ltd.	1,100	149,704

		994,809

Luxembourg - 0.1%
RTL Group SA	274	15,469

Macau - 0.4%
Sands China Ltd.	17,651	88,145

Malaysia - 0.3%
HAP Seng Consolidated Bhd	4,882	11,825
Maxis Bhd	17,200	22,714
MISC Bhd	8,100	13,744
Petronas Gas Bhd	4,900	21,786
SP Setia Bhd Group	13,796	7,769
Westports Holdings Bhd	8,000	7,259

		85,097

Mexico - 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,647	24,671
Grupo Mexico SAB de CV, Series B	26,039	65,254

		89,925

Netherlands - 0.2%
Randstad NV	880	47,047

New Zealand - 0.1%
Spark New Zealand Ltd.	14,102	35,847

Norway - 1.0%
Gjensidige Forsikring ASA	1,400	25,129
Mowi ASA(a)	3,122	72,110
Orkla ASA	6,046	47,695
Telenor ASA	5,255	102,593

		247,527

Philippines - 0.1%
DMCI Holdings, Inc.	41,600	9,169
Globe Telecom, Inc.	267	9,809
Manila Electric Co.	1,850	13,149

		32,127

Portugal - 0.4%
EDP - Energias de Portugal SA	17,982	66,035
Jeronimo Martins SGPS SA	1,753	26,449

		92,484

Qatar - 0.2%
Barwa Real Estate Co.	1,416	15,400
Masraf Al Rayan QSC	2,636	26,715
Qatar Electricity & Water Co. QSC	342	16,579

		58,694

Russia - 3.4%
Alrosa PJSC	17,865	25,782
Gazprom PJSC	77,618	187,272
Inter RAO UES PJSC	226,040	13,430
LUKOIL PJSC	3,481	290,593
MMC Norilsk Nickel PJSC	459	98,311
Mobile TeleSystems PJSC, ADR	3,658	28,276
PhosAgro PJSC, GDR	870	11,884
Polymetal International PLC	1,145	13,518
Severstal PJSC	1,393	21,748
Tatneft PJSC	11,119	130,955
X5 Retail Group NV, GDR	910	23,152

		844,921

Singapore - 0.9%
ComfortDelGro Corp. Ltd.	15,687	27,747
Singapore Exchange Ltd.	6,041	35,052
Singapore Technologies Engineering Ltd.	10,456	28,941
Singapore Telecommunications Ltd.	59,846	133,759

		225,499

South Africa - 2.8%
Absa Group Ltd.(a)	5,165	66,344
Exxaro Resources Ltd.	2,002	21,602
FirstRand Ltd.(a)	24,261	110,952
Foschini Group Ltd.	1,693	20,687
Investec Ltd.	2,087	13,591
Investec PLC	5,057	33,147
Liberty Holdings Ltd.(a)	927	6,791
MMI Holdings Ltd.*	6,824	7,572
Nedbank Group Ltd.(a)	2,862	57,891
Netcare Ltd.	7,791	14,097
RMB Holdings Ltd.	4,903	27,939
Sanlam Ltd.	12,849	71,912
SPAR Group Ltd.	1,409	20,013
Standard Bank Group Ltd.	9,367	129,086
Telkom SA SOC Ltd.	1,978	9,851
Truworths International Ltd.(a)	3,194	16,599
Vodacom Group Ltd.	4,682	38,668
Woolworths Holdings Ltd.(a)	7,044	22,946

		689,688

South Korea - 1.0%
Cheil Worldwide, Inc.	528	11,760
Coway Co. Ltd.	373	31,374
Hyundai Marine & Fire Insurance Co. Ltd.	489	16,391
KT&G Corp.	853	80,014
Orange Life Insurance Ltd., 144A	235	7,459
Samsung Fire & Marine Insurance Co. Ltd.	220	58,976
SK Telecom Co. Ltd.	143	33,121

		239,095

Spain - 2.7%
Aena SME SA, 144A	491	87,723
Enagas SA	1,642	46,837
Endesa SA	2,379	60,004
Iberdrola SA	44,283	370,725
Mapfre SA	7,954	22,498
Red Electrica Corp. SA	3,250	70,315

		658,102

Sweden - 1.1%
Electrolux AB, Series B	1,754	45,927
Hennes & Mauritz AB, Class B(a)	6,240	94,492
ICA Gruppen AB(a)	594	22,845
Skanska AB, Class B	2,479	44,742
Swedish Match AB	1,255	58,870

		266,876

Switzerland - 8.1%
Adecco Group AG(a)	1,164	60,595
Kuehne + Nagel International AG	383	50,076
Roche Holding AG	4,653	1,295,199
Swiss Life Holding AG	245	106,982
Swiss Prime Site AG	560	47,360
Swisscom AG	189	87,670
Zurich Insurance Group AG	1,087	360,078

		2,007,960

Taiwan - 4.5%
Catcher Technology Co. Ltd.	4,739	36,032

Cathay Financial Holding Co. Ltd.	59,332	87,331
Chicony Electronics Co. Ltd.	3,882	8,577
Chunghwa Telecom Co. Ltd.	26,944	93,676
Compal Electronics, Inc.	30,966	19,218
CTBC Financial Holding Co. Ltd.	128,057	86,754
Far EasTone Telecommunications Co. Ltd.	11,223	26,292
First Financial Holding Co. Ltd.	71,137	48,077
Formosa Chemicals & Fibre Corp.	25,414	87,118
Formosa Petrochemical Corp.	9,025	34,163
Formosa Plastics Corp.	32,256	107,427
Formosa Taffeta Co. Ltd.	5,339	6,167
Foxconn Technology Co. Ltd.	6,768	13,876
Fubon Financial Holding Co. Ltd.	47,933	70,864
Hotai Motor Co. Ltd.	2,134	23,194
Inventec Corp.	19,501	15,080
Lite-On Technology Corp.	14,312	20,717
Micro-Star International Co. Ltd.	4,747	12,617
Nan Ya Plastics Corp.	37,548	93,820
Nanya Technology Corp.	8,000	16,168
Nien Made Enterprise Co. Ltd.	1,196	10,395
Novatek Microelectronics Corp.	3,905	21,697
Pegatron Corp.	14,101	24,192
Phison Electronics Corp.	1,104	10,044
Pou Chen Corp.	15,671	19,756
Powertech Technology, Inc.	5,013	11,662
Realtek Semiconductor Corp.	3,018	17,455
Taiwan Mobile Co. Ltd.	11,307	40,413
Vanguard International Semiconductor Corp.	6,594	14,848
Yageo Corp.	1,839	20,675
Zhen Ding Technology Holding Ltd.	2,661	7,730

		1,106,035

Thailand - 1.2%
Glow Energy PCL, NVDR	3,831	11,063
Land & Houses PCL, NVDR	24,500	8,163
PTT Global Chemical PCL, NVDR	16,445	37,574
PTT PCL, NVDR	77,400	119,124
Siam Cement PCL	2,700	40,612
Siam Commercial Bank PCL, NVDR	13,100	55,705
Thai Oil PCL, NVDR	8,600	19,718

		291,959

Turkey - 0.2%
Arcelik AS	1,594	6,222
Eregli Demir ve Celik Fabrikalari TAS	9,601	16,776
Ford Otomotiv Sanayi AS	497	5,166
TAV Havalimanlari Holding AS	1,291	6,733
Tupras Turkiye Petrol Rafinerileri AS	941	25,316

		60,213

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	15,115	39,217
Aldar Properties PJSC	30,232	14,651
Dubai Islamic Bank PJSC	12,120	17,225
Emaar Malls PJSC	17,510	8,342
Emirates Telecommunications Group Co. PJSC	13,001	59,749

		139,184

United Kingdom - 16.2%
Admiral Group PLC	1,442	41,851
AstraZeneca PLC	9,088	742,079
Babcock International Group PLC	1,849	13,305
BAE Systems PLC	22,841	141,575
Barratt Developments PLC	7,278	57,986
BT Group PLC	61,427	175,419
Direct Line Insurance Group PLC	9,776	46,382
G4S PLC	11,320	31,604
GlaxoSmithKline PLC	35,812	713,265
Imperial Brands PLC	6,948	232,009
ITV PLC	25,867	45,106
Kingfisher PLC	15,658	50,421
Legal & General Group PLC	43,029	160,595
Marks & Spencer Group PLC	11,211	40,709
National Grid PLC	24,466	275,926
Next PLC	982	66,457
Persimmon PLC	2,304	74,560
Rio Tinto Ltd.	2,684	183,621
Rio Tinto PLC	8,331	480,475
Royal Mail PLC	6,487	24,401
Schroders PLC	857	31,176
Severn Trent PLC	1,719	46,163
SSE PLC	7,235	114,373
Standard Life Aberdeen PLC	17,753	58,266
Taylor Wimpey PLC	23,134	55,818
WPP PLC	9,201	101,063

		4,004,605

TOTAL COMMON STOCKS (Cost $25,170,404)		24,220,171

PREFERRED STOCKS - 1.5%
Brazil - 0.5%
Itausa-Investimentos Itau SA	32,210	106,243

Germany - 0.1%
Bayerische Motoren Werke AG	414	30,595

South Korea - 0.9%
Hyundai Motor Co.	169	11,074
Hyundai Motor Co.-2nd Preferred	267	19,087

Samsung Electronics Co. Ltd.	5,990	191,731

		221,892

TOTAL PREFERRED STOCKS (Cost $336,196)		358,730

RIGHTS - 0.0%
Taiwan - 0.0%
CTBC Financial Holding Co. Ltd., expires 04/01/19 (Cost $0)	860	0

SECURITIES LENDING COLLATERAL - 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d) (Cost $561,750)	561,750	561,750

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c) (Cost $5,594)	5,594	5,594

TOTAL INVESTMENTS - 101.9% (Cost $26,073,944)		$25,146,245
Other assets and liabilities, net - (1.9%)		(468,246)

NET ASSETS - 100.0%		$24,677,999

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d)
569,313	—	(7,563)(e)	—	—	6,289	—	561,750	561,750
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c)
—	428,648	(423,054)	—	—	217	—	5,594	5,594

569,313	428,648	(430,617)	—	—	6,506	—	567,344	567,344

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $539,516, which is 2.2% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,335.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$7,313,641	29.7%
Health Care	4,077,253	16.6
Energy	2,515,017	10.2
Materials	2,254,372	9.2
Consumer Discretionary	2,143,869	8.8
Utilities	1,569,367	6.4
Communication Services	1,411,653	5.7
Industrials	971,266	4.0
Consumer Staples	868,967	3.5
Information Technology	856,791	3.5
Real Estate	596,705	2.4

Total	$24,578,901	100.0%

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	1	$47,725	$52,335	3/15/2019	$4,610

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$24,220,171	$—	$—	$24,220,171
Preferred Stocks(g)	358,730	—	—	358,730
Rights	0	—	—	0
Short-Term Investments(g)	567,344	—	—	567,344
Derivatives(h)
Futures Contracts	4,610	—	—	4,610

TOTAL	$25,150,855	$—	$—	$25,150,855

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.9%
ASX Ltd.	26,221	$1,301,555
Aurizon Holdings Ltd.	261,231	840,055
Bendigo & Adelaide Bank Ltd.	65,028	456,165
Boral Ltd.	155,817	552,063
Crown Resorts Ltd.	51,225	417,649
Fortescue Metals Group Ltd.	206,190	888,965
Harvey Norman Holdings Ltd.(a)	78,930	202,157
Insurance Australia Group Ltd.	304,978	1,594,778
Lendlease Group(b)	74,405	681,808
Medibank Pvt Ltd.	371,653	750,932
Wesfarmers Ltd.	151,288	3,571,291

		11,257,418

Austria - 0.2%
voestalpine AG	15,170	470,201

Denmark - 0.2%
Tryg A/S	16,605	453,119

Finland - 3.9%
Elisa OYJ	19,228	807,704
Kone OYJ, Class B(a)	44,676	2,185,995
Nokian Renkaat OYJ	15,816	560,101
Orion OYJ, Class B	13,926	498,085
Sampo OYJ, Class A	58,441	2,816,261
UPM-Kymmene OYJ	70,364	2,124,876

		8,993,022

France - 13.9%
Amundi SA, 144A	8,080	540,633
AXA SA	256,913	6,522,335
Bouygues SA	29,223	1,106,435
CNP Assurances	23,426	542,040
Eutelsat Communications SA	23,607	466,660
Sanofi	120,248	10,064,095
SCOR SE	21,737	979,929
Societe BIC SA	3,411	322,964
TOTAL SA	195,508	11,129,027

		31,674,118

Germany - 16.2%
Allianz SE	50,668	11,285,275
BASF SE	122,319	9,330,683
Bayerische Motoren Werke AG	43,722	3,699,617
Covestro AG, 144A	25,848	1,475,777
Daimler AG	121,115	7,262,536
Evonik Industries AG	22,208	625,885
Hannover Rueck SE	7,986	1,191,270
Innogy SE	18,589	789,752
Innogy SE, 144A	1,229	56,874
ProSiebenSat.1 Media SE	31,424	573,952
TUI AG	59,425	632,488

		36,924,109

Hong Kong - 4.5%
BOC Hong Kong Holdings Ltd.	488,476	2,041,073
Hang Lung Properties Ltd.	274,801	649,037
Hang Seng Bank Ltd.	101,259	2,508,965
HKT Trust & HKT Ltd.(b)	510,693	797,612
New World Development Co. Ltd.	803,847	1,284,140
NWS Holdings Ltd.	200,361	484,963
Power Assets Holdings Ltd.	184,582	1,281,525
Sino Land Co. Ltd.	440,081	819,637
Yue Yuen Industrial Holdings Ltd.	100,079	336,580

		10,203,532

Italy - 3.1%
Assicurazioni Generali SpA	155,435	2,777,920
Atlantia SpA	65,102	1,584,935
Snam SpA	298,380	1,476,281
Terna Rete Elettrica Nazionale SpA	190,118	1,183,753

		7,022,889

Japan - 7.1%
Canon, Inc.	132,834	3,819,634
Japan Tobacco, Inc.	146,700	3,733,391
Nissan Motor Co. Ltd.	306,700	2,651,528
Sekisui House Ltd.	82,624	1,242,106
Subaru Corp.	81,100	2,059,191
Tokyo Electron Ltd.	20,700	2,817,149

		16,322,999

Luxembourg - 0.1%
RTL Group SA	5,009	282,792

Macau - 0.7%
Sands China Ltd.	324,843	1,622,187

Netherlands - 0.4%
Randstad NV	15,808	845,127

New Zealand - 0.3%
Spark New Zealand Ltd.	247,771	629,833

Norway - 1.6%
Gjensidige Forsikring ASA	27,015	484,894
Mowi ASA(a)	58,817	1,358,522
Telenor ASA	97,272	1,899,026

		3,742,442

Portugal - 0.8%
EDP - Energias de Portugal SA	341,637	1,254,597
Jeronimo Martins SGPS SA	33,424	504,294

		1,758,891

Singapore - 1.8%
ComfortDelGro Corp. Ltd.	280,100	495,441
Singapore Exchange Ltd.	108,850	631,575

Singapore Technologies Engineering Ltd.	213,390	590,644
Singapore Telecommunications Ltd.	1,081,198	2,416,532

		4,134,192

Spain - 5.3%
Aena SME SA, 144A	8,982	1,604,743
Enagas SA	29,719	847,718
Endesa SA	42,817	1,079,940
Iberdrola SA	823,332	6,892,710
Mapfre SA	146,472	414,301
Red Electrica Corp. SA	58,029	1,255,475

		12,094,887

Sweden - 0.4%
Skanska AB, Class B	45,738	825,501

Switzerland - 4.0%
Swiss Prime Site AG	10,200	862,628
Swisscom AG	3,393	1,573,886
Zurich Insurance Group AG	20,054	6,643,064

		9,079,578

United Kingdom - 29.8%
Admiral Group PLC	27,227	790,203
AstraZeneca PLC	135,091	11,030,836
Babcock International Group PLC	33,792	243,162
BAE Systems PLC	421,959	2,615,415
Barratt Developments PLC	136,502	1,087,552
BT Group PLC	1,117,290	3,190,673
Direct Line Insurance Group PLC	186,108	882,983
G4S PLC	207,040	578,031
GlaxoSmithKline PLC	533,961	10,634,860
Imperial Brands PLC	126,292	4,217,164
ITV PLC	486,542	848,413
Legal & General Group PLC	795,890	2,970,470
Marks & Spencer Group PLC	219,146	795,757
National Grid PLC	453,047	5,109,428
Next PLC	18,571	1,256,802
Persimmon PLC	41,616	1,346,750
Rio Tinto Ltd.	49,229	3,367,905
Rio Tinto PLC	153,859	8,873,533
Royal Mail PLC	121,902	458,537
Schroders PLC	16,507	600,496
Severn Trent PLC	31,615	849,012
SSE PLC	137,249	2,169,665
Standard Life Aberdeen PLC	330,955	1,086,202
Taylor Wimpey PLC	441,087	1,064,256
WPP PLC	167,063	1,835,015

		67,903,120

TOTAL COMMON STOCKS (Cost $236,085,954)		226,239,957

PREFERRED STOCK - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG (Cost $642,406)	7,406	547,316

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d) (Cost $3,171,179)	3,171,179	3,171,179

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c) (Cost $117,824)	117,824	117,824

TOTAL INVESTMENTS - 100.9% (Cost $240,017,363)		$230,076,276
Other assets and liabilities, net - (0.9%)		(2,022,447)

NET ASSETS - 100.0%		$228,053,829

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (c)(d)
2,589,430	581,749(e)	—	—	—	36,457	—	3,171,179	3,171,179
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c)
—	4,323,706	(4,205,882)	—	—	1,640	—	117,824	117,824

2,589,430	4,905,455	(4,205,882)	—	—	38,097	—	3,289,003	3,289,003

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $3,191,473, which is 1.4% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $202,258.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$50,266,436	22.2%
Health Care	32,227,877	14.2
Consumer Discretionary	30,355,865	13.4
Materials	27,709,888	12.2
Utilities	21,922,733	9.7
Communication Services	15,322,097	6.8
Industrials	14,781,947	6.5
Energy	13,453,026	5.9
Consumer Staples	9,813,371	4.3
Information Technology	6,636,783	2.9
Real Estate	4,297,250	1.9

Total	$226,787,273	100.0%

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
EURO STOXX 50 Futures	EUR	9	$314,891	$337,989	3/15/2019	$24,035
FTSE 100 Index Futures	GBP	1	84,745	94,111	3/15/2019	5,030
MSCI EAFE Futures	USD	8	718,304	747,600	3/15/2019	29,296

Total unrealized appreciation						$58,361

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$226,239,957	$—	$—	$226,239,957
Preferred Stock	547,316	—	—	547,316
Short-Term Investments(g)	3,289,003	—	—	3,289,003
Derivatives(h)
Futures Contracts	58,361	—	—	58,361

TOTAL	$230,134,637	$—	$—	$230,134,637

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Austria - 0.7%
ANDRITZ AG	32	$1,600
Erste Group Bank AG	147	5,566
OMV AG	72	3,793
Raiffeisen Bank International AG	68	1,736
Strabag SE	10	341
Telekom Austria AG	68	506
Vienna Insurance Group AG Wiener Versicherung Gruppe	16	386
voestalpine AG	62	1,922

		15,850

Belgium - 3.6%
Ackermans & van Haaren NV	12	1,893
Ageas	91	4,490
Anheuser-Busch InBev SA/NV	436	34,033
Colruyt SA	34	2,428
Elia System Operator SA/NV	14	998
Groupe Bruxelles Lambert SA	36	3,467
KBC Ancora	18	872
KBC Group NV	137	10,159
Melexis NV(a)	8	527
Proximus SADP	68	1,799
Sofina SA	8	1,567
Solvay SA	44	4,931
Telenet Group Holding NV	24	1,084
UCB SA	58	4,866
Umicore SA	105	4,543

		77,657

Finland - 3.7%
Amer Sports OYJ	54	2,450
Elisa OYJ	73	3,067
Fortum OYJ	213	4,734
Huhtamaki OYJ	48	1,740
Kesko OYJ, Class B	32	1,912
Kone OYJ, Class B(a)	201	9,835
Metso OYJ	58	1,969
Neste OYJ	70	6,735
Nokia OYJ	2,748	16,635
Nokian Renkaat OYJ	62	2,196
Orion OYJ, Class B	52	1,860
Sampo OYJ, Class A	233	11,228
Stora Enso OYJ, Class R	282	3,784
UPM-Kymmene OYJ	257	7,761
Wartsila OYJ Abp	209	3,399

		79,305

France - 33.7%
Accor SA	103	4,354
Aeroports de Paris	14	2,720
Air France-KLM	125	1,545
Air Liquide SA	199	24,847
Airbus SE	263	34,021
Alstom SA	81	3,525
Altarea SCA REIT	2	414
Arkema SA	34	3,432
Atos SE	46	4,422
AXA SA	883	22,417
BioMerieux	22	1,816
BNP Paribas SA	535	27,448
Bollore SA	450	2,003
Bouygues SA	107	4,051
Bureau Veritas SA	163	3,901
Capgemini SE	83	9,943
Carrefour SA	294	6,026
Casino Guichard Perrachon SA(a)	24	1,271
Cie de Saint-Gobain	253	9,121
Cie Generale des Etablissements Michelin	85	10,211
Cie Plastic Omnium SA	32	899
CNP Assurances	81	1,874
Covivio REIT	18	1,824
Credit Agricole SA	617	7,891
Danone SA	318	24,019
Dassault Systemes SE	68	9,962
Edenred	99	4,399
Eiffage SA	36	3,516
Elis SA	83	1,302
Engie SA	939	14,167
EssilorLuxottica SA	143	17,334
Eurazeo SE	24	1,806
Eutelsat Communications SA	68	1,344
Faurecia SA	38	1,815
Gecina SA REIT	22	3,267
Getlink SE	215	3,178
Hermes International	16	10,144
ICADE REIT	16	1,364
Iliad SA	14	1,459
Imerys SA	16	911
Ingenico Group SA	26	1,747
Ipsen SA	18	2,492
JCDecaux SA	36	1,111
Kering	36	19,681
Klepierre SA REIT	105	3,669
Lagardere SCA	52	1,347
Legrand SA	131	8,652
L’Oreal SA	123	31,079
LVMH Moet Hennessy Louis Vuitton SE	133	45,737

Natixis SA	458	2,520
Nexity SA	20	978
Orange SA	931	14,248
Orpea	22	2,597
Pernod Ricard SA	89	15,344
Peugeot SA	274	6,976
Publicis Groupe SA	107	5,937
Remy Cointreau SA	10	1,304
Renault SA	103	7,064
Rexel SA	129	1,610
Rubis SCA	42	2,489
Safran SA	159	21,708
Sanofi	527	44,107
Sartorius Stedim Biotech	12	1,414
Schneider Electric SE	272	21,192
SCOR SE	91	4,102
SEB SA	12	2,069
Societe BIC SA	14	1,326
Societe Generale SA	350	10,761
Sodexo SA	44	4,839
Sopra Steria Group	8	942
Suez	191	2,444
Teleperformance	26	4,648
Thales SA	52	6,410
TOTAL SA	1,130	64,324
Ubisoft Entertainment SA*	38	2,748
Unibail-Rodamco-Westfield REIT	68	10,995
Valeo SA	117	3,697
Veolia Environnement SA	286	6,285
Vinci SA	272	25,992
Vivendi SA	485	14,193
Wendel SA	14	1,768

		722,509

Germany - 25.3%
1&1 Drillisch AG	24	950
adidas AG	81	19,701
Allianz SE	199	44,323
Aurubis AG	16	881
Axel Springer SE	16	914
BASF SE	418	31,886
Bayer AG	436	34,892
Bayerische Motoren Werke AG	163	13,793
Bechtle AG	12	1,030
Beiersdorf AG	60	5,572
Brenntag AG	72	3,575
Carl Zeiss Meditec AG	18	1,537
Commerzbank AG	515	4,255
Continental AG	52	8,527
Covestro AG, 144A	89	5,081
CTS Eventim AG & Co. KGaA	26	1,169
Daimler AG	408	24,465
Deutsche Bank AG(b)	873	8,113
Deutsche Boerse AG	83	10,500
Deutsche Lufthansa AG	219	5,598
Deutsche Post AG	450	13,999
Deutsche Telekom AG	1,638	27,017
Deutsche Wohnen SE	145	6,770
DMG Mori AG	10	488
E.ON SE	1,007	11,106
Evonik Industries AG	75	2,114
Fielmann AG	12	811
Fraport AG Frankfurt Airport Services Worldwide	18	1,447
Freenet AG	58	1,223
Fresenius Medical Care AG & Co. KGaA	99	7,765
Fresenius SE & Co. KGaA	185	10,413
FUCHS PETROLUB SE	14	571
GEA Group AG	77	1,847
GRENKE AG	14	1,430
Hannover Rueck SE	30	4,475
HeidelbergCement AG	72	5,300
Hella GmbH & Co. KGaA	22	997
Henkel AG & Co. KGaA	50	4,703
HOCHTIEF AG	4	635
HUGO BOSS AG	28	2,073
Infineon Technologies AG	489	10,749
K+S AG	97	1,851
KION Group AG	34	1,940
Krones AG	8	669
LANXESS AG	34	1,845
LEG Immobilien AG	32	3,577
MAN SE	12	1,233
Merck KGaA	60	6,202
METRO AG	85	1,429
MorphoSys AG*	14	1,440
MTU Aero Engines AG	20	4,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	70	16,508
Nemetschek SE	8	1,170
OSRAM Licht AG	44	1,909
ProSiebenSat.1 Media SE	91	1,662
Rational AG	2	1,312
Rheinmetall AG	18	1,927
Rocket Internet SE, 144A*	30	706
RWE AG	251	6,134
SAP SE	466	49,986
Scout24 AG, 144A	42	2,214
Siemens AG	372	40,720
Siltronic AG	10	979

Sixt SE	8	737
Software AG	24	879
Symrise AG	56	4,941
Talanx AG	26	1,005
Telefonica Deutschland Holding AG	450	1,479
thyssenkrupp AG	241	3,609
Uniper SE	87	2,537
United Internet AG	56	2,040
Volkswagen AG	62	10,971
Vonovia SE	215	10,439
Wacker Chemie AG	10	1,025
Wirecard AG	54	7,410
Zalando SE, 144A*	60	2,214

		541,687

Greece - 0.1%
Hellenic Telecommunications Organization SA	123	1,562
OPAP SA	54	553

		2,115

Ireland - 1.6%
Bank of Ireland Group PLC	452	2,941
CRH PLC	406	12,871
Glanbia PLC	77	1,563
Kerry Group PLC, Class A	70	7,214
Kingspan Group PLC	62	2,927
Ryanair Holdings PLC, ADR	44	3,280
Smurfit Kappa Group PLC	101	2,868

		33,664

Italy - 7.0%
A2A SpA	784	1,391
Amplifon SpA	60	1,118
Assicurazioni Generali SpA	714	12,760
Atlantia SpA	231	5,624
Banca Mediolanum SpA	195	1,361
Banca Monte dei Paschi di Siena SpA(a)	181	281
Banco BPM SpA(a)	698	1,695
Brembo SpA	77	933
Buzzi Unicem SpA	36	705
Buzzi Unicem SpA-RSP	18	225
Davide Campari-Milano SpA	207	1,976
De’ Longhi SpA	22	579
DiaSorin SpA	4	393
Enel SpA	3,783	22,917
Eni SpA	1,246	21,518
FinecoBank Banca Fineco SpA	199	2,476
Hera SpA	455	1,518
Infrastrutture Wireless Italiane SpA, 144A	117	1,032
Intesa Sanpaolo SpA	8,254	20,386
Iren SpA	312	777
Italgas SpA	237	1,437
Leonardo SpA	197	1,989
Mediobanca SpA	342	3,436
Moncler SpA	95	3,648
Pirelli & C SpA, 144A	183	1,229
Poste Italiane SpA, 144A	231	2,086
Prysmian SpA	129	2,637
Saipem SpA	284	1,476
Salvatore Ferragamo SpA(a)	24	510
Snam SpA	1,090	5,393
Societa Iniziative Autostradali e Servizi SpA	34	569
Telecom Italia SpA	5,674	3,462
Telecom Italia SpA-RSP	3,020	1,648
Terna Rete Elettrica Nazionale SpA	706	4,396
UniCredit SpA	1,041	14,184
Unione di Banche Italiane SpA	507	1,513
UnipolSai Assicurazioni SpA	316	790

		150,068

Luxembourg - 0.7%
APERAM SA	24	785
ArcelorMittal	316	7,272
Eurofins Scientific SE(a)	6	2,529
Grand City Properties SA	54	1,273
Tenaris SA	237	3,166

		15,025

Netherlands - 8.7%
Aalberts Industries NV	36	1,332
ABN AMRO Group NV, 144A	219	5,317
Aegon NV	1,049	5,648
Akzo Nobel NV	99	8,988
Altice Europe NV*	509	1,149
ASM International NV	30	1,638
ASML Holding NV	197	36,143
ASR Nederland NV	62	2,735
Boskalis Westminster	40	1,127
Euronext NV, 144A	32	1,955
EXOR NV	56	3,450
GrandVision NV, 144A	26	578
Heineken Holding NV	50	4,842
Heineken NV	117	11,804
IMCD NV	26	2,043
ING Groep NV	1,906	25,246
Koninklijke Ahold Delhaize NV	547	14,124
Koninklijke DSM NV	85	9,137
Koninklijke KPN NV	1,729	5,339
Koninklijke Philips NV	452	18,014
Koninklijke Vopak NV	34	1,664
NN Group NV	151	6,585

	Number of Shares	Value
OCI NV*	36	$856
QIAGEN NV*	107	4,096
Randstad NV	58	3,101
Signify NV, 144A	48	1,276
Wolters Kluwer NV	131	8,649

		186,836

Portugal - 0.3%
Banco Comercial Portugues SA, Class R	3,895	1,069
Galp Energia SGPS SA	227	3,730
Jeronimo Martins SGPS SA	121	1,825
Navigator Co. SA	109	535

		7,159

Spain - 9.8%
Acciona SA	12	1,167
Acerinox SA	83	880
ACS Actividades de Construccion y Servicios SA	139	6,170
Aena SME SA, 144A	36	6,432
Amadeus IT Group SA	199	15,001
Banco Bilbao Vizcaya Argentaria SA	3,080	19,198
Banco de Sabadell SA	2,595	2,959
Banco Santander SA	7,788	38,098
Bankia SA	547	1,672
Bankinter SA	394	3,240
CaixaBank SA	1,743	6,224
Cellnex Telecom SA, 144A	70	1,812
CIE Automotive SA	24	683
Enagas SA	113	3,223
Endesa SA	157	3,960
Ferrovial SA	259	5,975
Fomento de Construcciones y Contratas SA	68	1,007
Grifols SA	147	3,827
Grupo Catalana Occidente SA	22	784
Iberdrola SA	2,754	23,056
Industria de Diseno Textil SA	565	17,075
Inmobiliaria Colonial Socimi SA REIT	139	1,435
Mapfre SA	475	1,344
Merlin Properties Socimi SA REIT	179	2,326
Naturgy Energy Group SA	171	4,648
Prosegur Cia de Seguridad SA	119	666
Red Electrica Corp. SA	215	4,652
Repsol SA	692	11,918
Siemens Gamesa Renewable Energy SA	113	1,731
Telefonica SA	2,203	19,037
Zardoya Otis SA	87	728

		210,928

Switzerland - 0.2%
STMicroelectronics NV	316	5,176

United Kingdom(c) - 2.2%
Unilever NV	859	46,525

TOTAL COMMON STOCKS (Cost $2,194,848)		2,094,504

PREFERRED STOCKS - 2.0%
Germany - 1.9%
Bayerische Motoren Werke AG	26	1,921
FUCHS PETROLUB SE	34	1,521
Henkel AG & Co. KGaA	87	8,702
MAN SE	4	411
Porsche Automobil Holding SE	77	5,140
RWE AG	18	436
Sartorius AG	18	2,857
Sixt SE	8	536
Volkswagen AG	105	18,042

		39,566

Spain - 0.1%
Grifols SA, Class B	129	2,471

TOTAL PREFERRED STOCKS (Cost $43,954)		42,037

EXCHANGE-TRADED FUND - 0.3%
iShares MSCI Eurozone ETF
(Cost $5,436)	150	5,778

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (d)(e)
(Cost $18,545)	18,545	18,545

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(d)
(Cost $244)	244	244

TOTAL INVESTMENTS - 100.8%
(Cost $2,263,027)		$2,161,108
Other assets and liabilities, net - (0.8%)		(15,844)

NET ASSETS - 100.0%		$2,145,264

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
9,128	13,263	(10,706)	(5,849)	2,277	—	—	873	8,113
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(d)(e)
84,109	—	(65,564)(f)	—	—	599	—	18,545	18,545
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(d)
—	20,755	(20,511)	—	—	11	—	244	244

93,237	34,018	(96,781)	(5,849)	2,277	610	—	19,662	26,902

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $14,619, which is 0.7% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Fund, Securities Lending Collateral and Cash Equivalents
Financials	$401,993	18.8%
Industrials	322,503	15.1
Consumer Discretionary	274,615	12.8
Consumer Staples	227,695	10.7
Information Technology	174,339	8.2
Materials	159,618	7.5
Health Care	156,706	7.3
Energy	126,940	5.9
Communication Services	122,552	5.7
Utilities	121,249	5.7
Real Estate	48,331	2.3

Total	$2,136,541	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$2,094,504	$—	$—	$2,094,504
Preferred Stocks(g)	42,037	$—	$—	42,037
Exchange-Traded Fund	5,778	$—	$—	5,778
Short-Term Investments(g)	18,789	$—	$—	18,789

TOTAL	$2,161,108	$—	$—	$2,161,108

(g)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.6%
Communication Services - 6.5%
1&1 Drillisch AG	79	$3,129
Axel Springer SE	60	3,426
CTS Eventim AG & Co. KGaA	96	4,318
Deutsche Telekom AG	5,432	89,596
Freenet AG	193	4,069
ProSiebenSat.1 Media SE	320	5,845
Scout24 AG, 144A	161	8,488
Telefonica Deutschland Holding AG	1,547	5,084
United Internet AG	189	6,885

		130,840

Consumer Discretionary - 14.4%
adidas AG	272	66,158
Bayerische Motoren Werke AG	534	45,185
Continental AG	181	29,679
Daimler AG	1,399	83,890
Fielmann AG	40	2,703
Hella GmbH & Co. KGaA	78	3,535
HUGO BOSS AG	102	7,552
Rocket Internet SE, 144A*	112	2,637
Volkswagen AG	213	37,691
Zalando SE, 144A*	218	8,043

		287,073

Consumer Staples - 2.0%
Beiersdorf AG	204	18,946
Henkel AG & Co. KGaA	168	15,802
METRO AG	260	4,371

		39,119

Financials - 15.4%
Allianz SE	671	149,452
Commerzbank AG*	1,746	14,424
Deutsche Bank AG(a)	3,014	28,009
Deutsche Boerse AG	282	35,676
GRENKE AG	46	4,698
Hannover Rueck SE	102	15,215
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	242	57,070
Talanx AG	94	3,635

		308,179

Health Care - 11.2%
Bayer AG	1,470	117,641
Carl Zeiss Meditec AG	60	5,124
Fresenius Medical Care AG & Co. KGaA	330	25,883
Fresenius SE & Co. KGaA	632	35,573
Merck KGaA	202	20,881
MorphoSys AG*	48	4,936
QIAGEN NV*	355	13,590

		223,628

Industrials - 13.8%
Brenntag AG	242	12,015
Deutsche Lufthansa AG	757	19,352
Deutsche Post AG	1,534	47,722
DMG Mori AG	33	1,610
Fraport AG Frankfurt Airport Services Worldwide	63	5,066
GEA Group AG	236	5,662
HOCHTIEF AG	13	2,064
KION Group AG	115	6,563
Krones AG	27	2,258
MAN SE	30	3,081
MTU Aero Engines AG	70	15,025
OSRAM Licht AG	143	6,204
Rational AG	5	3,280
Rheinmetall AG	64	6,853
Siemens AG	1,255	137,376
Sixt SE	20	1,843

		275,974

Information Technology - 12.2%
Bechtle AG	46	3,950
Infineon Technologies AG	1,676	36,843
Nemetschek SE	30	4,386
SAP SE	1,566	167,978
Siltronic AG	34	3,327
Software AG	87	3,185
Wirecard AG	178	24,424

		244,093

Materials - 10.0%
Aurubis AG	61	3,360
BASF SE	1,433	109,311
Covestro AG, 144A	295	16,843
Evonik Industries AG	254	7,158
FUCHS PETROLUB SE	47	1,919
HeidelbergCement AG	246	18,107
K+S AG	297	5,666
LANXESS AG	111	6,023
Symrise AG	193	17,028
thyssenkrupp AG	815	12,204
Wacker Chemie AG	30	3,076

		200,695

Real Estate - 3.7%
Deutsche Wohnen SE	498	23,250
Grand City Properties SA	192	4,526
LEG Immobilien AG	106	11,848

Vonovia SE	725	35,202

		74,826

Utilities - 3.4%
E.ON SE	3,437	37,904
RWE AG	866	21,162
Uniper SE	290	8,457

		67,523

TOTAL COMMON STOCKS (Cost $2,217,762)		1,851,950

PREFERRED STOCKS - 6.7%
Consumer Discretionary - 4.2%
Bayerische Motoren Werke AG	95	7,020
Porsche Automobil Holding SE	254	16,955
Volkswagen AG	346	59,453

		83,428

Consumer Staples - 1.5%
Henkel AG & Co. KGaA	299	29,907

Health Care - 0.5%
Sartorius AG	64	10,159

Industrials - 0.1%
MAN SE	11	1,130
Sixt SE	28	1,874

		3,004

Materials - 0.3%
FUCHS PETROLUB SE	114	5,102

Utilities - 0.1%
RWE AG	69	1,670

TOTAL PREFERRED STOCKS (Cost $143,744)		133,270

EXCHANGE -TRADED FUND - 0.4%
Global X Dax Germany ETF (Cost $7,442)	290	7,250

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(b) (Cost $97)	97	97

TOTAL INVESTMENTS - 99.7% (Cost $2,369,045)		$1,992,567
Other assets and liabilities, net - 0.3%		6,970

NET ASSETS - 100.0%		$1,999,537

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCKS — 1.4%
Financials — 1.4%
Deutsche Bank AG(a)
32,398	498	(935)	(390)	(3,562)	—	—	3,014	28,009
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(b)
—	1,831	(1,734)	—	—	2	—	97	97

32,398	2,329	(2,669)	(390)	(3,562)	2	—	3,111	28,106

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$1,851,950	$—	$—	$1,851,950
Preferred Stocks(c)	133,270	—	—	133,270
Exchange-Traded Fund	7,250	—	—	7,250
Short-Term Investments	97	—	—	97

TOTAL	$1,992,567	$—	$—	$1,992,567

(c)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (formerly Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF)

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 8.2%
Abacus Property Group REIT	1,359	$3,490
ALE Property Group REIT	463	1,601
Arena REIT	1,128	2,095
Aventus Group (a)	1,609	2,564
Aveo Group (a)	1,831	2,762
BWP Trust REIT	1,984	5,223
Centuria Industrial REIT	659	1,383
Centuria Metropolitan REIT	1,112	1,938
Charter Hall Education Trust REIT	899	2,136
Charter Hall Group REIT	1,937	12,127
Charter Hall Retail REIT	1,362	4,409
Cromwell Property Group REIT	6,669	5,243
Dexus REIT	4,186	35,797
GDI Property Group REIT	2,117	2,116
Goodman Group REIT	6,798	61,906
GPT Group REIT	6,534	27,194
Growthpoint Properties Australia Ltd. REIT	1,185	3,414
Ingenia Communities Group REIT	965	2,073
Mirvac Group REIT	15,329	28,028
National Storage REIT	2,780	3,481
REA Group Ltd.	210	12,182
Scentre Group REIT	22,141	60,961
Shopping Centres Australasia Property Group REIT	3,425	5,873
Stockland REIT	10,044	25,010
US Masters Residential Property Fund REIT	1,533	1,222
Vicinity Centres REIT	13,159	23,031
Viva Energy REIT	1,870	3,220

		340,479

Austria - 0.5%
CA Immobilien Anlagen AG	259	8,753
IMMOFINANZ AG*	387	9,616
S IMMO AG	197	3,733

		22,102

Belgium - 1.1%
Aedifica SA REIT	77	7,076
Befimmo SA REIT	84	4,577
Cofinimmo SA REIT	93	12,094
Retail Estates NV REIT	45	4,120
Shurgard Self Storage SA*	104	3,230
VGP NV	32	2,536
Warehouses De Pauw CVA REIT	71	10,478
Xior Student Housing NV REIT	43	1,978

		46,089

Brazil - 0.9%
Aliansce Shopping Centers SA	434	2,326
BR Malls Participacoes SA	3,626	12,946
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,194	5,444
Ez Tec Empreendimentos e Participacoes SA	470	3,343
Iguatemi Empresa de Shopping Centers SA	362	4,054
Multiplan Empreendimentos Imobiliarios SA	1,167	7,833

		35,946

Canada - 5.3%
Allied Properties Real Estate Investment Trust REIT	432	15,748
Altus Group Ltd.	163	3,259
American Hotel Income Properties REIT LP	325	1,851
Artis Real Estate Investment Trust REIT	547	4,423
Boardwalk Real Estate Investment Trust REIT	137	4,283
Canadian Apartment Properties REIT	598	22,817
Chartwell Retirement Residences	875	9,966
Choice Properties Real Estate Investment Trust REIT	958	9,827
Colliers International Group, Inc.	157	10,718
Cominar Real Estate Investment Trust REIT	757	6,886
Crombie Real Estate Investment Trust REIT	363	3,828
Dream Global Real Estate Investment Trust REIT	702	7,223
Dream Office Real Estate Investment Trust REIT	146	2,755
DREAM Unlimited Corp., Class A*	296	1,816
First Capital Realty, Inc.	729	11,857
FirstService Corp.	144	12,492
Granite Real Estate Investment Trust REIT	196	9,112
H&R Real Estate Investment Trust REIT	1,188	20,486
InterRent Real Estate Investment Trust REIT	439	4,703
Killam Apartment Real Estate Investment Trust REIT	353	4,798
Morguard Corp.	20	2,809
Northview Apartment Real Estate Investment Trust REIT	200	4,214
NorthWest Healthcare Properties Real Estate Investment Trust REIT	388	3,270
RioCan Real Estate Investment Trust REIT	1,271	24,262

SmartCentres Real Estate Investment Trust REIT	479	12,279
Tricon Capital Group, Inc.	558	4,673

		220,355

Chile - 0.2%
Parque Arauco SA	2,774	7,625

China - 1.3%
Central China Real Estate Ltd.	3,000	1,265
China Vanke Co. Ltd., Class H	5,161	19,592
Greentown Service Group Co. Ltd.	6,000	5,473
Guangzhou R&F Properties Co. Ltd., Class H	4,417	8,260
Logan Property Holdings Co. Ltd.	5,600	7,976
Powerlong Real Estate Holdings Ltd.	5,000	2,331
Redco Group, 144A	4,000	1,875
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	1,100	1,340
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,818	5,395
Shanghai Shibei Hi-Tech Co. Ltd., Class B	1,900	992

		54,499

Egypt - 0.1%
Heliopolis Housing	507	598
Medinet Nasr Housing*	2,849	1,176
Palm Hills Developments SAE*	7,051	1,115
Six of October Development & Investment*	819	753
Talaat Moustafa Group	3,586	2,305

		5,947

Finland - 0.2%
Citycon OYJ	1,936	3,730
Kojamo OYJ*	606	6,536

		10,266

France - 4.9%
Covivio REIT	250	25,336
Gecina SA REIT	228	33,855
ICADE REIT	117	9,972
Klepierre SA REIT	886	30,963
Nexity SA	181	8,850
Unibail-Rodamco-Westfield REIT	573	92,652

		201,628

Germany - 5.7%
ADO Properties SA, 144A	113	6,491
alstria office REIT-AG REIT	658	9,973
Deutsche EuroShop AG	210	6,236
Deutsche Wohnen SE	1,393	65,035
LEG Immobilien AG	263	29,397
TAG Immobilien AG	609	14,216
TLG Immobilien AG	235	6,824
Vonovia SE	2,016	97,885

		236,057

Greece - 0.1%
Grivalia Properties REIC AE REIT	210	2,346
LAMDA Development SA*	159	1,177

		3,523

Guernsey - 0.1%
UK Commercial Property REIT Ltd. REIT	2,344	2,684

Hong Kong - 18.3%
Asia Standard International Group Ltd.	2,000	415
Champion REIT	10,000	8,000
China Jinmao Holdings Group Ltd.	22,022	10,689
China Motor Bus Co. Ltd.	200	2,675
China Oceanwide Holdings Ltd.*	18,000	860
China Overseas Land & Investment Ltd.	15,500	57,065
China Resources Land Ltd.	11,102	41,439
China Touyun Tech Group Ltd.*	30,000	378
Chinese Estates Holdings Ltd.	2,000	2,291
Chuang’s Consortium International Ltd.	4,000	866
CK Asset Holdings Ltd.	10,800	89,635
CSI Properties Ltd.	20,000	1,019
Emperor International Holdings Ltd.	4,000	1,218
Far East Consortium International Ltd.	4,000	1,931
Fortune Real Estate Investment Trust REIT	5,800	7,237
Fullshare Holdings Ltd.*	32,951	6,590
Hang Lung Group Ltd.	3,727	11,704
Hang Lung Properties Ltd.	8,035	18,977
Henderson Land Development Co. Ltd.	4,999	28,275
HKR International Ltd.	3,200	1,618
Hong Kong Ferry Holdings Co. Ltd.	1,000	1,108
Hongkong Land Holdings Ltd.	4,800	34,416
Hopewell Holdings Ltd.	3,000	13,797
Hysan Development Co. Ltd.	2,475	13,069
Kerry Properties Ltd.	2,492	10,413
Kong Sun Holdings Ltd.*	25,000	411
Kowloon Development Co. Ltd.	1,000	1,159
Lai Sun Development Co. Ltd.	600	977
Landing International Development Ltd.*	6,000	1,911
Langham Hospitality Investments and Langham Hospitality Investments Ltd (a)	3,500	1,449
Link REIT	8,679	98,125
New World Development Co. Ltd.	23,623	37,738

Poly Property Group Co. Ltd.	8,000	3,017
Prosperity REIT	4,000	1,687
Regal Real Estate Investment Trust REIT	14,000	4,316
SEA Holdings Ltd.	1,500	2,045
Shenzhen Investment Ltd.	12,000	4,479
Sino Land Co. Ltd.	12,921	24,065
Sinolink Worldwide Holdings Ltd.*	8,000	632
Sun Hung Kai Properties Ltd.	6,500	107,646
Sunlight Real Estate Investment Trust REIT	3,000	2,232
Swire Properties Ltd.	4,499	18,054
TAI Cheung Holdings Ltd.	1,000	1,038
Wang On Properties Ltd.	16,000	2,528
Wharf Holdings Ltd.	4,700	14,699
Wharf Real Estate Investment Co. Ltd.	4,926	34,608
Wheelock & Co. Ltd.	3,300	22,344
YT Realty Group Ltd.	2,000	604
Yuexiu Property Co. Ltd.	26,000	5,995

		757,444

Indonesia - 0.4%
Ayana Land International PT*	18,400	785
PT Alam Sutera Realty Tbk*	43,700	1,006
PT Bumi Serpong Damai Tbk*	38,722	3,730
PT Ciputra Development Tbk	40,700	2,531
PT Jaya Real Property Tbk	13,100	582
PT Jaya Sukses Makmur Sentosa Tbk*	41,400	1,471
PT Lippo Karawaci Tbk	31,500	699
PT PP Properti Tbk	67,200	750
PT Puradelta Lestari Tbk	35,500	626
PT Sitara Propertindo Tbk*	21,500	1,223
PT Summarecon Agung Tbk	35,900	2,399

		15,802

Ireland - 0.2%
Green REIT PLC REIT	2,736	4,592
Hibernia REIT PLC REIT	2,901	4,242

		8,834

Israel - 1.2%
ADO Group Ltd.*	49	1,025
Africa Israel Properties Ltd.*	52	1,402
Airport City Ltd.*	300	4,303
Alony Hetz Properties & Investments Ltd.	471	5,182
Alrov Properties and Lodgings Ltd.	30	983
Amot Investments Ltd.	608	3,524
Arad Investment & Industrial Development Ltd.	11	621
Ashtrom Properties Ltd.	166	784
Azrieli Group Ltd.	152	8,512
Bayside Land Corp.	4	1,952
Big Shopping Centers Ltd.	21	1,313
Blue Square Real Estate Ltd.	21	781
Gazit-Globe Ltd.	379	2,961
Isras Investment Co. Ltd.	7	906
Jerusalem Economy Ltd.*	859	2,608
Melisron Ltd.	74	3,564
Norstar Holdings, Inc.	46	561
Property & Building Corp. Ltd.	9	768
Reit 1 Ltd. REIT	731	3,156
Sella Capital Real Estate Ltd. REIT	910	1,672
Summit Real Estate Holdings Ltd.	150	1,346
Villar International Ltd.	18	506

		48,430

Japan - 20.9%
Activia Properties, Inc. REIT	3	12,518
Advance Residence Investment Corp. REIT	6	16,709
Aeon Mall Co. Ltd.	400	6,525
AEON REIT Investment Corp. REIT	6	6,937
Comforia Residential REIT, Inc. REIT	2	5,171
Daibiru Corp.	200	1,948
Daito Trust Construction Co. Ltd.	300	41,596
Daiwa House REIT Investment Corp. REIT	7	15,620
Daiwa Office Investment Corp. REIT	1	6,674
Frontier Real Estate Investment Corp. REIT	2	8,264
Fukuoka REIT Corp. REIT	3	4,563
Global One Real Estate Investment Corp. REIT	4	4,542
GLP J REIT	14	14,626
Goldcrest Co. Ltd.	100	1,415
Hankyu Hanshin REIT, Inc. REIT	3	3,900
Heiwa Real Estate Co. Ltd.	100	1,900
Heiwa Real Estate REIT, Inc. REIT	3	3,320
Hoshino Resorts REIT, Inc. REIT	1	4,779
Hulic Co. Ltd.	2,200	20,217
Hulic Reit, Inc. REIT	5	7,946
Ichigo Office REIT Investment REIT	6	5,552
Industrial & Infrastructure Fund Investment Corp. REIT	7	7,452
Invesco Office J-Reit, Inc. REIT	32	4,619
Invincible Investment Corp. REIT	24	10,931
Japan Excellent, Inc. REIT	5	6,913
Japan Hotel REIT Investment Corp. REIT	16	12,346
Japan Logistics Fund, Inc. REIT	4	8,020
Japan Prime Realty Investment Corp. REIT	4	15,702

Japan Real Estate Investment Corp. REIT	5	28,971
Japan Rental Housing Investments, Inc. REIT	7	5,527
Japan Retail Fund Investment Corp. REIT	11	22,174
Kenedix Office Investment Corp. REIT	2	13,349
Kenedix Residential Next Investment Corp. REIT	4	6,518
Kenedix Retail REIT Corp. REIT	2	4,596
LaSalle Logiport REIT	5	4,748
Leopalace21 Corp.	1,000	2,165
LIFULL Co. Ltd.	300	1,714
MCUBS MidCity Investment Corp. REIT	7	6,162
Mitsubishi Estate Co. Ltd.	5,800	99,671
Mitsui Fudosan Co. Ltd.	4,100	97,141
Mitsui Fudosan Logistics Park, Inc. REIT	1	2,960
Mori Hills REIT Investment Corp. REIT	6	7,659
Mori Trust Sogo Reit, Inc. REIT	4	6,116
Nippon Accommodations Fund, Inc. REIT	2	9,953
Nippon Building Fund, Inc. REIT	6	39,077
Nippon Prologis REIT, Inc. REIT	8	17,018
NIPPON REIT Investment Corp. REIT	2	7,411
Nomura Real Estate Holdings, Inc.	500	9,473
Nomura Real Estate Master Fund, Inc. REIT	18	24,675
Open House Co. Ltd.	100	3,530
Orix JREIT, Inc. REIT	11	18,043
Premier Investment Corp. REIT	5	5,960
Relo Group, Inc.	500	13,043
Sekisui House Reit, Inc. REIT	15	10,335
Starts Corp., Inc.	100	2,179
Sumitomo Realty & Development Co. Ltd.	2,000	74,811
Takara Leben Co. Ltd.	400	1,297
TOC Co. Ltd.	200	1,452
Tokyo Tatemono Co. Ltd.	900	10,454
Tokyu Fudosan Holdings Corp.	2,600	14,364
Tokyu REIT, Inc. REIT	4	5,950
United Urban Investment Corp. REIT	13	20,156
Unizo Holdings Co. Ltd.	200	3,859

		863,216

Luxembourg - 0.9%
Aroundtown SA	3,039	25,608
Grand City Properties SA	426	10,041

		35,649

Malaysia - 0.9%
Axis Real Estate Investment Trust REIT	3,500	1,498
Capitaland Malaysia Mall Trust REIT	3,800	1,028
Eastern & Oriental Bhd*	3,200	677
Eco World Development Group Bhd*	4,300	1,004
Eco World International Bhd*	2,900	549
IGB Real Estate Investment Trust REIT	7,500	3,209
IOI Properties Group Bhd	7,325	2,900
KLCCP Stapled Group (a)	1,100	2,121
KSL Holdings Bhd*	1,800	365
LBS Bina Group Bhd	3,800	635
Mah Sing Group Bhd	4,700	1,156
Matrix Concepts Holdings Bhd	2,200	1,066
MKH Bhd	1,200	369
MRCB-QUILL REIT	2,300	628
Paramount Corp. Bhd	1,200	634
Pavilion Real Estate Investment Trust REIT	2,800	1,198
Sime Darby Property Bhd	12,646	3,265
SP Setia Bhd Group	7,200	4,055
Sunway Bhd	8,100	3,227
Sunway Real Estate Investment Trust REIT	5,900	2,553
Tropicana Corp. Bhd	1,700	362
UEM Sunrise Bhd	4,900	988
UOA Development Bhd	2,300	1,290
YNH Property Bhd	1,600	476
YTL Hospitality REIT	3,200	1,015

		36,268

Mexico - 0.9%
Corp. Inmobiliaria Vesta SAB de CV	2,485	3,593
Fibra Uno Administracion SA de CV REIT	16,499	22,844
Grupo GICSA SAB de CV*	3,221	1,038
Macquarie Mexico Real Estate Management SA de CV REIT, 144A*	3,204	3,703
PLA Administradora Industrial S de RL de CV REIT	3,289	4,878
Prologis Property Mexico SA de CV REIT	1,429	2,624

		38,680

Netherlands - 0.2%
Atrium European Real Estate Ltd.*	632	2,439
Wereldhave NV REIT	167	4,878

		7,317

New Zealand - 0.6%
Argosy Property Ltd.	3,439	2,883
Goodman Property Trust REIT	4,234	4,732
Kiwi Property Group Ltd.	6,646	6,386
Precinct Properties New Zealand Ltd.	4,091	4,182
Property for Industry Ltd.	2,074	2,707
Vital Healthcare Property Trust REIT	1,499	2,161

		23,051

Norway - 0.3%
Entra ASA, 144A	509	7,147
Norwegian Property ASA	923	1,080
Olav Thon Eiendomsselskap ASA	124	2,083

		10,310

Philippines - 2.8%
8990 Holdings, Inc.	3,800	901
Ayala Corp.	1,235	22,088
Ayala Land, Inc.	32,526	27,671
Belle Corp.	18,000	898
DoubleDragon Properties Corp.*	3,000	1,253
Filinvest Land, Inc.	41,000	1,173
GT Capital Holdings, Inc.	367	6,776
Megaworld Corp.	51,900	5,188
Robinsons Land Corp.	8,461	3,828
SM Prime Holdings, Inc.	60,757	45,051
Vista Land & Lifescapes, Inc.	17,600	2,518

		117,345

Poland - 0.2%
Dom Development SA	33	636
Echo Investment SA	753	735
Globalworth Poland Real Estate NV	784	1,089
Globe Trade Centre SA	1,085	2,625
LC Corp. SA	1,861	1,256

		6,341

Romania - 0.4%
NEPI Rockcastle PLC	2,196	18,486

Russia - 0.1%
PIK Group PJSC	698	3,803

Singapore - 5.9%
AIMS AMP Capital Industrial REIT	2,500	2,590
Ascendas Hospitality Trust(a)	3,000	1,921
Ascendas India Trust	3,300	2,760
Ascendas Real Estate Investment Trust REIT	9,950	20,619
Ascott Residence Trust REIT	4,900	4,134
Bukit Sembawang Estates Ltd.	700	2,937
Cache Logistics Trust REIT	4,000	2,117
CapitaLand Commercial Trust REIT	10,723	15,396
CapitaLand Ltd.	10,551	26,705
CapitaLand Mall Trust REIT	10,901	19,362
CapitaLand Retail China Trust REIT	2,500	2,701
CDL Hospitality Trusts(a)	3,100	3,625
City Developments Ltd.	2,050	13,533
ESR REIT	7,700	3,077
Far East Hospitality Trust(a)	3,400	1,610
First Real Estate Investment Trust REIT	2,600	2,078
Frasers Centrepoint Trust REIT	2,400	4,068
Frasers Commercial Trust REIT	3,200	3,529
Frasers Hospitality Trust(a)	3,000	1,621
Frasers Logistics & Industrial Trust REIT	7,100	5,780
Frasers Property Ltd.	1,500	1,909
GuocoLand Ltd.	1,200	1,679
Ho Bee Land Ltd.	800	1,492
Keppel REIT	7,400	6,736
Keppel DC REIT	4,100	4,461
Keppel-KBS US REIT	2,197	1,472
Lippo Malls Indonesia Retail Trust REIT	6,800	1,032
Manulife US Real Estate Investment Trust REIT	4,900	4,116
Mapletree Commercial Trust REIT	7,800	10,218
Mapletree Industrial Trust REIT	5,200	7,697
Mapletree Logistics Trust REIT	10,200	10,417
Mapletree North Asia Commercial Trust REIT	8,700	8,048
OUE Commercial Real Estate Investment Trust REIT	4,100	1,517
OUE Hospitality Trust(a)	4,400	2,345
Parkway Life Real Estate Investment Trust REIT	1,600	3,398
Soilbuild Business Space REIT	3,200	1,421
SPH REIT	3,500	2,668
Starhill Global REIT	5,700	2,932
Suntec Real Estate Investment Trust REIT	9,100	12,998
United Industrial Corp. Ltd.	800	1,717
UOL Group Ltd.	2,258	11,079
Wing Tai Holdings Ltd.	2,100	3,139
Yanlord Land Group Ltd.	2,500	2,572

		245,226

South Africa - 1.5%
Attacq Ltd. REIT	2,629	2,941
Equites Property Fund Ltd. REIT	1,788	2,554
Fortress REIT Ltd., Class B REIT	4,011	3,965
Growthpoint Properties Ltd. REIT	10,499	18,235
Hyprop Investments Ltd. REIT	1,025	5,649
Redefine Properties Ltd. REIT	21,954	15,162
Resilient REIT Ltd. REIT	1,471	6,437
SA Corporate Real Estate Ltd. REIT	7,956	2,071

Vukile Property Fund Ltd. REIT	3,264	4,671

		61,685

South Korea - 0.1%
Celltrion, Inc.*	1	182
Korea Asset In Trust Co. Ltd.	168	639
Korea Real Estate Investment & Trust Co. Ltd.	692	1,563
Shinhan Alpha REIT Co. Ltd. REIT	134	671
SK D&D Co. Ltd.	30	801

		3,856

Spain - 0.9%
Hispania Activos Inmobiliarios SOCIMI SA REIT	43	872
Inmobiliaria Colonial Socimi SA REIT	1,035	10,684
Merlin Properties Socimi SA REIT	1,565	20,333
Neinor Homes SA, 144A*	275	3,607

		35,496

Sweden - 3.2%
Atrium Ljungberg AB, Class B	202	3,545
Castellum AB	1,136	20,706
Catena AB	136	3,809
Dios Fastigheter AB	358	2,810
Fabege AB	1,163	15,633
Fastighets AB Balder, Class B*	412	12,131
Hembla AB*	149	2,744
Hemfosa Fastigheter AB	697	5,958
Hufvudstaden AB, Class A	504	8,146
JM AB	289	5,933
Klovern AB, Class B	1,884	2,510
Kungsleden AB	777	5,808
L E Lundbergforetagen AB, Class B	307	9,472
Nyfosa AB*	697	4,027
Pandox AB	347	6,007
Sagax AB, Class B	305	5,036
Victoria Park AB, Class B	127	507
Wallenstam AB, Class B	854	7,994
Wihlborgs Fastigheter AB	574	7,629

		130,405

Switzerland - 1.4%
Allreal Holding AG*	59	9,506
Mobimo Holding AG	27	6,423
PSP Swiss Property AG	167	17,032
Swiss Prime Site AG*	316	26,725

		59,686

Taiwan - 0.9%
Cathay No. 1 REIT	5,000	2,486
Cathay No. 2 REIT	2,000	1,032
Cathay Real Estate Development Co. Ltd.	2,000	1,348
Chong Hong Construction Co. Ltd.	1,000	2,824
Farglory Land Development Co. Ltd.	1,000	1,199
Fubon No. 1 REIT	2,000	982
Fubon No. 2 REIT	3,000	1,290
Highwealth Construction Corp.	4,619	7,166
Hong Pu Real Estate Development Co. Ltd.	1,000	650
Huaku Development Co. Ltd.	1,000	2,261
Huang Hsiang Construction Corp.	1,000	842
Hung Sheng Construction Ltd.	2,000	1,833
KEE TAI Properties Co. Ltd.	2,000	793
Kindom Construction Corp.	2,000	1,251
Kuoyang Construction Co. Ltd.	2,000	783
Prince Housing & Development Corp.	6,000	2,125
Radium Life Tech Co. Ltd.*	3,000	1,447
Ruentex Development Co. Ltd.	2,418	3,810
Shin Kong No.1 REIT	4,000	2,144
Shining Building Business Co. Ltd.*	2,000	689
Sinyi Realty, Inc.	1,000	1,006
Taiwan Land Development Corp.*	3,000	836

		38,797

Thailand - 2.3%
Amata Corp. PCL, NVDR	3,700	2,548
Ananda Development PCL, NVDR	6,300	736
AP Thailand PCL, NVDR	9,500	2,125
Bangkok Land PCL, NVDR	62,000	3,246
Central Pattana PCL, NVDR	13,600	32,584
Frasers Property Thailand PCL, NVDR	5,100	2,686
Golden Land Property Development PCL, NVDR	1,800	474
Golden Ventures Leasehold Real Estate Investment Trust REIT	1,800	840
Grand Canal Land PCL, NVDR	24,400	2,060
IMPACT Growth Real Estate Investment Trust REIT	2,500	1,650
Land & Houses PCL, NVDR	30,100	10,029
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	1,600	848
LPN Development PCL, NVDR	5,600	1,244
MBK PCL, NVDR	4,600	3,168
Origin Property PCL, NVDR	4,200	993
Platinum Group PCL, NVDR	7,200	1,668
Principal Capital PCL, NVDR*	6,700	1,029
Property Perfect PCL, NVDR	32,800	864
Pruksa Holding PCL, NVDR	3,300	2,011
Quality Houses PCL, NVDR	38,100	3,700
Sansiri PCL, NVDR	64,500	2,824
SC Asset Corp. PCL, NVDR	6,700	646
Siam Future Development PCL, NVDR	4,200	1,040

Singha Estate PCL, NVDR*	10,800	1,117
Supalai PCL, NVDR	7,700	4,789
U City PCL, NVDR*	11,300	904
Univentures PCL, NVDR	2,400	514
WHA Corp. PCL, NVDR	38,100	5,078
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	5,900	2,322

		93,737

Turkey - 0.1%
AKIS Gayrimenkul Yatirimi AS REIT	648	328
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	9,864	2,830
Is Gayrimenkul Yatirim Ortakligi AS REIT	1,929	383
Yeni Gimat Gayrimenkul Ortakligi AS	537	890

		4,431

United Kingdom - 6.2%
Assura PLC REIT	9,947	7,634
Big Yellow Group PLC REIT	649	8,464
British Land Co. PLC REIT	4,081	32,797
Capital & Counties Properties PLC	2,672	9,088
Countrywide PLC*	5,580	800
Derwent London PLC REIT	441	19,157
Grainger PLC	2,554	8,391
Great Portland Estates PLC REIT	1,040	10,538
Hammerson PLC REIT	3,210	16,297
Hansteen Holdings PLC REIT	1,717	2,238
Intu Properties PLC REIT	3,277	5,017
Land Securities Group PLC REIT	2,890	34,581
LondonMetric Property PLC REIT	2,905	7,438
Safestore Holdings PLC REIT	873	7,112
Savills PLC	594	7,040
Segro PLC REIT	4,215	37,058
Shaftesbury PLC REIT	662	7,753
Tritax Big Box REIT PLC REIT	6,899	13,058
UNITE Group PLC REIT	1,096	13,346
Workspace Group PLC REIT	533	6,958

		254,765

TOTAL COMMON STOCKS (Cost $4,102,760)		4,106,260

PREFERRED STOCKS - 0.0%
South Korea - 0.0%
CJ Corp.*(b)	1	6

Sweden - 0.0%
Klovern AB	68	2,505

TOTAL PREFERRED STOCKS (Cost $2,481)		2,511

RIGHTS - 0.0%
Taiwan - 0.0%
CTBC Financial Holding Co. Ltd.*, expires 04/01/19 (Cost $0)	84	0

WARRANT - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/29/19 (Cost $0)	488	11

EXCHANGE-TRADED FUND - 0.2%
Vanguard Global ex-U.S. Real Estate ETF (Cost $7,423)	130	7,402

TOTAL INVESTMENTS - 99.6% (Cost $4,112,664)		$4,116,184
Other assets and liabilities, net - 0.4%		14,937

NET ASSETS - 100.0%		$4,131,121

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 02/28/2019	Value ($) at 02/28/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (c)(d)
5,713	—	(5,713)	—	—	191	—	—	—

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Fund
Real Estate Operations/Development	$1,471,643	35.8%
Diversified	792,354	19.3
Real Estate Management/Services	618,755	15.0
Shopping Centers	426,654	10.4
Office Property	282,994	6.9
Warehouse/Industry	173,826	4.2
Apartments	130,651	3.2
Other	211,905	5.2

Total	$4,108,782	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$4,106,260	$—	$—	$4,106,260
Preferred Stocks(e)	2,505	—	6	2,511
Rights	0	—	—	0
Warrant	11	—	—	11
Exchange-Traded Fund	7,402	—	—	7,402

TOTAL	$4,116,178	$—	$6	$4,116,184

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 8.4%
Capcom Co. Ltd.	1,100	$22,065
COLOPL, Inc.	800	5,009
CyberAgent, Inc.	1,800	56,028
Daiichikosho Co. Ltd.	300	14,822
DeNA Co. Ltd.	1,300	20,028
Dentsu, Inc.	2,800	116,960
Dip Corp.(a)	400	7,054
GungHo Online Entertainment, Inc.(a)	5,800	16,725
Hakuhodo DY Holdings, Inc.	3,300	50,603
Kakaku.com, Inc.	1,900	36,543
KDDI Corp.	21,300	514,418
Konami Holdings Corp.	800	33,022
Mixi, Inc.	700	17,003
Nexon Co. Ltd.*	6,100	96,826
Nintendo Co. Ltd.	1,500	410,169
Nippon Telegraph & Telephone Corp.	13,500	582,227
Nippon Television Holdings, Inc.	2,100	32,994
NTT DOCOMO, Inc.	17,200	400,412
SoftBank Group Corp.	8,200	757,240
Square Enix Holdings Co. Ltd.	900	26,518
Toho Co. Ltd.	1,900	67,930
Yahoo Japan Corp.	14,800	39,619

		3,324,215

Consumer Discretionary - 15.8%
ABC-Mart, Inc.(a)	400	22,925
Adastria Co. Ltd.	400	6,985
Aisin Seiki Co. Ltd.	1,900	74,160
Asics Corp.	2,400	31,951
Bandai Namco Holdings, Inc.	2,500	106,450
Bic Camera, Inc.	1,400	15,897
Bridgestone Corp.	7,600	299,917
Casio Computer Co. Ltd.	2,100	28,504
Clarion Co. Ltd.	200	4,506
Daikyonishikawa Corp.	600	6,678
Denso Corp.	5,400	231,969
Fast Retailing Co. Ltd.(a)	300	140,568
Fujitsu General Ltd.	800	10,708
Haseko Corp.	3,500	43,734
Heiwa Corp.	800	15,853
Hikari Tsushin, Inc.	300	53,764
Honda Motor Co. Ltd.	20,800	589,134
Iida Group Holdings Co. Ltd.	2,700	49,334
Isuzu Motors Ltd.	7,600	108,927
Izumi Co. Ltd.	500	22,727
J. Front Retailing Co. Ltd.(a)	3,100	34,336
Koito Manufacturing Co. Ltd.	1,600	92,562
K’s Holdings Corp.	2,500	22,997
Marui Group Co. Ltd.	2,000	35,196
Mazda Motor Corp.	6,900	81,043
NGK Spark Plug Co. Ltd.	2,000	42,508
NHK Spring Co. Ltd.	2,400	22,357
Nifco, Inc.	1,200	30,507
Nissan Motor Co. Ltd.	28,900	249,851
Nitori Holdings Co. Ltd.	1,000	124,731
Nojima Corp.	500	9,122
NOK Corp.	1,300	20,950
Oriental Land Co. Ltd.	2,900	318,604
PALTAC CORPORATION	300	15,469
Pan Pacific International Holdings Corp.	1,500	89,472
Panasonic Corp.	27,200	250,449
Pressance Corp.	400	5,056
Rakuten, Inc.	10,800	84,987
Resorttrust, Inc.	1,800	24,966
Rinnai Corp.	300	20,185
Ryohin Keikaku Co. Ltd.	300	71,200
Sekisui Chemical Co. Ltd.	5,200	81,606
Sekisui House Ltd.	8,400	126,279
Seria Co. Ltd.	700	23,707
Shimamura Co. Ltd.(a)	300	25,359
Shimano, Inc.	1,000	151,904
Skylark Holdings Co. Ltd.	2,700	41,354
Sony Corp.	12,600	604,533
Stanley Electric Co. Ltd.	1,600	45,994
Starts Corp., Inc.	400	8,717
Subaru Corp.	7,800	198,048
Sumitomo Electric Industries Ltd.	9,100	126,625
Sumitomo Forestry Co. Ltd.	1,800	23,462
Sumitomo Rubber Industries Ltd.	2,100	26,995
Suzuki Motor Corp.	4,500	230,457
T-Gaia Corp.	300	5,449
Topre Corp.	500	10,861
Toyoda Gosei Co. Ltd.	900	20,390
Toyota Boshoku Corp.	900	14,820
Toyota Industries Corp.	2,300	117,975
Toyota Motor Corp.	9,246	556,239
TPR Co. Ltd.	400	8,789
TS Tech Co. Ltd.	600	17,490
United Arrows Ltd.	300	9,917
USS Co. Ltd.	2,900	52,832
Yamaha Corp.	1,500	73,841
Yamaha Motor Co. Ltd.	3,500	70,962
Yokohama Rubber Co. Ltd.	1,200	24,481

Zensho Holdings Co. Ltd.	700	16,261
ZOZO, Inc.	3,000	56,486

		6,283,072

Consumer Staples - 9.9%
Aeon Co. Ltd.(a)	9,400	198,099
Ain Holdings, Inc.	300	20,616
Ajinomoto Co., Inc.	5,600	84,714
Asahi Group Holdings Ltd.	5,100	220,227
Calbee, Inc.	1,000	27,713
Ci:z Holdings Co. Ltd.	100	5,282
Cosmos Pharmaceutical Corp.	100	18,326
Create SD Holdings Co. Ltd.	400	10,503
Ezaki Glico Co. Ltd.	800	40,532
FamilyMart UNY Holdings Co. Ltd.(a)	2,800	79,860
Japan Tobacco, Inc.	14,200	361,378
Kao Corp.	6,000	454,042
Kewpie Corp.	1,300	29,686
Kikkoman Corp.	1,600	79,626
Kirin Holdings Co. Ltd.	11,600	259,364
Kobayashi Pharmaceutical Co. Ltd.	700	56,468
Kobe Bussan Co. Ltd.	400	13,654
Kose Corp.	400	64,750
Kusuri no Aoki Holdings Co. Ltd.	200	13,888
Lawson, Inc.	600	36,382
Lion Corp.	3,500	71,780
Maruha Nichiro Corp.	300	10,012
Matsumotokiyoshi Holdings Co. Ltd.	800	27,452
MEIJI Holdings Co. Ltd.	1,800	142,616
Morinaga & Co. Ltd.	700	31,378
NH Foods Ltd.	1,000	36,516
Nichirei Corp.	1,000	24,883
Nippon Suisan Kaisha Ltd.	3,400	22,266
Nissin Foods Holdings Co. Ltd.	1,000	69,440
Pigeon Corp.	1,500	61,175
Pola Orbis Holdings, Inc.	800	22,458
Seven & i Holdings Co. Ltd.	10,200	448,426
Shiseido Co. Ltd.	5,100	336,640
Sugi Holdings Co. Ltd.	600	26,060
Sundrug Co. Ltd.	1,100	33,696
Suntory Beverage & Food Ltd.	1,600	70,571
Toyo Suisan Kaisha Ltd.	1,200	44,520
Tsuruha Holdings, Inc.	500	44,287
Unicharm Corp.	5,100	162,410
Welcia Holdings Co. Ltd.	400	14,193
Yakult Honsha Co. Ltd.	1,800	120,787
Yaoko Co. Ltd.	300	15,927

		3,912,603

Energy - 1.0%
Cosmo Energy Holdings Co. Ltd.(a)	800	16,845
Idemitsu Kosan Co. Ltd.	1,900	67,418
Inpex Corp.	13,800	134,256
JXTG Holdings, Inc.	41,800	195,520

		414,039

Financials - 10.7%
AEON Financial Service Co. Ltd.	1,900	37,362
Aozora Bank Ltd.	1,400	40,370
Chiba Bank Ltd.	8,500	51,617
Concordia Financial Group Ltd.	15,500	62,796
Dai-ichi Life Holdings, Inc.	14,200	215,003
Daiwa Securities Group, Inc.	19,300	98,043
Financial Products Group Co. Ltd.	300	2,889
Fuyo General Lease Co. Ltd.	300	15,819
Hiroshima Bank Ltd.	3,600	20,050
Hitachi Capital Corp.	200	4,739
Japan Exchange Group, Inc.	6,600	116,502
Kyushu Financial Group, Inc.	5,200	21,114
Matsui Securities Co. Ltd.	1,500	16,277
Mebuki Financial Group, Inc.	13,000	35,151
Mitsubishi UFJ Financial Group, Inc.	113,800	589,548
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	27,504
Mizuho Financial Group, Inc.	328,000	516,220
MS&AD Insurance Group Holdings, Inc.	6,400	192,195
Nomura Holdings, Inc.	42,400	164,009
Orient Corp.	6,600	7,233
ORIX Corp.	16,200	234,589
Resona Holdings, Inc.	27,600	124,785
SBI Holdings, Inc.	2,900	61,064
Seven Bank Ltd.	8,100	23,648
Shinsei Bank Ltd.	1,700	23,350
Shizuoka Bank Ltd.	6,100	48,166
Sompo Holdings, Inc.	4,200	156,840
Sony Financial Holdings, Inc.	1,900	35,928
Sumitomo Mitsui Financial Group, Inc.	15,300	541,795
Sumitomo Mitsui Trust Holdings, Inc.	4,900	185,709
T&D Holdings, Inc.	7,900	94,847
Tokai Tokyo Financial Holdings, Inc.	2,900	12,530
Tokio Marine Holdings, Inc.	8,800	428,933
Tokyo Century Corp.	500	22,301
Zenkoku Hosho Co. Ltd.	800	29,429

		4,258,355

Health Care - 9.2%
Alfresa Holdings Corp.	2,700	78,221
Asahi Intecc Co. Ltd.	1,400	67,284
Astellas Pharma, Inc.	22,600	348,887

Chugai Pharmaceutical Co. Ltd.	2,500	170,005
Daiichi Sankyo Co. Ltd.	7,200	269,515
Eisai Co. Ltd.	2,900	239,539
Hisamitsu Pharmaceutical Co., Inc.	600	29,644
Hoya Corp.	5,000	305,650
Kaken Pharmaceutical Co. Ltd.	500	24,165
Kyowa Hakko Kirin Co. Ltd.	3,100	59,204
M3, Inc.	5,200	86,231
Medipal Holdings Corp.	2,600	60,632
Mitsubishi Tanabe Pharma Corp.	2,500	36,067
Nihon Kohden Corp.	1,200	36,058
Olympus Corp.	3,700	163,695
Ono Pharmaceutical Co. Ltd.	5,800	119,236
Otsuka Holdings Co. Ltd.	4,800	200,158
Santen Pharmaceutical Co. Ltd.	4,400	68,577
Sawai Pharmaceutical Co. Ltd.	600	34,387
Shionogi & Co. Ltd.	3,300	210,949
Ship Healthcare Holdings, Inc.	600	22,718
Sumitomo Dainippon Pharma Co. Ltd.	1,700	41,950
Sysmex Corp.	1,900	114,338
Takeda Pharmaceutical Co. Ltd.	15,600	626,270
Terumo Corp.	3,500	214,427
Toho Holdings Co. Ltd.	500	12,657
Tsumura & Co.	800	25,261

		3,665,725

Industrials - 23.2%
Aeon Delight Co. Ltd.(a)	300	11,157
AGC, Inc.	2,400	83,220
Aica Kogyo Co. Ltd.	800	27,848
Amada Holdings Co. Ltd.	3,800	39,973
ANA Holdings, Inc.	4,000	148,473
Central Japan Railway Co.	2,200	493,577
COMSYS Holdings Corp.	1,200	32,059
Daifuku Co. Ltd.	1,500	73,572
Daikin Industries Ltd.	3,300	358,399
DMG Mori Co. Ltd.	1,400	18,135
East Japan Railway Co.	4,500	430,920
Ebara Corp.	1,100	31,225
en-japan, Inc.	400	12,882
FANUC Corp.	2,400	397,557
Fuji Electric Co. Ltd.	1,600	50,305
Furukawa Electric Co. Ltd.	800	24,578
Hankyu Hanshin Holdings, Inc.	3,100	112,505
Hanwa Co. Ltd.	500	14,890
Harmonic Drive Systems, Inc.	300	9,810
Hazama Ando Corp.	2,000	14,104
Hino Motors Ltd.	3,100	28,488
Hitachi Construction Machinery Co. Ltd.	800	19,971
Hitachi Transport System Ltd.	600	17,894
Hoshizaki Corp.	600	40,640
ITOCHU Corp.	17,200	308,710
Iwatani Corp.	600	19,592
Japan Airlines Co. Ltd.	4,700	171,627
JTEKT Corp.	2,300	28,512
Kajima Corp.	6,500	96,227
Kanamoto Co. Ltd.	400	10,546
Kanematsu Corp.	900	10,591
Kawasaki Heavy Industries Ltd.	1,800	46,245
Keihan Holdings Co. Ltd.	1,400	57,977
Keio Corp.	1,400	82,249
Keisei Electric Railway Co. Ltd.	1,800	61,444
Kintetsu Group Holdings Co. Ltd.	2,300	103,926
Komatsu Ltd.	11,000	269,862
Kubota Corp.	13,300	179,512
Kumagai Gumi Co. Ltd.	400	12,702
Kyowa Exeo Corp.	1,000	26,994
Kyudenko Corp.	600	20,535
Maeda Corp.	1,900	20,106
Maeda Road Construction Co. Ltd.	900	17,633
Makita Corp.	3,000	106,315
Marubeni Corp.	23,800	169,905
Meitec Corp.	300	13,744
MINEBEA MITSUMI, Inc.	4,500	72,197
MISUMI Group, Inc.	3,000	72,790
Mitsubishi Corp.	17,500	493,465
Mitsubishi Electric Corp.	24,600	308,052
Mitsubishi Heavy Industries Ltd.	3,900	158,740
Mitsui & Co. Ltd.	19,800	311,265
MonotaRO Co. Ltd.	1,600	37,743
Nabtesco Corp.	1,300	34,322
Nagoya Railroad Co. Ltd.	2,400	66,080
NGK Insulators Ltd.	3,000	45,787
Nichias Corp.	700	13,815
Nidec Corp.	3,000	363,142
Nihon M&A Center, Inc.	1,700	42,912
Nippo Corp.	800	15,566
Nippon Express Co. Ltd.	900	53,117
Nippon Steel & Sumikin Bussan Corp.	200	8,642
Nishimatsu Construction Co. Ltd.	200	4,655
NSK Ltd.	4,900	45,030
Obara Group, Inc.	200	6,692
Obayashi Corp.	8,200	79,923
Odakyu Electric Railway Co. Ltd.	4,700	109,816
OSG Corp.	2,000	39,454

Park24 Co. Ltd.	1,200	28,825
Penta-Ocean Construction Co. Ltd.	3,300	16,630
Persol Holdings Co. Ltd.	2,300	39,422
Pilot Corp.	500	22,907
Recruit Holdings Co. Ltd.	17,000	475,548
Sankyu, Inc.	500	24,479
Sanwa Holdings Corp.	3,200	37,111
Secom Co. Ltd.	2,600	224,686
Seibu Holdings, Inc.	2,700	47,975
Shimizu Corp.	8,400	73,798
SMC Corp.	700	243,667
Sohgo Security Services Co. Ltd.	700	30,246
Sojitz Corp.	12,500	45,926
Sotetsu Holdings, Inc.	1,200	36,058
Sumitomo Corp.	14,200	204,160
Sumitomo Heavy Industries Ltd.	1,800	61,606
Sumitomo Mitsui Construction Co. Ltd.	1,900	12,511
Tadano Ltd.	2,000	20,859
Taisei Corp.	2,700	127,578
Takeuchi Manufacturing Co. Ltd.	500	8,754
TechnoPro Holdings, Inc.	500	26,994
THK Co. Ltd.	1,400	34,409
Tobu Railway Co. Ltd.	2,500	69,844
Toda Corp.	3,200	20,323
Tokyu Construction Co. Ltd.	100	853
Tokyu Corp.	6,700	113,573
TOTO Ltd.	1,800	68,155
Toyota Tsusho Corp.	2,700	85,739
Tsubakimoto Chain Co.	400	14,822
West Japan Railway Co.	2,200	165,830
Yamato Holdings Co. Ltd.	4,100	106,772

		9,200,401

Information Technology - 9.9%
Advantest Corp.	1,500	35,425
Alps Alpine Co. Ltd.	2,200	43,221
Brother Industries Ltd.	3,200	58,498
Canon, Inc.	13,800	396,818
Disco Corp.	300	41,340
Elecom Co. Ltd.	200	6,091
Fujitsu Ltd.	2,500	168,635
GMO internet, Inc.	1,000	16,601
Hamamatsu Photonics KK	2,000	70,428
Hirose Electric Co. Ltd.	405	41,657
Hitachi High-Technologies Corp.	800	30,435
Hitachi Ltd.	11,200	335,537
Horiba Ltd.	500	25,332
Itochu Techno-Solutions Corp.	1,400	32,950
Keyence Corp.	1,100	641,601
Konica Minolta, Inc.	5,300	51,419
Kyocera Corp.	3,600	198,595
Murata Manufacturing Co. Ltd.	2,600	404,644
NEC Corp.	3,200	106,791
Nihon Unisys Ltd.	800	20,877
Nomura Research Institute Ltd.	1,600	65,110
NS Solutions Corp.	400	10,571
NTT Data Corp.	6,500	71,061
Obic Co. Ltd.	800	76,392
Omron Corp.	2,600	112,226
Oracle Corp.	500	37,325
Otsuka Corp.	1,300	46,771
Renesas Electronics Corp.*	2,500	14,642
SCREEN Holdings Co. Ltd.	500	19,943
SCSK Corp.	700	30,623
Seiko Epson Corp.	3,100	45,837
Shimadzu Corp.	3,200	78,908
SUMCO Corp.	2,700	34,271
TDK Corp.	1,300	101,599
TIS, Inc.	600	27,920
Tokyo Electron Ltd.	1,700	231,360
Trend Micro, Inc.	1,200	59,181
Ulvac, Inc.	300	8,570
Yaskawa Electric Corp.(a)	2,800	79,608
Yokogawa Electric Corp.	2,400	46,224

		3,925,037

Materials - 6.2%
Air Water, Inc.	1,900	30,313
Asahi Kasei Corp.	17,000	185,393
Daicel Corp.	3,800	40,007
Denka Co. Ltd.	1,000	30,138
DIC Corp.	900	28,620
Dowa Holdings Co. Ltd.(a)	400	13,079
Hitachi Chemical Co. Ltd.	1,900	34,511
Hitachi Metals Ltd.	2,600	26,486
JFE Holdings, Inc.	6,600	115,109
JSR Corp.	2,400	39,799
Kansai Paint Co. Ltd.	2,700	49,649
Kuraray Co. Ltd.	4,100	55,025
Mitsubishi Chemical Holdings Corp.	15,200	112,225
Mitsubishi Gas Chemical Co., Inc.	2,400	36,694
Mitsubishi Materials Corp.	1,800	49,479
Mitsui Chemicals, Inc.	2,100	51,179
Nihon Parkerizing Co. Ltd.	400	5,286
Nippon Light Metal Holdings Co. Ltd.	9,600	21,214
Nippon Paint Holdings Co. Ltd.	1,900	73,051

Nippon Steel & Sumitomo Metal Corp.	10,800	194,375
Nissan Chemical Corp.	1,500	75,728
Nitto Denko Corp.	1,900	101,418
NOF Corp.	1,100	37,895
Oji Holdings Corp.	10,700	63,631
Shin-Etsu Chemical Co. Ltd.	4,300	358,114
Showa Denko KK	1,600	59,576
Sumitomo Chemical Co. Ltd.	19,700	97,686
Sumitomo Metal Mining Co. Ltd.	3,400	99,691
Taiheiyo Cement Corp.	1,600	54,689
Taiyo Nippon Sanso Corp.	1,900	26,848
Teijin Ltd.	1,900	31,866
Tokyo Steel Manufacturing Co. Ltd.	500	4,146
Toray Industries, Inc.	18,700	130,272
Tosoh Corp.	3,800	56,085
Ube Industries Ltd.	1,100	24,941
Zeon Corp.	2,300	23,471

		2,437,689

Real Estate - 3.6%
Aeon Mall Co. Ltd.	900	14,682
Daito Trust Construction Co. Ltd.	1,000	138,654
Daiwa House Industry Co. Ltd.	7,700	238,291
Hulic Co. Ltd.	5,000	45,949
Ichigo, Inc.	3,100	10,471
Leopalace21 Corp.	3,100	6,711
Mitsubishi Estate Co. Ltd.	16,900	290,421
Mitsui Fudosan Co. Ltd.	12,900	305,639
Nomura Real Estate Holdings, Inc.	1,600	30,313
Open House Co. Ltd.	400	14,121
Relo Group, Inc.	1,000	26,087
Sumitomo Realty & Development Co. Ltd.	5,900	220,694
Tokyo Tatemono Co. Ltd.	2,600	30,199
Tokyu Fudosan Holdings Corp.	6,600	36,462

		1,408,694

Utilities - 1.9%
Chubu Electric Power Co., Inc.	7,700	121,220
Electric Power Development Co. Ltd.	2,200	55,020
Kansai Electric Power Co., Inc.	10,200	152,606
Kyushu Electric Power Co., Inc.	5,000	59,468
Nippon Gas Co. Ltd.	500	17,427
Osaka Gas Co. Ltd.	4,600	94,215
Toho Gas Co. Ltd.	1,200	54,545
Tohoku Electric Power Co., Inc.	5,700	74,758
Tokyo Gas Co. Ltd.	4,900	134,913

		764,172

TOTAL COMMON STOCKS (Cost $41,428,426)		39,594,002

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c)
(Cost $16,750)	16,750	$16,750

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(b)
(Cost $3,435)	3,435	3,435

TOTAL INVESTMENTS - 99.8%
(Cost $41,448,611)		$39,614,187
Other assets and liabilities, net - 0.2%		59,012

NET ASSETS - 100.0%		$39,673,199

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(b)(c)
—	16,750(d)	—	—	—	705	—	16,750	16,750
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(b)
—	1,228,738	(1,225,303)	—	—	382	—	3,435	3,435

—	1,245,488	(1,225,303)	—	—	1,087	—	20,185	20,185

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $556,434, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $716,882.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
JPX-Nikkei 400 Index Futures	JPY	4	$47,275	$51,186	3/07/2019	$4,095

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2019.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$39,594,002	$—	$—	$39,594,002
Short-Term Investments(f)	20,185	—	—	20,185
Derivatives(g)
Futures Contract	4,095	—	—	4,095

TOTAL	$39,618,282	$—	$—	$39,618,282

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.8%
Canada - 0.5%
Canacol Energy Ltd.*	1,634	$5,534
Pan American Silver Corp.	392	5,226
Trevali Mining Corp.*	7,340	2,062

		12,822

Chile - 20.3%
AES Gener SA	25,326	7,584
Aguas Andinas SA, Class A	22,102	12,961
Banco de Chile	217,425	34,568
Banco de Credito e Inversiones SA	412	28,213
Banco Santander Chile	567,062	45,291
Besalco SA	3,366	3,341
CAP SA	640	7,066
Cencosud SA	12,150	22,655
Cia Cervecerias Unidas SA	1,296	18,357
Cia Sud Americana de Vapores SA*	124,694	4,075
Colbun SA	66,876	15,472
Empresa Nacional de Telecomunicaciones SA	1,285	13,540
Empresas CMPC SA	10,653	40,020
Empresas COPEC SA	3,618	49,174
Empresas Tricot SA	1,158	1,662
Enel Americas SA	265,332	46,192
Enel Chile SA	238,587	25,071
Engie Energia Chile SA	4,470	8,910
Forus SA	816	2,317
Grupo Security SA	9,491	4,173
Inversiones Aguas Metropolitanas SA	3,224	4,983
Inversiones La Construccion SA	295	5,325
Itau CorpBanca	1,313,575	12,457
Latam Airlines Group SA	2,626	30,558
Parque Arauco SA	4,979	13,686
Ripley Corp. SA	5,717	4,819
SACI Falabella	6,914	53,849
Salfacorp SA	2,836	4,372
SMU SA*	19,007	5,125
SONDA SA	4,137	6,924
Vina Concha y Toro SA	3,209	6,890

		539,630

Colombia - 9.2%
Almacenes Exito SA	2,066	9,796
Banco de Bogota SA	266	5,453
Bancolombia SA	2,599	30,369
Bolsa de Valores de Colombia	280	982
Celsia SA ESP	5,522	7,891
Cementos Argos SA	5,079	13,410
CEMEX Latam Holdings SA*	1,998	3,244
Constructora Conconcreto SA*	3,266	326
Corp. Financiera Colombiana SA*	1,070	8,514
Ecopetrol SA	55,739	56,477
Empresa de Telecomunicaciones de Bogota*	5,376	377
Grupo Argos SA	3,322	19,333
Grupo de Inversiones Suramericana SA	2,681	30,474
Grupo Energia Bogota SA ESP	20,542	13,609
Grupo Nutresa SA	2,335	19,792
Interconexion Electrica SA ESP	5,002	22,710
Mineros SA	1,054	616
Tecnoglass, Inc.(a)	170	1,504

		244,877

Mexico - 49.6%
Alfa SAB de CV, Class A	24,789	28,237
Alsea SAB de CV	4,183	10,596
America Movil SAB de CV, Series L	276,900	199,453
Arca Continental SAB de CV	3,575	20,163
Axtel SAB de CV, Series CPO*	7,534	1,087
Banco del Bajio SA, 144A	6,969	13,461
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,247	20,944
Bolsa Mexicana de Valores SAB de CV	3,541	7,387
Cemex SAB de CV, Series CPO*	124,446	61,094
Coca-Cola Femsa SAB de CV, Series L	4,271	25,844
Concentradora Fibra Danhos SA de CV REIT	2,794	3,987
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	6,896	3,693
Concentradora Hipotecaria SAPI de CV REIT	3,242	2,372
Consorcio ARA SAB de CV	5,450	1,479
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	5,045	4,317
Corp. Inmobiliaria Vesta SAB de CV	5,097	7,369
Credito Real SAB de CV SOFOM ER	2,328	2,331
El Puerto de Liverpool SAB de CV, Class C1	1,590	9,977
Fibra Uno Administracion SA de CV REIT	27,804	38,497
Fomento Economico Mexicano SAB de CV	15,996	145,179
Genomma Lab Internacional SAB de CV, Class B*	6,730	4,446

Gentera SAB de CV	8,971	7,370
Gruma SAB de CV, Class B	1,785	19,346
Grupo Aeromexico SAB de CV*	2,316	2,502
Grupo Aeroportuario del Centro Norte SAB de CV	2,737	15,603
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,975	27,728
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,699	28,829
Grupo Bimbo SAB de CV, Series A	13,434	26,653
Grupo Carso SAB de CV, Series A1	3,698	13,697
Grupo Cementos de Chihuahua SAB de CV	1,375	7,492
Grupo Comercial Chedraui SA de CV	2,886	5,651
Grupo Financiero Banorte SAB de CV, Class O	21,344	116,138
Grupo Financiero Inbursa SAB de CV, Class O	19,112	28,525
Grupo GICSA SAB de CV*	3,386	1,091
Grupo Herdez SAB de CV	1,766	3,914
Grupo Mexico SAB de CV, Series B	28,797	72,166
Grupo Rotoplas SAB de CV*(a)	1,262	1,346
Grupo Televisa SAB, Series CPO	20,109	47,117
Hoteles City Express SAB de CV*	3,136	3,577
Industrias Bachoco SAB de CV, Series B	1,564	6,074
Industrias CH SAB de CV, Series B*	1,266	5,561
Industrias Penoles SAB de CV	1,157	15,335
Infraestructura Energetica Nova SAB de CV	4,463	17,169
Kimberly-Clark de Mexico SAB de CV, Class A*	12,433	20,098
La Comer SAB de CV*	3,468	3,644
Macquarie Mexico Real Estate Management SA de CV REIT, 144A*	6,308	7,290
Megacable Holdings SAB de CV, Series CPO	2,423	11,072
Mexichem SAB de CV	8,586	20,813
PLA Administradora Industrial S de RL de CV REIT	6,300	9,344
Prologis Property Mexico SA de CV REIT	3,001	5,512
Promotora y Operadora de Infraestructura SAB de CV	1,907	18,789
Qualitas Controladora SAB de CV	1,338	3,429
Regional SAB de CV	1,922	9,998
Telesites SAB de CV*	11,022	6,841
TV Azteca SAB de CV, Series CPO	8,020	966
Unifin Financiera SAB de CV SOFOM ENR	772	1,796
Wal-Mart de Mexico SAB de CV	43,077	111,440

		1,315,829

Peru - 13.2%
Alicorp SAA	7,185	24,450
BBVA Banco Continental SA	4,478	5,256
Bolsa de Valores de Lima SAA, Class A	1,348	1,223
Casa Grande SAA	388	469
Cementos Pacasmayo SAA	2,444	4,827
Cia de Minas Buenaventura SAA, ADR(a)	1,933	32,165
Cia Minera Atacocha SAA, Class B*	3,190	304
Credicorp Ltd.	730	177,456
Enel Distribucion Peru SAA	1,464	2,347
Ferreycorp SAA	9,122	6,788
Grana y Montero SAA*	5,526	3,126
Hochschild Mining PLC	2,613	6,895
InRetail Peru Corp., 144A*	324	11,272
Intercorp Financial Services, Inc.	299	13,335
Luz del Sur SAA	1,114	4,101
Minsur SA*	11,002	5,990
Refineria La Pampilla SAA Relapasa*	18,032	835
Sociedad Minera Cerro Verde SAA	240	5,760
Southern Copper Corp.(a)	906	32,263
Union Andina de Cementos SAA	6,135	4,918
Volcan Cia Minera SAA	25,862	5,319

		349,099

TOTAL COMMON STOCKS (Cost $2,314,641)		2,462,257

PREFERRED STOCKS - 7.0%
Chile - 2.2%
Coca-Cola Embonor SA, Class B	1,748	4,671
Embotelladora Andina SA, Class B	3,051	11,439
Sociedad Quimica y Minera de Chile SA, Class B	1,034	43,029

		59,139

Colombia - 4.7%
Banco Davivienda SA	1,164	14,266
Bancolombia SA	5,139	61,951
Cementos Argos SA	2,412	5,170
Grupo Argos SA	2,372	11,432
Grupo Aval Acciones y Valores SA	44,267	16,892
Grupo de Inversiones Suramericana SA	1,263	13,552

		123,263

Panama - 0.1%
Avianca Holdings SA	3,864	$2,334

TOTAL PREFERRED STOCKS (Cost $161,187)		184,736

RIGHTS - 0.1%
Canada - 0.1%
Pan American Silver Corp. CVR*(b) (Cost $0)	1,874	1,244

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d) (Cost $3,810)	3,810	3,810

TOTAL INVESTMENTS - 100.0% (Cost $2,479,638)		$2,652,047
Other assets and liabilities, net - 0.0%		124

NET ASSETS - 100.0%		$2,652,171

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 10/30/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31%(c)(d)
—	3,810(e)	—	—	—	23	—	3,810	3,810

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $64,362, which is 2.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $62,926.

(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019 the Xtrackers MSCI Latin America Pacific Alliance ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$723,500	27.3%
Consumer Staples	522,920	19.8
Materials	434,261	16.4
Communication Services	280,452	10.6
Industrials	195,968	7.4
Utilities	189,001	7.1
Energy	112,019	4.2
Real Estate	90,470	3.4
Consumer Discretionary	88,276	3.3
Information Technology	6,924	0.3
Health Care	4,446	0.2

Total	$2,648,237	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$2,462,257	$—	$—	$2,462,257
Preferred Stocks(f)	184,736	—	—	184,736
Rights	—	—	1,244	1,244
Short-Term Investments(f)	3,810	—	—	3,810

TOTAL	$2,650,803	$—	$1,244	$2,652,047

(f)	See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	4/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	4/25/2019

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	4/25/2019

* Print the name and title of each signing officer under his or her signature.